UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	5-31-2012

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT          |          MAY 31, 2012

Strategic Allocation: Aggressive Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	43
Statement of Operations	44
Statement of Changes in Net Assets	45
Notes to Financial Statements	46
Financial Highlights	54
Additional Information	57

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated November 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

The six-month period covered by this report began in late 2011 on a relatively strong note, with market values, yields, and investor activity reflecting optimism for 2012. Concerns about the European sovereign debt crisis had eased somewhat. Renewed optimism (similar to early in the first quarter of 2011) inspired investors to generally favor stocks over bonds, and higher-yielding investments over lower-yielding.

This risk-tolerant attitude prevailed through March 2012, but broke down in April and May. During the first four months, investor optimism helped push equities—both domestic and foreign—to double-digit returns. In contrast, the U.S. Treasury market suffered negative returns.

But trends reversed during the final two months of the reporting period. Several U.S. growth indicators slowed, and Europe’s sovereign debt crisis turned for the worse. Spain’s banking sector deteriorated, and Greece’s failure to form a coalition government after elections in May led to concerns that the country might leave the eurozone. Investor preferences generally shifted from stocks to safe-haven assets, particularly U.S. Treasuries.

As a result, investment returns for the six months were mixed. The biggest gainers included long-maturity U.S. government and municipal bonds, and high-yield bonds. The biggest decliners included commodities and international stocks, particularly European stocks. Between those extremes were middling returns for broad U.S. indices—the S&P 500 Index advanced 6.23%, while its bond counterpart, the Barclays U.S. Aggregate Bond Index, advanced 3.46%.

In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach. We appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWSAX	4.08%	-3.78%	0.71%	5.61%	6.83%	2/15/96
S&P 500 Index	—	6.23%	-0.41%	-0.92%	4.14%	6.41%(2)	—
Barclays U.S. Aggregate Bond Index	—	3.46%	7.12%	6.72%	5.72%	6.28%(2)	—
Barclays U.S. 1–3 Month Treasury Bill Index	—	0.03%	0.04%	0.95%	1.78%	2.96%(2)	—
Institutional Class	AAAIX	4.24%	-3.66%	0.90%	5.82%	3.64%	8/1/00
A Class(3) No sales charge* With sales charge*	ACVAX	3.96% -2.07%	-4.12% -9.59%	0.46% -0.72%	5.35% 4.73%	6.36% 5.96%	10/2/96
B Class No sales charge* With sales charge*	ALLBX	3.64% -1.36%	-4.83% -8.83%	-0.29% -0.49%	— —	4.56% 4.56%	9/30/04
C Class No sales charge* With sales charge*	ASTAX	3.65% 2.65%	-4.84% -4.84%	-0.29% -0.29%	4.57% 4.57%	4.29% 4.29%	11/27/01
R Class	AAARX	3.82%	-4.25%	0.22%	—	4.34%	3/31/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 2/29/96, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.21%	1.01%	1.46%	2.21%	2.21%	1.71%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

MAY 31, 2012
Top Ten Equity Holdings	% of net assets
Apple, Inc.	1.7%
Exxon Mobil Corp.	1.0%
Microsoft Corp.	0.9%
Chevron Corp.	0.7%
International Business Machines Corp.	0.7%
Samsung Electronics Co. Ltd.	0.7%
Johnson & Johnson	0.7%
Google, Inc., Class A	0.7%
Philip Morris International, Inc.	0.6%
Wells Fargo & Co.	0.6%

Geographic Composition of Equity Holdings	% of net assets
United States	56.1%
United Kingdom	2.4%
Japan	1.7%
Switzerland	1.7%
Other Countries	15.8%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.4 years
Average Duration (effective)	4.6 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	56.0%
Foreign Common Stocks	21.6%
Corporate Bonds	9.2%
U.S. Treasury Securities	5.8%
U.S. Government Agency Mortgage-Backed Securities	3.2%
Municipal Securities	0.6%
Commercial Mortgage-Backed Securities	0.6%
Commercial Paper	0.4%
Collateralized Mortgage Obligations	0.4%
Sovereign Governments and Agencies	0.2%
U.S. Government Agency Securities	0.2%
Exchange-Traded Funds	0.1%
Convertible Preferred Stocks	—*
Preferred Stocks	—*
Temporary Cash Investments	1.6%
Other Assets and Liabilities	0.1%
*Category is less than 0.05% of total net assets.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee.  If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period(1) 12/1/11 – 5/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,040.80	$6.12	1.20%
Institutional Class	$1,000	$1,042.40	$5.11	1.00%
A Class	$1,000	$1,039.60	$7.39	1.45%
B Class	$1,000	$1,036.40	$11.20	2.20%
C Class	$1,000	$1,036.50	$11.20	2.20%
R Class	$1,000	$1,038.20	$8.66	1.70%
Hypothetical
Investor Class	$1,000	$1,019.00	$6.06	1.20%
Institutional Class	$1,000	$1,020.00	$5.05	1.00%
A Class	$1,000	$1,017.75	$7.31	1.45%
B Class	$1,000	$1,014.00	$11.08	2.20%
C Class	$1,000	$1,014.00	$11.08	2.20%
R Class	$1,000	$1,016.50	$8.57	1.70%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value
Common Stocks — 77.6%
AEROSPACE AND DEFENSE — 2.2%
AAR Corp.	1,165	$14,038
Aerovironment, Inc.(1)	755	16,821
Alliant Techsystems, Inc.	188	9,203
American Science & Engineering, Inc.	2,293	111,096
Astronics Corp.(1)	476	12,148
BE Aerospace, Inc.(1)	49,400	2,140,008
Ceradyne, Inc.	218	5,492
Curtiss-Wright Corp.	1,298	39,446
European Aeronautic Defence and Space Co. NV	42,200	1,412,521
Exelis, Inc.	16,697	166,970
General Dynamics Corp.	5,921	379,003
Hexcel Corp.(1)	18,424	449,177
Honeywell International, Inc.	45,868	2,553,013
L-3 Communications Holdings, Inc.	5,873	400,480
Moog, Inc., Class A(1)	613	23,306
National Presto Industries, Inc.	440	29,507
Northrop Grumman Corp.	30,279	1,778,891
Orbital Sciences Corp.(1)	1,160	12,980
Precision Castparts Corp.	8,230	1,367,908
Raytheon Co.	16,812	845,980
Spirit Aerosystems Holdings, Inc. Class A(1)	47,000	1,084,290
Teledyne Technologies, Inc.(1)	380	22,640
Textron, Inc.	30,185	713,272
TransDigm Group, Inc.(1)	21,300	2,619,900
Triumph Group, Inc.	3,935	235,471
United Technologies Corp.	56,138	4,160,387
Zodiac Aerospace	15,000	1,462,100
		22,066,048
AIR FREIGHT AND LOGISTICS — 0.6%
FedEx Corp.	14,586	1,300,196
Hyundai Glovis Co. Ltd.	4,241	749,205
United Parcel Service, Inc., Class B	50,622	3,793,613
UTi Worldwide, Inc.	1,044	16,328
		5,859,342
AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	1,166	39,994
JetBlue Airways Corp.(1)	3,289	17,202
Southwest Airlines Co.	121,780	1,099,673
		1,156,869
AUTO COMPONENTS — 0.6%
American Axle & Manufacturing Holdings, Inc.(1)	15,987	148,040
Autoliv, Inc.	16,977	981,440
BorgWarner, Inc.(1)	40,590	2,912,332
Cooper Tire & Rubber Co.	1,447	22,400
Dana Holding Corp.	3,770	50,216
Delphi Automotive plc(1)	22,600	656,078
Lear Corp.	552	21,997
Pirelli & C SpA	91,930	911,077
Standard Motor Products, Inc.	1,654	22,346
Tenneco, Inc.(1)	714	19,385
		5,745,311
AUTOMOBILES — 1.0%
Bayerische Motoren Werke AG	13,093	989,179
Brilliance China Automotive Holdings Ltd.(1)	512,000	502,003
Ford Motor Co.	84,740	894,854
Harley-Davidson, Inc.	22,914	1,103,996
Hyundai Motor Co.	10,349	2,139,509
Kia Motors Corp.	12,405	842,941
PT Astra International Tbk	46,500	318,080
Tata Motors Ltd.	129,764	538,397
Tofas Turk Otomobil Fabrikasi	127,680	434,102
Toyota Motor Corp.	49,600	1,924,247
		9,687,308
BEVERAGES — 1.9%
Anheuser-Busch InBev NV	21,729	1,471,018
Beam, Inc.	19,675	1,191,518
Boston Beer Co., Inc., Class A(1)	412	43,198
Brown-Forman Corp., Class B	4,910	428,054
Cia de Bebidas das Americas Preference Shares ADR	35,750	1,371,012
Coca-Cola Co. (The)	62,853	4,697,005
Coca-Cola Enterprises, Inc.	4,735	129,550
Coca-Cola Femsa SAB de CV ADR	1,110	127,694
Constellation Brands, Inc., Class A(1)	43,925	847,313
Dr Pepper Snapple Group, Inc.	17,018	702,163
Fomento Economico Mexicano SAB de CV ADR	9,955	784,753
Monster Beverage Corp.(1)	25,628	1,860,593
PepsiCo, Inc.	54,045	3,666,953

8

Shares/ Principal Amount	Value
Pernod-Ricard SA	19,956	$1,949,373
Primo Water Corp.(1)	4,967	6,159
		19,276,356
BIOTECHNOLOGY — 1.3%
Achillion Pharmaceuticals, Inc.(1)	1,634	11,732
Acorda Therapeutics, Inc.(1)	1,074	23,617
Alexion Pharmaceuticals, Inc.(1)	32,916	2,981,202
Alkermes plc(1)	2,475	38,659
Amgen, Inc.	41,583	2,890,850
ARIAD Pharmaceuticals, Inc.(1)	3,991	66,131
Biogen Idec, Inc.(1)	4,296	561,702
Cepheid, Inc.(1)	28,787	1,089,012
Cubist Pharmaceuticals, Inc.(1)	1,582	63,470
Exelixis, Inc.(1)	4,056	18,779
Gilead Sciences, Inc.(1)	30,570	1,526,971
Grifols SA(1)	83,475	1,893,514
Halozyme Therapeutics, Inc.(1)	2,343	17,901
ImmunoGen, Inc.(1)	1,414	19,810
Incyte Corp. Ltd.(1)	2,270	48,374
InterMune, Inc.(1)	848	8,845
Ironwood Pharmaceuticals, Inc.(1)	1,527	18,202
Isis Pharmaceuticals, Inc.(1)	2,794	27,633
Medivation, Inc.(1)	3,316	279,307
Momenta Pharmaceuticals, Inc.(1)	1,240	17,100
NPS Pharmaceuticals, Inc.(1)	2,554	20,151
Onyx Pharmaceuticals, Inc.(1)	1,640	75,079
PDL BioPharma, Inc.	3,203	20,787
Regeneron Pharmaceuticals, Inc.(1)	5,500	746,075
Seattle Genetics, Inc.(1)	2,526	49,206
Theravance, Inc.(1)	1,555	32,173
United Therapeutics Corp.(1)	16,925	748,762
		13,295,044
BUILDING PRODUCTS — 0.1%
Apogee Enterprises, Inc.	4,367	64,544
Builders FirstSource, Inc.(1)	17,293	68,480
Fortune Brands Home & Security, Inc.(1)	40,400	913,848
Nortek, Inc.(1)	150	7,190
Simpson Manufacturing Co., Inc.	399	11,088
		1,065,150
CAPITAL MARKETS — 1.0%
Affiliated Managers Group, Inc.(1)	11,600	1,195,612
Ameriprise Financial, Inc.	16,680	799,305
Apollo Investment Corp.	6,490	48,286
Ares Capital Corp.	1,510	22,786
Artio Global Investors, Inc.	1,100	3,355
Bank of New York Mellon Corp. (The)	28,660	583,517
BlackRock Kelso Capital Corp.	1,230	11,562
BlackRock, Inc.	12,071	2,061,727
Charles Schwab Corp. (The)	37,995	473,418
Fifth Street Finance Corp.	1,645	15,644
Franklin Resources, Inc.	887	94,723
Goldman Sachs Group, Inc. (The)	9,100	870,870
Hercules Technology Growth Capital, Inc.	2,166	22,873
HFF, Inc., Class A(1)	4,022	52,608
Janus Capital Group, Inc.	6,753	49,297
Jefferies Group, Inc.	31,100	415,496
KKR & Co. LP	73,000	857,750
Knight Capital Group, Inc., Class A(1)	1,260	15,838
MCG Capital Corp.	961	4,238
Morgan Stanley	17,570	234,735
Northern Trust Corp.	28,032	1,210,422
PennantPark Investment Corp.	4,427	43,163
Prospect Capital Corp.	1,544	16,629
State Street Corp.	4,415	181,942
Triangle Capital Corp.	2,746	55,854
UBS AG(1)	89,164	1,005,143
Waddell & Reed Financial, Inc.	1,131	32,471
WisdomTree Investments, Inc.(1)	2,689	17,962
		10,397,226
CHEMICALS — 2.1%
Airgas, Inc.	23,900	2,074,759
Albemarle Corp.	22,500	1,365,750
BASF SE	15,450	1,077,080
Celanese Corp.	14,000	557,340
CF Industries Holdings, Inc.	7,322	1,251,769
China BlueChemical Ltd. H Shares(1)	750,000	517,938
Christian Hansen Holding A/S	28,496	793,768
E.I. du Pont de Nemours & Co.	37,237	1,797,058

9

Shares/ Principal Amount	Value
Eastman Chemical Co.	13,800	$642,528
Ferro Corp.(1)	1,329	5,901
Flotek Industries, Inc.(1)	5,105	54,368
FMC Corp.	24,800	1,264,056
Georgia Gulf Corp.(1)	457	13,600
H.B. Fuller Co.	2,840	86,336
Hawkins, Inc.	985	32,515
Innophos Holdings, Inc.	741	37,406
Intrepid Potash, Inc.(1)	2,082	40,870
Koppers Holdings, Inc.	670	23,524
Kraton Performance Polymers, Inc.(1)	909	17,371
LG Chem Ltd.	1,090	268,748
LyondellBasell Industries NV, Class A	24,136	952,406
Mexichem SAB de CV	143,537	498,621
Minerals Technologies, Inc.	5,273	333,623
Monsanto Co.	33,408	2,579,098
Olin Corp.	10,036	192,390
OM Group, Inc.(1)	897	16,334
Potash Corp. of Saskatchewan, Inc.	12,124	480,218
PPG Industries, Inc.	6,806	704,013
Rockwood Holdings, Inc.(1)	24,682	1,194,609
Sensient Technologies Corp.	475	17,347
Syngenta AG	6,288	2,013,247
TPC Group, Inc.(1)	1,199	37,876
Tredegar Corp.	1,599	21,666
		20,964,133
COMMERCIAL BANKS — 3.8%
American National Bankshares, Inc.	1,719	37,457
Banco Bilbao Vizcaya Argentaria SA	121,960	693,998
Banco Latinoamericano de Comercio Exterior SA E Shares	2,371	46,234
Bancorp, Inc.(1)	2,477	22,516
BancorpSouth, Inc.	3,192	43,060
Bank of Montreal	17,204	918,350
Bank of Nova Scotia	12,314	631,527
BB&T Corp.	10,969	331,483
BNP Paribas SA	24,356	774,739
BOK Financial Corp.	710	39,583
Boston Private Financial Holdings, Inc.	5,509	49,691
Cathay General Bancorp.	3,675	60,931
China Minsheng Banking Corp. Ltd. H Shares	872,500	832,981
City National Corp.	4,369	217,052
Columbia Banking System, Inc.	1,356	24,571
Comerica, Inc.	41,825	1,272,316
Commerce Bancshares, Inc.	16,848	652,692
Commonwealth Bank of Australia	24,628	1,185,112
Community Bank System, Inc.	1,753	46,647
Credicorp Ltd.	9,504	1,185,814
Cullen/Frost Bankers, Inc.	5,090	289,570
CVB Financial Corp.	1,710	18,622
DBS Group Holdings Ltd.	77,000	789,958
East West Bancorp., Inc.	32,498	727,630
F.N.B. Corp.	3,662	38,890
First Financial Bancorp	1,587	24,376
First Horizon National Corp.	12,789	108,451
First Interstate Bancsystem, Inc.	1,851	25,821
First Midwest Bancorp., Inc.	2,189	22,087
First Republic Bank(1)	461	14,475
FirstMerit Corp.	2,125	33,788
Fulton Financial Corp.	8,012	81,162
Grupo Financiero Banorte SAB de CV	128,400	573,810
HDFC Bank Ltd.	71,884	647,958
HDFC Bank Ltd. ADR(1)	14,680	410,453
Heritage Financial Corp.	3,040	42,104
Home Bancshares, Inc.	2,954	83,096
HSBC Holdings plc	158,454	1,250,434
ICICI Bank Ltd. ADR	11,101	312,493
Industrial & Commercial Bank of China Ltd. H Shares	1,693,660	1,029,959
Itau Unibanco Holding SA Preference Shares	66,300	956,934
Kasikornbank PCL NVDR	405,900	1,977,511
Lakeland Financial Corp.	1,448	37,199
Lloyds Banking Group plc(1)	2,101,150	821,879
MB Financial, Inc.	1,181	23,986
Mitsubishi UFJ Financial Group, Inc.	188,100	816,156
National Bankshares, Inc.	1,187	34,423
Old National Bancorp.	2,080	24,107
Pacific Continental Corp.	2,615	23,535
Park Sterling Corp.(1)	6,059	26,963
Pinnacle Financial Partners, Inc.(1)	2,280	38,897
PNC Financial Services Group, Inc.	26,257	1,612,705

10

Shares/ Principal Amount	Value
Powszechna Kasa Oszczednosci Bank Polski SA	43,789	$395,152
PT Bank Mandiri (Persero) Tbk	1,265,819	929,165
PT Bank Rakyat Indonesia (Persero) Tbk	496,500	298,428
Sberbank of Russia	707,118	1,751,531
Signature Bank(1)	807	49,558
Standard Chartered plc	48,745	983,397
SunTrust Banks, Inc.	11,457	262,594
Susquehanna Bancshares, Inc.	4,028	38,790
Swedbank AB A Shares	53,908	765,821
TCF Financial Corp.	7,183	84,688
Texas Capital Bancshares, Inc.(1)	2,620	101,604
Trico Bancshares	2,236	34,323
Trustmark Corp.	1,902	46,447
Turkiye Garanti Bankasi AS	391,291	1,254,817
U.S. Bancorp	102,678	3,194,313
UMB Financial Corp.	991	48,331
Umpqua Holdings Corp.	1,952	25,044
United Bankshares, Inc.	818	20,957
Washington Banking Co.	1,646	22,336
Webster Financial Corp.	771	15,628
Wells Fargo & Co.	178,108	5,708,361
Westamerica Bancorp.	8,163	364,968
Wintrust Financial Corp.	663	22,549
		38,404,988
COMMERCIAL SERVICES AND SUPPLIES — 0.6%
ABM Industries, Inc.	775	16,639
Aggreko plc	29,661	1,004,784
Avery Dennison Corp.	10,100	294,011
Brink’s Co. (The)	958	21,814
Clean Harbors, Inc.(1)	22,800	1,415,196
Deluxe Corp.	3,101	71,695
G&K Services, Inc., Class A	2,347	68,485
Metalico, Inc.(1)	7,189	18,188
Republic Services, Inc.	60,355	1,590,958
Stericycle, Inc.(1)	16,600	1,448,516
SYKES Enterprises, Inc.(1)	2,982	44,879
Team, Inc.(1)	311	8,298
US Ecology, Inc.	1,314	22,614
Waste Management, Inc.	7,187	233,146
		6,259,223
COMMUNICATIONS EQUIPMENT — 0.9%
AAC Technologies Holdings, Inc.	262,000	827,025
Aruba Networks, Inc.(1)	1,537	20,196
Bel Fuse, Inc., Class B	2,330	37,932
Cisco Systems, Inc.	190,813	3,115,976
Emulex Corp.(1)	1,505	10,114
F5 Networks, Inc.(1)	11,219	1,160,942
Harris Corp.	3,629	144,362
InterDigital, Inc.	704	17,382
Motorola Solutions, Inc.	18,233	876,643
Netgear, Inc.(1)	2,076	65,166
Oplink Communications, Inc.(1)	1,411	18,089
Plantronics, Inc.	518	15,587
Polycom, Inc.(1)	1,869	21,381
Procera Networks, Inc.(1)	3,789	79,190
QUALCOMM, Inc.	41,009	2,350,226
Research In Motion Ltd.(1)	5,996	61,939
Sycamore Networks, Inc.(1)	2,697	35,762
Tellabs, Inc.	4,755	17,403
Tessco Technologies, Inc.	1,066	20,425
ZTE Corp. H Shares	167,360	331,634
		9,227,374
COMPUTERS AND PERIPHERALS — 2.6%
Apple, Inc.(1)	30,160	17,424,337
Catcher Technology Co. Ltd.	87,000	552,348
Datalink Corp.(1)	2,151	21,338
Dell, Inc.(1)	92,914	1,145,630
Electronics for Imaging, Inc.(1)	2,668	39,326
EMC Corp.(1)	87,534	2,087,686
Gemalto NV	6,615	421,323
Hewlett-Packard Co.	45,200	1,025,136
Lenovo Group Ltd.	934,000	794,223
Lexmark International, Inc., Class A	451	11,279
QLogic Corp.(1)	8,578	116,747
SanDisk Corp.(1)	9,958	325,627
Seagate Technology plc	57,408	1,345,069
Synaptics, Inc.(1)	657	17,621
Western Digital Corp.(1)	33,480	1,050,937
		26,378,627
CONSTRUCTION AND ENGINEERING — 0.4%
Chicago Bridge & Iron Co. NV New York Shares	42,680	1,533,919
Comfort Systems USA, Inc.	441	4,004
Dycom Industries, Inc.(1)	1,917	37,535
EMCOR Group, Inc.	1,154	31,562
Granite Construction, Inc.	3,809	87,302
KBR, Inc.	21,700	552,699
Larsen & Toubro Ltd.	40	835
Pike Electric Corp.(1)	4,375	31,588

11

Shares/ Principal Amount	Value
Quanta Services, Inc.(1)	32,300	$729,334
URS Corp.	21,910	792,485
		3,801,263
CONSTRUCTION MATERIALS — 0.2%
Cemex SAB de CV ADR(1)	23,558	130,511
Eagle Materials, Inc.	2,146	68,886
HeidelbergCement AG	19,426	842,631
PT Semen Gresik (Persero) Tbk	464,000	540,511
Siam Cement PCL NVDR	70,500	757,850
		2,340,389
CONSUMER FINANCE — 0.4%
American Express Co.	30,591	1,707,895
Cash America International, Inc.	14,566	647,896
Discover Financial Services	52,700	1,744,897
		4,100,688
CONTAINERS AND PACKAGING — 0.1%
Bemis Co., Inc.	21,629	656,656
Rock-Tenn Co., Class A	15,000	773,850
Sonoco Products Co.	405	12,462
		1,442,968
DISTRIBUTORS†
Core-Mark Holding Co., Inc.	472	20,527
Li & Fung Ltd.	134,000	245,848
		266,375
DIVERSIFIED CONSUMER SERVICES — 0.2%
Apollo Group, Inc., Class A(1)	1,167	37,134
Coinstar, Inc.(1)	15,826	972,191
ITT Educational Services, Inc.(1)	14,061	800,071
Sotheby’s	1,940	59,170
Steiner Leisure, Ltd.(1)	747	34,235
		1,902,801
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Bank of America Corp.	256,643	1,886,326
CBOE Holdings, Inc.	801	20,225
Citigroup, Inc.	57,113	1,514,066
Compass Diversified Holdings	1,932	25,348
JPMorgan Chase & Co.	147,878	4,902,156
MarketAxess Holdings, Inc.	2,793	90,186
McGraw-Hill Cos., Inc. (The)	16,900	733,122
ORIX Corp.	16,480	1,425,911
		10,597,340
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc.	122,927	4,200,415
CenturyLink, Inc.	41,306	1,620,021
China Unicom Ltd.	108,000	148,331
China Unicom Ltd. ADR	59,740	820,828
Premiere Global Services, Inc.(1)	5,722	47,836
Telenor ASA	35,767	522,622
tw telecom, inc.(1)	21,056	488,289
Verizon Communications, Inc.	95,642	3,982,533
		11,830,875
ELECTRIC UTILITIES — 0.8%
American Electric Power Co., Inc.	31,489	1,212,641
Cleco Corp.	2,745	112,106
E.ON AG	15,646	285,938
El Paso Electric Co.	1,537	47,170
Empire District Electric Co. (The)	26,217	525,651
Exelon Corp.	10,880	402,342
Great Plains Energy, Inc.	42,593	848,453
IDACORP, Inc.	6,374	250,434
Northeast Utilities	9,238	332,660
NV Energy, Inc.	57,814	1,000,182
Pinnacle West Capital Corp.	12,470	615,769
PNM Resources, Inc.	2,087	38,922
Portland General Electric Co.	14,931	375,515
PPL Corp.	19,630	537,273
Unitil Corp.	870	23,151
Westar Energy, Inc.	23,738	679,382
Xcel Energy, Inc.	38,928	1,090,763
		8,378,352
ELECTRICAL EQUIPMENT — 0.2%
ABB Ltd. ADR(1)	3,036	47,999
Brady Corp., Class A	10,901	299,124
Emerson Electric Co.	5,376	251,436
Encore Wire Corp.	2,766	69,178
Franklin Electric Co., Inc.	900	44,028
II-VI, Inc.(1)	940	17,766
LSI Industries, Inc.	2,152	13,170
Rockwell Automation, Inc.	8,189	593,784
Schneider Electric SA	14,590	777,006
		2,113,491
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Audience, Inc.(1)	236	4,182
Badger Meter, Inc.	616	22,244
Benchmark Electronics, Inc.(1)	1,728	23,397
Brightpoint, Inc.(1)	3,472	16,909
Cognex Corp.	3,259	114,032
Coherent, Inc.(1)	386	17,038

12

Shares/ Principal Amount	Value
Electro Scientific Industries, Inc.	1,529	$16,865
FARO Technologies, Inc.(1)	613	28,278
Hitachi Ltd.	51,000	292,228
Hon Hai Precision Industry Co. Ltd.	867,109	2,541,947
Key Tronic Corp.(1)	2,128	20,620
Littelfuse, Inc.	2,315	133,205
Methode Electronics, Inc.	3,208	24,092
Molex, Inc., Class A	11,082	218,759
Murata Manufacturing Co. Ltd.	21,000	1,090,735
OSI Systems, Inc.(1)	1,300	82,966
Park Electrochemical Corp.	2,120	49,735
Plexus Corp.(1)	822	23,016
TE Connectivity Ltd.	9,480	297,862
Tech Data Corp.(1)	11,522	548,562
Trimble Navigation Ltd.(1)	40,773	1,923,059
		7,489,731
ENERGY EQUIPMENT AND SERVICES — 2.0%
Atwood Oceanics, Inc.(1)	15,100	576,971
Baker Hughes, Inc.	16,930	706,489
Bristow Group, Inc.	386	15,459
Cal Dive International, Inc.(1)	22,795	58,583
Core Laboratories NV	14,125	1,806,588
Helix Energy Solutions Group, Inc.(1)	58,061	994,585
Helmerich & Payne, Inc.	2,209	100,068
Hornbeck Offshore Services, Inc.(1)	11,886	396,874
Mitcham Industries, Inc.(1)	4,611	87,148
National Oilwell Varco, Inc.	45,080	3,009,090
Oceaneering International, Inc.	41,403	1,913,647
Oil States International, Inc.(1)	14,300	951,951
Petrofac Ltd.	89,496	2,133,796
Pioneer Drilling Co.(1)	4,896	36,426
Saipem SpA	44,246	1,717,900
Schlumberger Ltd.	61,494	3,889,496
Superior Energy Services, Inc.(1)	1,944	42,068
Technip SA	13,818	1,259,406
Tetra Technologies, Inc.(1)	3,943	25,196
Unit Corp.(1)	712	28,330
		19,750,071
FOOD AND STAPLES RETAILING — 1.6%
Andersons, Inc. (The)	2,922	127,253
BIM Birlesik Magazalar AS	14,155	573,108
Chefs’ Warehouse, Inc. (The)(1)	1,104	21,031
Clicks Group Ltd.	86,356	475,919
Costco Wholesale Corp.	15,293	1,321,162
CP ALL PCL	688,100	740,765
CVS Caremark Corp.	62,757	2,820,300
Harris Teeter Supermarkets, Inc.	211	7,919
Jeronimo Martins SGPS SA	70,592	1,253,878
Kroger Co. (The)	30,870	679,449
Lawson, Inc.	18,600	1,303,139
Magnit OJSC GDR(1)	42,957	1,056,742
SUPERVALU, Inc.	3,122	14,111
SYSCO Corp.	9,552	266,596
Village Super Market, Inc., Class A	1,077	26,925
Wal-Mart de Mexico SAB de CV	256,956	620,804
Wal-Mart Stores, Inc.	17,968	1,182,654
Weis Markets, Inc.	1,393	60,791
Whole Foods Market, Inc.	42,322	3,750,152
		16,302,698
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	41,291	1,316,357
BRF - Brasil Foods SA	41,000	634,053
Bunge Ltd.	15,159	901,960
Campbell Soup Co.	38,172	1,210,052
ConAgra Foods, Inc.	54,912	1,381,037
Danone SA	25,213	1,617,717
Darling International, Inc.(1)	4,607	64,544
Dean Foods Co.(1)	2,631	41,149
Dole Food Co., Inc.(1)	2,295	20,380
General Mills, Inc.	9,595	367,297
H.J. Heinz Co.	3,690	195,865
Hershey Co. (The)	15,203	1,016,472
J&J Snack Foods Corp.	1,948	107,276
Kellogg Co.	22,490	1,097,062
Kraft Foods, Inc., Class A	15,210	582,087
McCormick & Co., Inc.	18,200	1,025,752
Mead Johnson Nutrition Co.	32,140	2,594,984
Nestle SA	55,060	3,120,454
Orion Corp.	633	515,947
PT Charoen Pokphand Indonesia Tbk	1,810,500	505,592
Ralcorp Holdings, Inc.(1)	13,354	848,647
Snyders-Lance, Inc.	1,265	32,624
Tyson Foods, Inc., Class A	47,625	922,496
		20,119,804

13

Shares/ Principal Amount	Value
GAS UTILITIES — 0.2%
AGL Resources, Inc.	16,823	$630,526
Atmos Energy Corp.	1,558	51,632
Chesapeake Utilities Corp.	293	12,382
Laclede Group, Inc. (The)	836	31,860
ONEOK, Inc.	13,100	1,087,169
South Jersey Industries, Inc.	466	22,559
WGL Holdings, Inc.	1,122	43,702
		1,879,830
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.7%
Abaxis, Inc.(1)	649	21,248
Align Technology, Inc.(1)	1,581	49,375
Arthrocare Corp.(1)	795	20,813
Becton, Dickinson and Co.	7,086	518,199
Boston Scientific Corp.(1)	57,947	332,616
CareFusion Corp.(1)	35,520	861,005
Cie Generale d’Optique Essilor International SA	10,010	855,029
Cooper Cos., Inc. (The)	14,045	1,196,353
Covidien plc	24,410	1,263,950
Cutera, Inc.(1)	2,337	16,149
Cyberonics, Inc.(1)	755	29,105
DENTSPLY International, Inc.	15,540	574,980
DexCom, Inc.(1)	1,829	19,662
Edwards Lifesciences Corp.(1)	7,869	671,777
Elekta AB B Shares	9,117	437,119
Getinge AB B Shares	22,654	562,881
Haemonetics Corp.(1)	661	46,078
HeartWare International, Inc.(1)	329	26,771
Hill-Rom Holdings, Inc.	12,134	356,861
ICU Medical, Inc.(1)	692	35,603
IDEXX Laboratories, Inc.(1)	14,332	1,215,927
Insulet Corp.(1)	1,327	24,443
Integra LifeSciences Holdings Corp.(1)	1,832	65,054
Intuitive Surgical, Inc.(1)	2,569	1,343,844
MAKO Surgical Corp.(1)	24,806	563,344
Masimo Corp.(1)	1,451	27,293
Medtronic, Inc.	52,522	1,934,910
Meridian Bioscience, Inc.	1,145	21,686
Mettler-Toledo International, Inc.(1)	8,100	1,264,572
Neogen Corp.(1)	631	24,571
NuVasive, Inc.(1)	1,168	23,080
NxStage Medical, Inc.(1)	1,207	18,334
Orthofix International NV(1)	1,305	49,460
ResMed, Inc.(1)	16,600	514,268
St. Jude Medical, Inc.	3,027	116,297
STERIS Corp.	13,757	410,784
Stryker Corp.	6,369	327,685
Utah Medical Products, Inc.	948	32,327
Volcano Corp.(1)	1,349	38,568
West Pharmaceutical Services, Inc.	517	24,713
Young Innovations, Inc.	3,886	134,883
Zimmer Holdings, Inc.	24,361	1,477,495
		17,549,112
HEALTH CARE PROVIDERS AND SERVICES — 1.1%
Accretive Health, Inc.(1)	1,119	13,159
Aetna, Inc.	13,370	546,699
Air Methods Corp.(1)	284	25,887
AmerisourceBergen Corp.	5,201	192,385
Amsurg Corp.(1)	805	21,993
Assisted Living Concepts, Inc., Class A	374	5,176
Bio-Reference Labs, Inc.(1)	723	13,903
Centene Corp.(1)	1,214	43,874
Chemed Corp.	524	29,108
CIGNA Corp.	6,719	295,031
Express Scripts Holding Co.(1)	31,269	1,631,929
Fresenius Medical Care AG & Co. KGaA	9,480	629,356
HealthSouth Corp.(1)	2,125	40,673
HMS Holdings Corp.(1)	2,228	59,688
Humana, Inc.	16,886	1,289,922
IPC The Hospitalist Co., Inc.(1)	438	15,326
Landauer, Inc.	283	14,272
LifePoint Hospitals, Inc.(1)	17,079	628,849
Lincare Holdings, Inc.	1,954	44,805
Magellan Health Services, Inc.(1)	847	35,718
McKesson Corp.	13,734	1,198,704
MWI Veterinary Supply, Inc.(1)	341	31,696
National Healthcare Corp.	715	30,609
Owens & Minor, Inc.	3,107	88,456
Patterson Cos., Inc.	16,206	538,687
PSS World Medical, Inc.(1)	3,056	61,823
Quest Diagnostics, Inc.	5,360	304,984
U.S. Physical Therapy, Inc.	760	18,468
UnitedHealth Group, Inc.	31,672	1,766,347
VCA Antech, Inc.(1)	2,052	44,200
WellCare Health Plans, Inc.(1)	1,083	61,157
WellPoint, Inc.	16,711	1,126,154
		10,849,038

14

Shares/ Principal Amount	Value
HEALTH CARE TECHNOLOGY — 0.4%
athenahealth, Inc.(1)	885	$64,330
Computer Programs & Systems, Inc.	327	17,789
MedAssets, Inc.(1)	1,154	13,063
Quality Systems, Inc.	1,047	29,955
SXC Health Solutions Corp.(1)	44,100	3,956,211
		4,081,348
HOTELS, RESTAURANTS AND LEISURE — 2.2%
AFC Enterprises, Inc.(1)	2,394	51,136
Bally Technologies, Inc.(1)	20,365	947,991
Bob Evans Farms, Inc.	741	30,040
Brinker International, Inc.	17,060	551,209
Carnival Corp.	17,522	562,281
CEC Entertainment, Inc.	12,412	433,923
Cedar Fair LP	3,431	91,951
Chipotle Mexican Grill, Inc.(1)	6,198	2,560,208
Compass Group plc	52,590	515,489
Genting Malaysia Bhd	332,100	386,364
Grand Korea Leisure Co. Ltd.	31,880	615,856
Hotel Shilla Co. Ltd.	19,886	906,475
Hyatt Hotels Corp. Class A(1)	1,600	59,184
Intercontinental Hotels Group plc	42,190	992,255
International Game Technology	18,086	258,630
International Speedway Corp., Class A	5,804	139,528
Jack in the Box, Inc.(1)	973	25,152
Jubilant Foodworks Ltd.(1)	15,539	353,531
Las Vegas Sands Corp.	16,100	743,498
Marriott International, Inc. Class A	46,022	1,781,512
McDonald’s Corp.	22,264	1,989,066
Orient-Express Hotels Ltd. Class A(1)	1,603	13,529
Panera Bread Co., Class A(1)	6,800	999,260
Papa John’s International, Inc.(1)	1,677	78,014
Red Robin Gourmet Burgers, Inc.(1)	1,234	39,488
Ruth’s Hospitality Group, Inc.(1)	6,962	45,671
Sands China Ltd.	184,400	629,591
Shuffle Master, Inc.(1)	4,482	71,084
Speedway Motorsports, Inc.	5,818	95,822
Starbucks Corp.	39,570	2,171,997
Starwood Hotels & Resorts Worldwide, Inc.	19,600	1,035,860
Vail Resorts, Inc.	701	30,472
Whitbread plc	25,949	745,062
WMS Industries, Inc.(1)	830	17,040
Wyndham Worldwide Corp.	3,900	194,220
Wynn Resorts Ltd.	4,000	412,160
Yum! Brands, Inc.	20,443	1,438,369
		22,012,918
HOUSEHOLD DURABLES — 0.4%
Cavco Industries, Inc.(1)	27	1,138
CSS Industries, Inc.	1,761	33,529
Electrolux AB	30,133	571,177
Garmin Ltd.	19,604	842,188
Helen of Troy Ltd.(1)	306	9,633
La-Z-Boy, Inc.(1)	1,442	20,347
M/I Homes, Inc.(1)	4,676	70,233
Mohawk Industries, Inc.(1)	10,481	713,756
Tempur-Pedic International, Inc.(1)	2,301	106,329
Toll Brothers, Inc.(1)	33,600	916,608
Tupperware Brands Corp.	895	48,375
Whirlpool Corp.	5,528	342,073
Zagg, Inc.(1)	3,137	33,283
		3,708,669
HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	36,527	1,944,697
Clorox Co.	4,797	330,034
Colgate-Palmolive Co.	14,484	1,423,777
Kimberly-Clark Corp.	7,104	563,702
LG Household & Health Care Ltd.	1,614	798,624
Procter & Gamble Co. (The)	60,888	3,792,714
Reckitt Benckiser Group plc	14,805	785,834
Unicharm Corp.	20,500	1,107,931
		10,747,313
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	1,682	141,978
Alfa SAB de CV, Series A	56,208	704,098
Danaher Corp.	24,253	1,260,428
General Electric Co.	246,805	4,711,508
Keppel Corp. Ltd.	73,000	565,373
Koninklijke Philips Electronics NV	32,426	573,355
Raven Industries, Inc.	2,553	170,081
Standex International Corp.	859	34,953
Tyco International Ltd.	26,339	1,400,181
		9,561,955

15

Shares/ Principal Amount	Value
INSURANCE — 2.5%
ACE Ltd.	18,768	$1,357,489
Admiral Group plc	28,904	462,842
AIA Group Ltd.	207,300	675,727
Allied World Assurance Co. Holdings AG	14,703	1,130,661
Allstate Corp. (The)	42,556	1,444,351
Alterra Capital Holdings Ltd.	2,083	46,263
American Equity Investment Life Holding Co.	1,469	15,542
American Financial Group, Inc.	11,139	433,196
American International Group, Inc.(1)	7,890	230,230
AMERISAFE, Inc.(1)	2,668	73,076
Amtrust Financial Services, Inc.	3,133	90,074
Aon plc	12,894	599,571
Aspen Insurance Holdings Ltd.	2,168	61,268
Assurant, Inc.	14,241	475,364
Baldwin & Lyons, Inc., Class B	1,919	40,779
Berkshire Hathaway, Inc., Class B(1)	20,209	1,603,786
Brown & Brown, Inc.	21,924	561,254
Chubb Corp. (The)	6,740	485,752
Discovery Holdings Ltd.	91,573	536,273
Employers Holdings, Inc.	664	11,221
Everest Re Group Ltd.	7,906	807,361
Hanover Insurance Group, Inc. (The)	776	30,272
HCC Insurance Holdings, Inc.	23,716	741,362
Infinity Property & Casualty Corp.	667	35,791
Loews Corp.	51,674	2,009,602
Marsh & McLennan Cos., Inc.	19,654	628,535
MetLife, Inc.	36,810	1,075,220
Muenchener Rueckversicherungs AG	12,316	1,526,681
National Financial Partners Corp.(1)	2,086	27,744
Ping An Insurance Group Co. H Shares	141,500	1,041,896
Platinum Underwriters Holdings Ltd.	1,339	48,606
Primerica, Inc.	1,227	29,534
Principal Financial Group, Inc.	63,925	1,569,998
ProAssurance Corp.	776	68,397
Prudential Financial, Inc.	42,697	1,983,276
Symetra Financial Corp.	16,443	185,806
Torchmark Corp.	8,016	374,026
Travelers Cos., Inc. (The)	25,975	1,623,178
United Fire Group, Inc.	2,153	45,751
Unum Group	21,101	420,965
Zurich Financial Services AG(1)	4,570	934,372
		25,543,092
INTERNET AND CATALOG RETAIL — 0.5%
Amazon.com, Inc.(1)	11,944	2,542,997
priceline.com, Inc.(1)	2,722	1,702,584
Rakuten, Inc.	1,141	1,220,212
		5,465,793
INTERNET SOFTWARE AND SERVICES — 1.4%
Baidu, Inc. ADR(1)	20,610	2,427,240
Dice Holdings, Inc.(1)	9,944	97,749
Facebook, Inc. Class A(1)	5,174	153,306
Google, Inc., Class A(1)	11,400	6,621,804
Infospace, Inc.(1)	6,327	80,733
Internap Network Services Corp.(1)	2,147	15,308
Keynote Systems, Inc.	1,314	18,987
LinkedIn Corp., Class A(1)	6,500	624,650
Liquidity Services, Inc.(1)	725	46,320
Mail.ru Group Ltd. GDR(1)	7,587	238,004
Perficient, Inc.(1)	5,495	62,258
Qihoo 360 Technology Co. Ltd. ADR(1)	15,761	315,220
Rackspace Hosting, Inc.(1)	28,489	1,409,351
SPS Commerce, Inc.(1)	419	11,581
Stamps.com, Inc.(1)	3,205	78,715
Tencent Holdings Ltd.	60,300	1,657,919
ValueClick, Inc.(1)	6,585	115,501
Web.com Group, Inc.(1)	3,929	62,550
		14,037,196
IT SERVICES — 2.2%
Accenture plc, Class A	31,375	1,791,512
Alliance Data Systems Corp.(1)	32,200	4,057,200
Automatic Data Processing, Inc.	22,094	1,152,202
Booz Allen Hamilton Holding Corp.	14,234	230,733
CACI International, Inc., Class A(1)	1,542	65,998
Cardtronics, Inc.(1)	2,134	59,795
Cielo SA	21,042	558,797
Convergys Corp.(1)	3,540	49,383
DST Systems, Inc.	2,374	121,311
Euronet Worldwide, Inc.(1)	648	11,658

16

Shares/ Principal Amount	Value
Fiserv, Inc.(1)	5,540	$373,562
FleetCor Technologies, Inc.(1)	1,521	57,646
Heartland Payment Systems, Inc.	4,911	143,303
International Business Machines Corp.	35,560	6,859,524
MasterCard, Inc., Class A	3,301	1,341,889
MAXIMUS, Inc.	827	37,637
NeuStar, Inc., Class A(1)	738	23,749
SAIC, Inc.	37,269	414,059
Teradata Corp.(1)	38,700	2,572,776
Total System Services, Inc.	2,020	47,005
Visa, Inc., Class A	15,116	1,741,363
		21,711,102
LEISURE EQUIPMENT AND PRODUCTS†
Brunswick Corp.	624	13,666
Polaris Industries, Inc.	3,875	294,384
Smith & Wesson Holding Corp.(1)	8,517	57,404
Sturm Ruger & Co., Inc.	1,746	68,042
		433,496
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Agilent Technologies, Inc.	26,146	1,063,096
Covance, Inc.(1)	825	38,280
Life Technologies Corp.(1)	3,581	146,499
Luminex Corp.(1)	1,079	23,900
PAREXEL International Corp.(1)	1,437	38,454
Sequenom, Inc.(1)	2,116	8,104
		1,318,333
MACHINERY — 1.9%
Actuant Corp., Class A	14,133	369,861
Altra Holdings, Inc.(1)	2,254	37,800
Atlas Copco AB A Shares	38,453	774,406
Barnes Group, Inc.	1,031	23,991
Blount International, Inc.(1)	1,207	16,439
Briggs & Stratton Corp.	2,741	46,323
Chart Industries, Inc.(1)	17,100	1,068,066
CLARCOR, Inc.	1,451	70,809
Cummins, Inc.	18,193	1,763,811
Deere & Co.	8,833	652,494
Dover Corp.	7,600	429,856
Dynamic Materials Corp.	1,429	24,122
FANUC Corp.	5,500	948,954
Flow International Corp.(1)	5,086	15,004
FreightCar America, Inc.	922	18,283
Greenbrier Cos., Inc.(1)	2,154	29,811
IDEX Corp.	682	27,096
Illinois Tool Works, Inc.	31,331	1,759,236
Ingersoll-Rand plc	11,829	488,656
ITT Corp.	16,121	330,964
Joy Global, Inc.	14,600	815,556
Kaydon Corp.	18,237	406,868
Kennametal, Inc.	1,828	63,541
Komatsu Ltd.	36,000	862,787
Kone Oyj	9,090	507,252
Lincoln Electric Holdings, Inc.	346	16,463
Lindsay Corp.	1,579	87,871
Marcopolo SA Preference Shares	98,500	455,175
Middleby Corp.(1)	679	69,441
Mitsubishi Heavy Industries Ltd.	281,000	1,136,766
Mueller Industries, Inc., Class A	571	24,256
NN, Inc.(1)	8,672	66,948
Oshkosh Corp.(1)	14,754	302,014
Parker-Hannifin Corp.	13,106	1,071,284
Robbins & Myers, Inc.	1,902	86,712
Sauer-Danfoss, Inc.	25,634	926,156
Snap-On, Inc.	3,167	191,635
Stanley Black & Decker, Inc.	3,836	254,135
Terex Corp.(1)	60,605	1,007,861
Titan International, Inc.	30,565	684,656
Trinity Industries, Inc.	18,200	449,540
Volvo AB B Shares	32,833	368,578
Weir Group plc (The)	14,270	339,571
		19,091,048
MARINE — 0.1%
Diana Shipping, Inc.(1)	3,841	29,576
Kirby Corp.(1)	23,423	1,236,266
		1,265,842
MEDIA — 1.7%
Aegis Group plc	239,290	598,921
Belo Corp. Class A	9,448	54,609
CBS Corp., Class B	157,128	5,015,526
Charter Communications, Inc., Class A(1)	3,851	241,458
Cheil Worldwide, Inc.	16,640	254,482
Comcast Corp., Class A	51,760	1,496,382
DISH Network Corp., Class A	36,343	1,019,058
Entercom Communications Corp., Class A(1)	4,802	23,674
Entravision Communications Corp., Class A	18,392	24,645

17

Shares/ Principal Amount	Value
Focus Media Holding Ltd. ADR	27,866	$579,613
Kabel Deutschland Holding AG(1)	21,299	1,208,306
LIN TV Corp., Class A(1)	10,562	30,418
Naspers Ltd. N Shares	8,798	465,169
Regal Entertainment Group Class A	41,089	564,974
Sinclair Broadcast Group, Inc., Class A	3,020	24,583
Time Warner Cable, Inc.	25,482	1,921,343
Time Warner, Inc.	70,011	2,413,279
Viacom, Inc., Class B	24,554	1,171,962
		17,108,402
METALS AND MINING — 1.6%
Antofagasta plc	61,285	946,413
BHP Billiton Ltd.	57,754	1,798,573
Carpenter Technology Corp.	23,000	1,036,380
Cliffs Natural Resources, Inc.	17,100	817,038
Coeur d’Alene Mines Corp.(1)	47,272	798,897
Exxaro Resources Ltd.	33,921	755,802
Ferrexpo plc	62,923	191,238
Freeport-McMoRan Copper & Gold, Inc.	46,305	1,483,612
Haynes International, Inc.	830	42,330
Hecla Mining Co.	5,072	21,556
Koza Altin Isletmeleri AS	22,657	382,730
Materion Corp.	594	13,121
Newmont Mining Corp.	10,285	485,041
Noranda Aluminum Holding Corp.	5,540	42,603
Nucor Corp.	34,009	1,216,162
Rio Tinto plc	35,240	1,509,871
RTI International Metals, Inc.(1)	1,547	32,471
Schnitzer Steel Industries, Inc. Class A	718	18,725
Southern Copper Corp.	3,364	95,706
Teck Resources Ltd.	32,281	962,297
Thompson Creek Metals Co., Inc.(1)	2,483	8,517
ThyssenKrupp AG	8,680	143,229
Umicore SA	19,158	909,179
Vale SA Preference Shares	70,800	1,277,795
Xstrata plc	66,460	944,900
		15,934,186
MULTI-UTILITIES — 0.5%
Ameren Corp.	29,013	937,410
Avista Corp.	1,449	36,819
Black Hills Corp.	1,054	33,918
Consolidated Edison, Inc.	23,149	1,397,274
NorthWestern Corp.	828	29,402
PG&E Corp.	35,302	1,542,697
Public Service Enterprise Group, Inc.	36,337	1,133,351
Wisconsin Energy Corp.	4,859	183,865
		5,294,736
MULTILINE RETAIL — 1.1%
Big Lots, Inc.(1)	882	32,414
Dillard’s, Inc., Class A	15,071	1,013,374
Dollar General Corp.(1)	18,205	890,407
Dollar Tree, Inc.(1)	20,500	2,115,190
Family Dollar Stores, Inc.	10,400	704,600
Fred’s, Inc., Class A	1,043	14,341
Gordmans Stores, Inc.(1)	2,335	41,586
J.C. Penney Co., Inc.	11,826	310,196
Kohl’s Corp.	12,050	552,131
Macy’s, Inc.	80,408	3,059,524
SACI Falabella	51,845	466,384
Target Corp.	32,413	1,877,037
		11,077,184
OFFICE ELECTRONICS†
Zebra Technologies Corp., Class A(1)	529	17,706
OIL, GAS AND CONSUMABLE FUELS — 5.1%
Apache Corp.	24,597	2,001,704
Banpu PCL	38,400	543,140
Berry Petroleum Co., Class A	1,353	52,645
BG Group plc	84,143	1,611,289
Bill Barrett Corp.(1)	644	12,436
BP Prudhoe Bay Royalty Trust	305	33,876
Cabot Oil & Gas Corp.	45,300	1,474,062
Chevron Corp.	71,525	7,031,623
CNOOC Ltd.	623,000	1,126,955
Concho Resources, Inc.(1)	19,000	1,667,060
ConocoPhillips	30,251	1,577,892
Devon Energy Corp.	18,818	1,120,047
Dragon Oil plc	74,176	570,171
Energy XXI Bermuda Ltd.	29,417	913,398
ENI SpA	44,014	849,004
EOG Resources, Inc.	13,087	1,299,539
EQT Corp.	10,210	473,540
Exxon Mobil Corp.	133,883	10,527,220
Goodrich Petroleum Corp.(1)	1,780	26,291
Gulfport Energy Corp.(1)	3,286	60,725
Hugoton Royalty Trust	2,303	15,614

18

Shares/ Principal Amount	Value
Imperial Oil Ltd.	23,707	$952,779
Kodiak Oil & Gas Corp.(1)	87,804	712,090
Kunlun Energy Co. Ltd.	458,000	782,457
Marathon Oil Corp.	5,907	147,143
Marathon Petroleum Corp.	29,815	1,075,427
Murphy Oil Corp.	11,741	547,365
Noble Energy, Inc.	15,119	1,276,951
Occidental Petroleum Corp.	43,935	3,482,727
Pacific Coast Oil Trust	1,612	27,130
Peabody Energy Corp.	26,110	609,930
Phillips 66(1)	12,296	369,249
Rosetta Resources, Inc.(1)	2,527	97,770
SandRidge Mississippian Trust II	1,468	29,683
Sasol Ltd.	7,584	322,607
SM Energy Co.	9,400	508,446
Southwestern Energy Co.(1)	9,651	270,518
Statoil ASA	78,587	1,772,253
Stone Energy Corp.(1)	3,339	78,667
Suncor Energy, Inc.	33,181	895,555
Swift Energy Co.(1)	786	15,649
Tesoro Logistics LP	650	20,495
Total SA ADR	19,850	854,939
Tullow Oil plc	28,839	632,032
Ultra Petroleum Corp.(1)	35,958	665,942
Ultrapar Participacoes SA	41,500	839,527
Vaalco Energy, Inc.(1)	6,880	58,686
Valero Energy Corp.	34,808	734,449
W&T Offshore, Inc.	3,332	51,213
Western Refining, Inc.	27,317	528,311
Whiting USA Trust II	61	1,190
		51,349,411
PAPER AND FOREST PRODUCTS — 0.2%
Buckeye Technologies, Inc.	3,861	106,988
Clearwater Paper Corp.(1)	1,499	46,979
Domtar Corp.	10,413	823,772
International Paper Co.	16,370	478,004
KapStone Paper and Packaging Corp.(1)	8,943	138,080
Neenah Paper, Inc.	1,733	45,162
		1,638,985
PERSONAL PRODUCTS — 0.4%
Estee Lauder Cos., Inc. (The), Class A	20,735	1,122,800
Hengan International Group Co. Ltd.	51,000	487,886
Inter Parfums, Inc.	1,971	30,945
L’Oreal SA	10,914	1,226,980
Nu Skin Enterprises, Inc., Class A	17,511	750,872
Prestige Brands Holdings, Inc.(1)	757	10,394
		3,629,877
PHARMACEUTICALS — 3.5%
Abbott Laboratories	90,110	5,567,897
Allergan, Inc.	11,526	1,040,221
Aspen Pharmacare Holdings Ltd.(1)	33,266	460,664
Auxilium Pharmaceuticals, Inc.(1)	1,318	25,174
Elan Corp. plc ADR(1)	46,600	650,536
Eli Lilly & Co.	37,525	1,536,649
GlaxoSmithKline plc	46,424	1,028,870
Hospira, Inc.(1)	5,384	168,304
Impax Laboratories, Inc.(1)	2,537	52,592
Jazz Pharmaceuticals plc(1)	574	24,797
Johnson & Johnson	106,441	6,645,112
Medicis Pharmaceutical Corp., Class A	1,759	63,500
Merck & Co., Inc.	93,134	3,499,976
Nektar Therapeutics(1)	2,180	14,606
Novo Nordisk A/S B Shares	13,893	1,848,285
Optimer Pharmaceuticals, Inc.(1)	1,288	19,243
Par Pharmaceutical Cos., Inc.(1)	1,926	69,028
Perrigo Co.	17,100	1,776,519
Pfizer, Inc.	251,785	5,506,538
Questcor Pharmaceuticals, Inc.(1)	23,572	975,881
Roche Holding AG	7,105	1,108,888
Salix Pharmaceuticals Ltd.(1)	1,492	77,300
Sanofi	23,722	1,613,274
Shire plc	54,950	1,548,114
ViroPharma, Inc.(1)	931	18,750
VIVUS, Inc.(1)	2,459	60,958
		35,401,676
PROFESSIONAL SERVICES — 0.3%
Adecco SA(1)	14,726	571,545
Advisory Board Co. (The)(1)	708	68,584
Capita Group plc (The)	72,632	691,792
CDI Corp.	2,699	45,289
Experian plc	42,789	596,815
Heidrick & Struggles International, Inc.	1,290	21,182
Kelly Services, Inc., Class A	2,518	29,435
Kforce, Inc.(1)	1,539	20,515

19

Shares/ Principal Amount	Value
On Assignment, Inc.(1)	6,187	$103,075
SGS SA	450	811,191
TrueBlue, Inc.(1)	2,684	40,126
WageWorks, Inc.(1)	1,986	21,707
		3,021,256
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.8%
American Campus Communities, Inc.	11,526	505,991
American Tower Corp.	8,724	566,013
Apartment Investment & Management Co., Class A	15,100	408,757
Associated Estates Realty Corp.	1,035	16,363
AvalonBay Communities, Inc.	8,601	1,201,990
BioMed Realty Trust, Inc.	2,738	49,421
Boston Properties, Inc.	8,684	893,844
Brandywine Realty Trust	19,400	217,862
BRE Properties, Inc.	7,163	352,635
Camden Property Trust	8,018	522,052
Campus Crest Communities, Inc.	4,054	43,702
CBL & Associates Properties, Inc.	1,993	34,798
Cedar Realty Trust, Inc.	3,820	18,336
Chimera Investment Corp.	13,633	38,172
CommonWealth REIT	1,604	28,311
CreXus Investment Corp.	1,604	15,719
DCT Industrial Trust, Inc.	22,351	130,083
DDR Corp.	16,504	229,241
DiamondRock Hospitality Co.	12,972	128,942
Digital Realty Trust, Inc.	19,537	1,382,634
Duke Realty Corp.	5,457	75,525
Education Realty Trust, Inc.	9,256	102,001
Entertainment Properties Trust	1,659	68,467
Equity Lifestyle Properties, Inc.	304	20,021
Equity One, Inc.	7,600	150,936
Equity Residential	16,400	1,002,040
Essex Property Trust, Inc.	2,405	361,856
Extra Space Storage, Inc.	11,255	319,192
Federal Realty Investment Trust	4,147	407,567
First Industrial Realty Trust, Inc.(1)	8,210	97,945
General Growth Properties, Inc.	32,356	541,963
Government Properties Income Trust	7,376	157,773
Hatteras Financial Corp.	1,331	38,000
HCP, Inc.	24,226	989,390
Health Care REIT, Inc.	15,387	853,517
Healthcare Realty Trust, Inc.	1,430	31,288
Hersha Hospitality Trust	4,474	23,846
Highwoods Properties, Inc.	11,194	361,118
Host Hotels & Resorts, Inc.	26,292	401,216
Kilroy Realty Corp.	9,403	431,692
Kimco Realty Corp.	25,071	450,024
LaSalle Hotel Properties	6,290	173,478
Lexington Realty Trust	6,183	51,381
Link Real Estate Investment Trust (The)	142,500	547,120
Macerich Co. (The)	7,890	450,125
Mack-Cali Realty Corp.	1,551	42,249
Medical Properties Trust, Inc.	1,789	16,101
MFA Financial, Inc.	4,742	36,134
National Retail Properties, Inc.	1,021	27,046
Newcastle Investment Corp.	35,151	233,403
Piedmont Office Realty Trust, Inc., Class A	33,006	544,929
Post Properties, Inc.	7,937	384,230
ProLogis, Inc.	16,576	530,101
PS Business Parks, Inc.	732	48,232
Public Storage	8,600	1,147,842
Rayonier, Inc.	1,700	73,049
RLJ Lodging Trust	2,378	41,924
Sabra Health Care REIT, Inc.	2,883	41,458
Simon Property Group, Inc.	32,902	4,853,703
SL Green Realty Corp.	4,723	354,272
Sovran Self Storage, Inc.	1,363	67,264
Strategic Hotels & Resorts, Inc.(1)	28,089	174,995
Sun Communities, Inc.	395	16,278
Sunstone Hotel Investors, Inc.(1)	15,793	158,088
Taubman Centers, Inc.	6,832	498,736
UDR, Inc.	25,258	654,182
Urstadt Biddle Properties, Inc., Class A	1,574	28,017
Ventas, Inc.	34,137	2,007,938
Vornado Realty Trust	11,919	976,405
Washington Real Estate Investment Trust	844	23,750
Weyerhaeuser Co.	17,873	355,851
		28,228,524

20

Shares/ Principal Amount	Value
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
BR Malls Participacoes SA	123,000	$1,356,943
BR Properties SA	63,900	728,711
CBRE Group, Inc.(1)	95,370	1,568,836
China Overseas Land & Investment Ltd.	332,000	693,810
Daito Trust Construction Co. Ltd.	7,400	651,608
Forest City Enterprises, Inc. Class A(1)	6,900	92,391
Jones Lang LaSalle, Inc.	600	43,500
		5,135,799
ROAD AND RAIL — 0.6%
Arkansas Best Corp.	1,557	19,696
Canadian National Railway Co.	5,953	486,799
Celadon Group, Inc.	1,494	24,068
Heartland Express, Inc.	24,677	351,401
Kansas City Southern	36,900	2,434,662
Marten Transport Ltd.	1,494	30,582
Quality Distribution, Inc.(1)	2,519	26,752
Union Pacific Corp.	24,831	2,766,173
Werner Enterprises, Inc.	753	18,328
		6,158,461
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Micro Devices, Inc.(1)	156,360	950,669
Applied Materials, Inc.	170,874	1,765,128
ARM Holdings plc	186,768	1,457,944
ASML Holding NV	22,792	1,045,564
Avago Technologies Ltd.	47,100	1,559,010
Broadcom Corp., Class A(1)	45,298	1,465,390
Cavium Networks, Inc.(1)	349	8,449
CEVA, Inc.(1)	1,118	19,431
Cirrus Logic, Inc.(1)	3,280	94,202
Cymer, Inc.(1)	400	21,668
Entegris, Inc.(1)	3,513	27,085
Formfactor, Inc.(1)	3,612	21,636
Infineon Technologies AG	23,096	182,430
Intel Corp.	147,573	3,813,286
Intersil Corp., Class A	4,114	43,403
KLA-Tencor Corp.	37,544	1,720,642
Linear Technology Corp.	28,533	828,028
M/A-COM Technology Solutions Holdings, Inc.(1)	2,098	34,743
Marvell Technology Group Ltd.(1)	90,707	1,136,559
MKS Instruments, Inc.	423	11,061
Nanometrics, Inc.(1)	3,200	49,696
Photronics, Inc.(1)	10,156	60,936
Rudolph Technologies, Inc.(1)	2,503	21,576
Samsung Electronics Co. Ltd.	6,584	6,755,538
Semtech Corp.(1)	2,923	70,415
Silicon Motion Technology Corp. ADR(1)	2,740	37,100
Skyworks Solutions, Inc.(1)	4,666	125,329
Spansion, Inc., Class A(1)	6,845	73,926
Standard Microsystems Corp.(1)	1,311	48,035
Taiwan Semiconductor Manufacturing Co. Ltd.	1,217,425	3,471,015
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	76,693	1,052,995
Teradyne, Inc.(1)	28,512	411,998
Ultratech, Inc.(1)	3,685	111,729
United Microelectronics Corp.	997,000	437,574
Xilinx, Inc.	83,346	2,664,572
		31,598,762
SOFTWARE — 2.9%
ACI Worldwide, Inc.(1)	310	11,839
Actuate Corp.(1)	6,120	40,882
Adobe Systems, Inc.(1)	8,170	253,678
Allot Communications Ltd.(1)	5,569	144,905
BroadSoft, Inc.(1)	1,192	32,553
CA, Inc.	13,150	327,040
Cadence Design Systems, Inc.(1)	6,318	64,444
Cerner Corp.(1)	17,484	1,363,053
Check Point Software Technologies Ltd.(1)	48,824	2,501,742
Citrix Systems, Inc.(1)	41,213	3,011,846
CommVault Systems, Inc.(1)	7,152	335,214
Compuware Corp.(1)	4,024	36,216
Fortinet, Inc.(1)	12,829	272,616
Glu Mobile, Inc.(1)	5,018	23,183
Guidance Software, Inc.(1)	4,393	36,023
Intuit, Inc.	1,340	75,348
JDA Software Group, Inc.(1)	591	16,359
Kenexa Corp.(1)	6,099	177,908
Konami Corp.	13,300	281,242
Mentor Graphics Corp.(1)	1,386	19,543
Microsoft Corp.	299,045	8,729,124
NCSoft Corp.	2,929	595,603
NetScout Systems, Inc.(1)	2,525	50,626

21

Shares/ Principal Amount	Value
NetSuite, Inc.(1)	32,500	$1,524,900
Oracle Corp.	185,859	4,919,688
Parametric Technology Corp.(1)	1,536	31,027
PROS Holdings, Inc.(1)	3,676	55,250
QLIK Technologies, Inc.(1)	15,778	358,634
Quest Software, Inc.(1)	9,816	245,400
Red Hat, Inc.(1)	7,238	371,888
SAP AG	18,995	1,089,812
SolarWinds, Inc.(1)	785	36,000
Sourcefire, Inc.(1)	12,500	689,500
Symantec Corp.(1)	72,491	1,075,766
TIBCO Software, Inc.(1)	2,788	74,579
Ultimate Software Group, Inc.(1)	745	59,846
Websense, Inc.(1)	3,382	62,838
		28,996,115
SPECIALTY RETAIL — 3.1%
America’s Car-Mart, Inc.(1)	1,249	53,894
American Eagle Outfitters, Inc.	1,545	29,834
Ascena Retail Group, Inc.(1)	2,916	55,200
Belle International Holdings Ltd.	381,000	611,638
Best Buy Co., Inc.	55,939	1,047,178
Buckle, Inc. (The)	1,263	49,434
Cabela’s, Inc.(1)	1,687	59,619
Cato Corp. (The), Class A	1,116	32,029
Cia Hering	25,500	519,647
Collective Brands, Inc.(1)	2,512	53,430
Destination Maternity Corp.	2,046	39,897
DSW, Inc., Class A	19,200	1,145,856
Esprit Holdings Ltd.	81,300	130,934
Express, Inc.(1)	1,601	29,619
Fast Retailing Co. Ltd.	4,300	959,763
Finish Line, Inc. (The), Class A	854	17,609
Foot Locker, Inc.	31,249	991,843
Francesca’s Holdings Corp.(1)	1,376	32,281
GameStop Corp., Class A	13,155	252,313
Genesco, Inc.(1)	2,077	138,121
GNC Holdings, Inc. Class A	32,369	1,247,178
Guess?, Inc.	757	20,166
Home Depot, Inc. (The)	74,568	3,679,185
Inditex SA	11,340	936,944
Kingfisher plc	221,216	961,446
Lithia Motors, Inc., Class A	12,327	301,025
Lowe’s Cos., Inc.	61,236	1,636,226
Men’s Wearhouse, Inc. (The)	1,015	36,530
Mr Price Group Ltd.	66,643	817,917
Nitori Holdings Co. Ltd.	4,950	447,244
O’Reilly Automotive, Inc.(1)	38,004	3,640,403
Penske Automotive Group, Inc.	552	13,568
PetSmart, Inc.	63,143	4,068,935
RadioShack Corp.	3,520	16,333
Rent-A-Center, Inc.	703	23,670
Rue21, Inc.(1)	1,186	31,405
Select Comfort Corp.(1)	1,418	38,796
Stage Stores, Inc.	522	8,973
Staples, Inc.	86,642	1,138,476
Tilly’s, Inc. Class A(1)	114	1,856
Tractor Supply Co.	30,008	2,741,231
Ulta Salon Cosmetics & Fragrance, Inc.	23,400	2,091,258
Urban Outfitters, Inc.(1)	22,106	618,305
Williams-Sonoma, Inc.	941	32,850
		30,800,059
TEXTILES, APPAREL AND LUXURY GOODS — 0.8%
adidas AG	9,805	729,737
Burberry Group plc	43,397	914,297
Carter’s, Inc.(1)	1,154	62,235
Coach, Inc.	15,847	1,068,880
Columbia Sportswear Co.	1,254	60,305
Culp, Inc.(1)	3,022	29,253
G-III Apparel Group Ltd.(1)	2,196	54,263
Hugo Boss AG Preference Shares	9,638	936,111
Iconix Brand Group, Inc.(1)	4,587	68,713
Lululemon Athletica, Inc.(1)	4,131	300,076
LVMH Moet Hennessy Louis Vuitton SA	6,080	897,640
Michael Kors Holdings Ltd.(1)	29,624	1,166,593
Movado Group, Inc.	4,659	129,054
Oxford Industries, Inc.	1,728	79,575
Prada SpA	98,100	604,155
Vera Bradley, Inc.(1)	1,002	21,914
VF Corp.	5,300	747,512
		7,870,313
THRIFTS AND MORTGAGE FINANCE — 0.2%
BankUnited, Inc.	4,089	96,459
Berkshire Hills Bancorp, Inc.	855	18,656
Brookline Bancorp., Inc.	2,564	22,538
Capitol Federal Financial, Inc.	38,205	445,088
Flushing Financial Corp.	1,532	19,763

22

Shares/ Principal Amount	Value
Hudson City Bancorp., Inc.	63,297	$392,441
Kaiser Federal Financial Group, Inc.	1,194	16,704
Nationstar Mortgage Holdings, Inc.(1)	1,646	31,554
Oritani Financial Corp.	1,270	17,386
People’s United Financial, Inc.	46,712	543,261
Provident Financial Services, Inc.	2,189	30,537
Rockville Financial, Inc.	2,945	33,131
Washington Federal, Inc.	1,746	28,652
		1,696,170
TOBACCO — 1.1%
Altria Group, Inc.	22,690	730,391
British American Tobacco plc	34,225	1,613,284
ITC Ltd.	189,683	774,675
Japan Tobacco, Inc.	279	1,555,934
Philip Morris International, Inc.	70,349	5,945,194
		10,619,478
TRADING COMPANIES AND DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	2,073	78,173
Barloworld Ltd.	52,164	519,729
Beacon Roofing Supply, Inc.(1)	4,290	106,607
DXP Enterprises, Inc.(1)	1,717	80,699
Erickson Air-Crane, Inc.(1)	2,453	16,803
Fastenal Co.	15,300	676,719
H&E Equipment Services, Inc.(1)	4,591	72,859
Kaman Corp.	1,105	32,321
Lawson Products, Inc.	1,942	19,051
Mitsubishi Corp.	64,800	1,269,372
PT AKR Corporindo Tbk	1,377,500	494,581
SeaCube Container Leasing Ltd.	2,865	52,201
TAL International Group, Inc.	1,306	42,719
Titan Machinery, Inc.(1)	5,854	180,596
United Rentals, Inc.(1)	40,838	1,410,953
WESCO International, Inc.(1)	382	22,725
Wolseley plc	38,920	1,324,436
		6,400,544
TRANSPORTATION INFRASTRUCTURE — 0.2%
CCR SA	76,600	586,032
Koninklijke Vopak NV	12,701	748,647
TAV Havalimanlari Holding AS	87,651	423,978
		1,758,657
WATER UTILITIES†
Artesian Resources Corp., Class A	1,500	27,990
Cia de Saneamento de Minas Gerais-COPASA	9,459	202,091
		230,081
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Advanced Info Service PCL	102,700	577,819
Axiata Group Bhd	188,000	318,297
Crown Castle International Corp.(1)	31,941	1,743,979
Mobile Telesystems OJSC ADR(1)	40,856	679,844
Rogers Communications, Inc., Class B	18,152	620,737
SBA Communications Corp., Class A(1)	54,522	2,832,418
Tim Participacoes SA ADR	16,104	393,743
Vodafone Group plc	468,368	1,248,798
		8,415,635
TOTAL COMMON STOCKS (Cost $658,757,733)		781,857,947
Corporate Bonds — 9.2%
AEROSPACE AND DEFENSE — 0.1%
BE Aerospace, Inc., 6.875%, 10/1/20	$125,000	137,812
Honeywell International, Inc., 5.375%, 3/1/41	20,000	24,782
L-3 Communications Corp., 6.375%, 10/15/15	100,000	102,500
L-3 Communications Corp., 4.75%, 7/15/20	50,000	53,848
Lockheed Martin Corp., 4.25%, 11/15/19	90,000	101,386
Raytheon Co., 4.40%, 2/15/20	10,000	11,462
United Technologies Corp., 6.05%, 6/1/36	106,000	134,673
United Technologies Corp., 5.70%, 4/15/40	100,000	124,835
		691,298
AIRLINES†
American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	69,775	69,077
United Air Lines, Inc., 9.875%, 8/1/13(2)	222,000	229,770
		298,847

23

Shares/ Principal Amount	Value
AUTO COMPONENTS — 0.2%
Allison Transmission, Inc., 7.125%, 5/15/19(2)	$150,000	$157,500
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	225,000	232,031
Delphi Corp., 5.875%, 5/15/19	125,000	131,563
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	225,000	235,406
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	250,000	246,250
Tenneco, Inc., 6.875%, 12/15/20	250,000	266,875
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	75,000	82,781
TRW Automotive, Inc., 8.875%, 12/1/17(2)	225,000	252,000
Visteon Corp., 6.75%, 4/15/19	250,000	250,313
		1,854,719
AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.375%, 3/18/13(2)	150,000	152,002
American Honda Finance Corp., 2.50%, 9/21/15(2)	160,000	165,682
Daimler Finance North America LLC, 2.625%, 9/15/16(2)	150,000	154,965
Ford Motor Co., 7.45%, 7/16/31	300,000	392,250
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	250,000	252,126
Ford Motor Credit Co. LLC, 3.875%, 1/15/15	250,000	260,597
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	150,000	164,317
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(2)	30,000	30,319
		1,572,258
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	210,000	278,373
Coca-Cola Co. (The), 1.80%, 9/1/16	100,000	103,240
Constellation Brands, Inc., 7.25%, 9/1/16	125,000	141,641
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	40,000	41,951
PepsiCo, Inc., 4.875%, 11/1/40	40,000	45,967
SABMiller Holdings, Inc., 2.45%, 1/15/17(2)	$110,000	113,016
		724,188
BIOTECHNOLOGY†
Amgen, Inc., 2.125%, 5/15/17	100,000	100,505
Gilead Sciences, Inc., 4.40%, 12/1/21	70,000	76,940
		177,445
BUILDING PRODUCTS — 0.1%
Boise Cascade LLC, 7.125%, 10/15/14	269,000	271,690
Masco Corp., 5.95%, 3/15/22	250,000	256,966
USG Corp., 8.375%, 10/15/18(2)	100,000	104,500
		633,156
CAPITAL MARKETS†
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	170,000	194,311
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	40,000	41,048
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	50,000	49,998
Jefferies Group, Inc., 5.125%, 4/13/18	70,000	67,200
Merrill Lynch & Co., Inc., MTN, 5.45%, 7/15/14	125,000	131,003
		483,560
CHEMICALS — 0.1%
CF Industries, Inc., 6.875%, 5/1/18	145,000	172,912
Dow Chemical Co. (The), 5.90%, 2/15/15	70,000	78,452
Dow Chemical Co. (The), 2.50%, 2/15/16	60,000	61,903
Eastman Chemical Co., 3.60%, 8/15/22(3)	70,000	70,024
Ecolab, Inc., 4.35%, 12/8/21	30,000	32,873
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	125,000	125,000
Ineos Finance plc, 8.375%, 2/15/19(2)	100,000	103,000
Ineos Finance plc, 7.50%, 5/1/20(2)	125,000	124,375
LyondellBasell Industries NV, 5.00%, 4/15/19(2)	125,000	127,812
Momentive Performance Materials, Inc., 10.00%, 10/15/20(2)	125,000	125,313

24

Shares/ Principal Amount	Value
Momentive Performance Materials, Inc., 9.00%, 1/15/21	$75,000	$57,000
		1,078,664
COMMERCIAL BANKS — 0.3%
Bank of America N.A., 5.30%, 3/15/17	453,000	461,817
Bank of Nova Scotia, 2.55%, 1/12/17	80,000	83,333
BB&T Corp., 5.70%, 4/30/14	50,000	54,456
BB&T Corp., 3.20%, 3/15/16	120,000	127,278
Capital One Financial Corp., 4.75%, 7/15/21	50,000	55,064
Fifth Third Bancorp, 6.25%, 5/1/13	90,000	94,248
HSBC Bank plc, 3.50%, 6/28/15(2)	100,000	104,184
Huntington Bancshares, Inc., 7.00%, 12/15/20	20,000	23,672
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	160,000	173,083
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	160,000	165,776
LBG Capital No.1 plc, 7.875%, 11/1/20(2)	250,000	220,763
National Australia Bank Ltd., 2.75%, 9/28/15(2)	100,000	102,563
Regions Bank, 6.45%, 6/26/37	300,000	296,250
Regions Financial Corp., 5.75%, 6/15/15	225,000	236,812
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	125,000	96,562
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	140,000	139,740
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	140,000	141,010
SunTrust Bank, 7.25%, 3/15/18	100,000	118,096
SunTrust Banks, Inc., 3.60%, 4/15/16	29,000	30,159
Toronto-Dominion Bank (The), 2.375%, 10/19/16	120,000	124,236
U.S. Bancorp., 3.44%, 2/1/16	70,000	72,445
Wachovia Bank N.A., 4.80%, 11/1/14	269,000	288,299
Wachovia Bank N.A., 4.875%, 2/1/15	101,000	107,598
Wells Fargo & Co., 3.68%, 6/15/16	90,000	95,533
Wells Fargo & Co., 2.10%, 5/8/17	100,000	99,133
Wells Fargo & Co., 4.60%, 4/1/21	30,000	33,096
		3,545,206
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Emergency Medical Services Corp., 8.125%, 6/1/19	250,000	256,250
Iron Mountain, Inc., 8.375%, 8/15/21	75,000	80,438
Republic Services, Inc., 3.80%, 5/15/18	40,000	42,725
Republic Services, Inc., 5.50%, 9/15/19	100,000	116,837
Republic Services, Inc., 3.55%, 6/1/22	30,000	30,492
ServiceMaster Co., 8.00%, 2/15/20(2)	250,000	263,437
Waste Management, Inc., 6.125%, 11/30/39	70,000	87,554
		877,733
COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	125,000	86,563
Avaya, Inc., 7.00%, 4/1/19(2)	140,000	126,000
Cisco Systems, Inc., 5.90%, 2/15/39	115,000	146,585
CommScope, Inc., 8.25%, 1/15/19(2)	75,000	77,531
Crown Castle International Corp., 9.00%, 1/15/15	500,000	546,250
		982,929
COMPUTERS AND PERIPHERALS†
Hewlett-Packard Co., 2.60%, 9/15/17	130,000	128,496
Seagate Technology HDD Holdings, 6.80%, 10/1/16	250,000	276,875
		405,371
CONSTRUCTION MATERIALS — 0.1%
HD Supply, Inc., 8.125%, 4/15/19(2)	50,000	52,250
Louisiana-Pacific Corp., 7.50%, 6/1/20(2)	50,000	51,250
Nortek, Inc., 8.50%, 4/15/21	125,000	121,875
Summit Materials LLC/Summit Materials Finance Corp., 10.50%, 1/31/20(2)	250,000	261,250
Vulcan Materials Co., 7.00%, 6/15/18	100,000	105,000
		591,625

25

Shares/ Principal Amount	Value
CONSUMER FINANCE — 0.3%
American Express Credit Corp., 2.80%, 9/19/16	$70,000	$72,211
American Express Credit Corp., MTN, 2.75%, 9/15/15	150,000	154,984
American Express Credit Corp., MTN, 2.375%, 3/24/17	60,000	60,867
Capital One Bank USA N.A., 8.80%, 7/15/19	50,000	63,602
CIT Group, Inc., 4.75%, 2/15/15(2)	350,000	349,563
CIT Group, Inc., 7.00%, 5/2/16(2)	570,000	570,000
CIT Group, Inc., 7.00%, 5/2/17(2)	219,633	219,633
Credit Suisse (New York), 6.00%, 2/15/18	70,000	74,541
Credit Suisse (New York), 5.30%, 8/13/19	130,000	145,849
PNC Bank N.A., 6.00%, 12/7/17	230,000	267,987
SLM Corp., 6.25%, 1/25/16	50,000	50,875
SLM Corp., MTN, 5.00%, 10/1/13	100,000	102,625
Springleaf Finance Corp., Series 1, MTN, 4.875%, 7/15/12	580,000	578,550
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	250,000	205,000
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18(2)	250,000	265,000
		3,181,287
CONTAINERS AND PACKAGING — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19	125,000	128,750
Ardagh Packaging Finance plc, 7.375%, 10/15/17(2)	300,000	321,000
Ball Corp., 7.125%, 9/1/16	200,000	218,000
Ball Corp., 5.00%, 3/15/22	125,000	126,406
Berry Plastics Corp., VRN, 4.35%, 6/15/12	125,000	122,969
Crown Americas LLC/Crown Americas Capital Corp. II, 7.625%, 5/15/17	250,000	271,250
Packaging Dynamics Corp., 8.75%, 2/1/16(2)	75,000	79,125
		1,267,500
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Ally Financial, Inc., 8.30%, 2/12/15	400,000	429,000
Ally Financial, Inc., 5.50%, 2/15/17	250,000	250,563
Ally Financial, Inc., 6.25%, 12/1/17	225,000	231,788
Bank of America Corp., 4.50%, 4/1/15	130,000	133,027
Bank of America Corp., 6.50%, 8/1/16	10,000	10,841
Bank of America Corp., 5.75%, 12/1/17	120,000	125,050
BankAmerica Capital II, 8.00%, 12/15/26	300,000	302,250
Citigroup, Inc., 6.01%, 1/15/15	280,000	300,197
Citigroup, Inc., 4.75%, 5/19/15	50,000	52,135
Citigroup, Inc., 6.125%, 5/15/18	390,000	425,118
Deutsche Bank AG (London), 3.875%, 8/18/14	130,000	135,336
General Electric Capital Corp., 3.75%, 11/14/14	110,000	115,692
General Electric Capital Corp., 2.25%, 11/9/15	130,000	131,836
General Electric Capital Corp., 5.625%, 9/15/17	415,000	474,824
General Electric Capital Corp., 4.375%, 9/16/20	190,000	205,473
General Electric Capital Corp., 5.30%, 2/11/21	50,000	55,794
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	10,000	9,862
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	400,000	394,411
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	80,000	81,571
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	60,000	60,781
HSBC Holdings plc, 5.10%, 4/5/21	70,000	77,630
HSBC Holdings plc, 6.80%, 6/1/38	50,000	57,023
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	100,000	105,500
JPMorgan Chase & Co., 6.00%, 1/15/18	520,000	584,644
Morgan Stanley, 4.20%, 11/20/14	125,000	123,020

26

Shares/ Principal Amount	Value
Morgan Stanley, 6.625%, 4/1/18	$300,000	$304,991
Morgan Stanley, 5.625%, 9/23/19	140,000	133,853
UBS AG (Stamford Branch), 2.25%, 8/12/13	50,000	50,297
UBS AG (Stamford Branch), 5.875%, 12/20/17	200,000	220,170
		5,582,677
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 6.80%, 5/15/36	270,000	350,871
AT&T, Inc., 6.55%, 2/15/39	170,000	218,402
British Telecommunications plc, 5.95%, 1/15/18	170,000	197,555
CenturyLink, Inc., 6.15%, 9/15/19	90,000	94,589
CenturyLink, Inc., 5.80%, 3/15/22	10,000	9,893
Cincinnati Bell, Inc., 8.75%, 3/15/18	150,000	139,875
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	20,000	19,833
France Telecom SA, 4.375%, 7/8/14	190,000	200,434
Frontier Communications Corp., 6.25%, 1/15/13	280,000	287,700
Frontier Communications Corp., 7.125%, 3/15/19	200,000	193,500
Intelsat Jackson Holdings SA, 11.25%, 6/15/16	116,000	121,365
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	250,000	250,937
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	125,000	124,688
Intelsat Luxembourg SA, 11.25%, 2/4/17	250,000	246,250
Sprint Capital Corp., 8.75%, 3/15/32	580,000	491,550
Telecom Italia Capital SA, 4.95%, 9/30/14	125,000	122,188
Telecom Italia Capital SA, 7.00%, 6/4/18	40,000	40,050
Telefonica Emisiones SAU, 5.88%, 7/15/19	150,000	140,317
Telefonica Emisiones SAU, 5.46%, 2/16/21	10,000	8,952
Virgin Media Finance plc, 9.50%, 8/15/16	145,000	161,312
Windstream Corp., 7.875%, 11/1/17	300,000	321,000
		3,741,261
ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17	460,000	512,900
Edison Mission Energy, 7.00%, 5/15/17	375,000	202,500
		715,400
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 5.625%, 12/15/20	225,000	236,812
Sanmina-SCI Corp., 7.00%, 5/15/19(2)	125,000	121,563
		358,375
ENERGY EQUIPMENT AND SERVICES — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19	250,000	245,000
Ensco plc, 3.25%, 3/15/16	60,000	62,967
Noble Holding International Ltd., 3.95%, 3/15/22	20,000	20,430
Pioneer Drilling Co., 9.875%, 3/15/18	125,000	131,875
Transocean, Inc., 6.50%, 11/15/20	70,000	81,210
Transocean, Inc., 6.375%, 12/15/21	20,000	23,022
Weatherford International Ltd., 9.625%, 3/1/19	80,000	105,648
		670,152
FOOD AND STAPLES RETAILING — 0.2%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(2)	120,000	127,200
CVS Caremark Corp., 6.60%, 3/15/19	190,000	240,109
Ingles Markets, Inc., 8.875%, 5/15/17	580,000	630,750
Kroger Co. (The), 6.40%, 8/15/17	120,000	145,349
Rite Aid Corp., 7.50%, 3/1/17	75,000	74,625
Rite Aid Corp., 9.25%, 3/15/20(2)	125,000	120,313
Rite Aid Corp., 9.25%, 3/15/20(2)	125,000	120,313
Safeway, Inc., 4.75%, 12/1/21	20,000	19,932
SUPERVALU, Inc., 8.00%, 5/1/16	205,000	205,512
Susser Holdings LLC/Susser Finance Corp., 8.50%, 5/15/16	250,000	269,687

27

Shares/ Principal Amount	Value
Wal-Mart Stores, Inc., 5.875%, 4/5/27	$213,000	$271,563
		2,225,353
FOOD PRODUCTS — 0.2%
Bumble Bee Acquisition Corp., 9.00%, 12/15/17(2)	95,000	94,762
Del Monte Corp., 7.625%, 2/15/19	140,000	136,500
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(2)	250,000	239,375
Kellogg Co., 4.45%, 5/30/16	170,000	188,728
Kraft Foods, Inc., 6.125%, 2/1/18	70,000	83,559
Kraft Foods, Inc., 6.50%, 2/9/40	30,000	38,466
Kraft Foods, Inc., 5.00%, 6/4/42(2)	30,000	31,380
Mead Johnson Nutrition Co., 3.50%, 11/1/14	70,000	72,938
Michael Foods Group, Inc., 9.75%, 7/15/18	75,000	81,563
Post Holdings, Inc., 7.375%, 2/15/22(2)	250,000	255,000
Smithfield Foods, Inc., 7.75%, 7/1/17	400,000	444,000
		1,666,271
GAS UTILITIES — 0.2%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37	220,000	276,904
El Paso Corp., 6.875%, 6/15/14	125,000	134,278
El Paso Corp., 7.25%, 6/1/18	225,000	256,248
Enbridge Energy Partners LP, 6.50%, 4/15/18	90,000	109,856
Enbridge Energy Partners LP, 5.50%, 9/15/40	40,000	43,831
Enterprise Products Operating LLC, 6.30%, 9/15/17	130,000	154,866
Enterprise Products Operating LLC, 5.95%, 2/1/41	70,000	80,985
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	160,000	194,366
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	70,000	80,779
Magellan Midstream Partners LP, 6.55%, 7/15/19	86,000	104,773
NGPL PipeCo LLC, 7.12%, 12/15/17(2)	100,000	96,000
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	40,000	42,959
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	80,000	81,207
Rockies Express Pipeline LLC, 3.90%, 4/15/15(2)	250,000	240,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22(2)	200,000	200,000
Williams Partners LP, 4.125%, 11/15/20	80,000	84,556
		2,181,608
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Alere, Inc., 9.00%, 5/15/16	500,000	502,500
Biomet, Inc., 10.00%, 10/15/17	200,000	213,750
Biomet, Inc., 11.625%, 10/15/17	75,000	79,875
Covidien International Finance SA, 1.875%, 6/15/13	120,000	122,227
Covidien International Finance SA, 3.20%, 6/15/22	50,000	50,882
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(2)	125,000	126,875
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19(2)	50,000	45,000
		1,141,109
HEALTH CARE PROVIDERS AND SERVICES — 0.4%
Apria Healthcare Group, Inc., 11.25%, 11/1/14	125,000	128,906
Capella Healthcare, Inc., 9.25%, 7/1/17	75,000	75,375
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	45,000	46,209
DaVita, Inc., 6.375%, 11/1/18	175,000	177,625
DaVita, Inc., 6.625%, 11/1/20	580,000	590,150
Express Scripts, Inc., 7.25%, 6/15/19	240,000	303,240
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(2)	510,000	507,450
HCA Holdings, Inc., 7.75%, 5/15/21	250,000	258,125
HCA, Inc., 5.75%, 3/15/14	125,000	129,688
HCA, Inc., 6.50%, 2/15/16	200,000	211,750
HCA, Inc., 8.50%, 4/15/19	125,000	138,594
HCA, Inc., 7.875%, 2/15/20	250,000	275,625
HCA, Inc., 7.50%, 2/15/22	375,000	393,984

28

Shares/ Principal Amount	Value
Health Management Associates, Inc., 7.375%, 1/15/20(2)	$100,000	$103,000
Healthsouth Corp., 8.125%, 2/15/20	250,000	268,125
Tenet Healthcare Corp., 8.875%, 7/1/19	600,000	670,500
Universal Health Services, Inc., 7.00%, 10/1/18	75,000	80,625
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	75,000	73,875
WellPoint, Inc., 5.80%, 8/15/40	40,000	47,381
		4,480,227
HOTELS, RESTAURANTS AND LEISURE — 0.5%
Ameristar Casinos, Inc., 7.50%, 4/15/21	300,000	312,750
Boyd Gaming Corp., 9.125%, 12/1/18	155,000	159,650
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	580,000	619,150
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	275,000	187,000
Chester Downs & Marina LLC, 9.25%, 2/1/20(2)	200,000	206,500
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16	150,000	156,000
Dave & Buster’s, Inc., 11.00%, 6/1/18	375,000	405,000
DineEquity, Inc., 9.50%, 10/30/18	75,000	81,844
Marina District Finance Co., Inc., 9.50%, 10/15/15	75,000	71,438
McDonald’s Corp., 5.35%, 3/1/18	130,000	157,285
MGM Resorts International, 6.75%, 9/1/12	400,000	404,750
MGM Resorts International, 7.625%, 1/15/17	125,000	127,031
MGM Resorts International, 7.75%, 3/15/22	1,000,000	1,000,000
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	250,000	273,125
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	250,000	292,279
Station Casinos LLC, 3.65%, 6/18/18(2)	125,000	95,000
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15	156,000	168,196
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	405,000	441,956
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22(2)	125,000	121,406
		5,280,360
HOUSEHOLD DURABLES — 0.2%
Beazer Homes USA, Inc., 8.125%, 6/15/16	125,000	114,688
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	125,000	110,625
KB Home, 6.25%, 6/15/15	325,000	314,437
Lennar Corp., Series B, 5.60%, 5/31/15	225,000	232,875
Meritage Homes Corp., 7.00%, 4/1/22(2)	125,000	127,188
Standard Pacific Corp., 8.375%, 5/15/18	350,000	377,562
Taylor Morrison, Inc., 7.75%, 4/15/20(2)	250,000	258,125
Toll Brothers Finance Corp., 6.75%, 11/1/19	150,000	168,190
		1,703,690
HOUSEHOLD PRODUCTS — 0.2%
Central Garden and Pet Co., 8.25%, 3/1/18	530,000	532,650
Jarden Corp., 6.125%, 11/15/22	580,000	606,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.125%, 4/15/19(2)	580,000	598,850
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 9.875%, 8/15/19(2)	125,000	124,844
Yankee Candle Co., Inc., Series B, 8.50%, 2/15/15	6,000	6,165
		1,868,609
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(2)	225,000	246,375
General Electric Co., 5.25%, 12/6/17	190,000	221,950
Harland Clarke Holdings Corp., 9.50%, 5/15/15	320,000	284,000

29

Shares/ Principal Amount	Value
Schaeffler Finance BV, 7.75%, 2/15/17(2)	$125,000	$129,844
SPX Corp., 7.625%, 12/15/14	175,000	193,812
		1,075,981
INSURANCE — 0.2%
Allstate Corp. (The), 7.45%, 5/16/19	30,000	38,630
Allstate Corp. (The), 5.20%, 1/15/42	50,000	55,940
American International Group, Inc., 3.65%, 1/15/14	40,000	40,769
American International Group, Inc., 5.85%, 1/16/18	220,000	241,874
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	70,000	77,238
CNA Financial Corp., 5.875%, 8/15/20	50,000	54,862
CNA Financial Corp., 5.75%, 8/15/21	30,000	32,926
Genworth Financial, Inc., 7.20%, 2/15/21	40,000	38,394
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	200,000	115,054
Hartford Financial Services Group, Inc., 4.00%, 3/30/15	120,000	124,459
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	60,000	65,958
International Lease Finance Corp., 8.75%, 3/15/17	375,000	418,125
International Lease Finance Corp., 8.25%, 12/15/20	375,000	419,062
Liberty Mutual Group, Inc., 5.00%, 6/1/21(2)	56,000	57,863
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(2)	200,000	179,000
Lincoln National Corp., 6.25%, 2/15/20	100,000	113,740
MetLife, Inc., 6.75%, 6/1/16	120,000	141,360
Prudential Financial, Inc., 5.375%, 6/21/20	30,000	33,925
Prudential Financial, Inc., 5.625%, 5/12/41	40,000	41,778
		2,290,957
INTERNET SOFTWARE AND SERVICES†
Equinix, Inc., 7.00%, 7/15/21	75,000	80,250
Google, Inc., 2.125%, 5/19/16	70,000	73,277
		153,527
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 7.625%, 7/15/17	125,000	136,719
Fidelity National Information Services, Inc., 5.00%, 3/15/22(2)	50,000	48,813
First Data Corp., 9.875%, 9/24/15	405,000	403,987
First Data Corp., 7.375%, 6/15/19(2)	430,000	432,150
International Business Machines Corp., 1.95%, 7/22/16	230,000	238,942
SunGard Data Systems, Inc., 10.25%, 8/15/15	200,000	206,500
		1,467,111
MACHINERY — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17	150,000	171,750
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	90,000	91,452
Deere & Co., 5.375%, 10/16/29	120,000	153,222
Dematic SA, 8.75%, 5/1/16(2)	125,000	130,000
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	120,000	125,100
		671,524
MEDIA — 1.0%
AMC Entertainment, Inc., 9.75%, 12/1/20	250,000	270,000
Cablevision Systems Corp., 8.625%, 9/15/17	250,000	274,375
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	375,000	404,062
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(2)	200,000	150,000
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17(2)	125,000	132,344
Cinemark USA, Inc., 8.625%, 6/15/19	150,000	163,875
Clear Channel Communications, Inc., 10.75%, 8/1/16	275,000	180,125
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	100,000	108,000

30

Shares/ Principal Amount	Value
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(2)	$430,000	$377,325
Comcast Corp., 5.90%, 3/15/16	243,000	280,985
Comcast Corp., 6.50%, 11/15/35	50,000	62,111
Comcast Corp., 6.40%, 5/15/38	80,000	98,984
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	75,000	68,625
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	80,000	86,233
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	130,000	137,102
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	130,000	142,972
Discovery Communications LLC, 5.625%, 8/15/19	50,000	58,806
DISH DBS Corp., 7.125%, 2/1/16	125,000	134,375
DISH DBS Corp., 6.75%, 6/1/21	630,000	653,625
Gray Television, Inc., 10.50%, 6/29/15	125,000	129,375
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	750,000	849,375
Lamar Media Corp., 7.875%, 4/15/18	200,000	216,000
Lamar Media Corp., 5.875%, 2/1/22(2)	250,000	252,812
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	250,000	271,875
Nara Cable Funding Ltd., 8.875%, 12/1/18(2)	250,000	220,000
NBCUniversal Media LLC, 5.15%, 4/30/20	60,000	69,725
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	55,191
News America, Inc., 6.90%, 8/15/39	100,000	120,722
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17	225,000	236,250
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	81,000	91,935
Omnicom Group, Inc., 3.625%, 5/1/22	20,000	20,400
PAETEC Holding Corp., 8.875%, 6/30/17	125,000	135,000
Qwest Corp., 7.50%, 10/1/14	90,000	100,866
RR Donnelley & Sons Co., 8.25%, 3/15/19	75,000	71,813
Sable International Finance Ltd., 8.75%, 2/1/20(2)	125,000	130,000
Sinclair Television Group, Inc., 8.375%, 10/15/18	250,000	269,375
Sirius XM Radio, Inc., 8.75%, 4/1/15(2)	430,000	486,975
Time Warner Cable, Inc., 6.75%, 7/1/18	125,000	151,715
Time Warner, Inc., 3.15%, 7/15/15	90,000	94,938
Time Warner, Inc., 4.875%, 3/15/20	130,000	146,840
Time Warner, Inc., 7.70%, 5/1/32	130,000	173,088
Univision Communications, Inc., 6.875%, 5/15/19(2)	225,000	220,500
UPCB Finance VI Ltd., 6.875%, 1/15/22(2)	250,000	246,875
Valassis Communications, Inc., 6.625%, 2/1/21	75,000	72,375
Viacom, Inc., 4.375%, 9/15/14	80,000	85,706
Viacom, Inc., 4.50%, 3/1/21	30,000	33,570
Videotron Ltee, 5.00%, 7/15/22(2)	125,000	122,500
Visant Corp., 10.00%, 10/1/17	75,000	71,250
Wind Acquisition Finance SA, 11.75%, 7/15/17(2)	250,000	213,750
Wind Acquisition Finance SA, 7.25%, 2/15/18(2)	250,000	215,000
WMG Acquisition Corp., 9.50%, 6/15/16	530,000	568,425
		9,928,145
METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20	350,000	325,500
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	50,000	51,482
ArcelorMittal, 5.25%, 8/5/20	80,000	76,437
Barrick North America Finance LLC, 4.40%, 5/30/21	70,000	75,634
FMG Resources Pty Ltd., 6.875%, 2/1/18(2)	580,000	572,750
Inmet Mining Corp., 8.75%, 6/1/20(2)	25,000	24,500
Newmont Mining Corp., 6.25%, 10/1/39	70,000	78,746
Novelis, Inc., 8.375%, 12/15/17	300,000	318,000

31

Shares/ Principal Amount	Value
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	$50,000	$52,663
Teck Resources Ltd., 3.15%, 1/15/17	60,000	62,253
Vale Overseas Ltd., 5.625%, 9/15/19	170,000	188,471
Vale Overseas Ltd., 4.625%, 9/15/20	50,000	51,826
		1,878,262
MULTI-UTILITIES — 0.4%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(2)	500,000	538,750
Calpine Corp., 7.50%, 2/15/21(2)	125,000	131,250
Carolina Power & Light Co., 5.15%, 4/1/15	83,000	92,750
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	59,000	66,419
Consumers Energy Co., 2.85%, 5/15/22	20,000	20,444
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	146,886
Dominion Resources, Inc., 4.90%, 8/1/41	30,000	33,937
Duke Energy Corp., 3.95%, 9/15/14	80,000	85,131
Edison International, 3.75%, 9/15/17	90,000	95,358
Energy Future Holdings Corp., 10.875%, 11/1/17	35,000	28,962
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	489,000	529,342
FirstEnergy Solutions Corp., 6.05%, 8/15/21	180,000	201,596
Florida Power Corp., 6.35%, 9/15/37	170,000	230,761
GenOn Energy, Inc., 7.625%, 6/15/14	400,000	404,000
GenOn Energy, Inc., 9.50%, 10/15/18	250,000	233,750
Georgia Power Co., 4.30%, 3/15/42	30,000	31,172
Ipalco Enterprises, Inc., 5.00%, 5/1/18	250,000	247,500
Nisource Finance Corp., 4.45%, 12/1/21	40,000	42,347
NRG Energy, Inc., 7.625%, 1/15/18	75,000	75,187
PG&E Corp., 5.75%, 4/1/14	40,000	43,353
Progress Energy, Inc., 3.15%, 4/1/22	40,000	40,522
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	34,871
Sempra Energy, 8.90%, 11/15/13	70,000	77,651
Sempra Energy, 6.50%, 6/1/16	80,000	95,305
Southern California Edison Co., 5.625%, 2/1/36	49,000	62,227
Southern Power Co., 5.15%, 9/15/41	20,000	22,200
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(2)	125,000	84,375
		3,696,046
MULTILINE RETAIL†
J.C. Penney Corp., Inc., 7.65%, 8/15/16	125,000	127,813
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	250,000	289,482
		417,295
OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	50,000	52,015
OIL, GAS AND CONSUMABLE FUELS — 0.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	155,000	139,500
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	150,000	148,125
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	125,000	123,125
Anadarko Petroleum Corp., 5.95%, 9/15/16	60,000	68,119
Anadarko Petroleum Corp., 6.45%, 9/15/36	60,000	70,528
Apache Corp., 4.75%, 4/15/43	50,000	55,223
Arch Coal, Inc., 8.75%, 8/1/16	275,000	264,687
Bill Barrett Corp., 9.875%, 7/15/16	325,000	359,125
Bill Barrett Corp., 7.00%, 10/15/22	250,000	238,125
BP Capital Markets plc, 3.20%, 3/11/16	70,000	74,111
BP Capital Markets plc, 2.25%, 11/1/16	100,000	103,060
BP Capital Markets plc, 4.50%, 10/1/20	70,000	78,419

32

Shares/ Principal Amount	Value
Chesapeake Energy Corp., 7.625%, 7/15/13	$125,000	$130,625
Chesapeake Energy Corp., 9.50%, 2/15/15	125,000	132,500
Chesapeake Energy Corp., 6.625%, 8/15/20	300,000	289,500
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(2)	125,000	108,750
ConocoPhillips, 5.75%, 2/1/19	160,000	197,155
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	56,185
Consol Energy, Inc., 8.00%, 4/1/17	480,000	483,600
Continental Resources, Inc., 5.00%, 9/15/22(2)	50,000	49,688
Devon Energy Corp., 1.875%, 5/15/17	20,000	19,979
Devon Energy Corp., 5.60%, 7/15/41	70,000	81,417
Encore Acquisition Co., 9.50%, 5/1/16	200,000	219,000
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	100,000	101,500
EOG Resources, Inc., 5.625%, 6/1/19	120,000	145,667
Forest Oil Corp., 8.50%, 2/15/14	75,000	79,125
Hess Corp., 6.00%, 1/15/40	70,000	79,590
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	31,649
Marathon Petroleum Corp., 5.125%, 3/1/21	30,000	33,391
Nexen, Inc., 5.875%, 3/10/35	70,000	73,173
Noble Energy, Inc., 4.15%, 12/15/21	70,000	73,722
Peabody Energy Corp., 6.00%, 11/15/18(2)	250,000	250,625
Peabody Energy Corp., 6.50%, 9/15/20	50,000	50,625
Pemex Project Funding Master Trust, 6.625%, 6/15/35	30,000	34,425
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	140,000	153,296
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	130,000	139,482
Petroleos Mexicanos, 6.00%, 3/5/20	80,000	90,600
Phillips 66, 4.30%, 4/1/22(2)	30,000	31,331
Plains Exploration & Production Co., 6.75%, 2/1/22	80,000	79,600
Quicksilver Resources, Inc., 8.25%, 8/1/15	125,000	122,812
Sabine Pass LNG LP, 7.25%, 11/30/13	250,000	261,875
Sabine Pass LNG LP, 7.50%, 11/30/16	525,000	557,812
Samson Investment Co., 9.75%, 2/15/20(2)	125,000	124,531
SandRidge Energy, Inc., 8.75%, 1/15/20	225,000	231,750
Shell International Finance BV, VRN, 0.82%, 6/22/12	400,000	400,144
Suncor Energy, Inc., 6.10%, 6/1/18	110,000	131,312
Suncor Energy, Inc., 6.85%, 6/1/39	40,000	51,165
Talisman Energy, Inc., 7.75%, 6/1/19	70,000	87,588
Venoco, Inc., 8.875%, 2/15/19	140,000	129,500
		7,036,836
PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 7.70%, 6/15/15	475,000	551,524
International Paper Co., 4.75%, 2/15/22	50,000	53,554
International Paper Co., 6.00%, 11/15/41	30,000	33,223
		638,301
PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21	145,000	158,956
PHARMACEUTICALS — 0.2%
Abbott Laboratories, 5.30%, 5/27/40	10,000	12,135
AstraZeneca plc, 5.40%, 9/15/12	180,000	182,418
AstraZeneca plc, 5.90%, 9/15/17	180,000	215,974
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	430,000	449,350
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	90,000	91,285
Roche Holdings, Inc., 6.00%, 3/1/19(2)	50,000	62,998
Roche Holdings, Inc., 7.00%, 3/1/39(2)	90,000	133,653

33

Shares/ Principal Amount	Value
Sanofi, 4.00%, 3/29/21	$55,000	$61,838
Valeant Pharmaceuticals International, 6.50%, 7/15/16(2)	300,000	307,500
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	75,000	79,500
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	160,000	170,639
		1,767,290
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
American Tower Corp., 4.625%, 4/1/15	150,000	159,375
Boston Properties LP, 3.85%, 2/1/23	40,000	40,419
Felcor Lodging LP, 6.75%, 6/1/19	100,000	100,750
HCP, Inc., 3.75%, 2/1/16	40,000	41,969
Host Hotels & Resorts LP, 6.75%, 6/1/16	300,000	308,250
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	125,000	129,375
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	500,000	530,000
Simon Property Group LP, 5.10%, 6/15/15	120,000	131,532
UDR, Inc., 4.25%, 6/1/18	70,000	74,420
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	105,000	107,634
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	40,000	41,910
WEA Finance LLC, 4.625%, 5/10/21(2)	50,000	52,923
		1,718,557
REAL ESTATE MANAGEMENT AND DEVELOPMENT†
CB Richard Ellis Services, Inc., 11.625%, 6/15/17	100,000	113,500
ProLogis LP, 6.625%, 12/1/19	110,000	128,333
		241,833
ROAD AND RAIL†
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	110,000
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	40,000	44,622
CSX Corp., 4.25%, 6/1/21	10,000	11,032
CSX Corp., 4.75%, 5/30/42	60,000	61,720
Union Pacific Corp., 4.75%, 9/15/41	80,000	86,294
		313,668
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	375,000	404,062
Freescale Semiconductor, Inc., 9.25%, 4/15/18(2)	450,000	475,875
Freescale Semiconductor, Inc., 8.05%, 2/1/20	200,000	191,000
		1,070,937
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17	303,000	350,670
Lawson Software, Inc., 9.375%, 4/1/19(2)	125,000	129,375
Oracle Corp., 6.125%, 7/8/39	40,000	52,605
Sabre, Inc., 8.50%, 5/15/19(2)	125,000	124,375
		657,025
SPECIALTY RETAIL — 0.3%
Ashtead Capital, Inc., 9.00%, 8/15/16(2)	350,000	365,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	175,000	190,969
Hertz Corp. (The), 6.75%, 4/15/19	125,000	128,438
Hertz Corp. (The), 7.375%, 1/15/21	200,000	210,750
Home Depot, Inc. (The), 5.95%, 4/1/41	50,000	64,723
Lowe’s Cos., Inc., 1.625%, 4/15/17	40,000	40,235
Michaels Stores, Inc., 11.375%, 11/1/16	250,000	266,877
Petco Animal Supplies, Inc., 9.25%, 12/1/18(2)	225,000	243,000
Rent-A-Center, Inc., 6.625%, 11/15/20	300,000	316,500
Stewart Enterprises, Inc., 6.50%, 4/15/19	65,000	66,950
Toys “R” Us Property Co. I LLC, 10.75%, 7/15/17	500,000	546,250
United Rentals (North America), Inc., 8.375%, 9/15/20	250,000	256,250
		2,696,692
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	75,000	77,813
Gap, Inc. (The), 5.95%, 4/12/21	70,000	72,451
Gymboree Corp., 9.125%, 12/1/18	250,000	223,125

34

Shares/ Principal Amount	Value
Hanesbrands, Inc., 6.375%, 12/15/20	$225,000	$230,906
Ltd. Brands, Inc., 6.625%, 4/1/21	300,000	323,250
Phillips-Van Heusen Corp., 7.375%, 5/15/20	580,000	636,550
Polymer Group, Inc., 7.75%, 2/1/19	300,000	313,500
		1,877,595
TOBACCO†
Philip Morris International, Inc., 4.125%, 5/17/21	110,000	123,084
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32	80,000	122,762
America Movil SAB de CV, 5.00%, 3/30/20	20,000	22,469
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	270,000	369,981
Cricket Communications, Inc., 7.75%, 10/15/20	580,000	532,875
MetroPCS Wireless, Inc., 7.875%, 9/1/18	250,000	253,750
Nextel Communications, Inc., 7.375%, 8/1/15	680,000	668,100
Sprint Nextel Corp., 7.00%, 3/1/20(2)	250,000	252,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(2)	120,000	112,414
Vodafone Group plc, 5.625%, 2/27/17	30,000	35,123
		2,369,974
TOTAL CORPORATE BONDS (Cost $88,642,837)		92,282,489
U.S. Treasury Securities — 5.8%
U.S. Treasury Bonds, 5.50%, 8/15/28	50,000	73,211
U.S. Treasury Bonds, 4.375%, 11/15/39	1,890,000	2,570,991
U.S. Treasury Bonds, 4.375%, 5/15/41	300,000	409,172
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	6,437,291	9,087,646
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	806,596	1,170,698
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	838,000	1,222,891
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	304,557	327,185
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13	7,743,614	7,998,913
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	2,117,020	2,211,293
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	8,561,221	9,885,539
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	4,666,448	5,426,206
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	2,391,783	2,687,953
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,064,186	1,135,187
U.S. Treasury Notes, 0.75%, 8/15/13	700,000	704,484
U.S. Treasury Notes, 1.25%, 3/15/14	1,120,000	1,139,775
U.S. Treasury Notes, 2.375%, 8/31/14	2,500,000	2,616,015
U.S. Treasury Notes, 2.625%, 12/31/14	1,000,000	1,059,219
U.S. Treasury Notes, 1.25%, 9/30/15	500,000	513,672
U.S. Treasury Notes, 2.125%, 12/31/15	1,100,000	1,165,227
U.S. Treasury Notes, 0.875%, 2/28/17	600,000	607,218
U.S. Treasury Notes, 2.375%, 7/31/17	700,000	758,570
U.S. Treasury Notes, 1.875%, 10/31/17	650,000	688,137
U.S. Treasury Notes, 2.625%, 4/30/18	100,000	110,391
U.S. Treasury Notes, 2.125%, 8/15/21	2,000,000	2,115,938
U.S. Treasury Notes, 2.00%, 2/15/22	2,200,000	2,291,438
TOTAL U.S. TREASURY SECURITIES (Cost $51,617,863)		57,976,969

35

Shares/ Principal Amount	Value
U.S. Government Agency Mortgage-Backed Securities(4) — 3.2%
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.0%
FHLMC, 6.50%, 12/1/12	$66	$67
FHLMC, 7.00%, 6/1/14	5,121	5,414
FHLMC, 4.50%, 1/1/19	260,042	278,554
FHLMC, 5.00%, 1/1/21	265,279	288,015
FHLMC, 5.00%, 4/1/21	429,207	462,772
FHLMC, 7.00%, 8/1/29	2,710	3,260
FHLMC, 8.00%, 7/1/30	17,876	22,232
FHLMC, 5.50%, 12/1/33	176,341	195,279
FHLMC, 6.00%, 11/1/38	2,066,540	2,276,854
FHLMC, 6.50%, 7/1/47	29,836	33,358
FNMA, 6.00%, 4/1/14	7,800	8,307
FNMA, 7.50%, 6/1/15	1,638	1,659
FNMA, 5.50%, 12/1/16	47,337	51,491
FNMA, 4.50%, 5/1/19	149,674	160,958
FNMA, 4.50%, 5/1/19	178,135	191,564
FNMA, 5.00%, 9/1/20	136,110	147,669
FNMA, 7.00%, 6/1/26	885	1,054
FNMA, 7.50%, 3/1/27	14,259	17,206
FNMA, 7.00%, 1/1/29	7,530	9,039
FNMA, 6.50%, 4/1/29	22,979	26,420
FNMA, 6.50%, 8/1/29	16,975	19,517
FNMA, 6.50%, 12/1/29	36,872	42,394
FNMA, 7.00%, 3/1/30	9,422	11,326
FNMA, 8.00%, 7/1/30	12,374	13,820
FNMA, 7.50%, 9/1/30	4,781	5,862
FNMA, 5.00%, 7/1/31	18,531	20,116
FNMA, 7.00%, 9/1/31	20,102	23,962
FNMA, 6.50%, 1/1/32	13,974	15,997
FNMA, 7.00%, 6/1/32	91,164	108,133
FNMA, 6.50%, 8/1/32	17,415	19,935
FNMA, 6.50%, 11/1/32	143,290	164,030
FNMA, 5.50%, 6/1/33	86,414	95,088
FNMA, 5.50%, 8/1/33	93,849	103,124
FNMA, 5.00%, 11/1/33	914,589	992,681
FNMA, 4.50%, 9/1/35	676,143	726,375
FNMA, 5.00%, 1/1/36	3,747,729	4,063,046
FNMA, 5.00%, 2/1/36	857,027	929,133
FNMA, 5.50%, 1/1/37	684,528	750,464
FNMA, 5.50%, 2/1/37	411,572	449,415
FNMA, 6.50%, 8/1/37	339,689	380,628
FNMA, 4.50%, 2/1/39	1,119,355	1,201,814
FNMA, 4.00%, 1/1/41	2,120,660	2,297,338
FNMA, 4.50%, 1/1/41	1,138,716	1,237,903
FNMA, 4.50%, 2/1/41	1,208,338	1,301,129
FNMA, 4.00%, 5/1/41	1,097,278	1,170,007
FNMA, 4.50%, 7/1/41	1,355,646	1,477,118
FNMA, 4.00%, 12/1/41	732,306	790,455
FNMA, 4.00%, 1/1/42	484,495	516,759
FNMA, 6.50%, 6/1/47	42,075	46,896
FNMA, 6.50%, 8/1/47	88,165	98,267
FNMA, 6.50%, 8/1/47	144,145	160,662
FNMA, 6.50%, 9/1/47	190,952	212,832
FNMA, 6.50%, 9/1/47	9,077	10,117
FNMA, 6.50%, 9/1/47	88,931	99,121
FNMA, 6.50%, 9/1/47	49,543	55,220
FNMA, 6.50%, 9/1/47	68,038	75,834
GNMA, 7.50%, 10/15/25	2,693	3,113
GNMA, 6.00%, 3/15/26	30,981	35,082
GNMA, 7.00%, 12/15/27	5,503	6,538
GNMA, 6.50%, 2/15/28	3,438	3,973
GNMA, 7.00%, 8/15/29	1,961	2,355
GNMA, 7.50%, 5/15/30	3,539	3,753
GNMA, 7.00%, 5/15/31	31,433	37,140
GNMA, 5.50%, 11/15/32	93,746	104,908
GNMA, 6.50%, 10/15/38	1,514,407	1,751,979
GNMA, 4.00%, 1/20/41	2,230,643	2,443,134
GNMA, 4.50%, 5/20/41	1,278,445	1,412,614
GNMA, 4.50%, 6/15/41	868,434	966,856
		30,639,135
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
FHLMC, VRN, 2.59%, 6/15/12	159,554	166,561
FHLMC, VRN, 2.90%, 6/15/12	49,930	52,240
FHLMC, VRN, 3.30%, 6/15/12	143,633	150,948
FHLMC, VRN, 4.03%, 6/15/12	325,724	345,396
FHLMC, VRN, 6.10%, 6/15/12	145,500	157,972
FNMA, VRN, 2.73%, 6/25/12	224,528	233,214
FNMA, VRN, 3.35%, 6/25/12	186,781	196,653
FNMA, VRN, 3.37%, 6/25/12	181,753	191,212
FNMA, VRN, 3.90%, 6/25/12	210,663	223,031
FNMA, VRN, 3.91%, 6/25/12	170,561	180,737
FNMA, VRN, 3.97%, 6/25/12	104,298	110,786
		2,008,750
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $30,404,202)		32,647,885

36

Shares/ Principal Amount	Value
Municipal Securities — 0.6%
Alameda County Industrial Development Authority Rev., Series 1997 A, (Plyproperties Project), VRDN, 0.26%, 6/7/12 (LOC: Wells Fargo Bank N.A.)	$450,000	$450,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	60,000	75,701
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	50,000	70,124
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	95,000	131,665
California GO, (Building Bonds), 6.65%, 3/1/22	60,000	73,875
California GO, (Building Bonds), 7.30%, 10/1/39	45,000	57,138
California GO, (Building Bonds), 7.60%, 11/1/40	20,000	26,354
City of Lowell, AR Rev., (Little Rock Newspapers), VRDN, 0.24%, 6/6/12 (LOC: JP Morgan Chase Bank N.A.)	450,000	450,000
Illinois GO, 5.88%, 3/1/19	145,000	162,288
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	210,000	199,414
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	40,000	44,144
Iowa Higher Education Loan Authority Rev., (Des Moines University Osteopathic Medical Center), VRDN, 0.22%, 6/1/12 (LOC: U.S. Bank NA)	400,000	400,000
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35	50,000	58,395
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	140,000	190,803
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	35,000	44,265
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	75,000	96,976
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	40,000	52,506
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	70,000	103,363
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	30,000	42,796
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	60,000	82,613
New York State Housing Finance Agency Rev., Series 2012 A2, (West 30th Street Housing), VRDN, 0.18%, 6/6/12 (LOC: Wells Fargo Bank N.A.)	450,000	450,000
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	80,000	92,911
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.26%, 6/6/12 (LOC: FNMA)	270,000	270,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	50,000	66,637
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	135,000	178,932
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	140,000	174,012
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	70,000	87,284

37

Shares/ Principal Amount	Value
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	$100,000	$123,730
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	85,000	105,022
State of Ohio Rev., Series 2012 B, 0.60%, 5/30/13	385,000	385,015
Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood), VRDN, 0.22%, 6/6/12 (LOC: Citibank N.A.)	400,000	400,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	120,000	150,312
Wisconsin Health & Educational Facilities Authority Rev., (Benevolent Corporation Cedar Community), VRDN, 0.21%, 6/7/12 (LOC: JP Morgan Chase Bank N.A.)	450,000	450,000
Wisconsin Health & Educational Facilities Authority Rev., (Milwaukee Institute of Art & Design), VRDN, 0.20%, 6/6/12 (LOC: Citibank N.A.)	450,000	450,000
TOTAL MUNICIPAL SECURITIES (Cost $5,717,319)		6,196,275
Commercial Mortgage-Backed Securities(4) — 0.6%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	243,183	245,482
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 6/1/12	200,000	222,876
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 6/1/12	175,000	185,632
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	130,000	133,987
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 6/1/12	115,282	118,185
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 6/1/12	300,000	317,762
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.42%, 6/15/12(2)	186,893	168,492
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 6/1/12	150,000	149,878
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 6/1/12	250,000	269,543
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 6/1/12	100,000	101,681
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 6/1/12	375,000	402,511
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	340,000	363,306
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	600,000	648,611
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	225,000	236,104
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	400,000	418,608
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.27%, 6/11/12	200,000	213,062
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 6/11/12	75,000	77,778

38

Shares/ Principal Amount	Value
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	$100,000	$97,877
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 6/11/12	250,000	266,792
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 6/11/12	325,000	349,913
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	25,759	25,844
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	300,000	320,917
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	44,178	44,618
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	450,000	477,635
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 6/1/12	24,754	24,810
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,764,746)		5,881,904
Commercial Paper(5) — 0.4%
BP Capital Markets plc, 0.34%, 6/29/12(2)	450,000	449,960
Catholic Health Initiatives, 0.30%, 6/1/12	400,000	400,000
Charta LLC, 0.50%, 7/16/12(2)	450,000	449,825
Chicago, IL, 0.33%, 8/8/12	400,000	399,760
CRC Funding LLC, 0.48%, 7/16/12(2)	450,000	449,825
Crown Point Capital Co. LLC, 0.30%, 6/4/12(2)	450,000	449,988
Govco LLC, 0.51%, 7/16/12(2)	450,000	449,844
Legacy Capital Co., 0.30%, 6/8/12(2)	450,000	449,976
Lexington Parker Capital, 0.30%, 6/8/12(2)	450,000	449,970
Toyota Motor Credit Corp., 0.28%, 6/15/12	450,000	449,982
TOTAL COMMERCIAL PAPER (Cost $4,398,709)		4,399,130
Collateralized Mortgage Obligations(4) — 0.4%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	140,732	145,688
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	331,931	241,487
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	131,271	134,783
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	94,886	93,643
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 6/1/12	192,301	183,399
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	148,270	155,880
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.00%, 6/1/12	193,146	201,594
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 6/1/12	193,449	195,913
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	198,673	209,611
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	209,391	220,584
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	236,359	234,427
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	62,251	62,267
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	93,791	95,228
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.34%, 6/1/12	143,565	145,061

39

Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A6, VRN, 2.67%, 6/1/12	$7,876	$7,854
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	273,847	272,097
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	145,378	145,342
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.09%, 6/1/12	212,196	214,440
		2,959,298
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	757,240	843,303
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.64%, 6/25/12	12,320	12,328
		855,631
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,777,272)		3,814,929
Sovereign Governments and Agencies — 0.2%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	390,000	467,415
Brazilian Government International Bond, 5.625%, 1/7/41	80,000	93,800
		561,215
CANADA†
Hydro-Quebec, 8.40%, 1/15/22	37,000	54,921
Province of Ontario Canada, 5.45%, 4/27/16	100,000	116,489
Province of Ontario Canada, 1.60%, 9/21/16	60,000	61,163
		232,573
COLOMBIA†
Republic of Colombia, 4.375%, 7/12/21	50,000	54,800
ITALY†
Republic of Italy, 6.875%, 9/27/23	40,000	41,312
MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17	70,000	80,500
United Mexican States, 5.95%, 3/19/19	200,000	240,000
United Mexican States, 5.125%, 1/15/20	70,000	80,290
United Mexican States, 6.05%, 1/11/40	110,000	134,475
		535,265
PERU†
Republic of Peru, 6.55%, 3/14/37	40,000	52,200
Republic of Peru, 5.625%, 11/18/50	60,000	69,300
		121,500
POLAND†
Republic of Poland, 5.125%, 4/21/21	70,000	74,291
SOUTH KOREA†
Export-Import Bank of Korea, 3.75%, 10/20/16	100,000	104,753
Korea Development Bank, 3.25%, 3/9/16	80,000	81,783
Korea Development Bank, 4.00%, 9/9/16	70,000	73,953
		260,489
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,694,868)		1,881,445
U.S. Government Agency Securities — 0.2%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FHLB, Series 1, 1.00%, 6/21/17	100,000	100,343
FHLMC, 1.25%, 5/12/17	600,000	608,901
FHLMC, 1.75%, 5/30/19	120,000	123,242
FHLMC, 2.375%, 1/13/22	80,000	82,576
		915,062
GOVERNMENT-BACKED CORPORATE BONDS(6) — 0.1%
Morgan Stanley, VRN, 0.82%, 6/20/12	700,000	700,215
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,595,805)		1,615,277

40

	Shares	Value
Exchange-Traded Funds — 0.1%
Global X FTSE Colombia 20 ETF	15,404	$320,095
iShares Russell 1000 Growth Index Fund	5,250	324,398
iShares Russell 2000 Index Fund	260	19,786
iShares Russell 2000 Value Index Fund	3,320	224,067
iShares Russell Midcap Value Index Fund	6,430	288,771
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,159,646)		1,177,117
Convertible Preferred Stocks†
INSURANCE†
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	2,702	147,394
LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	246	23,708
MEDIA†
LodgeNet Interactive Corp., 10.00%(2)	18	10,935
TOBACCO†
Universal Corp., 6.75%	33	34,494
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $242,361)		216,531

Preferred Stocks†
DIVERSIFIED FINANCIAL SERVICES†
Ally Financial, Inc., 7.00%(2)	131	$112,332
REAL ESTATE INVESTMENT TRUSTS (REITs)†
DuPont Fabros Technology, Inc., Series A, 7.875%	827	21,370
Inland Real Estate Corp., Series A, 8.125%	591	14,982
PS Business Parks, Inc., 6.45%	619	16,391
		52,743
TOTAL PREFERRED STOCKS (Cost $177,887)		165,075
Temporary Cash Investments — 1.6%
SSgA U.S. Government Money Market Fund (Cost $15,634,442)	15,634,442	15,634,442
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $869,585,690)		1,005,747,415
OTHER ASSETS AND LIABILITIES — 0.1%		1,225,411
TOTAL NET ASSETS — 100.0%		$1,006,972,826

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
1,356,403	CAD for USD	UBS AG	6/29/12	$1,312,462	$4,268
35,013	CAD for USD	UBS AG	6/29/12	33,879	60
15,905	CHF for USD	Credit Suisse AG	6/29/12	16,381	5
16,042	EUR for USD	UBS AG	6/29/12	19,839	13
378,096	EUR for USD	UBS AG	6/29/12	467,567	5,619
221,116	EUR for USD	UBS AG	6/29/12	273,440	3,286
597,865	EUR for USD	UBS AG	6/29/12	739,342	8,886
30,748	EUR for USD	UBS AG	6/29/12	38,024	96
929,097	GBP for USD	Credit Suisse AG	6/29/12	1,431,767	21,972
				$4,332,701	$44,205
(Value on Settlement Date $4,376,906)

41

Credit Default Swap Agreements
Counterparty/Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America N.A./CDX North America Investment Grade 16 Index	$3,500,000	Buy	1.00%	6/20/16	$(3,963)	$9,597	$5,634

Notes to Schedule of Investments

ADR = American Depositary Receipt
CAD = Canadian Dollar
CBOE = Chicago Board Options Exchange
CDX = Credit Derivatives Indexes
CHF = Swiss Franc
ETF = Exchange-Traded Fund
EUR = Euro
FDIC = Federal Deposit Insurance Corporation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FTSE = Financial Times Stock Exchange
GBP = British Pound
GDR = Global Depositary Receipt
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers, Inc. - UBS AG
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MTN = Medium Term Note
NVDR = Non-Voting Depositary Receipt
OJSC = Open Joint Stock Company
PHHMC = PHH Mortgage Corporation
PIK = Payment in Kind
SEQ = Sequential Payer
USD = United States Dollar
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $20,563,043, which represented 2.0% of total net assets.

(3)	When-issued security.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(6)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

See Notes to Financial Statements.

42

Statement of Assets and Liabilities

MAY 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $869,585,690)	$1,005,747,415
Foreign currency holdings, at value (cost of $197,587)	195,729
Receivable for investments sold	5,693,987
Receivable for capital shares sold	374,020
Unrealized gain on forward foreign currency exchange contracts	44,205
Swap agreements, at value (including net premiums paid (received) of $(3,963))	5,634
Dividends and interest receivable	4,168,307
Other assets	28,725
1,016,258,022

Liabilities
Disbursements in excess of demand deposit cash	60,726
Payable for investments purchased	6,279,980
Payable for capital shares redeemed	1,774,974
Accrued management fees	1,022,140
Distribution and service fees payable	138,565
Accrued foreign taxes	8,811
9,285,196

Net Assets	$1,006,972,826

Net Assets Consist of:
Capital (par value and paid-in surplus)	$876,685,048
Undistributed net investment income	6,231,021
Accumulated net realized loss	(12,161,925)
Net unrealized appreciation	136,218,682
$1,006,972,826

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$415,478,325	54,260,317	$7.66
Institutional Class, $0.01 Par Value	$173,588,647	22,781,556	$7.62
A Class, $0.01 Par Value	$332,762,510	43,208,620	$7.70*
B Class, $0.01 Par Value	$10,096,558	1,315,020	$7.68
C Class, $0.01 Par Value	$55,832,867	7,288,910	$7.66
R Class, $0.01 Par Value	$19,213,919	2,489,570	$7.72
*Maximum offering price $8.17 (net asset value divided by 0.9425).

See Notes to Financial Statements.

43

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $339,394)	$8,702,372
Interest	4,650,959
13,353,331

Expenses:
Management fees	6,065,974
Distribution and service fees:
A Class	435,172
B Class	55,046
C Class	286,829
R Class	47,249
Directors’ fees and expenses	26,042
Other expenses	3,583
6,919,895

Net investment income (loss)	6,433,436

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	28,110,420
Futures contract transactions	60,814
Swap agreement transactions	(16,814)
Foreign currency transactions	(112,264)
28,042,156

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(8,811))	5,838,696
Futures contracts	(3,672)
Swap agreements	(27,415)
Translation of assets and liabilities in foreign currencies	112,776
5,920,385

Net realized and unrealized gain (loss)	33,962,541

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,395,977

See Notes to Financial Statements.

44

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2011
Increase (Decrease) in Net Assets	May 31, 2012	November 30, 2011
Operations
Net investment income (loss)	$6,433,436	$11,320,084
Net realized gain (loss)	28,042,156	72,193,529
Change in net unrealized appreciation (depreciation)	5,920,385	(50,113,559)
Net increase (decrease) in net assets resulting from operations	40,395,977	33,400,054

Distributions to Shareholders
From net investment income:
Investor Class	(6,055,286)	(5,534,677)
Institutional Class	(2,324,310)	(2,003,287)
A Class	(2,831,283)	(2,221,527)
R Class	(81,750)	(30,262)
Decrease in net assets from distributions	(11,292,629)	(9,789,753)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(11,155,115)	(73,628,835)

Net increase (decrease) in net assets	17,948,233	(50,018,534)

Net Assets
Beginning of period	989,024,593	1,039,043,127
End of period	$1,006,972,826	$989,024,593

Undistributed net investment income	$6,231,021	$11,090,214

See Notes to Financial Statements.

45

Notes to Financial Statements

MAY 31, 2012 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Aggressive Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with its asset mix. The fund pursues its objective by diversifying its assets among various classes of investments such as equity securities, bonds and money market instruments.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

46

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions

47

which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.00% to 1.20% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2012 was 1.20% for the Investor Class, A Class, B Class, C Class and R Class and 1.00% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

48

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2012 totaled $385,441,755, of which $34,007,581 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2012 totaled $397,675,081, of which $34,604,996 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2012		Year ended November 30, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	350,000,000		350,000,000
Sold	4,474,509	$34,981,927	11,276,415	$86,620,589
Issued in reinvestment of distributions	797,341	5,958,858	709,441	5,436,776
Redeemed	(10,702,625)	(84,837,947)	(17,793,077)	(136,227,441)
	(5,430,775)	(43,897,162)	(5,807,221)	(44,170,076)
Institutional Class/Shares Authorized	75,000,000		75,000,000
Sold	7,110,595	56,775,993	5,106,236	39,174,230
Issued in reinvestment of distributions	310,080	2,316,870	260,941	1,996,170
Redeemed	(1,836,605)	(14,494,044)	(4,905,519)	(36,951,958)
	5,584,070	44,598,819	461,658	4,218,442
A Class/Shares Authorized	225,000,000		225,000,000
Sold	4,531,375	35,619,331	9,674,819	74,521,512
Issued in reinvestment of distributions	371,458	2,763,599	282,825	2,167,891
Redeemed	(6,179,552)	(48,776,105)	(13,828,317)	(106,430,053)
	(1,276,719)	(10,393,175)	(3,870,673)	(29,740,650)
B Class/Shares Authorized	25,000,000		25,000,000
Sold	659	4,921	25,086	195,165
Redeemed	(167,277)	(1,330,467)	(263,178)	(1,998,795)
	(166,618)	(1,325,546)	(238,092)	(1,803,630)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	620,355	4,861,792	1,368,988	10,469,247
Redeemed	(697,389)	(5,481,329)	(1,686,151)	(12,733,927)
	(77,034)	(619,537)	(317,163)	(2,264,680)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	375,328	2,968,516	741,765	5,711,419
Issued in reinvestment of distributions	11,108	81,750	3,964	30,166
Redeemed	(337,941)	(2,568,780)	(725,633)	(5,609,826)
	48,495	481,486	20,096	131,759
Net increase (decrease)	(1,318,581)	$(11,155,115)	(9,751,395)	$(73,628,835)

49

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$563,763,964	—	—
Foreign Common Stocks	41,249,019	$176,844,964	—
Corporate Bonds	—	92,282,489	—
U.S. Treasury Securities	—	57,976,969	—
U.S. Government Agency Mortgage-Backed Securities	—	32,647,885	—
Municipal Securities	—	6,196,275	—
Commercial Mortgage-Backed Securities	—	5,881,904	—
Commercial Paper	—	4,399,130	—
Collateralized Mortgage Obligations	—	3,814,929	—
Sovereign Governments and Agencies	—	1,881,445	—
U.S. Government Agency Securities	—	1,615,277	—
Exchange-Traded Funds	1,177,117	—	—
Convertible Preferred Stocks	—	216,531	—
Preferred Stocks	—	165,075	—
Temporary Cash Investments	15,634,442	—	—
Total Value of Investment Securities	$621,824,542	$383,922,873	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$44,205	—
Swap Agreements	—	9,597	—
Total Unrealized Gain (Loss) on Other Financial Instruments	—	$53,802	—

50

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

51

Value of Derivative Instruments as of May 31, 2012

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$5,634	Swap agreements	—
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	44,205	Unrealized loss on forward foreign currency exchange contracts	—
		$49,839		—

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2012

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(16,814)	Change in net unrealized appreciation (depreciation) on swap agreements	$(27,415)
Equity Price Risk	Net realized gain (loss) on futures contract transactions	60,814	Change in net unrealized appreciation (depreciation) on futures contracts	(3,672)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(3,166)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	122,445
		$40,834		$91,358

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$894,379,686
Gross tax appreciation of investments	$142,673,096
Gross tax depreciation of investments	(31,305,367)
Net tax appreciation (depreciation) of investments	$111,367,729

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

52

As of November 30, 2011, the fund had accumulated capital losses of $(8,543,664), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

The fund has elected to treat $(2,823,949) of net capital losses incurred in the one-month period ended November 30, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

53

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:				Portfolio Turnover Rate
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)			Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$7.46	0.05	0.25	0.30	(0.10)	—	(0.10)	$7.66	4.08%	1.20	%(4)	1.37	%(4)	38%	$415,478
2011	$7.30	0.09	0.15	0.24	(0.08)	—	(0.08)	$7.46	3.32%	1.20%		1.19%		91%	$445,035
2010	$6.59	0.08	0.72	0.80	(0.09)	—	(0.09)	$7.30	12.18%	1.21%		1.11%		98%	$478,255
2009	$5.29	0.08	1.32	1.40	(0.10)	—	(0.10)	$6.59	26.83%	1.21%		1.43%		134%	$429,634
2008	$9.47	0.11	(3.03)	(2.92)	(0.13)	(1.13)	(1.26)	$5.29	(35.37)%	1.19%		1.57%		146%	$350,838
2007	$8.82	0.12	1.21	1.33	(0.13)	(0.55)	(0.68)	$9.47	16.17%	1.18%		1.32%		136%	$659,190
Institutional Class
2012(3)	$7.44	0.06	0.25	0.31	(0.13)	—	(0.13)	$7.62	4.24%	1.00	%(4)	1.57	%(4)	38%	$173,589
2011	$7.30	0.11	0.15	0.26	(0.12)	—	(0.12)	$7.44	3.46%	1.00%		1.39%		91%	$127,983
2010	$6.60	0.09	0.72	0.81	(0.11)	—	(0.11)	$7.30	12.46%	1.01%		1.31%		98%	$122,223
2009	$5.31	0.09	1.31	1.40	(0.11)	—	(0.11)	$6.60	26.78%	1.01%		1.63%		134%	$126,801
2008	$9.49	0.13	(3.03)	(2.90)	(0.15)	(1.13)	(1.28)	$5.31	(35.14)%	0.99%		1.77%		146%	$80,646
2007	$8.84	0.14	1.20	1.34	(0.14)	(0.55)	(0.69)	$9.49	16.39%	0.98%		1.52%		136%	$134,722

54

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:				Portfolio Turnover Rate
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)			Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$7.47	0.04	0.25	0.29	(0.06)	—	(0.06)	$7.70	3.96%	1.45	%(4)	1.12	%(4)	38%	$332,763
2011	$7.30	0.07	0.15	0.22	(0.05)	—	(0.05)	$7.47	2.94%	1.45%		0.94%		91%	$332,329
2010	$6.57	0.06	0.72	0.78	(0.05)	—	(0.05)	$7.30	11.96%	1.46%		0.86%		98%	$352,882
2009	$5.28	0.07	1.30	1.37	(0.08)	—	(0.08)	$6.57	26.38%	1.46%		1.18%		134%	$351,285
2008	$9.44	0.10	(3.03)	(2.93)	(0.10)	(1.13)	(1.23)	$5.28	(35.44)%	1.44%		1.32%		146%	$273,892
2007	$8.79	0.10	1.20	1.30	(0.10)	(0.55)	(0.65)	$9.44	15.91%	1.43%		1.07%		136%	$353,946
B Class
2012(3)	$7.41	0.01	0.26	0.27	—	—	—	$7.68	3.64%	2.20	%(4)	0.37	%(4)	38%	$10,097
2011	$7.25	0.01	0.15	0.16	—	—	—	$7.41	2.21%	2.20%		0.19%		91%	$10,982
2010	$6.52	0.01	0.72	0.73	—	—	—	$7.25	11.20%	2.21%		0.11%		98%	$12,471
2009	$5.25	0.02	1.29	1.31	(0.04)	—	(0.04)	$6.52	25.22%	2.21%		0.43%		134%	$13,183
2008	$9.38	0.04	(3.00)	(2.96)	(0.04)	(1.13)	(1.17)	$5.25	(35.89)%	2.19%		0.57%		146%	$9,768
2007	$8.74	0.03	1.20	1.23	(0.04)	(0.55)	(0.59)	$9.38	14.94%	2.18%		0.32%		136%	$13,382
C Class
2012(3)	$7.39	0.01	0.26	0.27	—	—	—	$7.66	3.65%	2.20	%(4)	0.37	%(4)	38%	$55,833
2011	$7.24	0.01	0.14	0.15	—	—	—	$7.39	2.07%	2.20%		0.19%		91%	$54,470
2010	$6.51	0.01	0.72	0.73	—	—	—	$7.24	11.21%	2.21%		0.11%		98%	$55,588
2009	$5.23	0.02	1.30	1.32	(0.04)	—	(0.04)	$6.51	25.51%	2.21%		0.43%		134%	$49,193
2008	$9.36	0.04	(3.00)	(2.96)	(0.04)	(1.13)	(1.17)	$5.23	(35.98)%	2.19%		0.57%		146%	$27,826
2007	$8.72	0.03	1.20	1.23	(0.04)	(0.55)	(0.59)	$9.36	14.98%	2.18%		0.32%		136%	$32,578

55

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:				Portfolio Turnover Rate
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)			Net Assets, End of Period (in thousands)
R Class
2012(3)	$7.47	0.03	0.25	0.28	(0.03)	—	(0.03)	$7.72	3.82%	1.70	%(4)	0.87	%(4)	38%	$19,214
2011	$7.28	0.05	0.15	0.20	(0.01)	—	(0.01)	$7.47	2.78%	1.70%		0.69%		91%	$18,226
2010	$6.53	0.04	0.73	0.77	(0.02)	—	(0.02)	$7.28	11.78%	1.71%		0.61%		98%	$17,624
2009	$5.25	0.05	1.30	1.35	(0.07)	—	(0.07)	$6.53	26.02%	1.71%		0.93%		134%	$9,947
2008	$9.40	0.08	(3.02)	(2.94)	(0.08)	(1.13)	(1.21)	$5.25	(35.68)%	1.69%		1.07%		146%	$4,160
2007	$8.77	0.08	1.18	1.26	(0.08)	(0.55)	(0.63)	$9.40	15.38%	1.68%		0.82%		136%	$1,905

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2012 (unaudited).

(4)	Annualized.

(5)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

56

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

57

Notes

58

Notes

59

Notes

60

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Strategic Asset Allocations, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75493   1207

SEMIANNUAL REPORT       |       MAY 31, 2012

Global Allocation Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	21
Approval of Management Agreement	23
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the four-month period (since the fund’s January 31, 2012 inception) ended May 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. The fund’s first annual report, dated November 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

The four-month period covered by this report began in February 2012 on a relatively strong note, with market values, yields, and investor activity reflecting optimism for 2012. Investors generally favored stocks over bonds, and higher-yielding investments over lower-yielding.

This risk-tolerant attitude prevailed in February and March, but broke down in April and May. During the first two months, investor optimism helped push equities—both domestic and foreign—to positive returns. In contrast, the U.S. Treasury market suffered negative returns.

But trends reversed during the final two months of the reporting period. Several U.S. growth indicators slowed, and Europe’s sovereign debt crisis turned for the worse. Spain’s banking sector deteriorated, and Greece’s failure to form a coalition government after elections in May led to concerns that the country might leave the eurozone. Investor preferences generally shifted from stocks to safe-haven assets, particularly U.S. Treasuries.

As a result, investment returns for the four months were mixed. The biggest gainers included long-maturity U.S. government and municipal bonds, and high-yield bonds. The biggest decliners included commodities and international stocks, particularly European stocks. Between those extremes were small gains for broad U.S. indices—the S&P 500 Index advanced 0.65%, while its bond counterpart, the Barclays U.S. Aggregate Bond Index, advanced 1.44%.

In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach. We appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2012
	Ticker Symbol	Since Inception(1)	Inception Date
Investor Class(2)	AGAVX	-3.00%	1/31/12
Blended index(3)	—	-3.06%	—
MSCI All Country World Investable Market Index	—	-4.83%	—
Barclays Global Aggregate Bond Index	—	-0.65%	—
Institutional Class(2)	AGANX	-3.00%	1/31/12
A Class(2) No sales charge* With sales charge*	AGAEX	-3.10% -8.67%	1/31/12
C Class(2) No sales charge* With sales charge*	AGAGX	-3.40% -4.37%	1/31/12
R Class(2)	AGAFX	-3.20%	1/31/12

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)
The blended index combines two widely known indices. The MSCI All Country World Investable Market Index represents 60% of the blended index and the remaining 40% is represented by the Barclays Global Aggregate Bond Index.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
2.25%	2.05%	2.50%	3.25%	2.75%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. Commodity investing involves special risks, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters and interest rate risk.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

MAY 31, 2012
Types of Investments in Portfolio	% of net assets
International Equity Funds	37.4%
Domestic Equity Funds	17.8%
Domestic Fixed Income Funds	14.7%
International Fixed Income Funds	13.3%
Commodity Exchange-Traded Funds	11.5%
Cash and Equivalents*	5.3%

*	Amount relates primarily to repurchase agreements maturing after period end.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying funds, the fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period(1) 12/1/11 – 5/31/12	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 12/1/11 – 5/31/12	Effective Annualized Expense Ratio(2)
Actual
Investor Class (after waiver)	$1,000	$970.00(3)	$1.12(4)	0.34%	$3.81(4)	1.16%
Investor Class (before waiver)	$1,000	$970.00(3)(5)	$4.50(4)	1.37%	$7.19(4)	2.19%
Institutional Class (after waiver)	$1,000	$970.00(3)	$0.46(4)	0.14%	$3.15(4)	0.96%
Institutional Class (before waiver)	$1,000	$970.00(3)(5)	$3.84(4)	1.17%	$6.53(4)	1.99%
A Class (after waiver)	$1,000	$969.00(3)	$1.94(4)	0.59%	$4.63(4)	1.41%
A Class (before waiver)	$1,000	$969.00(3)(5)	$5.32(4)	1.62%	$8.01(4)	2.44%
C Class (after waiver)	$1,000	$966.00(3)	$4.39(4)	1.34%	$7.08(4)	2.16%
C Class (before waiver)	$1,000	$966.00(3)(5)	$7.77(4)	2.37%	$10.45(4)	3.19%
R Class (after waiver)	$1,000	$968.00(3)	$2.76(4)	0.84%	$5.44(4)	1.66%
R Class (before waiver)	$1,000	$968.00(3)(5)	$6.13(4)	1.87%	$8.82(4)	2.69%
Hypothetical
Investor Class (after waiver)	$1,000	$1,023.30(6)	$1.72(6)	0.34%	$5.86(6)	1.16%
Investor Class (before waiver)	$1,000	$1,018.15(6)	$6.91(6)	1.37%	$11.06(6)	2.19%
Institutional Class (after waiver)	$1,000	$1,024.30(6)	$0.71(6)	0.14%	$4.84(6)	0.96%
Institutional Class (before waiver)	$1,000	$1,019.15(6)	$5.91(6)	1.17%	$10.02(6)	1.99%
A Class (after waiver)	$1,000	$1,022.05(6)	$2.98(6)	0.59%	$7.10(6)	1.41%
A Class (before waiver)	$1,000	$1,016.90(6)	$8.17(6)	1.62%	$12.28(6)	2.44%
C Class (after waiver)	$1,000	$1,018.30(6)	$6.76(6)	1.34%	$10.83(6)	2.16%
C Class (before waiver)	$1,000	$1,013.15(6)	$11.93(6)	2.37%	$16.00(6)	3.19%
R Class (after waiver)	$1,000	$1,020.80(6)	$4.24(6)	0.84%	$8.35(6)	1.66%
R Class (before waiver)	$1,000	$1,015.65(6)	$9.42(6)	1.87%	$13.53(6)	2.69%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Ending account value based on actual return from January 31, 2012 (fund inception) through May 31, 2012.

(4)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 122, the number of days in the period from January 31, 2012 (fund inception) through May 31, 2012, divided by 366 to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

(6)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

7

Schedule of Investments

MAY 31, 2012 (UNAUDITED)

	Shares	Value
Mutual Funds(1) — 83.2%
INTERNATIONAL EQUITY FUNDS — 37.4%
Emerging Markets Fund Institutional Class	45,012	$335,793
Global Gold Fund Institutional Class	7,474	125,259
Global Real Estate Fund Institutional Class	83,858	789,105
International Growth Fund Institutional Class	116,159	1,102,352
		2,352,509
DOMESTIC EQUITY FUNDS — 17.8%
Core Equity Plus Fund Institutional Class	37,321	387,014
Heritage Fund Institutional Class(2)	3,735	82,322
Large Company Value Fund Institutional Class	36,952	209,146
Mid Cap Value Fund Institutional Class	6,619	79,822
Select Fund Institutional Class	5,067	210,313
Small Company Fund Institutional Class	19,490	154,553
		1,123,170
DOMESTIC FIXED INCOME FUNDS — 14.7%
Diversified Bond Fund Institutional Class	41,594	464,603
High-Yield Fund Institutional Class	77,803	460,594
		925,197
INTERNATIONAL FIXED INCOME FUNDS — 13.3%
International Bond Fund Institutional Class	58,377	838,870
TOTAL MUTUAL FUNDS (Cost $5,401,230)		5,239,746
Exchange-Traded Funds — 11.5%
COMMODITY — 11.5%
iShares S&P GSCI Commodity Indexed Trust(2)	14,203	429,357
PowerShares DB Agriculture Fund(2)	5,755	150,091
SPDR Gold Shares(2)	478	72,474
Sprott Physical Gold Trust(2)	5,438	72,434
TOTAL EXCHANGE-TRADED FUNDS (Cost $810,965)		724,356

Principal Amount		Value
Temporary Cash Investments — 13.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% – 2.625%, 9/15/14 – 12/31/14, valued at $247,874) in a joint trading account at 0.16%, dated 5/31/12, due 6/1/12 (Delivery value $242,887)		$242,886
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 4/15/36, valued at $249,038) in a joint trading account at 0.13%, dated 5/31/12, due 6/1/12 (Delivery value $242,887)		242,886
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/19, valued at $170,853) in a joint trading account at 0.10%, dated 5/31/12, due 6/1/12 (Delivery value $167,225)		167,224
U.S. Treasury Bills, 0.09%, 8/9/12(3)	$175,000	174,970
TOTAL TEMPORARY CASH INVESTMENTS (Cost $827,966)		827,966
TOTAL INVESTMENT SECURITIES — 107.9% (Cost $7,040,161)		6,792,068
OTHER ASSETS AND LIABILITIES — (7.9)%		(495,365)
TOTAL NET ASSETS — 100.0%		$6,296,703

8

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
9,400	CHF for EUR	UBS AG	7/27/12	$9,687	$(359)
1,000	AUD for USD	Westpac Group	7/27/12	970	(57)
11,100	CAD for USD	Barclays Bank plc	7/27/12	10,734	(487)
499,997	KRW for USD	HSBC Holdings plc	7/27/12	422	(15)
33,000	NOK for USD	Deutsche Bank	7/27/12	5,386	(345)
1,700	NZD for USD	Westpac Group	7/27/12	1,277	(112)
44,900	SEK for USD	Barclays Bank plc	7/27/12	6,168	(453)
400	SGD for USD	HSBC Holdings plc	7/27/12	310	(10)
20,000	TWD for USD	HSBC Holdings plc	7/27/12	670	(10)
				$35,624	$(1,848)
(Value on Settlement Date $37,472)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
7,831	EUR for CHF	UBS AG	7/27/12	$9,686	$360
5,000	CHF for USD	UBS AG	7/27/12	5,153	308
3,400	EUR for USD	Barclays Bank plc	7/27/12	4,206	259
2,200	GBP for USD	Deutsche Bank	7/27/12	3,390	113
1,034,100	JPY for USD	Barclays Bank plc	7/27/12	13,204	(380)
				$35,639	$660
(Value on Settlement Date $36,299)

Notes to Schedule of Investments

AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
DB = Deutsche Bank
EUR = Euro
GBP = British Pound
GSCI = Goldman Sachs Commodities Index
JPY = Japanese Yen
KRW = Korea Won
NOK = Norwegian Krone
NZD = New Zealand Dollar
SEK = Swedish Krona
SGD = Singapore Dollar
SPDR = Standard & Poor’s Depositary Receipts
TWD = Taiwanese Dollar
USD = United States Dollar

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2012 (UNAUDITED)
Assets
Investment securities – affiliated, at value (cost of $5,401,230)	$5,239,746
Investment securities – unaffiliated, at value (cost of $1,638,931)	1,552,322
Total investment securities, at value (cost of $7,040,161)	6,792,068
Unrealized gain on forward foreign currency exchange contracts	1,040
Dividends and interest receivable	3,786
6,796,894

Liabilities
Disbursements in excess of demand deposit cash	491,744
Payable for investments purchased	3,779
Unrealized loss on forward foreign currency exchange contracts	2,228
Accrued management fees	1,558
Distribution and service fees payable	882
500,191

Net Assets	$6,296,703

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,524,420
Undistributed net investment income	15,674
Undistributed net realized gain	5,888
Net unrealized depreciation	(249,279)
$6,296,703

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$2,797,004	288,425	$9.70
Institutional Class, $0.01 Par Value	$1,369,753	141,164	$9.70
A Class, $0.01 Par Value	$1,162,662	120,000	$9.69*
C Class, $0.01 Par Value	$483,242	50,000	$9.66
R Class, $0.01 Par Value	$484,042	50,000	$9.68
*Maximum offering price $10.28 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE PERIOD ENDED MAY 31, 2012 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (including $25,311 from affiliates)	$25,311
Interest	96
25,407

Expenses:
Management fees	27,823
Distribution and service fees:
A Class	1,009
C Class	1,680
R Class	841
Directors’ fees and expenses	77
31,430
Fees waived	(21,697)
9,733

Net investment income (loss)	15,674

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $(2,613) from affiliates)	5,260
Foreign currency transactions	628
5,888

Change in net unrealized appreciation (depreciation) on:
Investments	(248,093)
Translation of assets and liabilities in foreign currencies	(1,186)
(249,279)

Net realized and unrealized gain (loss)	(243,391)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(227,717)

(1)	January 31, 2012 (fund inception) through May 31, 2012.

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

PERIOD ENDED MAY 31, 2012 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,674
Net realized gain (loss)	5,888
Change in net unrealized appreciation (depreciation)	(249,279)
Net increase (decrease) in net assets resulting from operations	(227,717)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	6,524,420

Net increase (decrease) in net assets	6,296,703

Net Assets
End of period	$6,296,703

Undistributed net investment income	$15,674

(1)	January 31, 2012 (fund inception) through May 31, 2012.

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2012 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Allocation Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in other American Century funds (affiliated funds), unaffiliated funds such as exchange-traded funds (ETFs), securities and other financial instruments in such varying combinations as permitted under the 1940 Act or any regulations or exemptive relief thereunder. The fund may invest up to 100% of its assets in affiliated and unaffiliated funds (underlying funds). The fund is diversified as defined under the 1940 Act. The fund will assume the risks associated with the underlying funds. The fund’s investment objective is to seek total return (capital appreciation plus dividend and interest income). The fund pursues its objective by using an asset allocation strategy that diversifies investments directly or indirectly among a broad range of global asset classes, including equity securities, debt securities, commodity-related investments and real estate-related investments. The fund also may invest in other alternative asset classes, such as currencies or volatility.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. All classes of the fund commenced sale on January 31, 2012, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

13

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from investments in the underlying funds are recorded on the ex-dividend date as dividend income. Long-term capital gain distributions, if any, from the underlying funds are a component of realized gain (loss). Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Expenses — The expenses included in the accompanying financial statements reflect the expenses of the fund and do not include any expenses associated with the underlying funds.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Commodity Exchange-Traded Funds — The fund may invest in exchange-traded funds of underlying commodities (Commodity ETFs). Commodity ETFs are a type of index fund bought and sold on a securities exchange. A Commodity ETF trades like common stock and represents a portfolio designed to track the performance of a particular index of a physical commodity or group of physical commodities. The fund may purchase a Commodity ETF to gain exposure to the underlying physical commodities. The risks of owning a Commodity ETF generally reflect the risks of owning the underlying commodities they are designed to track, although a lack of liquidity on a Commodity ETF could result in it being more volatile. Commodities markets have historically been extremely volatile. Additionally, Commodity ETFs have fees and expenses that reduce their value.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

14

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the fund remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.36% for the Investor Class, A Class, C Class and R Class and 1.16% for the Institutional Class. However, the advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. Effective January 31, 2012 (fund inception), the investment advisor also agreed to waive an additional 0.31% of the fund’s management fee. This waiver will continue until at least January 31, 2013 and may be terminated by the investment advisor at any time thereafter. The total amount of the waivers will not exceed the fund’s management fee. The total amount of the waiver for each class for the period ended May 31, 2012 was $9,269, $4,139, $4,842, $1,723 and $1,724 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee after waiver for each class for the period ended May 31, 2012 was 0.33% for the Investor Class, A Class, C Class and R Class and 0.13% for the Institutional Class.

15

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2012 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. ACIM owns 77% of the outstanding shares of the fund. ACIM does not invest in the fund for the purpose of exercising management or control. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the affiliated funds. ACIM serves as the investment advisor for the affiliated funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period January 31, 2012 (fund inception) through May 31, 2012 were $7,116,408 and $909,472, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Period ended May 31, 2012(1)
	Shares	Amount
Investor Class/Shares Authorized	200,000,000
Sold	311,305	$3,147,424
Redeemed	(22,880)	(234,980)
	288,425	2,912,444
Institutional Class/Shares Authorized	50,000,000
Sold	141,164	1,411,976
A Class/Shares Authorized	50,000,000
Sold	120,000	1,200,000
C Class/Shares Authorized	50,000,000
Sold	50,000	500,000
R Class/Shares Authorized	50,000,000
Sold	50,000	500,000
Net increase (decrease)	649,589	$6,524,420

(1)	January 31, 2012 (fund inception) through May 31, 2012.

16

6. Affiliated Company Transactions

Investments that are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each affiliated fund for the period January 31, 2012 (fund inception) through May 31, 2012 follows:

	January 31, 2012					May 31, 2012
Affiliated Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income(1)	Share Balance	Market Value
Emerging Markets Fund Institutional Class	—	$370,126	$11,268	$(96)	$643	45,012	$335,793
Global Gold Fund Institutional Class	—	167,933	6,156	(1,092)	—	7,474	125,259
Global Real Estate Fund Institutional Class	—	1,406,316	624,404	140	—	83,858	789,105
International Growth Fund Institutional Class	—	1,218,582	37,564	(734)	9,094	116,159	1,102,352
Core Equity Plus Fund Institutional Class	—	403,073	12,417	(230)	—	37,321	387,014
Heritage Fund Institutional Class(2)	—	83,951	2,526	(10)	—	3,735	82,322
Large Company Value Fund Institutional Class	—	219,049	6,681	(98)	736	36,952	209,146
Mid Cap Value Fund Institutional Class	—	83,988	2,553	(37)	37	6,619	79,822
Select Fund Institutional Class	—	218,272	6,639	(97)	—	5,067	210,313
Small Company Fund Institutional Class	—	171,460	4,773	(127)	89	19,490	154,553
Diversified Bond Fund Institutional Class	—	474,848	14,281	(7)	4,541	41,594	464,603
High-Yield Fund Institutional Class	—	480,479	14,363	(83)	10,171	77,803	460,594
International Bond Fund Institutional Class	—	873,509	26,731	(142)	—	58,377	838,870
		$6,171,586	$770,356	$(2,613)	$25,311		$5,239,746

(1)	Dividend income includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

7. Investments in Underlying Funds

The fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of the underlying funds’ net assets.

17

8. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Mutual Funds	$5,239,746	—	—
Exchange-Traded Funds	724,356	—	—
Temporary Cash Investments	—	$827,966	—
Total Value of Investment Securities	$5,964,102	$827,966	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(1,188)	—

9. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

18

The value of foreign currency risk derivative instruments as of May 31, 2012, is disclosed on the Statement of Assets and Liabilities as an asset of $1,040 in unrealized gain on forward foreign currency exchange contracts and a liability of $2,228 in unrealized loss on forward foreign currency exchange contracts. For the period ended May 31, 2012, the effect of foreign currency risk derivative instruments on the Statement of Operations was $628 in net realized gain (loss) on foreign currency transactions and $(1,188) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

10. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

There are certain risks involved with investing in forward foreign currency exchange contracts. Changes in the value of foreign currencies against the U.S. dollar could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar. Changes in exchange rates may increase losses and lower gains from the fund’s investments. The overall impact on the fund may be significant depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar. Currency trends are unpredictable and exchange rates in foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

The fund’s commodity-related investments may be subject to greater volatility than investments in traditional securities. The value of the fund’s commodity-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity-related indices. The value of these investments may also be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

19

11. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,043,842
Gross tax appreciation of investments	$11,964
Gross tax depreciation of investments	(263,738)
Net tax appreciation (depreciation) of investments	$(251,774)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

20

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:					Ratio to Average Net Assets of:
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(4)	$10.00	0.03	(0.33)	(0.30)	$9.70	(3.00)%	0.34%(5)	1.37%(5)	0.85%(5)	(0.18)%(5)	15%	$2,797
Institutional Class
2012(4)	$10.00	0.04	(0.34)	(0.30)	$9.70	(3.00)%	0.14%(5)	1.17%(5)	1.05%(5)	0.02%(5)	15%	$1,370
A Class
2012(4)	$10.00	0.02	(0.33)	(0.31)	$9.69	(3.10)%	0.59%(5)	1.62%(5)	0.60%(5)	(0.43)%(5)	15%	$1,163
C Class
2012(4)	$10.00	—(6)	(0.34)	(0.34)	$9.66	(3.40)%	1.34%(5)	2.37%(5)	(0.15)%(5)	(1.18)%(5)	15%	$483
R Class
2012(4)	$10.00	0.01	(0.33)	(0.32)	$9.68	(3.20)%	0.84%(5)	1.87%(5)	0.35%(5)	(0.68)%(5)	15%	$484

21

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	January 31, 2012 (fund inception) through May 31, 2012 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

22

Approval of Management Agreement

At a meeting held on June 9, 2011, the Fund’s Board of Directors unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors (the “Directors”) each year and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated in advance of the meeting and the discussions held at the meeting detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor would provide to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies.

23

When considering the approval of the management agreement for the Fund, the Board considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the Fund.

In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Director attributed different weights to various factors. However, based on their evaluation of all material factors and assisted by the advice of independent legal counsel, the Directors, concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be performed and should be approved.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Strategic Asset Allocations, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75492   1207

SEMIANNUAL REPORT            |          MAY 31, 2012

Strategic Allocation: Conservative Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	40
Statement of Operations	41
Statement of Changes in Net Assets	42
Notes to Financial Statements	43
Financial Highlights	50
Additional Information	53

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated November 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

The six-month period covered by this report began in late 2011 on a relatively strong note, with market values, yields, and investor activity reflecting optimism for 2012. Concerns about the European sovereign debt crisis had eased somewhat. Renewed optimism (similar to early in the first quarter of 2011) inspired investors to generally favor stocks over bonds, and higher-yielding investments over lower-yielding.

This risk-tolerant attitude prevailed through March 2012, but broke down in April and May. During the first four months, investor optimism helped push equities—both domestic and foreign—to double-digit returns. In contrast, the U.S. Treasury market suffered negative returns.

But trends reversed during the final two months of the reporting period. Several U.S. growth indicators slowed, and Europe’s sovereign debt crisis turned for the worse. Spain’s banking sector deteriorated, and Greece’s failure to form a coalition government after elections in May led to concerns that the country might leave the eurozone. Investor preferences generally shifted from stocks to safe-haven assets, particularly U.S. Treasuries.

As a result, investment returns for the six months were mixed. The biggest gainers included long-maturity U.S. government and municipal bonds, and high-yield bonds. The biggest decliners included commodities and international stocks, particularly European stocks. Between those extremes were middling returns for broad U.S. indices—the S&P 500 Index advanced 6.23%, while its bond counterpart, the Barclays U.S. Aggregate Bond Index, advanced 3.46%.

In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWSCX	3.92%	1.65%	2.98%	4.92%	5.85%	2/15/96
S&P 500 Index	—	6.23%	-0.41%	-0.92%	4.14%	6.41%(2)	—
Barclays U.S. Aggregate Bond Index	—	3.46%	7.12%	6.72%	5.72%	6.28%(2)	—
Barclays U.S. 1–3 Month Treasury Bill Index	—	0.03%	0.04%	0.95%	1.78%	2.96%(2)	—
Institutional Class	ACCIX	4.20%	2.03%	3.22%	5.15%	4.79%	8/1/00
A Class(3) No sales charge* With sales charge*	ACCAX	3.80% -2.14%	1.41% -4.38%	2.73% 1.52%	4.66% 4.04%	5.61% 5.21%	10/2/96
B Class No sales charge* With sales charge*	ACVBX	3.48% -1.52%	0.71% -3.29%	1.97% 1.78%	— —	3.91% 3.91%	9/30/04
C Class No sales charge* With sales charge*	AACCX	3.48% 2.48%	0.71% 0.71%	1.97% 1.97%	— —	3.90% 3.90%	9/30/04
R Class	AACRX	3.86%	1.34%	2.50%	—	4.17%	3/31/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 2/29/96, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.01%	0.81%	1.26%	2.01%	2.01%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

MAY 31, 2012
Top Ten Equity Holdings	% of net assets
Apple, Inc.	0.7%
Chevron Corp.	0.7%
Exxon Mobil Corp.	0.7%
Pfizer, Inc.	0.5%
Johnson & Johnson	0.5%
General Electric Co.	0.5%
Wells Fargo & Co.	0.5%
JPMorgan Chase & Co.	0.5%
AT&T, Inc.	0.4%
Microsoft Corp.	0.4%

Geographic Composition of Equity Holdings	% of net assets
United States	35.5%
United Kingdom	1.2%
Switzerland	0.9%
Japan	0.9%
Other Countries	4.8%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.7 years
Average Duration (effective)	4.8 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	35.4%
Foreign Common Stocks	7.8%
U.S. Treasury Securities	18.7%
U.S. Government Agency Mortgage-Backed Securities	10.1%
Corporate Bonds	8.7%
Sovereign Governments and Agencies	6.8%
Commercial Paper	3.8%
Municipal Securities	3.2%
U.S. Government Agency Securities	1.7%
Commercial Mortgage-Backed Securities	1.3%
Collateralized Mortgage Obligations	0.2%
Exchange-Traded Funds	0.1%
Convertible Preferred Stocks	—*
Rights	—*
Preferred Stocks	—*
Temporary Cash Investments	2.4%
Other Assets and Liabilities	(0.2)%
*Category is less than 0.05% of total net assets.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee.  If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period(1) 12/1/11 – 5/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,039.20	$5.10	1.00%
Institutional Class	$1,000	$1,042.00	$4.08	0.80%
A Class	$1,000	$1,038.00	$6.37	1.25%
B Class	$1,000	$1,034.80	$10.17	2.00%
C Class	$1,000	$1,034.80	$10.17	2.00%
R Class	$1,000	$1,038.60	$7.64	1.50%
Hypothetical
Investor Class	$1,000	$1,020.00	$5.05	1.00%
Institutional Class	$1,000	$1,021.00	$4.04	0.80%
A Class	$1,000	$1,018.75	$6.31	1.25%
B Class	$1,000	$1,015.00	$10.07	2.00%
C Class	$1,000	$1,015.00	$10.07	2.00%
R Class	$1,000	$1,017.50	$7.57	1.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value
Common Stocks — 43.2%
AEROSPACE AND DEFENSE — 1.1%
AAR Corp.	477	$5,748
Aerovironment, Inc.(1)	306	6,818
Alliant Techsystems, Inc.	77	3,769
American Science & Engineering, Inc.	942	45,640
Astronics Corp.(1)	155	3,956
BE Aerospace, Inc.(1)	8,300	359,556
Ceradyne, Inc.	88	2,217
Curtiss-Wright Corp.	535	16,259
European Aeronautic Defence and Space Co. NV	12,175	407,522
Exelis, Inc.	13,400	134,000
General Dynamics Corp.	4,755	304,367
Hexcel Corp.(1)	3,361	81,941
Honeywell International, Inc.	11,942	664,692
L-3 Communications Holdings, Inc.	4,713	321,379
Moog, Inc., Class A(1)	251	9,543
National Presto Industries, Inc.	178	11,937
Northrop Grumman Corp.	14,983	880,251
Orbital Sciences Corp.(1)	475	5,315
Precision Castparts Corp.	1,500	249,315
Raytheon Co.	10,229	514,723
Spirit Aerosystems Holdings, Inc. Class A(1)	7,900	182,253
Teledyne Technologies, Inc.(1)	155	9,235
Textron, Inc.	5,481	129,516
TransDigm Group, Inc.(1)	3,600	442,800
Triumph Group, Inc.	1,299	77,732
United Technologies Corp.	14,035	1,040,134
Zodiac Aerospace	4,500	438,630
		6,349,248
AIR FREIGHT AND LOGISTICS — 0.2%
FedEx Corp.	5,129	457,199
United Parcel Service, Inc., Class B	13,186	988,159
UTi Worldwide, Inc.	425	6,647
		1,452,005
AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	478	16,395
JetBlue Airways Corp.(1)	1,347	7,045
Southwest Airlines Co.	93,399	843,393
		866,833
AUTO COMPONENTS — 0.2%
American Axle & Manufacturing Holdings, Inc.(1)	5,530	51,208
Autoliv, Inc.	3,084	178,286
BorgWarner, Inc.(1)	7,101	509,497
Cooper Tire & Rubber Co.	590	9,133
Dana Holding Corp.	1,553	20,686
Delphi Automotive plc(1)	3,700	107,411
Lear Corp.	224	8,926
Pirelli & C SpA	26,890	266,494
Standard Motor Products, Inc.	684	9,241
Tenneco, Inc.(1)	232	6,299
		1,167,181
AUTOMOBILES — 0.3%
Bayerische Motoren Werke AG	3,653	275,985
Ford Motor Co.	61,880	653,453
Harley-Davidson, Inc.	4,142	199,562
Toyota Motor Corp.	14,800	574,170
		1,703,170
BEVERAGES — 0.8%
Anheuser-Busch InBev NV	6,840	463,057
Beam, Inc.	3,385	204,996
Boston Beer Co., Inc., Class A(1)	134	14,050
Brown-Forman Corp., Class B	888	77,416
Coca-Cola Co. (The)	13,565	1,013,712
Coca-Cola Enterprises, Inc.	1,502	41,095
Constellation Brands, Inc., Class A(1)	15,472	298,455
Dr Pepper Snapple Group, Inc.	13,658	563,529
Monster Beverage Corp.(1)	6,381	463,261
PepsiCo, Inc.	16,892	1,146,122
Pernod-Ricard SA	3,636	355,177
Primo Water Corp.(1)	2,031	2,518
		4,643,388

8

Shares/ Principal Amount	Value
BIOTECHNOLOGY — 0.7%
Achillion Pharmaceuticals, Inc.(1)	526	$3,777
Acorda Therapeutics, Inc.(1)	359	7,894
Alexion Pharmaceuticals, Inc.(1)	5,620	509,003
Alkermes plc(1)	819	12,793
Amgen, Inc.	20,763	1,443,444
ARIAD Pharmaceuticals, Inc.(1)	1,286	21,309
Biogen Idec, Inc.(1)	1,477	193,118
Cepheid, Inc.(1)	5,205	196,905
Cubist Pharmaceuticals, Inc.(1)	517	20,742
Exelixis, Inc.(1)	1,310	6,065
Gilead Sciences, Inc.(1)	8,383	418,731
Grifols SA(1)	21,715	492,574
Halozyme Therapeutics, Inc.(1)	755	5,768
ImmunoGen, Inc.(1)	492	6,893
Incyte Corp. Ltd.(1)	731	15,577
InterMune, Inc.(1)	295	3,077
Ironwood Pharmaceuticals, Inc.(1)	492	5,865
Isis Pharmaceuticals, Inc.(1)	900	8,901
Medivation, Inc.(1)	717	60,393
Momenta Pharmaceuticals, Inc.(1)	399	5,502
NPS Pharmaceuticals, Inc.(1)	785	6,194
Onyx Pharmaceuticals, Inc.(1)	533	24,401
PDL BioPharma, Inc.	1,060	6,879
Regeneron Pharmaceuticals, Inc.(1)	900	122,085
Seattle Genetics, Inc.(1)	813	15,837
Theravance, Inc.(1)	501	10,366
United Therapeutics Corp.(1)	5,820	257,477
		3,881,570
BUILDING PRODUCTS†
Apogee Enterprises, Inc.	1,477	21,830
Builders FirstSource, Inc.(1)	5,640	22,335
Fortune Brands Home & Security, Inc.(1)	6,800	153,816
Simpson Manufacturing Co., Inc.	161	4,474
		202,455
CAPITAL MARKETS — 0.9%
Affiliated Managers Group, Inc.(1)	1,900	195,833
Ameriprise Financial, Inc.	12,180	583,666
Apollo Investment Corp.	2,657	19,768
Ares Capital Corp.	630	9,507
Artio Global Investors, Inc.	446	1,360
Bank of New York Mellon Corp. (The)	20,820	423,895
BlackRock Kelso Capital Corp.	501	4,709
BlackRock, Inc.	4,613	787,900
Charles Schwab Corp. (The)	30,492	379,930
Fifth Street Finance Corp.	667	6,343
Franklin Resources, Inc.	712	76,035
Goldman Sachs Group, Inc. (The)	6,630	634,491
Hercules Technology Growth Capital, Inc.	877	9,261
HFF, Inc., Class A(1)	1,293	16,912
Janus Capital Group, Inc.	2,799	20,433
Jefferies Group, Inc.	5,200	69,472
KKR & Co. LP	12,200	143,350
Knight Capital Group, Inc., Class A(1)	514	6,461
MCG Capital Corp.	392	1,729
Morgan Stanley	12,660	169,138
Northern Trust Corp.	22,497	971,421
PennantPark Investment Corp.	1,818	17,726
Prospect Capital Corp.	609	6,559
State Street Corp.	3,544	146,048
Triangle Capital Corp.	907	18,448
UBS AG(1)	28,207	317,977
Waddell & Reed Financial, Inc.	458	13,149
WisdomTree Investments, Inc.(1)	853	5,698
		5,057,219
CHEMICALS — 0.9%
Air Liquide SA	2,064	223,236
Airgas, Inc.	4,000	347,240
Albemarle Corp.	3,800	230,660
BASF SE	4,518	314,967

9

Shares/ Principal Amount	Value
Celanese Corp.	2,300	$91,563
CF Industries Holdings, Inc.	2,557	437,145
Christian Hansen Holding A/S	10,546	293,763
E.I. du Pont de Nemours & Co.	11,961	577,238
Eastman Chemical Co.	2,300	107,088
Ferro Corp.(1)	539	2,393
Flotek Industries, Inc.(1)	1,620	17,253
FMC Corp.	4,200	214,074
Georgia Gulf Corp.(1)	185	5,506
H.B. Fuller Co.	988	30,035
Hawkins, Inc.	398	13,138
Innophos Holdings, Inc.	304	15,346
Intrepid Potash, Inc.(1)	856	16,803
Koppers Holdings, Inc.	213	7,478
Kraton Performance Polymers, Inc.(1)	296	5,657
LyondellBasell Industries NV, Class A	8,504	335,568
Minerals Technologies, Inc.	3,974	251,435
Monsanto Co.	9,400	725,680
Olin Corp.	7,788	149,296
OM Group, Inc.(1)	367	6,683
PPG Industries, Inc.	2,298	237,705
Rockwood Holdings, Inc.(1)	4,366	211,314
Sensient Technologies Corp.	192	7,012
Syngenta AG	1,150	368,199
TPC Group, Inc.(1)	399	12,604
Tredegar Corp.	669	9,065
		5,265,144
COMMERCIAL BANKS — 2.1%
American National Bankshares, Inc.	696	15,166
Banco Bilbao Vizcaya Argentaria SA	34,412	195,817
Banco Latinoamericano de Comercio Exterior SA E Shares	766	14,937
Bancorp, Inc.(1)	798	7,254
BancorpSouth, Inc.	1,286	17,348
Bank of Montreal	6,206	331,276
Bank of Nova Scotia	4,620	236,938
BB&T Corp.	4,307	130,158
BNP Paribas SA	6,955	221,231
BOK Financial Corp.	292	16,279
Boston Private Financial Holdings, Inc.	2,224	20,061
Cathay General Bancorp.	1,169	19,382
City National Corp.	2,757	136,968
Columbia Banking System, Inc.	437	7,918
Comerica, Inc.	18,827	572,717
Commerce Bancshares, Inc.	13,107	507,765
Commonwealth Bank of Australia	9,517	457,963
Community Bank System, Inc.	710	18,893
Cullen/Frost Bankers, Inc.	3,715	211,346
CVB Financial Corp.	700	7,623
DBS Group Holdings Ltd.	31,000	318,035
DNB ASA	21,062	189,785
East West Bancorp., Inc.	5,371	120,257
F.N.B. Corp.	1,484	15,760
First Financial Bancorp	643	9,877
First Horizon National Corp.	5,256	44,571
First Interstate Bancsystem, Inc.	730	10,184
First Midwest Bancorp., Inc.	900	9,081
First Republic Bank(1)	195	6,123
FirstMerit Corp.	883	14,040
Fulton Financial Corp.	3,266	33,085
Heritage Financial Corp.	1,239	17,160
Home Bancshares, Inc.	971	27,314
HSBC Holdings plc	71,487	564,137
Lakeland Financial Corp.	593	15,234
Lloyds Banking Group plc(1)	407,419	159,365
MB Financial, Inc.	478	9,708
National Bankshares, Inc.	481	13,949
Old National Bancorp.	855	9,909
Pacific Continental Corp.	1,093	9,837
Park Sterling Corp.(1)	2,509	11,165
Pinnacle Financial Partners, Inc.(1)	735	12,539
PNC Financial Services Group, Inc.	19,550	1,200,761
Signature Bank(1)	262	16,089
Standard Chartered plc	18,752	378,309
Sumitomo Mitsui Financial Group, Inc.	9,000	262,902

10

Shares/ Principal Amount	Value
SunTrust Banks, Inc.	8,791	$201,490
Susquehanna Bancshares, Inc.	1,632	15,716
Swedbank AB A Shares	23,910	339,667
TCF Financial Corp.	2,962	34,922
Texas Capital Bancshares, Inc.(1)	856	33,196
Trico Bancshares	906	13,907
Trustmark Corp.	766	18,706
U.S. Bancorp	53,036	1,649,950
UMB Financial Corp.	327	15,948
Umpqua Holdings Corp.	816	10,469
United Bankshares, Inc.	331	8,480
Washington Banking Co.	667	9,051
Webster Financial Corp.	331	6,709
Wells Fargo & Co.	88,033	2,821,458
Westamerica Bancorp.	6,551	292,895
Wintrust Financial Corp.	263	8,945
		12,107,725
COMMERCIAL SERVICES AND SUPPLIES — 0.4%
ABM Industries, Inc.	314	6,741
Aggreko plc	9,010	305,219
Avery Dennison Corp.	7,380	214,832
Brink’s Co. (The)	381	8,675
Clean Harbors, Inc.(1)	3,800	235,866
Deluxe Corp.	1,016	23,490
G&K Services, Inc., Class A	767	22,381
Metalico, Inc.(1)	2,913	7,370
Republic Services, Inc.	48,437	1,276,799
Stericycle, Inc.(1)	2,800	244,328
SYKES Enterprises, Inc.(1)	1,216	18,301
Team, Inc.(1)	101	2,695
US Ecology, Inc.	542	9,328
Waste Management, Inc.	5,768	187,114
		2,563,139
COMMUNICATIONS EQUIPMENT — 0.5%
Aruba Networks, Inc.(1)	501	6,583
Bel Fuse, Inc., Class B	944	15,368
Cisco Systems, Inc.	101,204	1,652,661
Emulex Corp.(1)	616	4,140
F5 Networks, Inc.(1)	1,993	206,236
Harris Corp.	2,912	115,839
InterDigital, Inc.	233	5,753
Motorola Solutions, Inc.	6,302	303,000
Netgear, Inc.(1)	683	21,439
Oplink Communications, Inc.(1)	578	7,410
Plantronics, Inc.	212	6,379
Polycom, Inc.(1)	787	9,003
Procera Networks, Inc.(1)	1,231	25,728
QUALCOMM, Inc.	8,179	468,739
Research In Motion Ltd.(1)	2,122	21,920
Sycamore Networks, Inc.(1)	876	11,616
Tellabs, Inc.	2,010	7,357
Tessco Technologies, Inc.	344	6,591
		2,895,762
COMPUTERS AND PERIPHERALS — 1.2%
Apple, Inc.(1)	7,094	4,098,417
Datalink Corp.(1)	693	6,875
Dell, Inc.(1)	23,553	290,409
Electronics for Imaging, Inc.(1)	881	12,986
EMC Corp.(1)	15,906	379,358
Gemalto NV	3,579	227,954
Hewlett-Packard Co.	32,850	745,038
Lexmark International, Inc., Class A	185	4,627
QLogic Corp.(1)	5,687	77,400
SanDisk Corp.(1)	7,992	261,338
Seagate Technology plc	15,070	353,090
Synaptics, Inc.(1)	209	5,605
Western Digital Corp.(1)	13,190	414,034
		6,877,131
CONSTRUCTION AND ENGINEERING — 0.2%
Chicago Bridge & Iron Co. NV New York Shares	11,745	422,115
Comfort Systems USA, Inc.	193	1,752
Dycom Industries, Inc.(1)	618	12,100
EMCOR Group, Inc.	479	13,101
Granite Construction, Inc.	1,543	35,366
KBR, Inc.	3,600	91,692
Pike Electric Corp.(1)	1,773	12,801
Quanta Services, Inc.(1)	5,300	119,674
URS Corp.	7,735	279,775
		988,376
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	700	22,470
HeidelbergCement AG	6,479	281,036
		303,506

11

Shares/ Principal Amount	Value
CONSUMER FINANCE — 0.2%
American Express Co.	10,761	$600,787
Cash America International, Inc.	5,069	225,469
Discover Financial Services	8,800	291,368
		1,117,624
CONTAINERS AND PACKAGING — 0.1%
Bemis Co., Inc.	16,701	507,042
Rock-Tenn Co., Class A	2,500	128,975
Sonoco Products Co.	166	5,108
		641,125
DISTRIBUTORS†
Core-Mark Holding Co., Inc.	191	8,306
Li & Fung Ltd.	42,000	77,057
		85,363
DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc., Class A(1)	465	14,796
Coinstar, Inc.(1)	5,576	342,534
ITT Educational Services, Inc.(1)	4,889	278,184
Sotheby’s	635	19,368
Steiner Leisure, Ltd.(1)	241	11,045
		665,927
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Bank of America Corp.	120,301	884,213
CBOE Holdings, Inc.	325	8,206
Citigroup, Inc.	40,028	1,061,142
Compass Diversified Holdings	791	10,378
JPMorgan Chase & Co.	80,344	2,663,404
MarketAxess Holdings, Inc.	908	29,319
McGraw-Hill Cos., Inc. (The)	2,800	121,464
ORIX Corp.	4,940	427,427
		5,205,553
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
AT&T, Inc.	74,557	2,547,612
CenturyLink, Inc.	30,804	1,208,133
Premiere Global Services, Inc.(1)	1,802	15,065
Telenor ASA	29,042	424,357
tw telecom, inc.(1)	16,899	391,888
Verizon Communications, Inc.	46,156	1,921,936
		6,508,991
ELECTRIC UTILITIES — 1.0%
American Electric Power Co., Inc.	16,527	636,455
Cleco Corp.	1,354	55,297
El Paso Electric Co.	643	19,734
Empire District Electric Co. (The)	21,040	421,852
Exelon Corp.	7,760	286,965
Great Plains Energy, Inc.	32,194	641,304
IDACORP, Inc.	4,646	182,541
Northeast Utilities	7,414	266,978
NV Energy, Inc.	43,984	760,923
Pinnacle West Capital Corp.	9,020	445,408
PNM Resources, Inc.	846	15,778
Portland General Electric Co.	11,330	284,950
PPL Corp.	13,970	382,359
Unitil Corp.	352	9,367
Westar Energy, Inc.	18,571	531,502
Xcel Energy, Inc.	29,471	825,777
		5,767,190
ELECTRICAL EQUIPMENT — 0.2%
ABB Ltd. ADR(1)	2,445	38,655
Brady Corp., Class A	8,194	224,843
Emerson Electric Co.	4,315	201,813
Encore Wire Corp.	1,115	27,886
Franklin Electric Co., Inc.	300	14,676
II-VI, Inc.(1)	394	7,447
LSI Industries, Inc.	884	5,410
Rockwell Automation, Inc.	1,488	107,895
Schneider Electric SA	5,242	279,168
		907,793
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Audience, Inc.(1)	95	1,683
Badger Meter, Inc.	196	7,078
Benchmark Electronics, Inc.(1)	730	9,884
Brightpoint, Inc.(1)	1,407	6,852
Cognex Corp.	1,061	37,124
Coherent, Inc.(1)	162	7,151
Electro Scientific Industries, Inc.	619	6,828
FARO Technologies, Inc.(1)	200	9,226
Hitachi Ltd.	18,000	103,139
Ingenico	6,476	273,779
Key Tronic Corp.(1)	762	7,384

12

Shares/ Principal Amount	Value
Littelfuse, Inc.	821	$47,240
Methode Electronics, Inc.	1,300	9,763
Molex, Inc., Class A	8,337	164,572
Murata Manufacturing Co. Ltd.	6,100	316,833
OSI Systems, Inc.(1)	427	27,251
Park Electrochemical Corp.	859	20,152
Plexus Corp.(1)	335	9,380
TE Connectivity Ltd.	7,608	239,043
Tech Data Corp.(1)	3,981	189,536
Trimble Navigation Ltd.(1)	6,948	327,703
		1,821,601
ENERGY EQUIPMENT AND SERVICES — 0.8%
Atwood Oceanics, Inc.(1)	2,500	95,525
Baker Hughes, Inc.	12,340	514,948
Bristow Group, Inc.	158	6,328
Cal Dive International, Inc.(1)	7,644	19,645
Core Laboratories NV	2,460	314,634
Helix Energy Solutions Group, Inc.(1)	20,348	348,561
Helmerich & Payne, Inc.	1,772	80,272
Hornbeck Offshore Services, Inc.(1)	2,636	88,016
Mitcham Industries, Inc.(1)	1,486	28,085
National Oilwell Varco, Inc.	9,810	654,818
Oceaneering International, Inc.	7,229	334,124
Oil States International, Inc.(1)	2,400	159,768
Petrofac Ltd.	8,571	204,353
Pioneer Drilling Co.(1)	1,595	11,867
Saipem SpA	12,396	481,289
Schlumberger Ltd.	15,559	984,107
Superior Energy Services, Inc.(1)	739	15,992
Technip SA	4,601	419,346
Tetra Technologies, Inc.(1)	1,637	10,460
Unit Corp.(1)	288	11,460
		4,783,598
FOOD AND STAPLES RETAILING — 0.8%
Andersons, Inc. (The)	960	41,808
Chefs’ Warehouse, Inc. (The)(1)	356	6,782
Costco Wholesale Corp.	2,787	240,769
CVS Caremark Corp.	27,126	1,219,042
Harris Teeter Supermarkets, Inc.	85	3,190
Jeronimo Martins SGPS SA	25,235	448,232
Kroger Co. (The)	22,520	495,665
Lawson, Inc.	3,900	273,239
SUPERVALU, Inc.	1,415	6,396
SYSCO Corp.	7,666	213,958
Village Super Market, Inc., Class A	445	11,125
Wal-Mart Stores, Inc.	11,630	765,487
Weis Markets, Inc.	570	24,875
Whole Foods Market, Inc.	7,256	642,954
		4,393,522
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	14,593	465,225
Bunge Ltd.	5,229	311,125
Campbell Soup Co.	17,625	558,712
ConAgra Foods, Inc.	24,767	622,890
Danone SA	4,870	312,469
Darling International, Inc.(1)	1,691	23,691
Dean Foods Co.(1)	857	13,403
Dole Food Co., Inc.(1)	985	8,747
General Mills, Inc.	7,700	294,756
H.J. Heinz Co.	2,961	157,170
Hershey Co. (The)	2,761	184,600
J&J Snack Foods Corp.	708	38,990
Kellogg Co.	9,643	470,386
Kraft Foods, Inc., Class A	10,780	412,551
McCormick & Co., Inc.	3,100	174,716
Mead Johnson Nutrition Co.	5,494	443,586
Nestle SA	11,920	675,551
Ralcorp Holdings, Inc.(1)	10,717	681,065
Snyders-Lance, Inc.	527	13,591
Tyson Foods, Inc., Class A	16,895	327,256
		6,190,480
GAS UTILITIES — 0.1%
AGL Resources, Inc.	13,501	506,017
Atmos Energy Corp.	631	20,911
Chesapeake Utilities Corp.	123	5,198
Laclede Group, Inc. (The)	353	13,453
ONEOK, Inc.	2,200	182,578
South Jersey Industries, Inc.	189	9,150
WGL Holdings, Inc.	456	17,761
		755,068

13

Shares/ Principal Amount	Value
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.1%
Abaxis, Inc.(1)	217	$7,105
Align Technology, Inc.(1)	516	16,115
Arthrocare Corp.(1)	267	6,990
Becton, Dickinson and Co.	5,688	415,963
Boston Scientific Corp.(1)	46,505	266,939
CareFusion Corp.(1)	29,712	720,219
Cie Generale d’Optique Essilor International SA	3,373	288,113
Cooper Cos., Inc. (The)	2,455	209,117
Covidien plc	5,562	288,000
Cutera, Inc.(1)	947	6,544
Cyberonics, Inc.(1)	241	9,291
DENTSPLY International, Inc.	2,832	104,784
DexCom, Inc.(1)	605	6,504
Edwards Lifesciences Corp.(1)	1,457	124,384
Elekta AB B Shares	3,741	179,364
Getinge AB B Shares	3,323	82,566
Haemonetics Corp.(1)	220	15,336
HeartWare International, Inc.(1)	109	8,869
Hill-Rom Holdings, Inc.	2,256	66,349
ICU Medical, Inc.(1)	282	14,509
IDEXX Laboratories, Inc.(1)	2,528	214,476
Insulet Corp.(1)	428	7,884
Integra LifeSciences Holdings Corp.(1)	698	24,786
Intuitive Surgical, Inc.(1)	430	224,933
MAKO Surgical Corp.(1)	4,304	97,744
Masimo Corp.(1)	467	8,784
Medtronic, Inc.	28,444	1,047,877
Meridian Bioscience, Inc.	392	7,424
Mettler-Toledo International, Inc.(1)	1,300	202,956
Neogen Corp.(1)	209	8,138
NuVasive, Inc.(1)	376	7,430
NxStage Medical, Inc.(1)	389	5,909
Orthofix International NV(1)	491	18,609
ResMed, Inc.(1)	2,994	92,754
St. Jude Medical, Inc.	1,082	41,570
STERIS Corp.	10,292	307,319
Stryker Corp.	5,112	263,012
Utah Medical Products, Inc.	380	12,958
Volcano Corp.(1)	446	12,751
West Pharmaceutical Services, Inc.	165	7,887
Young Innovations, Inc.	1,575	54,668
Zimmer Holdings, Inc.	12,204	740,173
		6,247,103
HEALTH CARE PROVIDERS AND SERVICES — 0.8%
Accretive Health, Inc.(1)	360	4,234
Aetna, Inc.	9,810	401,131
Air Methods Corp.(1)	94	8,568
AmerisourceBergen Corp.	948	35,067
Amsurg Corp.(1)	326	8,906
Assisted Living Concepts, Inc., Class A	166	2,297
Bio-Reference Labs, Inc.(1)	239	4,596
Centene Corp.(1)	417	15,070
Chemed Corp.	169	9,388
CIGNA Corp.	5,392	236,763
Express Scripts Holding Co.(1)	5,678	296,335
Fresenius Medical Care AG & Co. KGaA	4,384	291,044
HealthSouth Corp.(1)	866	16,575
HMS Holdings Corp.(1)	718	19,235
Humana, Inc.	6,944	530,452
IPC The Hospitalist Co., Inc.(1)	150	5,249
Landauer, Inc.	96	4,841
LifePoint Hospitals, Inc.(1)	13,473	496,076
Lincare Holdings, Inc.	792	18,161
Magellan Health Services, Inc.(1)	330	13,916
McKesson Corp.	4,929	430,203
MWI Veterinary Supply, Inc.(1)	110	10,225
National Healthcare Corp.	289	12,372
Owens & Minor, Inc.	1,136	32,342
Patterson Cos., Inc.	13,006	432,319
PSS World Medical, Inc.(1)	1,133	22,921
Quest Diagnostics, Inc.	3,960	225,324
U.S. Physical Therapy, Inc.	299	7,266
UnitedHealth Group, Inc.	10,999	613,414
VCA Antech, Inc.(1)	836	18,007
WellCare Health Plans, Inc.(1)	352	19,877
WellPoint, Inc.	10,154	684,278
		4,926,452

14

Shares/ Principal Amount	Value
HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc.(1)	285	$20,717
Computer Programs & Systems, Inc.	105	5,712
MedAssets, Inc.(1)	372	4,211
Quality Systems, Inc.	337	9,641
SXC Health Solutions Corp.(1)	7,400	663,854
		704,135
HOTELS, RESTAURANTS AND LEISURE — 0.9%
AFC Enterprises, Inc.(1)	777	16,597
Bally Technologies, Inc.(1)	3,709	172,654
Bob Evans Farms, Inc.	300	12,162
Brinker International, Inc.	6,061	195,831
Carnival Corp.	13,402	430,070
Carnival plc	4,938	158,754
CEC Entertainment, Inc.	9,700	339,112
Cedar Fair LP	1,117	29,936
Chipotle Mexican Grill, Inc.(1)	1,053	434,963
Hyatt Hotels Corp. Class A(1)	900	33,291
Intercontinental Hotels Group plc	9,222	216,890
International Game Technology	14,514	207,550
International Speedway Corp., Class A	4,658	111,978
Jack in the Box, Inc.(1)	407	10,521
Las Vegas Sands Corp.	2,700	124,686
Marriott International, Inc. Class A	8,357	323,499
McDonald’s Corp.	4,328	386,664
Orient-Express Hotels Ltd. Class A(1)	677	5,714
Panera Bread Co., Class A(1)	1,100	161,645
Papa John’s International, Inc.(1)	555	25,819
Red Robin Gourmet Burgers, Inc.(1)	398	12,736
Ruth’s Hospitality Group, Inc.(1)	2,264	14,852
Sands China Ltd.	72,000	245,827
Shuffle Master, Inc.(1)	1,470	23,314
Speedway Motorsports, Inc.	4,669	76,898
Starbucks Corp.	7,153	392,628
Starwood Hotels & Resorts Worldwide, Inc.	3,300	174,405
Tim Hortons, Inc.	3,207	170,930
Vail Resorts, Inc.	291	12,650
Whitbread plc	5,690	163,374
WMS Industries, Inc.(1)	336	6,898
Wyndham Worldwide Corp.	2,200	109,560
Wynn Resorts Ltd.	700	72,128
Yum! Brands, Inc.	7,117	500,752
		5,375,288
HOUSEHOLD DURABLES — 0.2%
Cavco Industries, Inc.(1)	11	464
CSS Industries, Inc.	714	13,595
Electrolux AB	8,179	155,035
Garmin Ltd.	6,771	290,882
Helen of Troy Ltd.(1)	125	3,935
La-Z-Boy, Inc.(1)	593	8,367
M/I Homes, Inc.(1)	1,523	22,875
Mohawk Industries, Inc.(1)	1,903	129,594
Tempur-Pedic International, Inc.(1)	749	34,611
Toll Brothers, Inc.(1)	5,600	152,768
Tupperware Brands Corp.	365	19,728
Whirlpool Corp.	4,437	274,562
Zagg, Inc.(1)	1,011	10,727
		1,117,143
HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	6,221	331,206
Clorox Co.	3,849	264,811
Colgate-Palmolive Co.	2,631	258,627
Kimberly-Clark Corp.	5,722	454,041
Procter & Gamble Co. (The)	37,492	2,335,377
Reckitt Benckiser Group plc	1,291	68,525
Unicharm Corp.	7,400	399,936
		4,112,523
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	657	55,458
Danaher Corp.	4,629	240,569
General Electric Co.	151,712	2,896,182
Koninklijke Philips Electronics NV	26,049	460,597
Raven Industries, Inc.	832	55,428
Standex International Corp.	277	11,271
Tyco International Ltd.	20,187	1,073,141
		4,792,646

15

Shares/ Principal Amount	Value
INSURANCE — 2.2%
ACE Ltd.	8,545	$618,060
Admiral Group plc	12,405	198,642
AIA Group Ltd.	89,600	292,065
Allied World Assurance Co. Holdings AG	5,178	398,188
Allstate Corp. (The)	32,572	1,105,494
Alterra Capital Holdings Ltd.	853	18,945
American Equity Investment Life Holding Co.	595	6,295
American Financial Group, Inc.	4,003	155,677
American International Group, Inc.(1)	5,730	167,201
AMERISAFE, Inc.(1)	860	23,555
Amtrust Financial Services, Inc.	1,020	29,325
Aon plc	10,348	481,182
Aspen Insurance Holdings Ltd.	879	24,841
Assurant, Inc.	4,573	152,647
Baldwin & Lyons, Inc., Class B	789	16,766
Berkshire Hathaway, Inc., Class B(1)	11,550	916,608
Brown & Brown, Inc.	3,963	101,453
Chubb Corp. (The)	4,920	354,584
Employers Holdings, Inc.	214	3,617
Everest Re Group Ltd.	2,876	293,697
Hanover Insurance Group, Inc. (The)	318	12,405
HCC Insurance Holdings, Inc.	17,283	540,267
Hiscox Ltd.	35,443	215,932
Infinity Property & Casualty Corp.	274	14,703
Loews Corp.	26,541	1,032,180
Marsh & McLennan Cos., Inc.	15,773	504,421
MetLife, Inc.	26,970	787,794
Muenchener Rueckversicherungs AG	2,563	317,707
National Financial Partners Corp.(1)	858	11,411
Platinum Underwriters Holdings Ltd.	543	19,711
Primerica, Inc.	488	11,746
Principal Financial Group, Inc.	30,363	745,715
ProAssurance Corp.	284	25,032
Prudential Financial, Inc.	21,452	996,445
Symetra Financial Corp.	12,261	138,549
Torchmark Corp.	6,042	281,920
Travelers Cos., Inc. (The)	19,509	1,219,117
United Fire Group, Inc.	891	18,934
Unum Group	16,934	337,833
Zurich Financial Services AG(1)	1,462	298,917
		12,889,581
INTERNET AND CATALOG RETAIL — 0.2%
Amazon.com, Inc.(1)	2,176	463,292
priceline.com, Inc.(1)	507	317,123
Rakuten, Inc.	436	466,269
		1,246,684
INTERNET SOFTWARE AND SERVICES — 0.4%
Dice Holdings, Inc.(1)	3,271	32,154
Facebook, Inc. Class A(1)	939	27,822
Google, Inc., Class A(1)	2,843	1,651,385
Infospace, Inc.(1)	2,062	26,311
Internap Network Services Corp.(1)	683	4,870
Keynote Systems, Inc.	428	6,185
LinkedIn Corp., Class A(1)	1,100	105,710
Liquidity Services, Inc.(1)	234	14,950
Perficient, Inc.(1)	1,791	20,292
Rackspace Hosting, Inc.(1)	5,015	248,092
SPS Commerce, Inc.(1)	143	3,952
Stamps.com, Inc.(1)	1,052	25,837
Telecity Group plc(1)	32,859	414,254
ValueClick, Inc.(1)	2,144	37,606
Web.com Group, Inc.(1)	1,266	20,155
		2,639,575
IT SERVICES — 0.9%
Accenture plc, Class A	9,586	547,361
Alliance Data Systems Corp.(1)	5,400	680,400
Automatic Data Processing, Inc.	4,011	209,174
Booz Allen Hamilton Holding Corp.	11,424	185,183
CACI International, Inc., Class A(1)	476	20,373
Cardtronics, Inc.(1)	688	19,278
Convergys Corp.(1)	1,462	20,395
DST Systems, Inc.	962	49,158
Euronet Worldwide, Inc.(1)	277	4,983

16

Shares/ Principal Amount	Value
Fiserv, Inc.(1)	4,050	$273,091
FleetCor Technologies, Inc.(1)	490	18,571
Heartland Payment Systems, Inc.	1,614	47,097
International Business Machines Corp.	9,721	1,875,181
MasterCard, Inc., Class A	601	244,312
MAXIMUS, Inc.	265	12,060
NeuStar, Inc., Class A(1)	315	10,137
SAIC, Inc.	13,110	145,652
Teradata Corp.(1)	6,500	432,120
Total System Services, Inc.	845	19,663
Visa, Inc., Class A	5,280	608,256
		5,422,445
LEISURE EQUIPMENT AND PRODUCTS†
Brunswick Corp.	253	5,541
Polaris Industries, Inc.	1,263	95,950
Smith & Wesson Holding Corp.(1)	2,745	18,501
Sturm Ruger & Co., Inc.	574	22,369
		142,361
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Agilent Technologies, Inc.	5,254	213,628
Covance, Inc.(1)	339	15,730
Life Technologies Corp.(1)	2,874	117,575
Luminex Corp.(1)	348	7,708
PAREXEL International Corp.(1)	467	12,497
Sequenom, Inc.(1)	700	2,681
		369,819
MACHINERY — 1.0%
Actuant Corp., Class A	4,941	129,306
Altra Holdings, Inc.(1)	918	15,395
Atlas Copco AB A Shares	10,591	213,292
Barnes Group, Inc.	420	9,773
Blount International, Inc.(1)	393	5,353
Briggs & Stratton Corp.	1,110	18,759
Chart Industries, Inc.(1)	2,900	181,134
CLARCOR, Inc.	472	23,034
Cummins, Inc.	5,347	518,392
Deere & Co.	1,596	117,897
Dover Corp.	5,510	311,646
Dynamic Materials Corp.	579	9,774
FANUC Corp.	1,900	327,820
Flow International Corp.(1)	1,657	4,888
FreightCar America, Inc.	390	7,734
Greenbrier Cos., Inc.(1)	702	9,716
IDEX Corp.	280	11,124
Illinois Tool Works, Inc.	5,689	319,437
Ingersoll-Rand plc	8,783	362,826
ITT Corp.	12,938	265,617
Joy Global, Inc.	2,400	134,064
Kaydon Corp.	13,889	309,864
Kennametal, Inc.	750	26,070
Komatsu Ltd.	10,300	246,853
Lincoln Electric Holdings, Inc.	142	6,756
Lindsay Corp.	516	28,715
Middleby Corp.(1)	219	22,397
Mitsubishi Heavy Industries Ltd.	62,000	250,817
Mueller Industries, Inc., Class A	234	9,940
NN, Inc.(1)	2,853	22,025
Oshkosh Corp.(1)	11,841	242,385
Parker-Hannifin Corp.	4,643	379,519
Robbins & Myers, Inc.	638	29,086
Sauer-Danfoss, Inc.	8,911	321,954
SembCorp Marine Ltd.	33,000	114,473
Snap-On, Inc.	2,541	153,756
Stanley Black & Decker, Inc.	3,079	203,984
Terex Corp.(1)	10,719	178,257
Titan International, Inc.	6,895	154,448
Trinity Industries, Inc.	3,000	74,100
Volvo AB B Shares	14,692	164,930
		5,937,310
MARINE — 0.1%
Diana Shipping, Inc.(1)	1,593	12,266
Kirby Corp.(1)	4,006	211,437
Kuehne + Nagel International AG	1,251	132,911
		356,614
MEDIA — 1.0%
Belo Corp. Class A	3,919	22,652
CBS Corp., Class B	43,363	1,384,147
Comcast Corp., Class A	37,620	1,087,594
DISH Network Corp., Class A	12,702	356,164
Entercom Communications Corp., Class A(1)	1,973	9,727
Entravision Communications Corp., Class A	7,343	9,840

17

Shares/ Principal Amount	Value
Eutelsat Communications SA	3,213	$84,145
Kabel Deutschland Holding AG(1)	8,210	465,759
LIN TV Corp., Class A(1)	4,279	12,324
Publicis Groupe SA	3,898	180,312
Regal Entertainment Group Class A	14,670	201,712
Sinclair Broadcast Group, Inc., Class A	984	8,010
Time Warner Cable, Inc.	6,886	519,204
Time Warner, Inc.	38,186	1,316,271
Viacom, Inc., Class B	6,886	328,669
		5,986,530
METALS AND MINING — 0.7%
Antofagasta plc	11,797	182,179
BHP Billiton Ltd.	11,673	363,520
Carpenter Technology Corp.	3,900	175,734
Cliffs Natural Resources, Inc.	2,900	138,562
Coeur d’Alene Mines Corp.(1)	16,608	280,675
Freeport-McMoRan Copper & Gold, Inc.	13,909	445,644
Haynes International, Inc.	270	13,770
Hecla Mining Co.	2,136	9,078
Iluka Resources Ltd.	7,747	101,121
Materion Corp.	244	5,390
Newmont Mining Corp.	8,254	389,259
Noranda Aluminum Holding Corp.	1,804	13,873
Nucor Corp.	15,118	540,620
Rio Tinto Ltd.	6,095	337,586
RTI International Metals, Inc.(1)	633	13,287
Schnitzer Steel Industries, Inc. Class A	289	7,537
Southern Copper Corp.	1,382	39,318
Teck Resources Ltd.	11,271	335,988
Thompson Creek Metals Co., Inc.(1)	1,006	3,450
Umicore SA	5,965	283,080
Xstrata plc	22,313	317,237
		3,996,908
MULTI-UTILITIES — 0.5%
Ameren Corp.	10,003	323,197
Avista Corp.	605	15,373
Black Hills Corp.	427	13,741
Consolidated Edison, Inc.	9,773	589,898
NorthWestern Corp.	335	11,896
PG&E Corp.	26,892	1,175,181
Public Service Enterprise Group, Inc.	13,122	409,275
Wisconsin Energy Corp.	3,900	147,576
		2,686,137
MULTILINE RETAIL — 0.7%
Big Lots, Inc.(1)	340	12,495
Dillard’s, Inc., Class A	5,166	347,362
Dollar General Corp.(1)	3,287	160,767
Dollar Tree, Inc.(1)	3,400	350,812
Family Dollar Stores, Inc.	1,700	115,175
Fred’s, Inc., Class A	429	5,899
Gordmans Stores, Inc.(1)	778	13,856
J.C. Penney Co., Inc.	2,138	56,080
Kohl’s Corp.	8,880	406,882
Macy’s, Inc.	27,703	1,054,099
Target Corp.	24,286	1,406,402
		3,929,829
OFFICE ELECTRONICS†
Zebra Technologies Corp., Class A(1)	216	7,230
OIL, GAS AND CONSUMABLE FUELS — 3.2%
Apache Corp.	13,202	1,074,379
Berry Petroleum Co., Class A	491	19,105
BG Group plc	32,555	623,409
Bill Barrett Corp.(1)	275	5,310
BP Prudhoe Bay Royalty Trust	124	13,773
Cabot Oil & Gas Corp.	7,600	247,304
Chevron Corp.	38,976	3,831,731
Concho Resources, Inc.(1)	3,200	280,768
ConocoPhillips	10,506	547,993
Devon Energy Corp.	5,611	333,967
Energy XXI Bermuda Ltd.	10,275	319,039
ENI SpA	11,732	226,303
EOG Resources, Inc.	2,365	234,844
EQT Corp.	8,194	380,038
Exxon Mobil Corp.	48,595	3,821,025
Goodrich Petroleum Corp.(1)	574	8,478
Gulfport Energy Corp.(1)	1,070	19,774
Hugoton Royalty Trust	946	6,414
Imperial Oil Ltd.	19,026	764,650
Kodiak Oil & Gas Corp.(1)	15,688	127,230
Marathon Oil Corp.	1,682	41,899
Marathon Petroleum Corp.	10,613	382,811

18

Shares/ Principal Amount	Value
Murphy Oil Corp.	9,423	$439,300
Noble Energy, Inc.	2,746	231,927
Occidental Petroleum Corp.	14,263	1,130,628
Pacific Coast Oil Trust	653	10,990
Peabody Energy Corp.	9,268	216,500
Phillips 66(1)	5,181	155,585
Rosetta Resources, Inc.(1)	823	31,842
SandRidge Mississippian Trust II	603	12,193
SM Energy Co.	1,600	86,544
Southwestern Energy Co.(1)	7,745	217,092
Statoil ASA	22,410	505,378
Stone Energy Corp.(1)	1,087	25,610
Suncor Energy, Inc.	11,835	319,427
Swift Energy Co.(1)	328	6,530
Tesoro Logistics LP	215	6,779
Total SA ADR	14,430	621,500
Tullow Oil plc	6,747	147,866
Ultra Petroleum Corp.(1)	27,602	511,189
Vaalco Energy, Inc.(1)	2,515	21,453
Valero Energy Corp.	19,472	410,859
W&T Offshore, Inc.	1,242	19,090
Western Refining, Inc.	9,576	185,200
Whiting USA Trust II	25	487
		18,624,213
PAPER AND FOREST PRODUCTS — 0.1%
Buckeye Technologies, Inc.	1,311	36,328
Clearwater Paper Corp.(1)	611	19,149
Domtar Corp.	3,572	282,581
International Paper Co.	12,140	354,488
KapStone Paper and Packaging Corp.(1)	3,072	47,431
Neenah Paper, Inc.	572	14,906
		754,883
PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (The), Class A	3,779	204,633
Inter Parfums, Inc.	810	12,717
L’Oreal SA	3,400	382,237
Nu Skin Enterprises, Inc., Class A	6,174	264,741
Prestige Brands Holdings, Inc.(1)	310	4,256
		868,584
PHARMACEUTICALS — 2.3%
Abbott Laboratories	28,551	1,764,166
Allergan, Inc.	2,093	188,893
Auxilium Pharmaceuticals, Inc.(1)	425	8,118
Elan Corp. plc ADR(1)	7,800	108,888
Eli Lilly & Co.	12,994	532,104
GlaxoSmithKline plc	19,054	422,284
Hospira, Inc.(1)	4,321	135,075
Impax Laboratories, Inc.(1)	899	18,636
Jazz Pharmaceuticals plc(1)	182	7,862
Johnson & Johnson	47,061	2,938,018
Medicis Pharmaceutical Corp., Class A	616	22,238
Merck & Co., Inc.	55,919	2,101,436
Nektar Therapeutics(1)	702	4,703
Novo Nordisk A/S B Shares	2,595	345,231
Optimer Pharmaceuticals, Inc.(1)	415	6,200
Par Pharmaceutical Cos., Inc.(1)	726	26,020
Perrigo Co.	2,900	301,281
Pfizer, Inc.	142,591	3,118,465
Questcor Pharmaceuticals, Inc.(1)	4,142	171,479
Roche Holding AG	2,279	355,687
Salix Pharmaceuticals Ltd.(1)	483	25,024
Sanofi	8,590	584,185
Shire plc	14,341	404,031
ViroPharma, Inc.(1)	381	7,673
VIVUS, Inc.(1)	806	19,981
		13,617,678
PROFESSIONAL SERVICES — 0.2%
Adecco SA(1)	3,513	136,346
Advisory Board Co. (The)(1)	226	21,893
Capita Group plc (The)	20,228	192,664
CDI Corp.	1,109	18,609
Experian plc	14,598	203,611
Heidrick & Struggles International, Inc.	528	8,670
Intertek Group plc	6,943	283,029
Kelly Services, Inc., Class A	815	9,527
Kforce, Inc.(1)	624	8,318
On Assignment, Inc.(1)	2,105	35,069

19

Shares/ Principal Amount	Value
TrueBlue, Inc.(1)	902	$13,485
WageWorks, Inc.(1)	804	8,788
		940,009
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.4%
American Campus Communities, Inc.	2,242	98,424
American Tower Corp.	5,947	385,841
Apartment Investment & Management Co., Class A	8,300	224,681
Associated Estates Realty Corp.	419	6,624
AvalonBay Communities, Inc.	3,720	519,870
BioMed Realty Trust, Inc.	1,125	20,306
Boston Properties, Inc.	4,833	497,461
Brandywine Realty Trust	10,600	119,038
BRE Properties, Inc.	3,907	192,342
Camden Property Trust	4,342	282,708
Campus Crest Communities, Inc.	1,682	18,132
CBL & Associates Properties, Inc.	807	14,090
Cedar Realty Trust, Inc.	1,213	5,822
Chimera Investment Corp.	5,523	15,464
CommonWealth REIT	656	11,578
CreXus Investment Corp.	656	6,429
DCT Industrial Trust, Inc.	11,998	69,828
DDR Corp.	9,033	125,468
DiamondRock Hospitality Co.	6,829	67,880
Digital Realty Trust, Inc.	5,837	413,084
Duke Realty Corp.	3,018	41,769
Education Realty Trust, Inc.	5,072	55,893
Entertainment Properties Trust	595	24,556
Equity Lifestyle Properties, Inc.	123	8,101
Equity One, Inc.	4,200	83,412
Equity Residential	9,000	549,900
Essex Property Trust, Inc.	1,302	195,899
Extra Space Storage, Inc.	6,177	175,180
Federal Realty Investment Trust	2,286	224,668
First Industrial Realty Trust, Inc.(1)	4,216	50,297
General Growth Properties, Inc.	17,874	299,390
Government Properties Income Trust	5,551	118,736
Hatteras Financial Corp.	544	15,531
HCP, Inc.	13,318	543,907
Health Care REIT, Inc.	8,472	469,942
Healthcare Realty Trust, Inc.	570	12,472
Hersha Hospitality Trust	1,813	9,663
Highwoods Properties, Inc.	6,000	193,560
Host Hotels & Resorts, Inc.	14,446	220,446
Kilroy Realty Corp.	5,129	235,472
Kimco Realty Corp.	13,750	246,813
LaSalle Hotel Properties	3,358	92,614
Lexington Realty Trust	2,565	21,315
Macerich Co. (The)	4,364	248,966
Mack-Cali Realty Corp.	645	17,570
Medical Properties Trust, Inc.	759	6,831
MFA Financial, Inc.	1,941	14,790
National Retail Properties, Inc.	426	11,285
Newcastle Investment Corp.	19,223	127,641
Piedmont Office Realty Trust, Inc., Class A	26,489	437,333
Post Properties, Inc.	4,134	200,127
ProLogis, Inc.	9,122	291,722
PS Business Parks, Inc.	299	19,701
Public Storage	4,700	627,309
Rayonier, Inc.	1,000	42,970
RLJ Lodging Trust	963	16,978
Sabra Health Care REIT, Inc.	1,168	16,796
Simon Property Group, Inc.	14,131	2,084,605
SL Green Realty Corp.	2,598	194,876
Sovran Self Storage, Inc.	449	22,158
Strategic Hotels & Resorts, Inc.(1)	15,318	95,431
Sun Communities, Inc.	160	6,594
Sunstone Hotel Investors, Inc.(1)	8,651	86,597
Taubman Centers, Inc.	3,760	274,480
UDR, Inc.	13,915	360,398
Urstadt Biddle Properties, Inc., Class A	647	11,517
Ventas, Inc.	13,440	790,541
Vornado Realty Trust	6,509	533,217
Washington Real Estate Investment Trust	354	9,962
Weyerhaeuser Co.	11,576	230,478
		13,765,479

20

Shares/ Principal Amount	Value
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
CBRE Group, Inc.(1)	16,405	$269,862
Daito Trust Construction Co. Ltd.	2,900	255,360
Forest City Enterprises, Inc. Class A(1)	3,800	50,882
Jones Lang LaSalle, Inc.	300	21,750
		597,854
ROAD AND RAIL — 0.3%
Arkansas Best Corp.	636	8,045
Canadian National Railway Co.	3,267	267,155
Celadon Group, Inc.	618	9,956
Heartland Express, Inc.	18,688	266,117
Kansas City Southern	6,200	409,076
Marten Transport Ltd.	614	12,569
Quality Distribution, Inc.(1)	820	8,709
Union Pacific Corp.	6,900	768,660
Werner Enterprises, Inc.	307	7,472
		1,757,759
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.3%
Advanced Micro Devices, Inc.(1)	55,218	335,725
Applied Materials, Inc.	112,366	1,160,741
ARM Holdings plc	41,907	327,133
ASML Holding NV	9,363	429,520
Avago Technologies Ltd.	7,900	261,490
Broadcom Corp., Class A(1)	8,226	266,111
Cavium Networks, Inc.(1)	114	2,760
CEVA, Inc.(1)	364	6,326
Cirrus Logic, Inc.(1)	1,078	30,960
Cymer, Inc.(1)	176	9,534
Entegris, Inc.(1)	1,144	8,820
Formfactor, Inc.(1)	1,475	8,835
Infineon Technologies AG	31,372	247,800
Intel Corp.	83,809	2,165,624
Intersil Corp., Class A	1,691	17,840
KLA-Tencor Corp.	10,349	474,295
Linear Technology Corp.	5,158	149,685
M/A-COM Technology Solutions Holdings, Inc.(1)	876	14,507
Marvell Technology Group Ltd.(1)	35,711	447,459
MKS Instruments, Inc.	173	4,524
Nanometrics, Inc.(1)	1,303	20,236
Photronics, Inc.(1)	3,622	21,732
Rudolph Technologies, Inc.(1)	764	6,586
Semtech Corp.(1)	1,000	24,090
Skyworks Solutions, Inc.(1)	1,529	41,069
Spansion, Inc., Class A(1)	2,764	29,851
Standard Microsystems Corp.(1)	540	19,786
Teradyne, Inc.(1)	22,882	330,645
Ultratech, Inc.(1)	1,205	36,536
Xilinx, Inc.	14,457	462,190
		7,362,410
SOFTWARE — 1.4%
ACI Worldwide, Inc.(1)	95	3,628
Actuate Corp.(1)	1,962	13,106
Adobe Systems, Inc.(1)	6,110	189,716
Allot Communications Ltd.(1)	1,807	47,018
BroadSoft, Inc.(1)	384	10,487
CA, Inc.	5,050	125,594
Cadence Design Systems, Inc.(1)	1,186	12,097
Cerner Corp.(1)	3,011	234,738
Check Point Software Technologies Ltd.(1)	10,610	543,656
Citrix Systems, Inc.(1)	7,128	520,914
CommVault Systems, Inc.(1)	1,299	60,884
Compuware Corp.(1)	1,631	14,679
Fortinet, Inc.(1)	2,568	54,570
Glu Mobile, Inc.(1)	1,617	7,471
Guidance Software, Inc.(1)	1,431	11,734
Intuit, Inc.	337	18,950
JDA Software Group, Inc.(1)	239	6,616
Kenexa Corp.(1)	1,986	57,932
Konami Corp.	8,700	183,970
Mentor Graphics Corp.(1)	593	8,361
Microsoft Corp.	85,211	2,487,309
NetScout Systems, Inc.(1)	826	16,561
NetSuite, Inc.(1)	5,400	253,368
Oracle Corp.	65,530	1,734,579
Parametric Technology Corp.(1)	622	12,564
PROS Holdings, Inc.(1)	1,197	17,991
QLIK Technologies, Inc.(1)	2,865	65,121
Quest Software, Inc.(1)	4,034	100,850
Red Hat, Inc.(1)	1,308	67,205
SAP AG	7,693	441,375

21

Shares/ Principal Amount	Value
SolarWinds, Inc.(1)	253	$11,603
Sourcefire, Inc.(1)	2,100	115,836
Symantec Corp.(1)	25,537	378,969
TIBCO Software, Inc.(1)	908	24,289
Ultimate Software Group, Inc.(1)	237	19,038
Websense, Inc.(1)	1,375	25,548
		7,898,327
SPECIALTY RETAIL — 1.4%
America’s Car-Mart, Inc.(1)	402	17,346
American Eagle Outfitters, Inc.	656	12,667
Ascena Retail Group, Inc.(1)	950	17,983
Best Buy Co., Inc.	19,600	366,912
Buckle, Inc. (The)	402	15,734
Cabela’s, Inc.(1)	599	21,169
Cato Corp. (The), Class A	452	12,972
Collective Brands, Inc.(1)	927	19,717
Destination Maternity Corp.	829	16,165
DSW, Inc., Class A	3,200	190,976
Esprit Holdings Ltd.	74,300	119,660
Express, Inc.(1)	661	12,229
Fast Retailing Co. Ltd.	1,500	334,801
Finish Line, Inc. (The), Class A	351	7,238
Foot Locker, Inc.	10,999	349,108
Francesca’s Holdings Corp.(1)	443	10,393
GameStop Corp., Class A	4,448	85,313
Genesco, Inc.(1)	709	47,148
GNC Holdings, Inc. Class A	5,699	219,582
Guess?, Inc.	310	8,258
Home Depot, Inc. (The)	20,544	1,013,641
Inditex SA	4,263	352,222
Kingfisher plc	25,031	108,789
Lithia Motors, Inc., Class A	4,115	100,488
Lowe’s Cos., Inc.	47,080	1,257,978
Men’s Wearhouse, Inc. (The)	429	15,440
Nitori Holdings Co. Ltd.	1,600	144,564
O’Reilly Automotive, Inc.(1)	7,343	703,386
Penske Automotive Group, Inc.	227	5,580
PetSmart, Inc.	13,912	896,489
RadioShack Corp.	1,426	6,617
Rent-A-Center, Inc.	287	9,663
Rue21, Inc.(1)	487	12,896
Select Comfort Corp.(1)	457	12,504
Stage Stores, Inc.	214	3,679
Staples, Inc.	66,446	873,100
Tilly’s, Inc. Class A(1)	46	749
Tractor Supply Co.	5,368	490,367
Ulta Salon Cosmetics & Fragrance, Inc.	3,900	348,543
Urban Outfitters, Inc.(1)	4,014	112,272
Williams-Sonoma, Inc.	391	13,650
		8,367,988
TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
adidas AG	3,213	239,127
Burberry Group plc	17,658	372,022
Carter’s, Inc.(1)	375	20,224
Coach, Inc.	2,864	193,177
Columbia Sportswear Co.	517	24,863
Culp, Inc.(1)	1,225	11,858
G-III Apparel Group Ltd.(1)	703	17,371
Hugo Boss AG Preference Shares	2,606	253,113
Iconix Brand Group, Inc.(1)	1,465	21,946
Lululemon Athletica, Inc.(1)	747	54,262
Michael Kors Holdings Ltd.(1)	4,949	194,892
Movado Group, Inc.	1,695	46,951
Oxford Industries, Inc.	559	25,742
Prada SpA	47,600	293,148
Vera Bradley, Inc.(1)	416	9,098
VF Corp.	900	126,936
		1,904,730
THRIFTS AND MORTGAGE FINANCE — 0.2%
BankUnited, Inc.	1,657	39,089
Berkshire Hills Bancorp, Inc.	283	6,175
Brookline Bancorp., Inc.	1,069	9,397
Capitol Federal Financial, Inc.	29,230	340,529
Flushing Financial Corp.	621	8,011
Hudson City Bancorp., Inc.	50,799	314,954
Kaiser Federal Financial Group, Inc.	487	6,813
Nationstar Mortgage Holdings, Inc.(1)	681	13,055
Oritani Financial Corp.	520	7,119
People’s United Financial, Inc.	37,488	435,985
Provident Financial Services, Inc.	892	12,443

22

Shares/ Principal Amount	Value
Rockville Financial, Inc.	978	$11,003
Washington Federal, Inc.	715	11,733
		1,216,306
TOBACCO — 0.5%
Altria Group, Inc.	16,490	530,813
British American Tobacco plc	10,105	476,325
Japan Tobacco, Inc.	70	390,378
Philip Morris International, Inc.	18,319	1,548,139
		2,945,655
TRADING COMPANIES AND DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	735	27,717
Beacon Roofing Supply, Inc.(1)	1,382	34,343
DXP Enterprises, Inc.(1)	553	25,991
Erickson Air-Crane, Inc.(1)	995	6,816
Fastenal Co.	2,500	110,575
H&E Equipment Services, Inc.(1)	1,502	23,837
Kaman Corp.	448	13,104
Lawson Products, Inc.	795	7,799
Mitsubishi Corp.	15,100	295,795
SeaCube Container Leasing Ltd.	941	17,145
TAL International Group, Inc.	430	14,065
Titan Machinery, Inc.(1)	1,920	59,232
United Rentals, Inc.(1)	7,661	264,687
WESCO International, Inc.(1)	156	9,280
Wolseley plc	10,331	351,561
		1,261,947
TRANSPORTATION INFRASTRUCTURE — 0.1%
Koninklijke Vopak NV	6,359	374,825
WATER UTILITIES†
Artesian Resources Corp., Class A	610	11,383
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp.(1)	5,774	315,260
Rogers Communications, Inc., Class B	14,578	498,519
SBA Communications Corp., Class A(1)	9,196	477,732
Vodafone Group plc	173,670	463,052
		1,754,563
TOTAL COMMON STOCKS (Cost $212,916,921)		252,078,593
U.S. Treasury Securities — 18.7%
U.S. Treasury Bonds, 5.50%, 8/15/28	$1,100,000	$1,610,641
U.S. Treasury Bonds, 4.375%, 11/15/39	3,420,000	4,652,270
U.S. Treasury Bonds, 4.375%, 5/15/41	400,000	545,562
U.S. Treasury Bonds, 3.75%, 8/15/41	200,000	246,313
U.S. Treasury Bonds, 3.125%, 11/15/41	850,000	933,539
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	8,739,757	12,338,082
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	732,304	1,062,870
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	1,309,375	1,910,767
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	609,114	654,369
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13	7,244,026	7,482,854
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	8,944,410	9,342,713
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	8,722,914	10,072,244
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	3,775,104	4,389,740
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	4,783,566	5,375,905
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,266,888	1,351,413
U.S. Treasury Notes, 1.375%, 1/15/13	1,250,000	1,259,521
U.S. Treasury Notes, 1.375%, 5/15/13	9,000,000	9,100,548
U.S. Treasury Notes, 0.375%, 6/30/13	1,300,000	1,302,387
U.S. Treasury Notes, 0.75%, 8/15/13	1,300,000	1,308,328
U.S. Treasury Notes, 0.75%, 9/15/13	6,100,000	6,140,748
U.S. Treasury Notes, 1.25%, 3/15/14	1,160,000	1,180,481

23

Shares/ Principal Amount	Value
U.S. Treasury Notes, 0.50%, 8/15/14	$2,000,000	$2,009,376
U.S. Treasury Notes, 2.375%, 8/31/14	3,300,000	3,453,140
U.S. Treasury Notes, 2.625%, 12/31/14	3,000,000	3,177,657
U.S. Treasury Notes, 1.25%, 9/30/15	900,000	924,610
U.S. Treasury Notes, 2.375%, 7/31/17	1,200,000	1,300,406
U.S. Treasury Notes, 1.875%, 10/31/17	1,100,000	1,164,539
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	331,172
U.S. Treasury Notes, 1.375%, 11/30/18	800,000	823,000
U.S. Treasury Notes, 2.625%, 8/15/20	6,230,000	6,902,161
U.S. Treasury Notes, 2.125%, 8/15/21	3,300,000	3,491,298
U.S. Treasury Notes, 2.00%, 2/15/22	2,900,000	3,020,533
TOTAL U.S. TREASURY SECURITIES (Cost $99,168,748)		108,859,187
U.S. Government Agency Mortgage-Backed Securities(2) — 10.1%
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.4%
FHLMC, 6.50%, 12/1/12	397	401
FHLMC, 7.00%, 6/1/14	12,290	12,993
FHLMC, 6.50%, 6/1/16	25,164	27,076
FHLMC, 4.50%, 1/1/19	706,074	756,340
FHLMC, 5.00%, 1/1/21	943,216	1,024,052
FHLMC, 5.00%, 4/1/21	255,480	275,460
FHLMC, 8.00%, 7/1/30	8,172	10,163
FHLMC, 6.50%, 5/1/31	26,110	29,832
FHLMC, 5.50%, 12/1/33	387,949	429,613
FHLMC, 5.50%, 1/1/38	1,414,154	1,541,281
FHLMC, 6.00%, 2/1/38	1,350,142	1,487,548
FHLMC, 6.00%, 11/1/38	1,448,055	1,595,425
FHLMC, 4.00%, 4/1/41	1,108,416	1,197,100
FHLMC, 6.50%, 7/1/47	47,909	53,564
FNMA, 6.00%, 4/1/14	7,800	8,307
FNMA, 7.50%, 6/1/15	1,092	1,106
FNMA, 4.50%, 5/1/19	330,859	355,803
FNMA, 4.50%, 5/1/19	426,586	458,746
FNMA, 5.00%, 9/1/20	756,167	820,382
FNMA, 7.00%, 6/1/26	885	1,054
FNMA, 7.50%, 3/1/27	14,259	17,206
FNMA, 6.50%, 6/1/29	13,755	15,814
FNMA, 7.00%, 7/1/29	11,163	13,419
FNMA, 7.00%, 3/1/30	18,843	22,652
FNMA, 7.50%, 8/1/30	8,080	8,520
FNMA, 7.50%, 9/1/30	9,561	11,724
FNMA, 6.50%, 9/1/31	74,733	85,924
FNMA, 7.00%, 9/1/31	20,102	23,962
FNMA, 6.50%, 1/1/32	27,948	31,993
FNMA, 7.00%, 6/1/32	227,910	270,332
FNMA, 5.50%, 6/1/33	425,421	468,127
FNMA, 5.50%, 8/1/33	1,313,891	1,443,733
FNMA, 5.50%, 9/1/33	385,678	428,251
FNMA, 5.00%, 11/1/33	1,697,414	1,842,349
FNMA, 5.50%, 1/1/34	1,167,634	1,283,449
FNMA, 4.50%, 9/1/35	1,217,057	1,307,475
FNMA, 5.00%, 2/1/36	1,871,169	2,028,601
FNMA, 5.50%, 4/1/36	357,238	391,649
FNMA, 5.00%, 10/1/36	232,514	252,004
FNMA, 5.50%, 12/1/36	972,946	1,062,406
FNMA, 5.50%, 1/1/37	2,464,300	2,701,669
FNMA, 5.50%, 2/1/37	618,547	675,421
FNMA, 6.50%, 8/1/37	545,449	611,187
FNMA, 4.00%, 1/1/41	1,595,229	1,728,132
FNMA, 4.50%, 1/1/41	1,821,945	1,980,644
FNMA, 4.50%, 2/1/41	1,691,674	1,821,580
FNMA, 4.00%, 5/1/41	2,633,467	2,808,016
FNMA, 4.50%, 7/1/41	1,168,661	1,273,378
FNMA, 4.50%, 9/1/41	1,088,458	1,182,234
FNMA, 4.00%, 12/1/41	1,708,713	1,844,396
FNMA, 4.00%, 1/1/42	1,453,484	1,550,277
FNMA, 4.00%, 1/1/42	1,230,738	1,325,088
FNMA, 6.50%, 6/1/47	67,561	75,302
FNMA, 6.50%, 8/1/47	141,569	157,791
FNMA, 6.50%, 8/1/47	231,459	257,980
FNMA, 6.50%, 9/1/47	306,619	341,752
FNMA, 6.50%, 9/1/47	14,576	16,246
FNMA, 6.50%, 9/1/47	142,800	159,162
FNMA, 6.50%, 9/1/47	79,554	88,669
FNMA, 6.50%, 9/1/47	109,251	121,769
GNMA, 7.00%, 1/15/24	4,340	5,041
GNMA, 8.00%, 7/15/24	6,091	6,728
GNMA, 8.00%, 9/15/24	4,919	5,693
GNMA, 9.00%, 4/20/25	2,046	2,540
GNMA, 7.00%, 9/15/25	17,010	19,911
GNMA, 7.50%, 10/15/25	9,876	11,415
GNMA, 7.50%, 2/15/26	16,161	19,509
GNMA, 6.00%, 4/15/26	2,985	3,365
GNMA, 8.25%, 7/15/26	37,472	39,620

24

Shares/ Principal Amount	Value
GNMA, 7.00%, 12/15/27		$25,681	$30,510
GNMA, 6.50%, 2/15/28		11,142	13,050
GNMA, 6.50%, 2/15/28		2,135	2,505
GNMA, 6.50%, 3/15/28		11,713	13,744
GNMA, 6.50%, 4/15/28		2,263	2,651
GNMA, 6.00%, 10/15/28		36,046	40,705
GNMA, 7.00%, 5/15/31		17,961	21,223
GNMA, 5.50%, 11/15/32		187,493	209,816
GNMA, 6.50%, 10/15/38		2,511,219	2,905,167
GNMA, 4.00%, 1/20/41		2,681,232	2,936,648
GNMA, 4.50%, 5/20/41		1,960,282	2,166,009
GNMA, 4.50%, 6/15/41		598,254	666,056
GNMA, 4.00%, 12/15/41		3,828,026	4,194,081
			55,132,516
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.7%
FHLMC, VRN, 2.59%, 6/15/12		232,683	242,901
FHLMC, VRN, 2.90%, 6/15/12		124,824	130,599
FHLMC, VRN, 3.30%, 6/15/12		287,266	301,897
FHLMC, VRN, 4.03%, 6/15/12		517,326	548,571
FHLMC, VRN, 6.10%, 6/15/12		452,667	491,469
FNMA, VRN, 2.73%, 6/25/12		424,108	440,515
FNMA, VRN, 3.35%, 6/25/12		307,640	323,899
FNMA, VRN, 3.37%, 6/25/12		272,629	286,817
FNMA, VRN, 3.90%, 6/25/12		383,023	405,510
FNMA, VRN, 3.91%, 6/25/12		454,830	481,966
FNMA, VRN, 3.97%, 6/25/12		162,241	172,334
			3,826,478
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $55,157,037)			58,958,994
Corporate Bonds — 8.7%
AEROSPACE AND DEFENSE — 0.1%
Honeywell International, Inc., 5.375%, 3/1/41		70,000	86,736
L-3 Communications Corp., 5.20%, 10/15/19		100,000	110,772
Lockheed Martin Corp., 4.25%, 11/15/19		120,000	135,181
Raytheon Co., 4.40%, 2/15/20		$90,000	$103,154
United Technologies Corp., 3.10%, 6/1/22(3)		50,000	52,075
United Technologies Corp., 6.05%, 6/1/36		41,000	52,091
United Technologies Corp., 5.70%, 4/15/40		150,000	187,253
United Technologies Corp., 4.50%, 6/1/42(3)		120,000	129,501
			856,763
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(4)		170,000	172,269
American Honda Finance Corp., 2.50%, 9/21/15(4)		210,000	217,458
Daimler Finance North America LLC, 2.625%, 9/15/16(4)		170,000	175,626
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(4)		60,000	60,639
			625,992
BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		470,000	623,025
Coca-Cola Co. (The), 1.80%, 9/1/16		140,000	144,536
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16		50,000	52,439
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21		50,000	51,797
PepsiCo, Inc., 4.875%, 11/1/40		50,000	57,459
Pernod-Ricard SA, 2.95%, 1/15/17(4)		150,000	152,023
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)		300,000	308,226
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)		150,000	159,394
			1,548,899
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17		180,000	180,909
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	120,905
			301,814
CAPITAL MARKETS — 0.1%
Bank of Scotland plc, 3.25%, 1/25/13	EUR	95,000	119,254
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		$290,000	331,471

25

Shares/ Principal Amount	Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17		$70,000	$71,833
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		130,000	129,995
Jefferies Group, Inc., 5.125%, 4/13/18		90,000	86,400
			738,953
CHEMICALS — 0.1%
Dow Chemical Co. (The), 5.90%, 2/15/15		180,000	201,733
Dow Chemical Co. (The), 2.50%, 2/15/16		100,000	103,171
Eastman Chemical Co., 3.60%, 8/15/22(3)		130,000	130,044
Ecolab, Inc., 4.35%, 12/8/21		140,000	153,410
			588,358
COMMERCIAL BANKS — 0.9%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22	GBP	100,000	166,377
Bank of America N.A., 5.30%, 3/15/17		$730,000	744,209
Bank of Nova Scotia, 2.55%, 1/12/17		140,000	145,833
BB&T Corp., 5.70%, 4/30/14		80,000	87,130
BB&T Corp., 3.20%, 3/15/16		160,000	169,704
Capital One Financial Corp., 2.15%, 3/23/15		100,000	100,506
Capital One Financial Corp., 4.75%, 7/15/21		70,000	77,089
Fifth Third Bancorp, 6.25%, 5/1/13		130,000	136,135
HSBC Bank plc, 3.50%, 6/28/15(4)		120,000	125,021
Huntington Bancshares, Inc., 7.00%, 12/15/20		30,000	35,508
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		250,000	272,712
Kreditanstalt fuer Wiederaufbau, MTN, 4.625%, 1/4/23	EUR	140,000	220,292
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16		$230,000	238,303
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	265,000	$381,611
National Australia Bank Ltd., 2.75%, 9/28/15(4)		$100,000	102,563
Royal Bank of Scotland plc (The), 3.95%, 9/21/15		180,000	179,666
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		130,000	130,938
SunTrust Bank, 7.25%, 3/15/18		130,000	153,525
SunTrust Banks, Inc., 3.60%, 4/15/16		40,000	41,599
Toronto-Dominion Bank (The), 2.375%, 10/19/16		170,000	176,000
U.S. Bancorp., 3.44%, 2/1/16		100,000	103,492
Wachovia Bank N.A., 4.80%, 11/1/14		444,000	475,855
Wachovia Bank N.A., 4.875%, 2/1/15		169,000	180,040
Wells Fargo & Co., 3.68%, 9/15/12		120,000	127,377
Wells Fargo & Co., 2.10%, 5/8/17		170,000	168,526
Wells Fargo Bank N.A., 5.75%, 5/16/16		250,000	284,522
			5,024,533
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18		50,000	53,407
Republic Services, Inc., 5.50%, 9/15/19		150,000	175,255
Republic Services, Inc., 3.55%, 6/1/22		70,000	71,149
Waste Management, Inc., 6.125%, 11/30/39		150,000	187,615
			487,426
COMMUNICATIONS EQUIPMENT†
Cisco Systems, Inc., 5.90%, 2/15/39		220,000	280,423
COMPUTERS AND PERIPHERALS†
Hewlett-Packard Co., 2.60%, 9/15/17		230,000	227,340
CONSUMER FINANCE — 0.3%
American Express Centurion Bank, 6.00%, 9/13/17		250,000	294,894
American Express Credit Corp., 2.80%, 9/19/16		100,000	103,158

26

Shares/ Principal Amount	Value
American Express Credit Corp., MTN, 2.75%, 9/15/15	$200,000	$206,645
Capital One Bank USA N.A., 8.80%, 7/15/19	75,000	95,403
Credit Suisse (New York), 6.00%, 2/15/18	90,000	95,839
Credit Suisse (New York), 5.30%, 8/13/19	280,000	314,137
PNC Bank N.A., 6.00%, 12/7/17	340,000	396,155
		1,506,231
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Bank of America Corp., 6.50%, 8/1/16	230,000	249,352
Bank of America Corp., 5.75%, 12/1/17	210,000	218,837
Citigroup, Inc., 6.01%, 1/15/15	330,000	353,803
Citigroup, Inc., 4.75%, 5/19/15	70,000	72,989
Citigroup, Inc., 4.45%, 1/10/17	50,000	51,641
Citigroup, Inc., 6.125%, 5/15/18	570,000	621,327
Deutsche Bank AG (London), 3.875%, 8/18/14	220,000	229,030
General Electric Capital Corp., 3.75%, 11/14/14	250,000	262,936
General Electric Capital Corp., 2.25%, 11/9/15	170,000	172,400
General Electric Capital Corp., 5.625%, 9/15/17	375,000	429,058
General Electric Capital Corp., 4.375%, 9/16/20	350,000	378,502
General Electric Capital Corp., 5.30%, 2/11/21	70,000	78,112
General Electric Capital Corp., MTN, 2.30%, 4/27/17	270,000	269,414
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	30,000	29,587
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	80,000	78,882
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	450,000	462,870
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	80,000	81,042
Gulf Gate Apartments, VRN, 0.21%, 6/1/12(4)	3,000,000	3,000,000
HSBC Holdings plc, 5.10%, 4/5/21	90,000	99,810
HSBC Holdings plc, 6.80%, 6/1/38	70,000	79,832
JPMorgan Chase & Co., 6.00%, 1/15/18	840,000	944,425
Morgan Stanley, 6.625%, 4/1/18	450,000	457,487
Morgan Stanley, 5.625%, 9/23/19	200,000	191,219
UBS AG (Stamford Branch), 2.25%, 8/12/13	60,000	60,356
UBS AG (Stamford Branch), 5.875%, 12/20/17	320,000	352,273
		9,225,184
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 6.80%, 5/15/36	40,000	51,981
AT&T, Inc., 6.55%, 2/15/39	405,000	520,311
British Telecommunications plc, 5.95%, 1/15/18	230,000	267,280
CenturyLink, Inc., 6.15%, 9/15/19	120,000	126,118
CenturyLink, Inc., 5.80%, 3/15/22	10,000	9,892
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	30,000	29,749
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	150,000	179,880
France Telecom SA, 4.375%, 7/8/14	360,000	379,770
Telefonica Emisiones SAU, 5.88%, 7/15/19	340,000	318,053
Verizon Communications, Inc., 3.50%, 11/1/21	100,000	106,647
		1,989,681
ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	90,000	94,451
Transocean, Inc., 6.50%, 11/15/20	80,000	92,812
Weatherford International Ltd., 9.625%, 3/1/19	170,000	224,502
		411,765

27

Shares/ Principal Amount	Value
FOOD AND STAPLES RETAILING — 0.2%
CVS Caremark Corp., 6.60%, 3/15/19	$330,000	$417,031
Kroger Co. (The), 6.40%, 8/15/17	180,000	218,023
Safeway, Inc., 4.75%, 12/1/21	50,000	49,830
Wal-Mart Stores, Inc., 5.875%, 4/5/27	57,000	72,672
Wal-Mart Stores, Inc., 5.625%, 4/1/40	220,000	281,769
		1,039,325
FOOD PRODUCTS — 0.1%
General Mills, Inc., 3.15%, 12/15/21	90,000	92,448
Kellogg Co., 4.45%, 5/30/16	290,000	321,947
Kraft Foods, Inc., 6.125%, 2/1/18	100,000	119,371
Kraft Foods, Inc., 6.50%, 2/9/40	100,000	128,220
Kraft Foods, Inc., 5.00%, 6/4/42(4)	90,000	94,140
Mead Johnson Nutrition Co., 3.50%, 11/1/14	150,000	156,296
		912,422
GAS UTILITIES — 0.4%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37	380,000	478,288
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	158,681
Enbridge Energy Partners LP, 5.50%, 9/15/40	60,000	65,746
Enterprise Products Operating LLC, 6.30%, 9/15/17	320,000	381,208
Enterprise Products Operating LLC, 5.95%, 2/1/41	100,000	115,693
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	290,000	352,289
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	160,000	184,638
Magellan Midstream Partners LP, 6.55%, 7/15/19	50,000	60,915
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	60,000	64,438
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19	100,000	132,350
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	140,000	142,113
Williams Partners LP, 4.125%, 11/15/20	160,000	169,112
		2,305,471
HEALTH CARE EQUIPMENT AND SUPPLIES†
Covidien International Finance SA, 1.875%, 6/15/13	170,000	173,156
Covidien International Finance SA, 3.20%, 6/15/22	100,000	101,763
		274,919
HEALTH CARE PROVIDERS AND SERVICES — 0.1%
Express Scripts, Inc., 2.65%, 2/15/17(4)	260,000	265,105
Express Scripts, Inc., 7.25%, 6/15/19	340,000	429,590
WellPoint, Inc., 5.80%, 8/15/40	60,000	71,071
		765,766
HOTELS, RESTAURANTS AND LEISURE — 0.1%
McDonald’s Corp., 5.35%, 3/1/18	260,000	314,569
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17	320,000	373,810
INSURANCE — 0.4%
Allstate Corp. (The), 7.45%, 5/16/19	220,000	283,290
Allstate Corp. (The), 5.20%, 1/15/42	70,000	78,316
American International Group, Inc., 3.65%, 1/15/14	60,000	61,154
American International Group, Inc., 5.85%, 1/16/18	320,000	351,817
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	120,000	132,408
CNA Financial Corp., 5.875%, 8/15/20	60,000	65,834
CNA Financial Corp., 5.75%, 8/15/21	40,000	43,902
Genworth Financial, Inc., 7.20%, 2/15/21	50,000	47,993

28

Shares/ Principal Amount	Value
Hartford Financial Services Group, Inc., 4.00%, 3/30/15	$170,000	$176,317
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	90,000	98,936
Liberty Mutual Group, Inc., 5.00%, 6/1/21(4)	76,000	78,528
Lincoln National Corp., 6.25%, 2/15/20	180,000	204,731
MetLife, Inc., 6.75%, 6/1/16	190,000	223,820
Prudential Financial, Inc., 7.375%, 6/15/19	90,000	110,022
Prudential Financial, Inc., 5.375%, 6/21/20	60,000	67,850
Prudential Financial, Inc., 5.625%, 5/12/41	60,000	62,666
		2,087,584
INTERNET SOFTWARE AND SERVICES†
Google, Inc., 2.125%, 5/19/16	100,000	104,682
IT SERVICES — 0.1%
International Business Machines Corp., 1.95%, 7/22/16	320,000	332,441
MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	160,000	162,581
Deere & Co., 5.375%, 10/16/29	250,000	319,213
		481,794
MEDIA — 0.6%
Comcast Corp., 5.90%, 3/15/16	422,000	487,966
Comcast Corp., 6.50%, 11/15/35	70,000	86,955
Comcast Corp., 6.40%, 5/15/38	60,000	74,238
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	170,000	183,245
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	120,000	126,556
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	200,000	219,957
Discovery Communications LLC, 5.625%, 8/15/19	130,000	152,894
NBCUniversal Media LLC, 5.15%, 4/30/20	80,000	92,966
NBCUniversal Media LLC, 4.375%, 4/1/21	440,000	485,677
News America, Inc., 4.50%, 2/15/21	30,000	32,547
News America, Inc., 6.90%, 8/15/39	170,000	205,228
Omnicom Group, Inc., 3.625%, 5/1/22	90,000	91,802
Qwest Corp., 7.50%, 10/1/14	130,000	145,695
Time Warner Cable, Inc., 6.75%, 7/1/18	290,000	351,979
Time Warner, Inc., 3.15%, 7/15/15	170,000	179,328
Time Warner, Inc., 7.70%, 5/1/32	220,000	292,919
Viacom, Inc., 4.375%, 9/15/14	120,000	128,559
Viacom, Inc., 4.50%, 3/1/21	90,000	100,710
		3,439,221
METALS AND MINING — 0.1%
ArcelorMittal, 5.25%, 8/5/20	100,000	95,546
Barrick North America Finance LLC, 4.40%, 5/30/21	110,000	118,854
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	200,000	209,726
Newmont Mining Corp., 6.25%, 10/1/39	150,000	168,742
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	70,000	73,728
Teck Resources Ltd., 3.15%, 1/15/17	90,000	93,379
		759,975
MULTI-UTILITIES — 0.5%
Carolina Power & Light Co., 5.15%, 4/1/15	141,000	157,564
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	127,000	142,969
Consumers Energy Co., 2.85%, 5/15/22	30,000	30,666
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	232,569
Dominion Resources, Inc., 4.90%, 8/1/41	100,000	113,125
Duke Energy Corp., 6.30%, 2/1/14	100,000	108,781

29

Shares/ Principal Amount	Value
Duke Energy Corp., 3.95%, 9/15/14	$160,000	$170,261
Edison International, 3.75%, 9/15/17	110,000	116,549
FirstEnergy Solutions Corp., 6.05%, 8/15/21	370,000	414,393
Florida Power Corp., 6.35%, 9/15/37	270,000	366,502
Georgia Power Co., 4.30%, 3/15/42	50,000	51,953
Nisource Finance Corp., 4.45%, 12/1/21	50,000	52,934
Pacific Gas & Electric Co., 5.80%, 3/1/37	55,000	69,226
Pacific Gas & Electric Co., 4.45%, 4/15/42	40,000	42,959
PG&E Corp., 5.75%, 4/1/14	50,000	54,191
Progress Energy, Inc., 3.15%, 4/1/22	60,000	60,783
Public Service Company of Colorado, 4.75%, 8/15/41	40,000	46,494
Sempra Energy, 8.90%, 11/15/13	200,000	221,859
Sempra Energy, 6.50%, 6/1/16	150,000	178,696
Southern California Edison Co., 5.625%, 2/1/36	100,000	126,993
Southern Power Co., 5.15%, 9/15/41	40,000	44,400
		2,803,867
OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	100,000	104,030
OIL, GAS AND CONSUMABLE FUELS — 0.9%
Anadarko Petroleum Corp., 6.45%, 9/15/36	150,000	176,320
Apache Corp., 4.75%, 4/15/43	160,000	176,712
BP Capital Markets plc, 3.20%, 3/11/16	100,000	105,873
BP Capital Markets plc, 2.25%, 11/1/16	150,000	154,590
BP Capital Markets plc, 4.50%, 10/1/20	90,000	100,824
ConocoPhillips, 5.75%, 2/1/19	230,000	283,410
ConocoPhillips Holding Co., 6.95%, 4/15/29	60,000	84,277
Devon Energy Corp., 1.875%, 5/15/17	40,000	39,959
Devon Energy Corp., 5.60%, 7/15/41	150,000	174,466
EOG Resources, Inc., 5.625%, 6/1/19	210,000	254,917
Hess Corp., 6.00%, 1/15/40	140,000	159,181
Marathon Petroleum Corp., 3.50%, 3/1/16	40,000	42,199
Marathon Petroleum Corp., 5.125%, 3/1/21	70,000	77,912
Nexen, Inc., 5.875%, 3/10/35	90,000	94,079
Noble Energy, Inc., 4.15%, 12/15/21	110,000	115,848
Phillips 66, 4.30%, 4/1/22(4)	90,000	93,992
Shell International Finance BV, VRN, 0.82%, 6/22/12	2,600,000	2,600,939
Suncor Energy, Inc., 6.10%, 6/1/18	147,000	175,480
Suncor Energy, Inc., 6.85%, 6/1/39	60,000	76,748
Talisman Energy, Inc., 7.75%, 6/1/19	140,000	175,176
		5,162,902
PAPER AND FOREST PRODUCTS†
International Paper Co., 4.75%, 2/15/22	110,000	117,820
International Paper Co., 6.00%, 11/15/41	50,000	55,372
		173,192
PHARMACEUTICALS — 0.3%
Abbott Laboratories, 5.30%, 5/27/40	65,000	78,874
AstraZeneca plc, 5.40%, 9/15/12	325,000	329,367
AstraZeneca plc, 5.90%, 9/15/17	300,000	359,957
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	230,000	233,285
Roche Holdings, Inc., 6.00%, 3/1/19(4)	70,000	88,197
Roche Holdings, Inc., 7.00%, 3/1/39(4)	120,000	178,204
Sanofi, 4.00%, 3/29/21	78,000	87,697
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	250,000	266,623
		1,622,204

30

Shares/ Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Boston Properties LP, 3.85%, 2/1/23		$90,000	$90,943
HCP, Inc., 3.75%, 2/1/16		60,000	62,953
Simon Property Group LP, 5.10%, 6/15/15		170,000	186,337
UDR, Inc., 4.25%, 6/1/18		90,000	95,683
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15		140,000	143,512
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19		70,000	71,868
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21		40,000	41,910
WEA Finance LLC, 4.625%, 5/10/21(4)		90,000	95,261
			788,467
REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19		160,000	186,666
ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		142,000	151,651
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41		50,000	55,777
CSX Corp., 4.25%, 6/1/21		80,000	88,259
CSX Corp., 4.75%, 5/30/42		90,000	92,579
Union Pacific Corp., 4.75%, 9/15/41		120,000	129,441
			517,707
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17		302,000	349,512
Oracle Corp., 6.125%, 7/8/39		200,000	263,025
Oracle Corp., 5.375%, 7/15/40		160,000	196,245
			808,782
SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41		150,000	194,168
Lowe’s Cos., Inc., 1.625%, 4/15/17		70,000	70,412
Lowe’s Cos., Inc., 4.65%, 4/15/42		80,000	84,614
			349,194
THRIFTS AND MORTGAGE FINANCE — 0.1%
Cie de Financement Foncier, 4.375%, 4/25/19	EUR	200,000	$274,372
Cie de Financement Foncier, MTN, 4.50%, 5/16/18	EUR	165,000	227,487
			501,859
TOBACCO†
Philip Morris International, Inc., 4.125%, 5/17/21		$150,000	167,841
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32		140,000	214,834
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18		300,000	411,090
Vodafone Group plc, 5.625%, 2/27/17		70,000	81,953
			707,877
TOTAL CORPORATE BONDS (Cost $47,306,820)			50,899,929
Sovereign Governments and Agencies — 6.8%
AUSTRALIA — 0.2%
Government of Australia, 6.50%, 5/15/13	AUD	445,000	449,741
Government of Australia, 5.75%, 7/15/22	AUD	220,000	267,117
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	285,000	309,427
			1,026,285
AUSTRIA — 0.4%
Republic of Austria, 3.40%, 10/20/14(4)	EUR	450,000	593,618
Republic of Austria, 4.30%, 9/15/17(4)	EUR	190,000	269,536
Republic of Austria, 4.35%, 3/15/19(4)	EUR	655,000	944,933
Republic of Austria, 3.90%, 7/15/20(4)	EUR	190,000	269,683
Republic of Austria, 4.15%, 3/15/37(4)	EUR	202,000	312,124
			2,389,894
BELGIUM — 0.4%
Kingdom of Belgium, 4.00%, 3/28/14	EUR	725,000	947,101
Kingdom of Belgium, 4.00%, 3/28/18	EUR	450,000	608,713

31

Shares/ Principal Amount	Value
Kingdom of Belgium, 3.75%, 9/28/20	EUR	260,000	$347,059
Kingdom of Belgium, 5.00%, 3/28/35	EUR	260,000	399,905
			2,302,778
CANADA — 0.5%
Government of Canada, 3.75%, 6/1/12	CAD	640,000	619,676
Government of Canada, 5.00%, 6/1/14	CAD	490,000	511,069
Government of Canada, 3.75%, 6/1/19	CAD	280,000	311,658
Government of Canada, 3.25%, 6/1/21	CAD	310,000	339,996
Government of Canada, 5.75%, 6/1/33	CAD	345,000	527,055
Hydro-Quebec, 8.40%, 1/15/22		$77,000	114,295
Province of Ontario Canada, 5.45%, 4/27/16	CAD	130,000	151,435
Province of Ontario Canada, 1.60%, 9/21/16	CAD	90,000	91,745
			2,666,929
DENMARK — 0.3%
Kingdom of Denmark, 4.00%, 11/15/17	DKK	2,220,000	440,609
Kingdom of Denmark, 4.00%, 11/15/19	DKK	290,000	59,717
Kingdom of Denmark, 7.00%, 11/10/24	DKK	1,650,000	456,054
Kingdom of Denmark, 4.50%, 11/15/39	DKK	2,035,000	555,936
			1,512,316
FINLAND — 0.5%
Government of Finland, 4.25%, 9/15/12	EUR	365,000	456,485
Government of Finland, 3.125%, 9/15/14	EUR	460,000	606,915
Government of Finland, 3.875%, 9/15/17	EUR	455,000	650,691
Government of Finland, 4.375%, 7/4/19	EUR	104,000	155,907
Government of Finland, 3.375%, 4/15/20	EUR	345,000	490,410
Government of Finland, 4.00%, 7/4/25	EUR	235,000	361,831
			2,722,239
FRANCE — 0.3%
French Treasury Note, 2.25%, 2/25/16	EUR	645,000	837,945
Government of France, 4.00%, 4/25/14	EUR	210,000	277,562
Government of France, 3.25%, 10/25/21	EUR	120,000	160,954
Government of France, 5.50%, 4/25/29	EUR	145,000	238,396
Government of France, 4.75%, 4/25/35	EUR	185,000	292,775
			1,807,632
GERMANY — 0.4%
German Federal Republic, 2.00%, 2/26/16	EUR	510,000	674,241
German Federal Republic, 4.00%, 1/4/18	EUR	305,000	450,406
German Federal Republic, 1.75%, 7/4/22	EUR	180,000	233,866
German Federal Republic, 4.75%, 7/4/34	EUR	230,000	432,840
German Federal Republic, 4.25%, 7/4/39	EUR	275,000	516,926
			2,308,279
JAPAN — 1.6%
Government of Japan, 1.20%, 6/20/15	JPY	135,800,000	1,790,395
Government of Japan, 1.50%, 9/20/18	JPY	255,500,000	3,485,531
Government of Japan, 1.00%, 12/20/21	JPY	115,000,000	1,494,862
Government of Japan, 2.10%, 12/20/26	JPY	183,200,000	2,584,004
Government of Japan, 2.40%, 3/20/37	JPY	18,700,000	270,369
			9,625,161
MULTI-NATIONAL — 0.2%
European Investment Bank, 2.50%, 7/15/15	EUR	360,000	466,622
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	300,000	412,255
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	405,380
			1,284,257
NETHERLANDS — 0.3%
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	440,000	617,410
Kingdom of Netherlands, 3.50%, 7/15/20	EUR	345,000	495,823
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	220,000	377,872
			1,491,105

32

Shares/ Principal Amount	Value
NEW ZEALAND†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	175,000	$147,754
NORWAY†
Government of Norway, 4.25%, 5/19/17	NOK	930,000	172,760
SWEDEN — 0.1%
Government of Sweden, 6.75%, 5/5/14	SEK	2,400,000	367,755
Government of Sweden, 4.25%, 3/12/19	SEK	1,505,000	249,866
			617,621
SWITZERLAND†
Switzerland Government Bond, 2.00%, 4/28/21	CHF	150,000	175,339
Switzerland Government Bond, 2.50%, 3/8/36	CHF	35,000	48,651
			223,990
UNITED KINGDOM — 1.6%
Government of United Kingdom, 5.00%, 9/7/14	GBP	635,000	1,084,427
Government of United Kingdom, 4.00%, 9/7/16	GBP	810,000	1,431,955
Government of United Kingdom, 4.50%, 3/7/19	GBP	535,000	1,015,217
Government of United Kingdom, 8.00%, 6/7/21	GBP	69,000	166,158
Government of United Kingdom, 3.75%, 9/7/21	GBP	935,000	1,722,854
Government of United Kingdom, 4.25%, 6/7/32	GBP	180,000	347,110
Government of United Kingdom, 4.25%, 3/7/36	GBP	905,000	1,743,059
Government of United Kingdom, 4.50%, 12/7/42	GBP	935,000	1,890,052
			9,400,832
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $37,920,220)			39,699,832
Commercial Paper(5) — 3.8%
BP Capital Markets plc, 0.34%, 6/29/12(4)		2,100,000	2,099,814
Catholic Health Initiatives, 0.30%, 6/1/12		2,150,000	2,150,000
Charta LLC, 0.50%, 7/16/12(4)		2,300,000	2,299,107
Chicago, IL, 0.33%, 8/8/12		1,700,000	1,698,980
CRC Funding LLC, 0.48%, 7/16/12(4)		2,300,000	2,299,107
Crown Point Capital Co. LLC, 0.30%, 6/4/12(4)		2,300,000	2,299,939
Govco LLC, 0.51%, 7/16/12(4)		2,300,000	2,299,203
Legacy Capital Co., 0.30%, 6/8/12(4)		2,300,000	2,299,877
Lexington Parker Capital, 0.30%, 6/8/12(4)		2,300,000	2,299,847
Toyota Motor Credit Corp., 0.28%, 6/15/12		2,100,000	2,099,912
TOTAL COMMERCIAL PAPER (Cost $21,843,681)			21,845,786
Municipal Securities — 3.2%
Alameda County Industrial Development Authority (Pacific Paper Tube), VRDN, 0.26%, 6/7/12 (LOC: Wells Fargo Bank N.A.)		1,975,000	1,975,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50		65,000	91,161
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40		130,000	180,174
California GO, (Building Bonds), 7.30%, 10/1/39		80,000	101,579
California GO, (Building Bonds), 7.60%, 11/1/40		25,000	32,943
City of Lowell, AR Rev., (Little Rock Newspapers), VRDN, 0.24%, 6/6/12 (LOC: JP Morgan Chase Bank N.A.)		2,200,000	2,200,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		350,000	332,356
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35		55,000	60,697
Iowa Higher Education Loan Authority Rev., (Des Moines University Osteopathic Medical Center), VRDN, 0.22%, 6/1/12 (LOC: U.S. Bank NA)		1,700,000	1,700,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36		190,000	258,947

33

Shares/ Principal Amount	Value
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	$80,000	$101,178
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	55,000	72,195
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	100,000	147,661
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	75,000	106,989
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	80,000	110,150
New York Local Government Assistance Corp. Rev., Series 1995 C, VRDN, 0.19%, 6/6/12 (LOC: Landesbank Hessen-Thuringen Girozentrale)	1,200,000	1,200,000
New York State Dormitory Authority Rev., Series 2005 B, VRDN, 0.20%, 6/6/12 (LOC: Bayerische Landesbank)	1,000,000	1,000,000
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/2111	70,000	79,467
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	110,000	127,753
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.26%, 6/6/12 (LOC: FNMA)	870,000	870,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	93,293
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	57,866
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	175,000	231,949
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	180,000	223,729
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	118,457
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	150,000	185,595
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	105,000	129,733
State of Ohio Rev., Series 2012 B, 0.60%, 5/30/13	1,930,000	1,930,077
Texas GO, (Building Bonds), 5.52%, 4/1/39	125,000	165,743
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	170,000	212,942
Wisconsin Health & Educational Facilities Authority Rev., (Benevolent Corporation Cedar Community), VRDN, 0.21%, 6/7/12 (LOC: JP Morgan Chase Bank N.A.)	2,300,000	2,300,000
Wisconsin Health & Educational Facilities Authority Rev., (Milwaukee Institute of Art & Design), VRDN, 0.20%, 6/6/12 (LOC: Citibank N.A.)	2,300,000	2,300,000
TOTAL MUNICIPAL SECURITIES (Cost $18,069,068)		18,697,634

34

Shares/ Principal Amount	Value
U.S. Government Agency Securities — 1.7%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.3%
FHLMC, 1.00%, 6/29/17	$3,420,000	$3,424,132
FHLMC, 1.75%, 5/30/19	480,000	492,967
FHLMC, 2.375%, 1/13/22	380,000	392,238
FNMA, 5.375%, 6/12/17	2,680,000	3,259,172
		7,568,509
GOVERNMENT-BACKED CORPORATE BONDS(6) — 0.4%
Morgan Stanley, VRN, 0.82%, 6/20/12	2,500,000	2,500,767
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $9,605,412)		10,069,276
Commercial Mortgage-Backed Securities(2) — 1.3%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	350,000	365,994
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 6/10/12	250,000	278,595
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 6/10/12	200,000	212,150
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	200,000	206,133
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 6/10/12	172,922	177,278
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 6/15/12	475,000	503,122
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 6/10/12	150,000	149,878
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 6/10/12	300,000	323,452
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 6/10/12	452,000	485,160
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	300,000	320,564
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,025,000	1,108,044
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	400,000	419,740
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	600,000	627,912
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.27%, 6/11/12	250,000	266,328
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	412,299	425,893
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4 SEQ, VRN, 5.20%, 6/15/12	200,000	221,717
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 6/15/12	100,000	107,666
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	51,519	51,687
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	475,000	508,119
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	88,356	89,237

35

	Shares/ Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	$875,000	$928,735
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 6/15/12	34,274	34,352
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,649,200)		7,811,756
Collateralized Mortgage Obligations(2) — 0.2%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	1,177,929	1,311,804
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.64%, 6/25/12	40,319	40,346
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,182,178)		1,352,150
Exchange-Traded Funds — 0.1%
iShares Russell 1000 Growth Index Fund	2,131	131,675
iShares Russell 2000 Index Fund	119	9,056
iShares Russell 2000 Value Index Fund	1,535	103,597
iShares Russell Midcap Value Index Fund	5,178	232,544
TOTAL EXCHANGE-TRADED FUNDS (Cost $458,391)		476,872

	Shares	Value
Convertible Preferred Stocks†
INSURANCE†
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	1,101	$60,060
LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	101	9,734
MEDIA†
LodgeNet Interactive Corp., 10.00%(4)	7	4,252
TOBACCO†
Universal Corp., 6.75%	13	13,588
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $97,911)		87,634
Rights†
Air Liquide SA(1) (Cost $—)	2,016	21,804
Preferred Stocks†
REAL ESTATE INVESTMENT TRUSTS (REITs)†
DuPont Fabros Technology, Inc., Series A, 7.875%	338	8,734
Inland Real Estate Corp., Series A, 8.125%	242	6,135
PS Business Parks, Inc., 6.45%	245	6,487
TOTAL PREFERRED STOCKS (Cost $20,939)		21,356
Temporary Cash Investments — 2.4%
SSgA U.S. Government Money Market Fund (Cost $13,965,328)	13,965,328	13,965,328
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $525,361,854)		584,846,131
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,334,771)
TOTAL NET ASSETS — 100.0%		$583,511,360

36

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
219,000	CHF for EUR	UBS AG	7/27/12	$225,677	$(8,372)
108,607	EUR for JPY	Deutsche Bank	7/27/12	134,338	(9,436)
228,965	EUR for JPY	UBS AG	7/27/12	283,211	27
59,073	GBP for JPY	UBS AG	7/27/12	91,021	(5,014)
122,693	GBP for JPY	HSBC Holdings plc	7/27/12	189,048	(856)
15,000	AUD for USD	Barclays Bank plc	7/27/12	14,543	(977)
18,000	AUD for USD	HSBC Holdings plc	7/27/12	17,452	(996)
64,089	AUD for USD	Westpac Group	7/27/12	62,138	(3,624)
1,000	CAD for USD	Barclays Bank plc	7/27/12	967	(50)
29,000	CAD for USD	HSBC Holdings plc	7/27/12	28,043	(1,178)
49,000	CAD for USD	HSBC Holdings plc	7/27/12	47,384	(2,251)
4,000	CHF for USD	Barclays Bank plc	7/27/12	4,122	(297)
13,000	CHF for USD	HSBC Holdings plc	7/27/12	13,396	(938)
4,789,000	CZK for USD	Deutsche Bank	7/27/12	230,210	(23,929)
324,000	DKK for USD	HSBC Holdings plc	7/27/12	53,965	(3,730)
4,651,989	DKK for USD	UBS AG	7/27/12	774,830	(48,429)
1,160,377	EUR for USD	Barclays Bank plc	7/27/12	1,435,291	(88,458)
25,000	EUR for USD	Barclays Bank plc	7/27/12	30,923	(2,220)
129,000	EUR for USD	HSBC Holdings plc	7/27/12	159,562	(9,946)
1,000	GBP for USD	Barclays Bank plc	7/27/12	1,541	(83)
60,000	GBP for USD	HSBC Holdings plc	7/27/12	92,450	(3,100)
67,000	GBP for USD	HSBC Holdings plc	7/27/12	103,235	(5,400)
129,000	HKD for USD	Westpac Group	7/27/12	16,623	(8)
210,021,156	JPY for USD	Barclays Bank plc	7/27/12	2,681,748	77,189
744,000	JPY for USD	Barclays Bank plc	7/27/12	9,500	245
9,382,000	JPY for USD	HSBC Holdings plc	7/27/12	119,798	3,735
1,552,288,995	KRW for USD	HSBC Holdings plc	7/27/12	1,310,557	(47,705)
39,000	NOK for USD	Barclays Bank plc	7/27/12	6,365	(418)
1,156,411	NOK for USD	Deutsche Bank	7/27/12	188,731	(12,105)
7,000	NZD for USD	Barclays Bank plc	7/27/12	5,257	(441)
183,972	NZD for USD	Westpac Group	7/27/12	138,175	(12,157)
79,000	SEK for USD	Barclays Bank plc	7/27/12	10,853	(860)
468,000	SGD for USD	HSBC Holdings plc	7/27/12	363,222	(11,178)
1,348,000	TWD for USD	HSBC Holdings plc	7/27/12	45,195	(640)
				$8,889,371	$(223,600)
(Value on Settlement Date $9,112,971)

37

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
182,448	EUR for CHF	UBS AG	7/27/12	$225,674	$8,376
11,474,000	JPY for EUR	Deutsche Bank	7/27/12	146,511	(2,737)
22,195,000	JPY for EUR	UBS AG	7/27/12	283,407	(223)
7,649,000	JPY for GBP	UBS AG	7/27/12	97,670	(1,635)
14,796,999	JPY for GBP	HSBC Holdings plc	7/27/12	188,942	962
1,088,589	CAD for USD	UBS AG	6/29/12	1,053,324	3,425
28,398	CAD for USD	UBS AG	6/29/12	27,478	49
12,802	CHF for USD	Credit Suisse AG	6/29/12	13,185	4
227,410	CHF for USD	UBS AG	7/27/12	234,343	14,022
21,000	EUR for USD	HSBC Holdings plc	7/27/12	25,975	1,378
123,000	EUR for USD	HSBC Holdings plc	7/27/12	152,141	10,730
37,100	EUR for USD	UBS AG	6/29/12	45,879	551
443,760	EUR for USD	UBS AG	6/29/12	548,770	6,595
303,440	EUR for USD	UBS AG	6/29/12	375,246	4,510
13,212	EUR for USD	UBS AG	6/29/12	16,338	41
13,185	EUR for USD	UBS AG	6/29/12	16,305	10
19,651	GBP for USD	Barclays Bank plc	7/27/12	30,279	29
155,483	GBP for USD	Credit Suisse AG	6/29/12	239,603	3,677
293,981	GBP for USD	Deutsche Bank	7/27/12	452,973	15,142
240,000	GBP for USD	HSBC Holdings plc	7/27/12	369,798	12,750
92,872	GBP for USD	HSBC Holdings plc	7/27/12	143,099	7,748
10,000	GBP for USD	HSBC Holdings plc	7/27/12	15,408	741
75,692	GBP for USD	UBS AG	7/27/12	116,628	5,834
89,299	GBP for USD	Westpac Group	7/27/12	137,594	2,046
20,389,219	JPY for USD	Deutsche Bank	7/27/12	260,349	(4,174)
473,000	JPY for USD	HSBC Holdings plc	7/27/12	6,040	(137)
28,000	NOK for USD	HSBC Holdings plc	7/27/12	4,570	312
56,000	NZD for USD	HSBC Holdings plc	7/27/12	42,060	3,361
425,541	SEK for USD	Barclays Bank plc	7/27/12	58,460	4,294
45,000	SEK for USD	HSBC Holdings plc	7/27/12	6,182	488
				$5,334,231	$98,169
(Value on Settlement Date $5,432,400)

38

Notes to Schedule of Investments

ADR = American Depositary Receipt
AUD = Australian Dollar
CAD = Canadian Dollar
CBOE = Chicago Board Options Exchange
CHF = Swiss Franc
CZK = Czech Koruna
DKK = Danish Krone
EUR = Euro
FDIC = Federal Deposit Insurance Corporation
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GBP = British Pound
GNMA = Government National Mortgage Association
GO = General Obligation
HKD = Hong Kong Dollar
JPY = Japanese Yen
KRW = Korea Won
LB-UBS = Lehman Brothers, Inc. - UBS AG
LOC = Letter of Credit
MTN = Medium Term Note
NOK = Norwegian Krone
NZD = New Zealand Dollar
SEK = Swedish Krona
SEQ = Sequential Payer
SGD = Singapore Dollar
TWD = Taiwanese Dollar
USD = United States Dollar
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	When-issued security.

(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $23,687,435, which represented 4.1% of total net assets.

(5)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(6)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

See Notes to Financial Statements.

39

Statement of Assets and Liabilities

MAY 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $525,361,854)	$584,846,131
Foreign currency holdings, at value (cost of $510,224)	485,766
Receivable for investments sold	3,877,902
Receivable for capital shares sold	347,784
Unrealized gain on forward foreign currency exchange contracts	188,271
Dividends and interest receivable	2,561,877
592,307,731

Liabilities
Payable for investments purchased	7,056,640
Payable for capital shares redeemed	857,650
Unrealized loss on forward foreign currency exchange contracts	313,702
Accrued management fees	483,577
Distribution and service fees payable	84,802
8,796,371

Net Assets	$583,511,360

Net Assets Consist of:
Capital (par value and paid-in surplus)	$523,705,093
Undistributed net investment income	2,682,011
Accumulated net realized loss	(2,202,461)
Net unrealized appreciation	59,326,717
$583,511,360

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$243,202,895	42,796,032	$5.68
Institutional Class, $0.01 Par Value	$67,460,181	11,862,770	$5.69
A Class, $0.01 Par Value	$222,876,578	39,243,060	$5.68*
B Class, $0.01 Par Value	$3,877,904	683,845	$5.67
C Class, $0.01 Par Value	$33,613,566	5,926,423	$5.67
R Class, $0.01 Par Value	$12,480,236	2,198,975	$5.68
*Maximum offering price $6.03 (net asset value divided by 0.9425).

See Notes to Financial Statements.

40

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $79,657)	$3,265,947
Interest	4,142,240
7,408,187

Expenses:
Management fees	2,828,176
Distribution and service fees:
A Class	281,615
B Class	20,293
C Class	166,468
R Class	30,359
Directors’ fees and expenses	15,103
Other expenses	968
3,342,982

Net investment income (loss)	4,065,205

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	11,476,885
Futures contract transactions	12,519
Foreign currency transactions	(38,856)
11,450,548

Change in net unrealized appreciation (depreciation) on:
Investments	6,585,233
Futures contracts	(3,672)
Translation of assets and liabilities in foreign currencies	(69,406)
6,512,155

Net realized and unrealized gain (loss)	17,962,703

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,027,908

See Notes to Financial Statements.

41

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2011
Increase (Decrease) in Net Assets	May 31, 2012	November 30, 2011
Operations
Net investment income (loss)	$4,065,205	$8,838,716
Net realized gain (loss)	11,450,548	28,331,941
Change in net unrealized appreciation (depreciation)	6,512,155	(6,581,700)
Net increase (decrease) in net assets resulting from operations	22,027,908	30,588,957

Distributions to Shareholders
From net investment income:
Investor Class	(1,495,092)	(4,038,387)
Institutional Class	(488,020)	(1,166,210)
A Class	(1,150,190)	(3,188,602)
B Class	(8,269)	(32,815)
C Class	(65,748)	(227,764)
R Class	(46,519)	(141,452)
From net realized gains:
Investor Class	(4,089,562)	—
Institutional Class	(1,143,489)	—
A Class	(3,827,936)	—
B Class	(71,617)	—
C Class	(568,435)	—
R Class	(201,878)	—
Decrease in net assets from distributions	(13,156,755)	(8,795,230)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	19,827,395	(12,947,128)

Net increase (decrease) in net assets	28,698,548	8,846,599

Net Assets
Beginning of period	554,812,812	545,966,213
End of period	$583,511,360	$554,812,812

Undistributed net investment income	$2,682,011	$1,870,644

See Notes to Financial Statements.

42

Notes to Financial Statements

MAY 31, 2012 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Conservative Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with its asset mix. The fund pursues its objective by diversifying its assets among various classes of investments such as equity securities, bonds and money market instruments.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

43

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

44

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.00% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2012 was 0.99% for the Investor Class, A Class, B Class, C Class and R Class and 0.79% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

45

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2012 totaled $203,624,504, of which $69,337,694 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2012 totaled $185,881,311, of which $44,591,594 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2012		Year ended November 30, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	325,000,000		325,000,000
Sold	5,215,414	$29,724,190	8,151,232	$45,613,375
Issued in reinvestment of distributions	988,307	5,461,925	704,932	3,922,199
Redeemed	(4,484,529)	(25,505,000)	(10,485,410)	(58,842,272)
	1,719,192	9,681,115	(1,629,246)	(9,306,698)
Institutional Class/Shares Authorized	100,000,000		100,000,000
Sold	2,103,473	12,005,002	3,394,724	19,004,193
Issued in reinvestment of distributions	292,479	1,620,016	207,720	1,155,997
Redeemed	(1,973,925)	(11,340,040)	(2,798,119)	(15,636,116)
	422,027	2,284,978	804,325	4,524,074
A Class/Shares Authorized	200,000,000		200,000,000
Sold	5,780,800	32,907,315	10,459,603	58,424,464
Issued in reinvestment of distributions	870,827	4,807,875	561,824	3,126,472
Redeemed	(5,484,340)	(31,367,639)	(12,474,355)	(69,902,184)
	1,167,287	6,347,551	(1,452,928)	(8,351,248)
B Class/Shares Authorized	25,000,000		25,000,000
Sold	13,576	77,340	48,135	266,758
Issued in reinvestment of distributions	13,544	74,443	5,364	29,921
Redeemed	(87,732)	(499,026)	(192,403)	(1,074,633)
	(60,612)	(347,243)	(138,904)	(777,954)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	628,152	3,586,911	1,578,671	8,828,237
Issued in reinvestment of distributions	103,729	570,128	35,769	199,655
Redeemed	(565,490)	(3,234,811)	(1,305,861)	(7,297,500)
	166,391	922,228	308,579	1,730,392
R Class/Shares Authorized	25,000,000		25,000,000
Sold	479,530	2,736,605	954,141	5,359,491
Issued in reinvestment of distributions	45,040	248,296	25,348	141,060
Redeemed	(358,027)	(2,046,135)	(1,117,482)	(6,266,245)
	166,543	938,766	(137,993)	(765,694)
Net increase (decrease)	3,580,828	$19,827,395	(2,246,167)	$(12,947,128)

46

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$206,392,054	—	—
Foreign Common Stocks	10,392,290	$35,294,249	—
U.S. Treasury Securities	—	108,859,187	—
U.S. Government Agency Mortgage-Backed Securities	—	58,958,994	—
Corporate Bonds	—	50,899,929	—
Sovereign Governments and Agencies	—	39,699,832	—
Commercial Paper	—	21,845,786	—
Municipal Securities	—	18,697,634	—
U.S. Government Agency Securities	—	10,069,276	—
Commercial Mortgage-Backed Securities	—	7,811,756	—
Collateralized Mortgage Obligations	—	1,352,150	—
Exchange-Traded Funds	476,872	—	—
Convertible Preferred Stocks	—	87,634	—
Rights	—	21,804	—
Preferred Stocks	—	21,356	—
Temporary Cash Investments	13,965,328	—	—
Total Value of Investment Securities	$231,226,544	$353,619,587	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(125,431)	—

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7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

48

Value of Derivative Instruments as of May 31, 2012
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$188,271	Unrealized loss on forward foreign currency exchange contracts	$313,702

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2012
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$11,425	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(30,808)
Equity Price Risk	Net realized gain (loss) on futures contract transactions	12,519	Change in net unrealized appreciation (depreciation) on futures contracts	(3,672)
		$23,944		$(34,480)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$537,313,330
Gross tax appreciation of investments	$57,550,018
Gross tax depreciation of investments	(10,017,217)
Net tax appreciation (depreciation) of investments	$47,532,801

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

49

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:				Portfolio Turnover Rate
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)			Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$5.60	0.04	0.18	0.22	(0.04)	(0.10)	(0.14)	$5.68	3.92%	1.00	%(4)	1.54	%(4)	35%	$243,203
2011	$5.39	0.10	0.21	0.31	(0.10)	—	(0.10)	$5.60	5.71%	1.00%		1.73%		78%	$229,957
2010	$5.13	0.09	0.26	0.35	(0.09)	—	(0.09)	$5.39	6.85%	1.00%		1.68%		74%	$230,058
2009	$4.47	0.10	0.66	0.76	(0.10)	—	(0.10)	$5.13	17.18%	1.00%		2.19%		128%	$224,600
2008	$5.98	0.14	(1.13)	(0.99)	(0.15)	(0.37)	(0.52)	$4.47	(17.93)%	0.99%		2.58%		168%	$190,824
2007	$5.84	0.16	0.31	0.47	(0.16)	(0.17)	(0.33)	$5.98	8.31%	0.99%		2.67%		172%	$303,358
Institutional Class
2012(3)	$5.60	0.05	0.18	0.23	(0.04)	(0.10)	(0.14)	$5.69	4.20%	0.80	%(4)	1.74	%(4)	35%	$67,460
2011	$5.39	0.11	0.21	0.32	(0.11)	—	(0.11)	$5.60	5.92%	0.80%		1.93%		78%	$64,086
2010	$5.13	0.10	0.26	0.36	(0.10)	—	(0.10)	$5.39	7.06%	0.80%		1.88%		74%	$57,330
2009	$4.47	0.11	0.66	0.77	(0.11)	—	(0.11)	$5.13	17.41%	0.80%		2.39%		128%	$126,394
2008	$5.98	0.15	(1.13)	(0.98)	(0.16)	(0.37)	(0.53)	$4.47	(17.76)%	0.79%		2.78%		168%	$120,336
2007	$5.85	0.17	0.30	0.47	(0.17)	(0.17)	(0.34)	$5.98	8.34%	0.79%		2.87%		172%	$160,230

50

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:				Portfolio Turnover Rate
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)			Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$5.60	0.04	0.17	0.21	(0.03)	(0.10)	(0.13)	$5.68	3.80%	1.25	%(4)	1.29	%(4)	35%	$222,877
2011	$5.38	0.08	0.22	0.30	(0.08)	—	(0.08)	$5.60	5.64%	1.25%		1.48%		78%	$213,039
2010	$5.13	0.07	0.25	0.32	(0.07)	—	(0.07)	$5.38	6.38%	1.25%		1.43%		74%	$212,820
2009	$4.47	0.09	0.65	0.74	(0.08)	—	(0.08)	$5.13	16.89%	1.25%		1.94%		128%	$214,683
2008	$5.98	0.12	(1.12)	(1.00)	(0.14)	(0.37)	(0.51)	$4.47	(18.13)%	1.24%		2.33%		168%	$186,277
2007	$5.84	0.14	0.31	0.45	(0.14)	(0.17)	(0.31)	$5.98	8.04%	1.24%		2.42%		172%	$176,001
B Class
2012(3)	$5.59	0.02	0.17	0.19	(0.01)	(0.10)	(0.11)	$5.67	3.48%	2.00	%(4)	0.54	%(4)	35%	$3,878
2011	$5.38	0.04	0.21	0.25	(0.04)	—	(0.04)	$5.59	4.67%	2.00%		0.73%		78%	$4,162
2010	$5.12	0.04	0.25	0.29	(0.03)	—	(0.03)	$5.38	5.78%	2.00%		0.68%		74%	$4,752
2009	$4.46	0.05	0.66	0.71	(0.05)	—	(0.05)	$5.12	16.05%	2.00%		1.19%		128%	$5,381
2008	$5.97	0.08	(1.12)	(1.04)	(0.10)	(0.37)	(0.47)	$4.46	(18.79)%	1.99%		1.58%		168%	$3,970
2007	$5.83	0.10	0.31	0.41	(0.10)	(0.17)	(0.27)	$5.97	7.25%	1.99%		1.67%		172%	$4,129
C Class
2012(3)	$5.59	0.02	0.17	0.19	(0.01)	(0.10)	(0.11)	$5.67	3.48%	2.00	%(4)	0.54	%(4)	35%	$33,614
2011	$5.38	0.04	0.21	0.25	(0.04)	—	(0.04)	$5.59	4.66%	2.00%		0.73%		78%	$32,205
2010	$5.12	0.04	0.25	0.29	(0.03)	—	(0.03)	$5.38	5.78%	2.00%		0.68%		74%	$29,329
2009	$4.46	0.05	0.66	0.71	(0.05)	—	(0.05)	$5.12	16.05%	2.00%		1.19%		128%	$29,468
2008	$5.97	0.08	(1.12)	(1.04)	(0.10)	(0.37)	(0.47)	$4.46	(18.79)%	1.99%		1.58%		168%	$18,626
2007	$5.83	0.10	0.31	0.41	(0.10)	(0.17)	(0.27)	$5.97	7.25%	1.99%		1.67%		172%	$15,954

51

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data									Ratios and Supplemental Data
Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:		Portfolio Turnover Rate
	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)		Net Assets, End of Period (in thousands)
R Class
2012(3)	$5.59	0.03	0.18	0.21	(0.02)	(0.10)	(0.12)	$5.68	3.86%	1.50	%(4)	1.04	%(4)	35%	$12,480
2011	$5.38	0.07	0.21	0.28	(0.07)	—	(0.07)	$5.59	5.19%	1.50%		1.23%		78%	$11,364
2010	$5.12	0.06	0.26	0.32	(0.06)	—	(0.06)	$5.38	6.32%	1.50%		1.18%		74%	$11,677
2009	$4.46	0.08	0.65	0.73	(0.07)	—	(0.07)	$5.12	16.63%	1.50%		1.69%		128%	$7,718
2008	$5.97	0.11	(1.13)	(1.02)	(0.12)	(0.37)	(0.49)	$4.46	(18.38)%	1.49%		2.08%		168%	$2,052
2007	$5.84	0.13	0.30	0.43	(0.13)	(0.17)	(0.30)	$5.97	7.60%	1.49%		2.17%		172%	$961

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2012 (unaudited).

(4)	Annualized.

(5)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

52

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

53

Notes

54

Notes

55

Notes

56

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Strategic Asset Allocations, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75495   1207

SEMIANNUAL REPORT          |          MAY 31, 2012

Strategic Allocation: Moderate Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	51
Statement of Operations	52
Statement of Changes in Net Assets	53
Notes to Financial Statements	54
Financial Highlights	61
Additional Information	64

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated November 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

The six-month period covered by this report began in late 2011 on a relatively strong note, with market values, yields, and investor activity reflecting optimism for 2012. Concerns about the European sovereign debt crisis had eased somewhat. Renewed optimism (similar to early in the first quarter of 2011) inspired investors to generally favor stocks over bonds, and higher-yielding investments over lower-yielding.

This risk-tolerant attitude prevailed through March 2012, but broke down in April and May. During the first four months, investor optimism helped push equities—both domestic and foreign—to double-digit returns. In contrast, the U.S. Treasury market suffered negative returns.

But trends reversed during the final two months of the reporting period. Several U.S. growth indicators slowed, and Europe’s sovereign debt crisis turned for the worse. Spain’s banking sector deteriorated, and Greece’s failure to form a coalition government after elections in May led to concerns that the country might leave the eurozone. Investor preferences generally shifted from stocks to safe-haven assets, particularly U.S. Treasuries.

As a result, investment returns for the six months were mixed. The biggest gainers included long-maturity U.S. government and municipal bonds, and high-yield bonds. The biggest decliners included commodities and international stocks, particularly European stocks. Between those extremes were middling returns for broad U.S. indices—the S&P 500 Index advanced 6.23%, while its bond counterpart, the Barclays U.S. Aggregate Bond Index, advanced 3.46%.

In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach. We appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

Performance

Total Returns as of May 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWSMX	3.97%	-1.52%	1.78%	5.53%	6.62%	2/15/96
S&P 500 Index	—	6.23%	-0.41%	-0.92%	4.14%	6.41%(2)	—
Barclays U.S. Aggregate Bond Index	—	3.46%	7.12%	6.72%	5.72%	6.28%(2)	—
Barclays U.S. 1–3 Month Treasury Bill Index	—	0.03%	0.04%	0.95%	1.78%	2.96%(2)	—
Institutional Class	ASAMX	4.23%	-1.18%	2.01%	5.75%	4.40%	8/1/00
A Class(3) No sales charge* With sales charge*	ACOAX	3.87% -2.03%	-1.75% -7.39%	1.53% 0.35%	5.27% 4.65%	6.22% 5.82%	10/2/96
B Class No sales charge* With sales charge*	ASTBX	3.50% -1.50%	-2.46% -6.46%	0.77% 0.58%	— —	4.44% 4.44%	9/30/04
C Class No sales charge* With sales charge*	ASTCX	3.49% 2.49%	-2.46% -2.46%	0.77% 0.77%	4.50% 4.50%	4.66% 4.66%	10/2/01
R Class	ASMRX	3.81%	-1.94%	1.29%	—	5.56%	8/29/03

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 2/29/96, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.08%	0.88%	1.33%	2.08%	2.08%	1.58%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

MAY 31, 2012
Top Ten Equity Holdings	% of net assets
Apple, Inc.	1.2%
Exxon Mobil Corp.	0.9%
Chevron Corp.	0.8%
Microsoft Corp.	0.7%
Johnson & Johnson	0.6%
Pfizer, Inc.	0.6%
International Business Machines Corp.	0.6%
Wells Fargo & Co.	0.5%
JPMorgan Chase & Co.	0.5%
General Electric Co.	0.5%

Geographic Composition of Equity Holdings	% of net assets
United States	46.2%
United Kingdom	1.9%
Switzerland	1.5%
Japan	1.3%
Other Countries	11.5%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.4 years
Average Duration (effective)	4.6 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	46.1%
Foreign Common Stocks	16.2%
U.S. Treasury Securities	10.8%
Corporate Bonds	9.6%
U.S. Government Agency Mortgage-Backed Securities	5.9%
Sovereign Governments and Agencies	2.9%
Municipal Securities	2.4%
Commercial Paper	2.4%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.6%
U.S. Government Agency Securities	0.4%
Exchange-Traded Funds	0.1%
Convertible Preferred Stocks	—*
Asset-Backed Securities	—*
Preferred Stocks	—*
Temporary Cash Investments	1.4%
Other Assets and Liabilities	0.3%
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee.  If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period(1) 12/1/11 – 5/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,039.70	$5.46	1.07%
Institutional Class	$1,000	$1,042.30	$4.44	0.87%
A Class	$1,000	$1,038.70	$6.73	1.32%
B Class	$1,000	$1,035.00	$10.53	2.07%
C Class	$1,000	$1,034.90	$10.53	2.07%
R Class	$1,000	$1,038.10	$8.00	1.57%
Hypothetical
Investor Class	$1,000	$1,019.65	$5.40	1.07%
Institutional Class	$1,000	$1,020.65	$4.39	0.87%
A Class	$1,000	$1,018.40	$6.66	1.32%
B Class	$1,000	$1,014.65	$10.43	2.07%
C Class	$1,000	$1,014.65	$10.43	2.07%
R Class	$1,000	$1,017.15	$7.92	1.57%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

MAY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value
Common Stocks — 62.3%
AEROSPACE AND DEFENSE — 1.6%
AAR Corp.	1,789	$21,557
Aerovironment, Inc.(1)	1,160	25,845
Alliant Techsystems, Inc.	289	14,146
American Science & Engineering, Inc.	3,575	173,209
Astronics Corp.(1)	603	15,389
BE Aerospace, Inc.(1)	40,200	1,741,464
Ceradyne, Inc.	335	8,439
Curtiss-Wright Corp.	2,000	60,780
European Aeronautic Defence and Space Co. NV	53,350	1,785,735
Exelis, Inc.	30,613	306,130
General Dynamics Corp.	10,856	694,893
Hexcel Corp.(1)	15,757	384,156
Honeywell International, Inc.	44,962	2,502,585
L-3 Communications Holdings, Inc.	10,766	734,133
Moog, Inc., Class A(1)	943	35,853
National Presto Industries, Inc.	677	45,400
Northrop Grumman Corp.	52,255	3,069,981
Orbital Sciences Corp.(1)	1,783	19,952
Precision Castparts Corp.	7,088	1,178,096
Raytheon Co.	29,558	1,487,358
Spirit Aerosystems Holdings, Inc. Class A(1)	38,100	878,967
Teledyne Technologies, Inc.(1)	583	34,735
Textron, Inc.	25,939	612,939
TransDigm Group, Inc.(1)	17,300	2,127,900
Triumph Group, Inc.	5,054	302,431
United Technologies Corp.	67,424	4,996,793
Zodiac Aerospace	18,960	1,848,094
		25,106,960
AIR FREIGHT AND LOGISTICS — 0.5%
FedEx Corp.	25,133	2,240,356
Hyundai Glovis Co. Ltd.	4,096	723,589
United Parcel Service, Inc., Class B	64,270	4,816,394
UTi Worldwide, Inc.	1,604	25,086
		7,805,425
AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	1,790	61,397
JetBlue Airways Corp.(1)	5,054	26,433
Southwest Airlines Co.	216,509	1,955,076
		2,042,906
AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc.(1)	21,386	198,034
Autoliv, Inc.	14,558	841,598
BorgWarner, Inc.(1)	34,088	2,445,814
Cooper Tire & Rubber Co.	2,224	34,428
Dana Holding Corp.	5,892	78,481
Delphi Automotive plc(1)	18,300	531,249
Lear Corp.	849	33,833
Pirelli & C SpA	116,180	1,151,408
Standard Motor Products, Inc.	2,596	35,072
Tenneco, Inc.(1)	905	24,571
		5,374,488
AUTOMOBILES — 0.7%
Bayerische Motoren Werke AG	16,437	1,241,818
Brilliance China Automotive Holdings Ltd.(1)	494,000	484,354
Ford Motor Co.	146,650	1,548,624
Harley-Davidson, Inc.	19,649	946,689
Hyundai Motor Co.	11,254	2,326,605
Kia Motors Corp.	12,019	816,712
PT Astra International Tbk	45,000	307,819
Tata Motors Ltd.	125,246	519,651
Tofas Turk Otomobil Fabrikasi	125,110	425,364
Toyota Motor Corp.	62,700	2,432,466
		11,050,102
BEVERAGES — 1.4%
Anheuser-Busch InBev NV	27,475	1,860,014
Beam, Inc.	16,428	994,880
Boston Beer Co., Inc., Class A(1)	523	54,836
Brown-Forman Corp., Class B	4,211	367,115
Cia de Bebidas das Americas Preference Shares ADR	34,513	1,323,573
Coca-Cola Co. (The)	64,778	4,840,860

Shares/ Principal Amount	Value
Coca-Cola Enterprises, Inc.	9,737	$266,404
Coca-Cola Femsa SAB de CV ADR	1,393	160,251
Constellation Brands, Inc., Class A(1)	75,882	1,463,764
Dr Pepper Snapple Group, Inc.	31,200	1,287,312
Fomento Economico Mexicano SAB de CV ADR	9,593	756,216
Monster Beverage Corp.(1)	30,542	2,217,349
PepsiCo, Inc.	59,922	4,065,708
Pernod-Ricard SA	25,249	2,466,412
Primo Water Corp.(1)	7,700	9,548
		22,134,242
BIOTECHNOLOGY — 1.0%
Achillion Pharmaceuticals, Inc.(1)	2,050	14,719
Acorda Therapeutics, Inc.(1)	1,398	30,742
Alexion Pharmaceuticals, Inc.(1)	27,089	2,453,451
Alkermes plc(1)	3,081	48,125
Amgen, Inc.	71,170	4,947,738
ARIAD Pharmaceuticals, Inc.(1)	5,008	82,983
Biogen Idec, Inc.(1)	7,283	952,252
Cepheid, Inc.(1)	24,572	929,559
Cubist Pharmaceuticals, Inc.(1)	2,012	80,722
Exelixis, Inc.(1)	5,049	23,377
Gilead Sciences, Inc.(1)	30,795	1,538,210
Grifols SA(1)	93,916	2,130,353
Halozyme Therapeutics, Inc.(1)	2,939	22,454
ImmunoGen, Inc.(1)	1,916	26,843
Incyte Corp. Ltd.(1)	2,849	60,712
InterMune, Inc.(1)	1,150	11,995
Ironwood Pharmaceuticals, Inc.(1)	1,917	22,851
Isis Pharmaceuticals, Inc.(1)	3,506	34,674
Medivation, Inc.(1)	3,166	266,672
Momenta Pharmaceuticals, Inc.(1)	1,556	21,457
NPS Pharmaceuticals, Inc.(1)	3,179	25,082
Onyx Pharmaceuticals, Inc.(1)	2,086	95,497
PDL BioPharma, Inc.	3,987	25,876
Regeneron Pharmaceuticals, Inc.(1)	4,500	610,425
Seattle Genetics, Inc.(1)	3,144	61,245
Theravance, Inc.(1)	1,951	40,366
United Therapeutics Corp.(1)	28,970	1,281,633
		15,840,013
BUILDING PRODUCTS — 0.1%
Apogee Enterprises, Inc.	5,664	83,714
Builders FirstSource, Inc.(1)	21,964	86,978
Fortune Brands Home & Security, Inc.(1)	32,800	741,936
Nortek, Inc.(1)	200	9,586
Simpson Manufacturing Co., Inc.	641	17,813
		940,027
CAPITAL MARKETS — 0.9%
Affiliated Managers Group, Inc.(1)	9,400	968,858
Ameriprise Financial, Inc.	28,870	1,383,450
Apollo Investment Corp.	9,974	74,207
Ares Capital Corp.	2,391	36,080
Artio Global Investors, Inc.	1,692	5,161
Bank of New York Mellon Corp. (The)	50,380	1,025,737
BlackRock Kelso Capital Corp.	1,890	17,766
BlackRock, Inc.	14,168	2,419,894
Charles Schwab Corp. (The)	69,656	867,914
Fifth Street Finance Corp.	2,529	24,051
Franklin Resources, Inc.	1,626	173,640
Goldman Sachs Group, Inc. (The)	15,670	1,499,619
Hercules Technology Growth Capital, Inc.	3,328	35,144
HFF, Inc., Class A(1)	5,002	65,426
Janus Capital Group, Inc.	10,620	77,526
Jefferies Group, Inc.	25,300	338,008
KKR & Co. LP	59,400	697,950
Knight Capital Group, Inc., Class A(1)	1,936	24,335
MCG Capital Corp.	1,484	6,544
Morgan Stanley	30,260	404,274
Northern Trust Corp.	51,392	2,219,107
PennantPark Investment Corp.	6,850	66,787
Prospect Capital Corp.	2,373	25,557
State Street Corp.	8,095	333,595

Shares/ Principal Amount	Value
Triangle Capital Corp.	3,534	$71,882
UBS AG(1)	111,457	1,256,451
Waddell & Reed Financial, Inc.	1,739	49,927
WisdomTree Investments, Inc.(1)	3,348	22,365
		14,191,255
CHEMICALS — 1.5%
Airgas, Inc.	19,400	1,684,114
Albemarle Corp.	18,200	1,104,740
BASF SE	19,620	1,367,787
Celanese Corp.	11,400	453,834
CF Industries Holdings, Inc.	12,417	2,122,810
China BlueChemical Ltd. H Shares(1)	736,000	508,270
Christian Hansen Holding A/S	36,213	1,008,729
E.I. du Pont de Nemours & Co.	40,138	1,937,060
Eastman Chemical Co.	11,200	521,472
Ferro Corp.(1)	2,208	9,803
Flotek Industries, Inc.(1)	6,308	67,180
FMC Corp.	20,200	1,029,594
Georgia Gulf Corp.(1)	702	20,891
H.B. Fuller Co.	3,816	116,006
Hawkins, Inc.	1,510	49,845
Innophos Holdings, Inc.	1,138	57,446
Intrepid Potash, Inc.(1)	3,247	63,739
Koppers Holdings, Inc.	834	29,282
Kraton Performance Polymers, Inc.(1)	1,153	22,034
LG Chem Ltd.	1,048	258,393
LyondellBasell Industries NV, Class A	41,429	1,634,788
Mexichem SAB de CV	133,541	463,897
Minerals Technologies, Inc.	9,512	601,824
Monsanto Co.	45,688	3,527,114
Olin Corp.	18,198	348,856
OM Group, Inc.(1)	1,378	25,093
PPG Industries, Inc.	11,409	1,180,147
Rockwood Holdings, Inc.(1)	20,717	1,002,703
Sensient Technologies Corp.	730	26,660
Syngenta AG	7,903	2,530,327
TPC Group, Inc.(1)	1,505	47,543
Tredegar Corp.	2,539	34,403
		23,856,384
COMMERCIAL BANKS — 3.3%
American National Bankshares, Inc.	2,642	57,569
Banco Bilbao Vizcaya Argentaria SA	152,502	867,794
Banco Latinoamericano de Comercio Exterior SA E Shares	2,949	57,506
Bancorp, Inc.(1)	3,108	28,252
BancorpSouth, Inc.	4,898	66,074
Bank of Montreal	30,328	1,618,909
Bank of Nova Scotia	15,562	798,102
BB&T Corp.	19,242	581,493
BNP Paribas SA	30,446	968,456
BOK Financial Corp.	1,108	61,771
Boston Private Financial Holdings, Inc.	8,466	76,363
Cathay General Bancorp.	4,575	75,854
China Minsheng Banking Corp. Ltd. H Shares	840,000	801,953
City National Corp.	7,199	357,646
Columbia Banking System, Inc.	1,701	30,822
Comerica, Inc.	53,228	1,619,196
Commerce Bancshares, Inc.	30,594	1,185,212
Commonwealth Bank of Australia	30,802	1,482,208
Community Bank System, Inc.	2,694	71,687
Credicorp Ltd.	13,486	1,682,648
Cullen/Frost Bankers, Inc.	9,072	516,106
CVB Financial Corp.	2,626	28,597
DBS Group Holdings Ltd.	97,000	995,142
East West Bancorp., Inc.	26,465	592,551
F.N.B. Corp.	5,628	59,769
First Financial Bancorp	2,439	37,463
First Horizon National Corp.	19,940	169,091
First Interstate Bancsystem, Inc.	2,769	38,628
First Midwest Bancorp., Inc.	3,413	34,437
First Republic Bank(1)	740	23,236
FirstMerit Corp.	3,349	53,249
Fulton Financial Corp.	12,314	124,741
Grupo Financiero Banorte SAB de CV	122,351	546,778
HDFC Bank Ltd. ADR(1)	18,526	517,987
HDFC Bank Ltd.	69,381	625,396

Shares/ Principal Amount	Value
Heritage Financial Corp.	4,673	$64,721
Home Bancshares, Inc.	3,783	106,416
HSBC Holdings plc	198,498	1,566,440
ICICI Bank Ltd. ADR	10,701	301,233
Industrial & Commercial Bank of China Ltd. H Shares	1,809,700	1,100,526
Itau Unibanco Holding SA Preference Shares	76,100	1,098,382
Kasikornbank PCL NVDR	477,300	2,325,365
Lakeland Financial Corp.	2,225	57,160
Lloyds Banking Group plc(1)	2,626,092	1,027,213
MB Financial, Inc.	1,815	36,863
Mitsubishi UFJ Financial Group, Inc.	247,500	1,073,890
National Bankshares, Inc.	1,824	52,896
Old National Bancorp.	3,243	37,586
Pacific Continental Corp.	4,147	37,323
Park Sterling Corp.(1)	9,469	42,137
Pinnacle Financial Partners, Inc.(1)	2,861	48,809
PNC Financial Services Group, Inc.	46,293	2,843,316
Powszechna Kasa Oszczednosci Bank Polski SA	42,387	382,500
PT Bank Mandiri (Persero) Tbk	1,600,301	1,174,689
PT Bank Rakyat Indonesia (Persero) Tbk	477,500	287,008
Sberbank of Russia	788,635	1,953,449
Signature Bank(1)	1,019	62,577
Standard Chartered plc	60,743	1,225,448
SunTrust Banks, Inc.	21,002	481,366
Susquehanna Bancshares, Inc.	6,192	59,629
Swedbank AB A Shares	67,247	955,316
TCF Financial Corp.	11,236	132,472
Texas Capital Bancshares, Inc.(1)	3,334	129,293
Trico Bancshares	3,437	52,758
Trustmark Corp.	2,923	71,380
Turkiye Garanti Bankasi AS	449,824	1,442,524
U.S. Bancorp	175,767	5,468,111
UMB Financial Corp.	1,274	62,133
Umpqua Holdings Corp.	3,096	39,722
United Bankshares, Inc.	1,257	32,204
Washington Banking Co.	2,530	34,332
Webster Financial Corp.	1,256	25,459
Wells Fargo & Co.	264,448	8,475,558
Westamerica Bancorp.	14,966	669,130
Wintrust Financial Corp.	1,018	34,622
		51,924,642
COMMERCIAL SERVICES AND SUPPLIES — 0.5%
ABM Industries, Inc.	1,191	25,571
Aggreko plc	37,135	1,257,969
Avery Dennison Corp.	17,490	509,134
Brink’s Co. (The)	1,472	33,517
Clean Harbors, Inc.(1)	18,500	1,148,295
Deluxe Corp.	3,933	90,931
G&K Services, Inc., Class A	2,987	87,161
Metalico, Inc.(1)	11,050	27,956
Republic Services, Inc.	110,649	2,916,708
Stericycle, Inc.(1)	13,500	1,178,010
SYKES Enterprises, Inc.(1)	4,584	68,989
Team, Inc.(1)	394	10,512
US Ecology, Inc.	2,056	35,384
Waste Management, Inc.	13,177	427,462
		7,817,599
COMMUNICATIONS EQUIPMENT — 0.7%
AAC Technologies Holdings, Inc.	254,000	801,773
Aruba Networks, Inc.(1)	1,949	25,610
Bel Fuse, Inc., Class B	3,581	58,299
Cisco Systems, Inc.	279,065	4,557,132
Emulex Corp.(1)	2,313	15,543
F5 Networks, Inc.(1)	9,328	965,261
Harris Corp.	6,652	264,617
InterDigital, Inc.	876	21,628
Motorola Solutions, Inc.	30,761	1,478,989
Netgear, Inc.(1)	2,649	83,152
Oplink Communications, Inc.(1)	2,169	27,807
Plantronics, Inc.	797	23,982
Polycom, Inc.(1)	2,988	34,183
Procera Networks, Inc.(1)	4,826	100,863
QUALCOMM, Inc.	39,901	2,286,726
Research In Motion Ltd.(1)	10,004	103,341
Sycamore Networks, Inc.(1)	3,357	44,514
Tellabs, Inc.	7,846	28,716
Tessco Technologies, Inc.	1,338	25,636
ZTE Corp. H Shares	161,680	320,379
		11,268,151

Shares/ Principal Amount	Value
COMPUTERS AND PERIPHERALS — 2.0%
Apple, Inc.(1)	34,051	$19,672,284
Catcher Technology Co. Ltd.	85,000	539,651
Datalink Corp.(1)	2,699	26,774
Dell, Inc.(1)	114,829	1,415,842
Electronics for Imaging, Inc.(1)	3,429	50,543
EMC Corp.(1)	75,274	1,795,285
Gemalto NV	8,303	528,836
Hewlett-Packard Co.	78,220	1,774,030
Lenovo Group Ltd.	1,066,000	906,468
Lexmark International, Inc., Class A	693	17,332
QLogic Corp.(1)	14,835	201,904
SanDisk Corp.(1)	18,256	596,971
Seagate Technology plc	75,329	1,764,959
Synaptics, Inc.(1)	818	21,939
Western Digital Corp.(1)	57,385	1,801,315
		31,114,133
CONSTRUCTION AND ENGINEERING — 0.3%
Chicago Bridge & Iron Co. NV New York Shares	57,543	2,068,095
Comfort Systems USA, Inc.	732	6,647
Dycom Industries, Inc.(1)	2,406	47,109
EMCOR Group, Inc.	1,817	49,695
Granite Construction, Inc.	5,854	134,174
KBR, Inc.	17,600	448,272
Larsen & Toubro Ltd.	10,000	208,806
Pike Electric Corp.(1)	6,724	48,547
Quanta Services, Inc.(1)	26,300	593,854
URS Corp.	37,828	1,368,239
		4,973,438
CONSTRUCTION MATERIALS — 0.2%
Cemex SAB de CV ADR(1)	22,738	125,969
Eagle Materials, Inc.	2,725	87,472
HeidelbergCement AG	24,384	1,057,691
PT Semen Gresik (Persero) Tbk	447,500	521,290
Siam Cement PCL NVDR	68,000	730,976
		2,523,398
CONSUMER FINANCE — 0.3%
American Express Co.	52,588	2,935,988
Cash America International, Inc.	24,388	1,084,778
Discover Financial Services	42,700	1,413,797
		5,434,563
CONTAINERS AND PACKAGING — 0.1%
Bemis Co., Inc.	39,181	1,189,535
Rock-Tenn Co., Class A	12,200	629,398
Sonoco Products Co.	622	19,139
		1,838,072
DISTRIBUTORS†
Core-Mark Holding Co., Inc.	725	31,530
Li & Fung Ltd.	168,000	308,227
		339,757
DIVERSIFIED CONSUMER SERVICES — 0.2%
Apollo Group, Inc., Class A(1)	2,153	68,508
Coinstar, Inc.(1)	27,086	1,663,893
ITT Educational Services, Inc.(1)	23,781	1,353,139
Sotheby’s	2,474	75,457
Steiner Leisure, Ltd.(1)	930	42,622
		3,203,619
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Bank of America Corp.	438,404	3,222,269
CBOE Holdings, Inc.	1,257	31,739
Citigroup, Inc.	98,987	2,624,145
Compass Diversified Holdings	2,969	38,953
JPMorgan Chase & Co.	253,241	8,394,939
MarketAxess Holdings, Inc.	3,536	114,178
McGraw-Hill Cos., Inc. (The)	13,800	598,644
ORIX Corp.	20,620	1,784,120
		16,808,987
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc.	211,857	7,239,154
CenturyLink, Inc.	72,657	2,849,608
China Unicom Ltd. ADR	74,983	1,030,266
China Unicom Ltd.	104,000	142,837
Premiere Global Services, Inc.(1)	7,117	59,498
Telenor ASA	48,955	715,323
tw telecom, inc.(1)	38,605	895,250
Verizon Communications, Inc.	164,161	6,835,664
		19,767,600

Shares/ Principal Amount	Value
ELECTRIC UTILITIES — 0.9%
American Electric Power Co., Inc.	54,229	$2,088,359
Cleco Corp.	5,357	218,780
E.ON AG	19,633	358,802
El Paso Electric Co.	2,440	74,884
Empire District Electric Co. (The)	48,064	963,683
Exelon Corp.	18,740	693,005
Great Plains Energy, Inc.	76,704	1,527,944
IDACORP, Inc.	11,337	445,431
Northeast Utilities	16,937	609,901
NV Energy, Inc.	103,448	1,789,650
Pinnacle West Capital Corp.	21,480	1,060,682
PNM Resources, Inc.	3,204	59,755
Portland General Electric Co.	26,886	676,183
PPL Corp.	33,800	925,106
Unitil Corp.	1,337	35,578
Westar Energy, Inc.	43,165	1,235,382
Xcel Energy, Inc.	69,000	1,933,380
		14,696,505
ELECTRICAL EQUIPMENT — 0.2%
ABB Ltd. ADR(1)	5,566	87,998
Brady Corp., Class A	19,572	537,056
Emerson Electric Co.	9,856	460,965
Encore Wire Corp.	4,251	106,317
Franklin Electric Co., Inc.	1,168	57,139
II-VI, Inc.(1)	1,537	29,049
LSI Industries, Inc.	3,330	20,380
Rockwell Automation, Inc.	7,023	509,238
Schneider Electric SA	18,308	975,012
		2,783,154
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Audience, Inc.(1)	363	6,432
Badger Meter, Inc.	766	27,660
Benchmark Electronics, Inc.(1)	2,740	37,100
Brightpoint, Inc.(1)	5,336	25,986
Cognex Corp.	4,133	144,614
Coherent, Inc.(1)	616	27,190
Electro Scientific Industries, Inc.	2,346	25,876
FARO Technologies, Inc.(1)	777	35,843
Hitachi Ltd.	64,000	366,718
Hon Hai Precision Industry Co. Ltd.	949,645	2,783,903
Key Tronic Corp.(1)	2,966	28,740
Littelfuse, Inc.	3,137	180,503
Methode Electronics, Inc.	4,931	37,032
Molex, Inc., Class A	20,345	401,610
Murata Manufacturing Co. Ltd.	26,600	1,381,598
OSI Systems, Inc.(1)	1,634	104,282
Park Electrochemical Corp.	3,259	76,456
Plexus Corp.(1)	1,264	35,392
TE Connectivity Ltd.	17,380	546,080
Tech Data Corp.(1)	19,739	939,774
Trimble Navigation Ltd.(1)	33,575	1,583,565
		8,796,354
ENERGY EQUIPMENT AND SERVICES — 1.3%
Atwood Oceanics, Inc.(1)	12,200	466,162
Baker Hughes, Inc.	29,160	1,216,847
Bristow Group, Inc.	601	24,070
Cal Dive International, Inc.(1)	29,660	76,226
Core Laboratories NV	11,652	1,490,291
Helix Energy Solutions Group, Inc.(1)	98,795	1,692,358
Helmerich & Payne, Inc.	4,049	183,420
Hornbeck Offshore Services, Inc.(1)	11,520	384,653
Mitcham Industries, Inc.(1)	5,876	111,056
National Oilwell Varco, Inc.	40,290	2,689,357
Oceaneering International, Inc.	34,495	1,594,359
Oil States International, Inc.(1)	11,600	772,212
Petrofac Ltd.	102,657	2,447,586
Pioneer Drilling Co.(1)	6,209	46,195
Saipem SpA	55,536	2,156,247
Schlumberger Ltd.	60,405	3,820,616
Superior Energy Services, Inc.(1)	2,826	61,155
Technip SA	17,268	1,573,848
Tetra Technologies, Inc.(1)	6,207	39,663
Unit Corp.(1)	1,094	43,530
		20,889,851
FOOD AND STAPLES RETAILING — 1.2%
Andersons, Inc. (The)	3,740	162,877
BIM Birlesik Magazalar AS	13,662	553,147
Chefs’ Warehouse, Inc. (The)(1)	1,385	26,384
Clicks Group Ltd.	83,668	461,105
Costco Wholesale Corp.	13,171	1,137,843

Shares/ Principal Amount	Value
CP ALL PCL	667,200	$718,265
CVS Caremark Corp.	85,727	3,852,571
Harris Teeter Supermarkets, Inc.	324	12,160
Jeronimo Martins SGPS SA	88,286	1,568,165
Kroger Co. (The)	53,160	1,170,052
Lawson, Inc.	24,400	1,709,495
Magnit OJSC GDR(1)	46,455	1,142,793
SUPERVALU, Inc.	7,988	36,106
SYSCO Corp.	17,512	488,760
Village Super Market, Inc., Class A	1,655	41,375
Wal-Mart de Mexico SAB de CV	248,077	599,352
Wal-Mart Stores, Inc.	30,944	2,036,734
Weis Markets, Inc.	2,140	93,390
Whole Foods Market, Inc.	34,737	3,078,045
		18,888,619
FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	70,780	2,256,466
BRF - Brasil Foods SA	39,300	607,763
Bunge Ltd.	25,895	1,540,753
Campbell Soup Co.	65,990	2,091,883
ConAgra Foods, Inc.	94,790	2,383,968
Danone SA	31,514	2,022,002
Darling International, Inc.(1)	8,262	115,751
Dean Foods Co.(1)	3,337	52,191
Dole Food Co., Inc.(1)	3,696	32,820
General Mills, Inc.	17,590	673,345
H.J. Heinz Co.	6,765	359,086
Hershey Co. (The)	13,065	873,526
J&J Snack Foods Corp.	2,717	149,625
Kellogg Co.	28,045	1,368,035
Kraft Foods, Inc., Class A	25,510	976,268
McCormick & Co., Inc.	14,800	834,128
Mead Johnson Nutrition Co.	26,261	2,120,313
Nestle SA	69,590	3,943,923
Orion Corp.	611	498,015
PT Charoen Pokphand Indonesia Tbk	1,694,500	473,198
Ralcorp Holdings, Inc.(1)	24,483	1,555,895
Snyders-Lance, Inc.	2,001	51,606
Tyson Foods, Inc., Class A	81,719	1,582,897
		26,563,457
GAS UTILITIES — 0.1%
AGL Resources, Inc.	30,842	1,155,958
Atmos Energy Corp.	2,395	79,370
Chesapeake Utilities Corp.	468	19,778
Laclede Group, Inc. (The)	1,340	51,067
ONEOK, Inc.	10,600	879,694
South Jersey Industries, Inc.	716	34,662
WGL Holdings, Inc.	1,720	66,994
		2,287,523
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.3%
Abaxis, Inc.(1)	845	27,665
Align Technology, Inc.(1)	1,997	62,366
Arthrocare Corp.(1)	1,041	27,253
Becton, Dickinson and Co.	12,990	949,959
Boston Scientific Corp.(1)	106,235	609,789
CareFusion Corp.(1)	65,108	1,578,218
Cie Generale d’Optique Essilor International SA	12,513	1,068,829
Cooper Cos., Inc. (The)	11,476	977,526
Covidien plc	26,753	1,385,270
Cutera, Inc.(1)	3,592	24,821
Cyberonics, Inc.(1)	941	36,275
DENTSPLY International, Inc.	13,384	495,208
DexCom, Inc.(1)	2,277	24,478
Edwards Lifesciences Corp.(1)	6,846	584,443
Elekta AB B Shares	11,433	548,161
Getinge AB B Shares	23,284	578,534
Haemonetics Corp.(1)	858	59,811
HeartWare International, Inc.(1)	409	33,280
Hill-Rom Holdings, Inc.	10,311	303,246
ICU Medical, Inc.(1)	1,064	54,743
IDEXX Laboratories, Inc.(1)	12,012	1,019,098
Insulet Corp.(1)	1,666	30,688
Integra LifeSciences Holdings Corp.(1)	2,644	93,888
Intuitive Surgical, Inc.(1)	2,088	1,092,233
MAKO Surgical Corp.(1)	20,683	469,711
Masimo Corp.(1)	1,821	34,253
Medtronic, Inc.	89,921	3,312,690
Meridian Bioscience, Inc.	1,437	27,217
Mettler-Toledo International, Inc.(1)	6,600	1,030,392
Neogen Corp.(1)	786	30,607

Shares/ Principal Amount	Value
NuVasive, Inc.(1)	1,465	$28,948
NxStage Medical, Inc.(1)	1,514	22,998
Orthofix International NV(1)	1,878	71,176
ResMed, Inc.(1)	14,168	438,925
St. Jude Medical, Inc.	4,822	185,261
STERIS Corp.	24,306	725,777
Stryker Corp.	11,677	600,782
Utah Medical Products, Inc.	1,462	49,854
Volcano Corp.(1)	1,679	48,003
West Pharmaceutical Services, Inc.	644	30,783
Young Innovations, Inc.	5,973	207,323
Zimmer Holdings, Inc.	33,144	2,010,184
		20,990,666
HEALTH CARE PROVIDERS AND SERVICES — 1.1%
Accretive Health, Inc.(1)	1,404	16,511
Aetna, Inc.	23,140	946,195
Air Methods Corp.(1)	353	32,176
AmerisourceBergen Corp.	4,479	165,678
Amsurg Corp.(1)	1,237	33,795
Assisted Living Concepts, Inc., Class A	628	8,692
Bio-Reference Labs, Inc.(1)	900	17,307
Centene Corp.(1)	1,618	58,474
Chemed Corp.	657	36,496
CIGNA Corp.	12,318	540,883
Express Scripts Holding Co.(1)	26,871	1,402,397
Fresenius Medical Care AG & Co. KGaA	11,990	795,989
HealthSouth Corp.(1)	3,266	62,511
HMS Holdings Corp.(1)	2,796	74,905
Humana, Inc.	29,349	2,241,970
IPC The Hospitalist Co., Inc.(1)	585	20,469
Landauer, Inc.	374	18,861
LifePoint Hospitals, Inc.(1)	31,135	1,146,391
Lincare Holdings, Inc.	3,004	68,882
Magellan Health Services, Inc.(1)	1,301	54,863
McKesson Corp.	23,719	2,070,194
MWI Veterinary Supply, Inc.(1)	428	39,783
National Healthcare Corp.	1,098	47,005
Owens & Minor, Inc.	4,379	124,670
Patterson Cos., Inc.	29,711	987,594
PSS World Medical, Inc.(1)	4,284	86,665
Quest Diagnostics, Inc.	9,280	528,032
U.S. Physical Therapy, Inc.	1,169	28,407
UnitedHealth Group, Inc.	53,768	2,998,641
VCA Antech, Inc.(1)	3,153	67,916
WellCare Health Plans, Inc.(1)	1,372	77,477
WellPoint, Inc.	28,831	1,942,921
		16,742,750
HEALTH CARE TECHNOLOGY — 0.2%
athenahealth, Inc.(1)	1,111	80,759
Computer Programs & Systems, Inc.	410	22,304
MedAssets, Inc.(1)	1,449	16,403
Quality Systems, Inc.	1,314	37,593
SXC Health Solutions Corp.(1)	35,800	3,211,618
		3,368,677
HOTELS, RESTAURANTS AND LEISURE — 1.5%
AFC Enterprises, Inc.(1)	3,028	64,678
Bally Technologies, Inc.(1)	17,539	816,440
Bob Evans Farms, Inc.	1,138	46,135
Brinker International, Inc.	28,950	935,375
Carnival Corp.	31,226	1,002,042
CEC Entertainment, Inc.	22,560	788,698
Cedar Fair LP	4,331	116,071
Chipotle Mexican Grill, Inc.(1)	5,099	2,106,244
Compass Group plc	66,010	647,032
Genting Malaysia Bhd	321,400	373,915
Grand Korea Leisure Co. Ltd.	30,770	594,413
Hotel Shilla Co. Ltd.	19,213	875,797
Hyatt Hotels Corp. Class A(1)	2,500	92,475
Intercontinental Hotels Group plc	58,160	1,367,848
International Game Technology	33,156	474,131
International Speedway Corp., Class A	10,640	255,786
Jack in the Box, Inc.(1)	1,545	39,938
Jubilant Foodworks Ltd.(1)	14,999	341,245
Las Vegas Sands Corp.	13,000	600,340
Marriott International, Inc. Class A	39,549	1,530,942
McDonald’s Corp.	20,533	1,834,418
Orient-Express Hotels Ltd. Class A(1)	2,568	21,674

Shares/ Principal Amount	Value
Panera Bread Co., Class A(1)	5,500	$808,225
Papa John’s International, Inc.(1)	2,162	100,576
Red Robin Gourmet Burgers, Inc.(1)	1,549	49,568
Ruth’s Hospitality Group, Inc.(1)	8,666	56,849
Sands China Ltd.	234,000	798,938
Shuffle Master, Inc.(1)	5,724	90,783
Speedway Motorsports, Inc.	10,665	175,653
Starbucks Corp.	33,931	1,862,473
Starwood Hotels & Resorts Worldwide, Inc.	15,900	840,315
Vail Resorts, Inc.	1,105	48,034
Whitbread plc	39,639	1,138,137
WMS Industries, Inc.(1)	1,275	26,176
Wyndham Worldwide Corp.	6,200	308,760
Wynn Resorts Ltd.	3,300	340,032
Yum! Brands, Inc.	34,673	2,439,592
		24,009,748
HOUSEHOLD DURABLES — 0.3%
Cavco Industries, Inc.(1)	48	2,023
CSS Industries, Inc.	2,707	51,541
Electrolux AB	37,659	713,834
Garmin Ltd.	33,590	1,443,026
Helen of Troy Ltd.(1)	470	14,796
La-Z-Boy, Inc.(1)	2,248	31,719
M/I Homes, Inc.(1)	5,930	89,068
Mohawk Industries, Inc.(1)	9,007	613,377
Tempur-Pedic International, Inc.(1)	2,918	134,841
Toll Brothers, Inc.(1)	27,400	747,472
Tupperware Brands Corp.	1,372	74,157
Whirlpool Corp.	10,135	627,154
Zagg, Inc.(1)	3,936	41,761
		4,584,769
HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	30,025	1,598,531
Clorox Co.	8,794	605,027
Colgate-Palmolive Co.	12,420	1,220,886
Kimberly-Clark Corp.	13,025	1,033,534
LG Household & Health Care Ltd.	1,555	769,430
Procter & Gamble Co. (The)	104,735	6,523,943
Reckitt Benckiser Group plc	18,578	986,100
Unicharm Corp.	27,200	1,470,036
		14,207,487
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	3,265	275,599
Alfa SAB de CV, Series A	53,301	667,683
Danaher Corp.	22,013	1,144,016
General Electric Co.	424,955	8,112,391
Keppel Corp. Ltd.	91,000	704,780
Koninklijke Philips Electronics NV	59,447	1,051,139
Raven Industries, Inc.	3,239	215,782
Standex International Corp.	1,077	43,823
Tyco International Ltd.	48,116	2,557,847
		14,773,060
INSURANCE — 2.6%
ACE Ltd.	32,318	2,337,561
Admiral Group plc	36,691	587,536
AIA Group Ltd.	261,800	853,379
Allied World Assurance Co. Holdings AG	25,117	1,931,497
Allstate Corp. (The)	76,126	2,583,716
Alterra Capital Holdings Ltd.	3,201	71,094
American Equity Investment Life Holding Co.	2,258	23,890
American Financial Group, Inc.	19,829	771,150
American International Group, Inc.(1)	13,580	396,264
AMERISAFE, Inc.(1)	3,348	91,702
Amtrust Financial Services, Inc.	3,971	114,166
Aon plc	23,638	1,099,167
Aspen Insurance Holdings Ltd.	3,333	94,191
Assurant, Inc.	24,326	812,002
Baldwin & Lyons, Inc., Class B	2,992	63,580
Berkshire Hathaway, Inc., Class B(1)	34,321	2,723,715
Brown & Brown, Inc.	18,800	481,280
Chubb Corp. (The)	11,670	841,057
Discovery Holdings Ltd.	89,051	521,503
Employers Holdings, Inc.	833	14,078
Everest Re Group Ltd.	13,678	1,396,797

Shares/ Principal Amount	Value
Hanover Insurance Group, Inc. (The)	1,192	$46,500
HCC Insurance Holdings, Inc.	42,174	1,318,359
Infinity Property & Casualty Corp.	1,040	55,806
Loews Corp.	89,820	3,493,100
Marsh & McLennan Cos., Inc.	36,032	1,152,303
MetLife, Inc.	63,700	1,860,677
Muenchener Rueckversicherungs AG	16,253	2,014,709
National Financial Partners Corp.(1)	3,253	43,265
Ping An Insurance Group Co. H Shares	137,000	1,008,761
Platinum Underwriters Holdings Ltd.	2,058	74,705
Primerica, Inc.	1,885	45,372
Principal Financial Group, Inc.	109,948	2,700,323
ProAssurance Corp.	1,083	95,456
Prudential Financial, Inc.	73,321	3,405,760
Symetra Financial Corp.	29,439	332,661
Torchmark Corp.	14,314	667,891
Travelers Cos., Inc. (The)	45,726	2,857,418
United Fire Group, Inc.	3,401	72,271
Unum Group	38,684	771,746
Zurich Financial Services AG(1)	5,950	1,216,523
		41,042,931
INTERNET AND CATALOG RETAIL — 0.3%
Amazon.com, Inc.(1)	10,253	2,182,966
priceline.com, Inc.(1)	2,228	1,393,592
Rakuten, Inc.	1,428	1,527,136
		5,103,694
INTERNET SOFTWARE AND SERVICES — 1.0%
Baidu, Inc. ADR(1)	19,942	2,348,569
Dice Holdings, Inc.(1)	12,737	125,205
Facebook, Inc. Class A(1)	4,446	131,735
Google, Inc., Class A(1)	13,685	7,949,069
Infospace, Inc.(1)	8,029	102,450
Internap Network Services Corp.(1)	2,673	19,058
Keynote Systems, Inc.	1,666	24,074
LinkedIn Corp., Class A(1)	5,300	509,330
Liquidity Services, Inc.(1)	910	58,140
Mail.ru Group Ltd. GDR(1)	7,323	229,723
Perficient, Inc.(1)	6,974	79,015
Qihoo 360 Technology Co. Ltd. ADR(1)	15,477	309,540
Rackspace Hosting, Inc.(1)	23,717	1,173,280
SPS Commerce, Inc.(1)	555	15,340
Stamps.com, Inc.(1)	4,067	99,886
Tencent Holdings Ltd.	60,800	1,671,666
ValueClick, Inc.(1)	8,350	146,459
Web.com Group, Inc.(1)	4,930	78,486
		15,071,025
IT SERVICES — 1.6%
Accenture plc, Class A	46,589	2,660,232
Alliance Data Systems Corp.(1)	26,200	3,301,200
Automatic Data Processing, Inc.	19,033	992,571
Booz Allen Hamilton Holding Corp.	26,096	423,016
CACI International, Inc., Class A(1)	2,546	108,969
Cardtronics, Inc.(1)	2,678	75,038
Cielo SA	20,442	542,863
Convergys Corp.(1)	5,548	77,395
DST Systems, Inc.	3,648	186,413
Euronet Worldwide, Inc.(1)	1,052	18,925
Fiserv, Inc.(1)	9,590	646,654
FleetCor Technologies, Inc.(1)	1,909	72,351
Heartland Payment Systems, Inc.	6,283	183,338
International Business Machines Corp.	47,074	9,080,575
MasterCard, Inc., Class A	2,848	1,157,740
MAXIMUS, Inc.	1,029	46,830
NeuStar, Inc., Class A(1)	1,196	38,487
SAIC, Inc.	63,432	704,729
Teradata Corp.(1)	31,500	2,094,120
Total System Services, Inc.	3,204	74,557
Visa, Inc., Class A	25,853	2,978,266
		25,464,269
LEISURE EQUIPMENT AND PRODUCTS†
Brunswick Corp.	959	21,002
Polaris Industries, Inc.	4,917	373,545
Smith & Wesson Holding Corp.(1)	10,687	72,030
Sturm Ruger & Co., Inc.	2,233	87,020
		553,597

Shares/ Principal Amount	Value
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Agilent Technologies, Inc.	24,612	$1,000,724
Covance, Inc.(1)	1,286	59,671
Life Technologies Corp.(1)	6,566	268,615
Luminex Corp.(1)	1,354	29,991
PAREXEL International Corp.(1)	1,788	47,847
Sequenom, Inc.(1)	2,634	10,088
		1,416,936
MACHINERY — 1.5%
Actuant Corp., Class A	24,227	634,021
Altra Holdings, Inc.(1)	3,484	58,427
Atlas Copco AB A Shares	48,057	967,821
Barnes Group, Inc.	1,585	36,883
Blount International, Inc.(1)	1,530	20,839
Briggs & Stratton Corp.	4,263	72,045
Chart Industries, Inc.(1)	13,900	868,194
CLARCOR, Inc.	1,839	89,743
Cummins, Inc.	25,929	2,513,817
Deere & Co.	7,568	559,048
Dover Corp.	13,090	740,370
Dynamic Materials Corp.	2,196	37,068
FANUC Corp.	6,900	1,190,505
Flow International Corp.(1)	6,450	19,028
FreightCar America, Inc.	1,478	29,309
Greenbrier Cos., Inc.(1)	2,732	37,811
IDEX Corp.	1,045	41,518
Illinois Tool Works, Inc.	26,925	1,511,839
Ingersoll-Rand plc	20,620	851,812
ITT Corp.	29,555	606,764
Joy Global, Inc.	11,800	659,148
Kaydon Corp.	32,707	729,693
Kennametal, Inc.	2,845	98,892
Komatsu Ltd.	45,500	1,090,467
Kone Oyj	8,523	475,611
Lincoln Electric Holdings, Inc.	540	25,693
Lindsay Corp.	2,009	111,801
Marcopolo SA Preference Shares	96,900	447,781
Middleby Corp.(1)	852	87,134
Mitsubishi Heavy Industries Ltd.	353,000	1,428,037
Mueller Industries, Inc., Class A	876	37,213
NN, Inc.(1)	11,110	85,769
Oshkosh Corp.(1)	27,049	553,693
Parker-Hannifin Corp.	22,624	1,849,286
Robbins & Myers, Inc.	2,490	113,519
Sauer-Danfoss, Inc.	42,642	1,540,655
Snap-On, Inc.	5,806	351,321
Stanley Black & Decker, Inc.	7,033	465,936
Terex Corp.(1)	51,136	850,392
Titan International, Inc.	29,904	669,850
Trinity Industries, Inc.	14,800	365,560
Volvo AB B Shares	41,168	462,145
Weir Group plc (The)	18,120	431,186
		23,817,644
MARINE — 0.1%
Diana Shipping, Inc.(1)	6,045	46,547
Kirby Corp.(1)	19,362	1,021,926
		1,068,473
MEDIA — 1.4%
Aegis Group plc	291,570	729,773
Belo Corp. Class A	14,867	85,931
CBS Corp., Class B	183,077	5,843,818
Charter Communications, Inc., Class A(1)	4,293	269,171
Cheil Worldwide, Inc.	16,010	244,847
Comcast Corp., Class A	89,570	2,589,469
DISH Network Corp., Class A	62,190	1,743,808
Entercom Communications Corp., Class A(1)	7,486	36,906
Entravision Communications Corp., Class A	28,094	37,646
Focus Media Holding Ltd. ADR	27,048	562,598
Kabel Deutschland Holding AG(1)	26,727	1,516,240
LIN TV Corp., Class A(1)	16,234	46,754
Naspers Ltd. N Shares	8,492	448,990
Regal Entertainment Group Class A	68,756	945,395
Sinclair Broadcast Group, Inc., Class A	3,830	31,176
Time Warner Cable, Inc.	25,439	1,918,101
Time Warner, Inc.	120,350	4,148,464
Viacom, Inc., Class B	26,704	1,274,582
		22,473,669
METALS AND MINING — 1.2%
Antofagasta plc	67,443	1,041,511
BHP Billiton Ltd.	72,999	2,273,332
Carpenter Technology Corp.	18,700	842,622

Shares/ Principal Amount	Value
Cliffs Natural Resources, Inc.	13,800	$659,364
Coeur d’Alene Mines Corp.(1)	82,132	1,388,031
Exxaro Resources Ltd.	32,809	731,025
Ferrexpo plc	60,805	184,801
Freeport-McMoRan Copper & Gold, Inc.	48,531	1,554,933
Haynes International, Inc.	1,053	53,703
Hecla Mining Co.	8,103	34,438
Koza Altin Isletmeleri AS	21,868	369,402
Materion Corp.	927	20,478
Newmont Mining Corp.	18,856	889,249
Noranda Aluminum Holding Corp.	7,025	54,022
Nucor Corp.	43,173	1,543,867
Rio Tinto plc	44,530	1,907,904
RTI International Metals, Inc.(1)	2,378	49,914
Schnitzer Steel Industries, Inc. Class A	1,110	28,949
Southern Copper Corp.	6,027	171,468
Teck Resources Ltd.	55,188	1,645,154
Thompson Creek Metals Co., Inc.(1)	3,817	13,092
Umicore SA	24,040	1,140,864
Vale SA Preference Shares	69,000	1,245,308
Xstrata plc	83,030	1,180,485
		19,023,916
MULTI-UTILITIES — 0.6%
Ameren Corp.	48,805	1,576,889
Avista Corp.	2,296	58,341
Black Hills Corp.	1,620	52,132
Consolidated Edison, Inc.	39,724	2,397,741
NorthWestern Corp.	1,273	45,204
PG&E Corp.	62,743	2,741,869
Public Service Enterprise Group, Inc.	63,804	1,990,047
Wisconsin Energy Corp.	8,908	337,079
		9,199,302
MULTILINE RETAIL — 0.9%
Big Lots, Inc.(1)	1,291	47,444
Dillard’s, Inc., Class A	26,235	1,764,041
Dollar General Corp.(1)	15,570	761,529
Dollar Tree, Inc.(1)	16,600	1,712,788
Family Dollar Stores, Inc.	8,500	575,875
Fred’s, Inc., Class A	1,626	22,358
Gordmans Stores, Inc.(1)	3,029	53,946
J.C. Penney Co., Inc.	10,140	265,972
Kohl’s Corp.	21,040	964,053
Macy’s, Inc.	110,977	4,222,675
SACI Falabella	53,160	478,214
Target Corp.	56,962	3,298,669
		14,167,564
OFFICE ELECTRONICS†
Zebra Technologies Corp., Class A(1)	813	27,211
OIL, GAS AND CONSUMABLE FUELS — 4.4%
Apache Corp.	41,705	3,393,953
Banpu PCL	37,050	524,045
Berry Petroleum Co., Class A	1,932	75,174
BG Group plc	108,946	2,086,252
Bill Barrett Corp.(1)	1,045	20,179
BP Prudhoe Bay Royalty Trust	469	52,092
Cabot Oil & Gas Corp.	36,700	1,194,218
Chevron Corp.	123,138	12,105,697
CNOOC Ltd.	603,000	1,090,777
Concho Resources, Inc.(1)	15,400	1,351,196
ConocoPhillips	51,498	2,686,136
Devon Energy Corp.	19,613	1,167,366
Dragon Oil plc	71,708	551,200
Energy XXI Bermuda Ltd.	50,102	1,555,667
ENI SpA	67,177	1,295,805
EOG Resources, Inc.	11,213	1,113,451
EQT Corp.	18,717	868,094
Exxon Mobil Corp.	182,269	14,331,811
Goodrich Petroleum Corp.(1)	2,234	32,996
Gulfport Energy Corp.(1)	4,167	77,006
Hugoton Royalty Trust	3,590	24,340
Imperial Oil Ltd.	43,463	1,746,768
Kodiak Oil & Gas Corp.(1)	74,414	603,498
Kunlun Energy Co. Ltd.	442,000	755,122
Marathon Oil Corp.	9,975	248,477
Marathon Petroleum Corp.	51,254	1,848,732
Murphy Oil Corp.	21,525	1,003,496
Noble Energy, Inc.	12,965	1,095,024
Occidental Petroleum Corp.	57,891	4,589,020
Pacific Coast Oil Trust	2,478	41,705
Peabody Energy Corp.	29,218	682,532
Phillips 66(1)	21,377	641,951
Rosetta Resources, Inc.(1)	3,204	123,963
SandRidge Mississippian Trust II	2,289	46,284

Shares/ Principal Amount	Value
Sasol Ltd.	7,321	$311,419
SM Energy Co.	7,600	411,084
Southwestern Energy Co.(1)	17,693	495,935
Statoil ASA	98,575	2,223,011
Stone Energy Corp.(1)	4,234	99,753
Suncor Energy, Inc.	56,897	1,535,650
Swift Energy Co.(1)	1,243	24,748
Tesoro Logistics LP	810	25,539
Total SA ADR	34,350	1,479,454
Tullow Oil plc	26,576	582,436
Ultra Petroleum Corp.(1)	63,950	1,184,354
Ultrapar Participacoes SA	39,900	807,160
Vaalco Energy, Inc.(1)	9,609	81,965
Valero Energy Corp.	59,484	1,255,112
W&T Offshore, Inc.	4,765	73,238
Western Refining, Inc.	44,559	861,771
Whiting USA Trust II	96	1,872
		70,478,528
PAPER AND FOREST PRODUCTS — 0.2%
Buckeye Technologies, Inc.	5,056	140,102
Clearwater Paper Corp.(1)	2,317	72,615
Domtar Corp.	17,792	1,407,525
International Paper Co.	28,400	829,280
KapStone Paper and Packaging Corp.(1)	11,879	183,412
Neenah Paper, Inc.	2,226	58,009
		2,690,943
PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. (The), Class A	17,857	966,957
Hengan International Group Co. Ltd.	49,500	473,536
Inter Parfums, Inc.	3,073	48,246
L’Oreal SA	13,699	1,540,077
Nu Skin Enterprises, Inc., Class A	29,862	1,280,483
Prestige Brands Holdings, Inc.(1)	1,163	15,968
		4,325,267
PHARMACEUTICALS — 3.1%
Abbott Laboratories	117,998	7,291,096
Allergan, Inc.	9,905	893,926
Aspen Pharmacare Holdings Ltd.(1)	32,361	448,132
Auxilium Pharmaceuticals, Inc.(1)	1,653	31,572
Elan Corp. plc ADR(1)	37,800	527,688
Eli Lilly & Co.	64,211	2,629,441
GlaxoSmithKline plc	58,018	1,285,822
Hospira, Inc.(1)	9,871	308,568
Impax Laboratories, Inc.(1)	3,453	71,581
Jazz Pharmaceuticals plc(1)	715	30,888
Johnson & Johnson	159,734	9,972,194
Medicis Pharmaceutical Corp., Class A	2,319	83,716
Merck & Co., Inc.	161,234	6,059,174
Nektar Therapeutics(1)	2,736	18,331
Novo Nordisk A/S B Shares	17,640	2,346,775
Optimer Pharmaceuticals, Inc.(1)	1,617	24,158
Par Pharmaceutical Cos., Inc.(1)	2,776	99,492
Perrigo Co.	13,800	1,433,682
Pfizer, Inc.	434,298	9,498,097
Questcor Pharmaceuticals, Inc.(1)	19,721	816,449
Roche Holding AG	9,323	1,455,054
Salix Pharmaceuticals Ltd.(1)	1,882	97,506
Sanofi	29,668	2,017,647
Shire plc	59,970	1,689,543
ViroPharma, Inc.(1)	1,431	28,820
VIVUS, Inc.(1)	3,139	77,816
		49,237,168
PROFESSIONAL SERVICES — 0.2%
Adecco SA(1)	18,431	715,343
Advisory Board Co. (The)(1)	882	85,439
Capita Group plc (The)	90,836	865,178
CDI Corp.	4,208	70,610
Experian plc	48,199	672,273
Heidrick & Struggles International, Inc.	1,982	32,545
Kelly Services, Inc., Class A	3,134	36,637
Kforce, Inc.(1)	2,366	31,539
On Assignment, Inc.(1)	8,158	135,912
SGS SA	570	1,027,508
TrueBlue, Inc.(1)	3,341	49,948
WageWorks, Inc.(1)	3,052	33,358
		3,756,290

Shares/ Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.7%
American Campus Communities, Inc.	10,290	$451,731
American Tower Corp.	15,277	991,172
Apartment Investment & Management Co., Class A	23,700	641,559
Associated Estates Realty Corp.	1,591	25,154
AvalonBay Communities, Inc.	11,627	1,624,873
BioMed Realty Trust, Inc.	4,269	77,056
Boston Properties, Inc.	13,819	1,422,390
Brandywine Realty Trust	30,500	342,515
BRE Properties, Inc.	11,261	554,379
Camden Property Trust	12,563	817,977
Campus Crest Communities, Inc.	6,379	68,766
CBL & Associates Properties, Inc.	3,063	53,480
Cedar Realty Trust, Inc.	4,752	22,810
Chimera Investment Corp.	20,954	58,671
CommonWealth REIT	2,464	43,490
CreXus Investment Corp.	2,464	24,147
DCT Industrial Trust, Inc.	35,097	204,265
DDR Corp.	25,986	360,946
DiamondRock Hospitality Co.	20,405	202,826
Digital Realty Trust, Inc.	21,086	1,492,256
Duke Realty Corp.	8,573	118,650
Education Realty Trust, Inc.	14,576	160,628
Entertainment Properties Trust	2,939	121,293
Equity Lifestyle Properties, Inc.	467	30,757
Equity One, Inc.	12,000	238,320
Equity Residential	25,800	1,576,380
Essex Property Trust, Inc.	3,809	573,102
Extra Space Storage, Inc.	17,723	502,624
Federal Realty Investment Trust	6,533	642,063
First Industrial Realty Trust, Inc.(1)	12,838	153,157
General Growth Properties, Inc.	51,238	858,237
Government Properties Income Trust	13,278	284,016
Hatteras Financial Corp.	2,049	58,499
HCP, Inc.	38,404	1,568,419
Health Care REIT, Inc.	24,307	1,348,309
Healthcare Realty Trust, Inc.	2,197	48,070
Hersha Hospitality Trust	6,876	36,649
Highwoods Properties, Inc.	17,459	563,227
Host Hotels & Resorts, Inc.	41,536	633,839
Kilroy Realty Corp.	14,836	681,121
Kimco Realty Corp.	39,424	707,661
LaSalle Hotel Properties	9,899	273,014
Lexington Realty Trust	9,733	80,881
Link Real Estate Investment Trust (The)	180,500	693,019
Macerich Co. (The)	12,368	705,594
Mack-Cali Realty Corp.	2,447	66,656
Medical Properties Trust, Inc.	2,880	25,920
MFA Financial, Inc.	7,287	55,527
National Retail Properties, Inc.	1,615	42,781
Newcastle Investment Corp.	55,199	366,521
Piedmont Office Realty Trust, Inc., Class A	60,511	999,037
Post Properties, Inc.	12,218	591,473
ProLogis, Inc.	26,064	833,527
PS Business Parks, Inc.	1,125	74,126
Public Storage	13,500	1,801,845
Rayonier, Inc.	2,800	120,316
RLJ Lodging Trust	3,655	64,438
Rouse Properties, Inc.(1)	22	281
Sabra Health Care REIT, Inc.	4,431	63,718
Simon Property Group, Inc.	49,522	7,305,485
SL Green Realty Corp.	7,439	557,999
Sovran Self Storage, Inc.	1,748	86,264
Strategic Hotels & Resorts, Inc.(1)	44,026	274,282
Sun Communities, Inc.	607	25,015
Sunstone Hotel Investors, Inc.(1)	24,849	248,739
Taubman Centers, Inc.	10,723	782,779
UDR, Inc.	39,956	1,034,860
Urstadt Biddle Properties, Inc., Class A	2,454	43,681
Ventas, Inc.	43,180	2,539,848
Vornado Realty Trust	18,739	1,535,099
Washington Real Estate Investment Trust	1,344	37,820
Weyerhaeuser Co.	29,867	594,652
		42,310,681

Shares/ Principal Amount	Value
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.3%
BR Malls Participacoes SA	128,900	$1,422,032
BR Properties SA	61,900	705,903
CBRE Group, Inc.(1)	78,973	1,299,106
China Overseas Land & Investment Ltd.	326,000	681,271
Daito Trust Construction Co. Ltd.	8,300	730,857
Forest City Enterprises, Inc. Class A(1)	10,900	145,951
Jones Lang LaSalle, Inc.	900	65,250
		5,050,370
ROAD AND RAIL — 0.5%
Arkansas Best Corp.	2,410	30,486
Canadian National Railway Co.	7,475	611,259
Celadon Group, Inc.	2,346	37,794
Heartland Express, Inc.	44,420	632,541
Kansas City Southern	30,000	1,979,400
Marten Transport Ltd.	2,330	47,695
Quality Distribution, Inc.(1)	3,194	33,920
Union Pacific Corp.	33,803	3,765,654
Werner Enterprises, Inc.	1,158	28,186
		7,166,935
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.3%
Advanced Micro Devices, Inc.(1)	268,202	1,630,668
Applied Materials, Inc.	301,254	3,111,954
ARM Holdings plc	171,264	1,336,917
ASML Holding NV	27,200	1,247,777
Avago Technologies Ltd.	38,300	1,267,730
Broadcom Corp., Class A(1)	38,927	1,259,288
Cavium Networks, Inc.(1)	442	10,701
CEVA, Inc.(1)	1,418	24,645
Cirrus Logic, Inc.(1)	4,197	120,538
Cymer, Inc.(1)	670	36,294
Entegris, Inc.(1)	4,455	34,348
Formfactor, Inc.(1)	5,595	33,514
Infineon Technologies AG	28,989	228,977
Intel Corp.	254,821	6,584,575
Intersil Corp., Class A	6,415	67,678
KLA-Tencor Corp.	50,631	2,320,419
Linear Technology Corp.	24,467	710,032
M/A-COM Technology Solutions Holdings, Inc.(1)	3,322	55,012
Marvell Technology Group Ltd.(1)	108,377	1,357,964
MKS Instruments, Inc.	650	16,997
Nanometrics, Inc.(1)	4,960	77,029
Photronics, Inc.(1)	13,956	83,736
Rudolph Technologies, Inc.(1)	2,976	25,653
Samsung Electronics Co. Ltd.	6,817	6,994,609
Semtech Corp.(1)	3,853	92,819
Silicon Motion Technology Corp. ADR(1)	3,475	47,051
Skyworks Solutions, Inc.(1)	5,896	158,367
Spansion, Inc., Class A(1)	10,486	113,249
Standard Microsystems Corp.(1)	2,047	75,002
Taiwan Semiconductor Manufacturing Co. Ltd.	1,176,500	3,354,334
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	97,005	1,331,879
Teradyne, Inc.(1)	52,271	755,316
Ultratech, Inc.(1)	4,691	142,231
United Microelectronics Corp.	966,000	423,968
Xilinx, Inc.	69,239	2,213,571
		37,344,842
SOFTWARE — 2.1%
ACI Worldwide, Inc.(1)	387	14,780
Actuate Corp.(1)	7,619	50,895
Adobe Systems, Inc.(1)	14,490	449,914
Allot Communications Ltd.(1)	7,036	183,077
BroadSoft, Inc.(1)	1,496	40,856
CA, Inc.	23,728	590,115
Cadence Design Systems, Inc.(1)	11,510	117,402
Cerner Corp.(1)	14,509	1,131,122
Check Point Software Technologies Ltd.(1)	43,598	2,233,961
Citrix Systems, Inc.(1)	34,165	2,496,778
CommVault Systems, Inc.(1)	6,146	288,063
Compuware Corp.(1)	6,189	55,701
Fortinet, Inc.(1)	11,679	248,179
Glu Mobile, Inc.(1)	6,297	29,092
Guidance Software, Inc.(1)	5,571	45,682
Intuit, Inc.	1,628	91,542
JDA Software Group, Inc.(1)	908	25,133
Kenexa Corp.(1)	7,733	225,572

Shares/ Principal Amount	Value
Konami Corp.	16,700	$353,138
Mentor Graphics Corp.(1)	2,248	31,697
Microsoft Corp.	364,039	10,626,298
NCSoft Corp.	2,821	573,641
NetScout Systems, Inc.(1)	3,143	63,017
NetSuite, Inc.(1)	26,500	1,243,380
Oracle Corp.	259,295	6,863,539
Parametric Technology Corp.(1)	2,361	47,692
PROS Holdings, Inc.(1)	4,662	70,070
QLIK Technologies, Inc.(1)	13,557	308,151
Quest Software, Inc.(1)	15,304	382,600
Red Hat, Inc.(1)	6,202	318,659
SAP AG	25,160	1,443,520
SolarWinds, Inc.(1)	985	45,172
Sourcefire, Inc.(1)	10,200	562,632
Symantec Corp.(1)	124,353	1,845,399
TIBCO Software, Inc.(1)	3,536	94,588
Ultimate SoftwareGroup, Inc.(1)	928	74,546
Websense, Inc.(1)	5,215	96,895
		33,362,498
SPECIALTY RETAIL — 2.2%
America’s Car-Mart, Inc.(1)	1,567	67,616
American Eagle Outfitters, Inc.	2,488	48,043
Ascena Retail Group, Inc.(1)	3,698	70,003
Belle International Holdings Ltd.	368,000	590,769
Best Buy Co., Inc.	95,860	1,794,499
Buckle, Inc. (The)	1,586	62,076
Cabela’s, Inc.(1)	2,307	81,529
Cato Corp. (The), Class A	1,716	49,249
Cia Hering	24,500	499,269
Collective Brands, Inc.(1)	3,503	74,509
Destination Maternity Corp.	3,145	61,327
DSW, Inc., Class A	15,600	931,008
Esprit Holdings Ltd.	102,800	165,560
Express, Inc.(1)	2,506	46,361
Fast Retailing Co. Ltd.	5,000	1,116,003
Finish Line, Inc. (The), Class A	1,331	27,445
Foot Locker, Inc.	53,836	1,708,755
Francesca’s Holdings Corp.(1)	1,727	40,515
GameStop Corp., Class A	21,724	416,666
Genesco, Inc.(1)	2,743	182,409
GNC Holdings, Inc. Class A	27,166	1,046,706
Guess?, Inc.	1,164	31,009
Home Depot, Inc. (The)	99,388	4,903,804
Inditex SA	15,180	1,254,217
Kingfisher plc	259,246	1,126,731
Lithia Motors, Inc., Class A	15,987	390,403
Lowe’s Cos., Inc.	109,237	2,918,813
Men’s Wearhouse, Inc. (The)	1,627	58,556
Mr Price Group Ltd.	65,428	803,006
Nitori Holdings Co. Ltd.	6,200	560,184
O’Reilly Automotive, Inc.(1)	35,288	3,380,238
Penske Automotive Group, Inc.	861	21,163
PetSmart, Inc.	67,557	4,353,373
RadioShack Corp.	5,411	25,107
Rent-A-Center, Inc.	1,081	36,397
Rue21, Inc.(1)	1,849	48,962
Select Comfort Corp.(1)	1,779	48,673
Stage Stores, Inc.	813	13,975
Staples, Inc.	154,678	2,032,469
Tilly’s, Inc. Class A(1)	176	2,865
Tractor Supply Co.	25,369	2,317,458
Ulta Salon Cosmetics & Fragrance, Inc.	19,000	1,698,030
Urban Outfitters, Inc.(1)	18,994	531,262
Williams-Sonoma, Inc.	1,483	51,772
		35,688,784
TEXTILES, APPAREL AND LUXURY GOODS — 0.5%
adidas AG	14,299	1,064,203
Burberry Group plc	54,687	1,152,157
Carter’s, Inc.(1)	1,459	78,684
Coach, Inc.	13,589	916,578
Columbia Sportswear Co.	1,961	94,304
Culp, Inc.(1)	4,646	44,973
G-III Apparel Group Ltd.(1)	2,734	67,557
Hugo Boss AG Preference Shares	12,072	1,172,518
Iconix Brand Group, Inc.(1)	5,703	85,431
Lululemon Athletica, Inc.(1)	3,542	257,291
LVMH Moet Hennessy Louis Vuitton SA	7,092	1,047,050
Michael Kors Holdings Ltd.(1)	24,199	952,957
Movado Group, Inc.	6,512	180,382
Oxford Industries, Inc.	2,183	100,527
Prada SpA	106,700	657,119

Shares/ Principal Amount	Value
Vera Bradley, Inc.(1)	1,579	$34,533
VF Corp.	4,300	606,472
		8,512,736
THRIFTS AND MORTGAGE FINANCE — 0.2%
BankUnited, Inc.	6,284	148,240
Berkshire Hills Bancorp, Inc.	1,064	23,216
Brookline Bancorp., Inc.	4,056	35,652
Capitol Federal Financial, Inc.	68,962	803,407
Flushing Financial Corp.	2,355	30,380
Hudson City Bancorp., Inc.	116,044	719,473
Kaiser Federal Financial Group, Inc.	1,835	25,672
Nationstar Mortgage Holdings, Inc.(1)	2,582	49,497
Oritani Financial Corp.	1,952	26,723
People’s United Financial, Inc.	85,637	995,958
Provident Financial Services, Inc.	3,364	46,928
Rockville Financial, Inc.	3,809	42,851
Washington Federal, Inc.	2,684	44,044
		2,992,041
TOBACCO — 0.8%
Altria Group, Inc.	39,270	1,264,101
British American Tobacco plc	43,271	2,039,692
ITC Ltd.	183,119	747,867
Japan Tobacco, Inc.	348	1,940,735
Philip Morris International, Inc.	88,325	7,464,346
		13,456,741
TRADING COMPANIES AND DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	2,822	106,418
Barloworld Ltd.	50,268	500,839
Beacon Roofing Supply, Inc.(1)	5,383	133,768
DXP Enterprises, Inc.(1)	2,154	101,238
Erickson Air-Crane, Inc.(1)	3,771	25,831
Fastenal Co.	12,400	548,452
H&E Equipment Services, Inc.(1)	5,848	92,808
Kaman Corp.	1,698	49,667
Lawson Products, Inc.	2,984	29,273
Mitsubishi Corp.	80,100	1,569,085
PT AKR Corporindo Tbk	1,325,000	475,731
SeaCube Container Leasing Ltd.	3,663	66,740
TAL International Group, Inc.	1,676	54,822
Titan Machinery, Inc.(1)	7,477	230,665
United Rentals, Inc.(1)	35,606	1,230,187
WESCO International, Inc.(1)	586	34,861
Wolseley plc	47,240	1,607,563
		6,857,948
TRANSPORTATION INFRASTRUCTURE — 0.1%
CCR SA	73,800	564,610
Koninklijke Vopak NV	15,873	935,618
TAV Havalimanlari Holding AS	84,929	410,811
		1,911,039
WATER UTILITIES†
Artesian Resources Corp., Class A	2,306	43,030
Cia de Saneamento de Minas Gerais-COPASA	9,137	195,212
		238,242
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Advanced Info Service PCL	99,900	562,065
Axiata Group Bhd	180,600	305,769
Crown Castle International Corp.(1)	27,389	1,495,439
Mobile Telesystems OJSC ADR(1)	39,509	657,430
Rogers Communications, Inc., Class B	33,279	1,138,030
SBA Communications Corp., Class A(1)	44,313	2,302,060
Tim Participacoes SA ADR	15,506	379,122
Vodafone Group plc	605,162	1,613,529
		8,453,444
TOTAL COMMON STOCKS (Cost $840,360,036)		991,203,109
U.S. Treasury Securities — 10.8%
U.S. Treasury Bonds, 5.50%, 8/15/28	$150,000	219,633
U.S. Treasury Bonds, 4.375%, 11/15/39	5,400,000	7,345,690
U.S. Treasury Bonds, 4.375%, 5/15/41	570,000	777,426
U.S. Treasury Bonds, 3.75%, 8/15/41	300,000	369,469
U.S. Treasury Bonds, 3.125%, 11/15/41	500,000	549,140
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	15,823,448	22,338,263

Shares/ Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	$955,179	$1,386,352
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	2,828,250	4,127,257
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	1,319,747	1,417,800
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13	16,236,610	16,771,915
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	12,839,726	13,411,492
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	15,717,202	18,148,464
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	8,389,120	9,754,978
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	9,363,576	10,523,049
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,570,941	1,675,752
U.S. Treasury Notes, 0.75%, 8/15/13	1,100,000	1,107,047
U.S. Treasury Notes, 0.75%, 9/15/13	17,500,000	17,616,900
U.S. Treasury Notes, 0.50%, 8/15/14	4,000,000	4,018,752
U.S. Treasury Notes, 0.50%, 10/15/14	10,000,000	10,047,660
U.S. Treasury Notes, 2.625%, 12/31/14	1,000,000	1,059,219
U.S. Treasury Notes, 1.25%, 9/30/15	2,000,000	2,054,688
U.S. Treasury Notes, 1.50%, 6/30/16	3,250,000	3,375,937
U.S. Treasury Notes, 2.375%, 7/31/17	1,800,000	1,950,610
U.S. Treasury Notes, 1.875%, 10/31/17	1,800,000	1,905,610
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	331,172
U.S. Treasury Notes, 1.375%, 11/30/18	2,000,000	2,057,500
U.S. Treasury Notes, 2.625%, 8/15/20	1,000,000	1,107,891
U.S. Treasury Notes, 2.125%, 8/15/21	9,650,000	10,209,401
U.S. Treasury Notes, 2.00%, 2/15/22	5,500,000	5,728,596
TOTAL U.S. TREASURY SECURITIES (Cost $155,645,560)		171,387,663
Corporate Bonds — 9.6%
AEROSPACE AND DEFENSE — 0.1%
Alliant Techsystems, Inc., 6.75%, 4/1/16	30,000	30,750
BE Aerospace, Inc., 6.875%, 10/1/20	125,000	137,813
Honeywell International, Inc., 5.375%, 3/1/41	70,000	86,736
L-3 Communications Corp., 6.375%, 10/15/15	112,000	114,800
L-3 Communications Corp., 4.75%, 7/15/20	130,000	140,004
Lockheed Martin Corp., 4.25%, 11/15/19	220,000	247,832
Raytheon Co., 4.40%, 2/15/20	170,000	194,846
United Technologies Corp., 3.10%, 6/1/22(2)	70,000	72,905
United Technologies Corp., 6.05%, 6/1/36	72,000	91,476
United Technologies Corp., 5.70%, 4/15/40	200,000	249,670
United Technologies Corp., 4.50%, 6/1/42(2)	170,000	183,461
		1,550,293
AIRLINES†
American Airlines Pass-Through Trust, 7.00%, 7/31/19(3)	23,258	23,026
United Air Lines, Inc., 9.875%, 8/1/13(3)	222,000	229,770
		252,796
AUTO COMPONENTS — 0.2%
Allison Transmission, Inc., 7.125%, 5/15/19(3)	150,000	157,500
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	375,000	386,718
Delphi Corp., 5.875%, 5/15/19	150,000	157,875
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	275,000	287,719
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	250,000	246,250

Shares/ Principal Amount	Value
Tenneco, Inc., 6.875%, 12/15/20		$250,000	$266,875
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18		225,000	248,344
TRW Automotive, Inc., 8.875%, 12/1/17(3)		225,000	252,000
UCI International, Inc., 8.625%, 2/15/19		200,000	205,000
Visteon Corp., 6.75%, 4/15/19		500,000	500,625
			2,708,906
AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.375%, 3/18/13(3)		310,000	314,138
American Honda Finance Corp., 2.50%, 9/21/15(3)		390,000	403,851
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19		200,000	201,500
Daimler Finance North America LLC, 2.625%, 9/15/16(3)		310,000	320,260
Ford Motor Co., 7.45%, 7/16/31		200,000	261,500
Ford Motor Credit Co. LLC, 7.50%, 8/1/12		250,000	252,126
Ford Motor Credit Co. LLC, 3.875%, 1/15/15		250,000	260,597
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		700,000	766,810
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)		100,000	101,064
			2,881,846
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		610,000	808,606
Coca-Cola Co. (The), 1.80%, 9/1/16		260,000	268,424
Constellation Brands, Inc., 7.25%, 9/1/16		125,000	141,641
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16		90,000	94,389
PepsiCo, Inc., 4.875%, 11/1/40		80,000	91,935
Pernod-Ricard SA, 2.95%, 1/15/17(3)		190,000	192,563
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)		310,000	318,500
			1,916,058
BIOTECHNOLOGY†
Amgen, Inc., 2.125%, 5/15/17		290,000	291,465
Gilead Sciences, Inc., 4.40%, 12/1/21		190,000	208,836
			500,301
BUILDING PRODUCTS — 0.1%
Boise Cascade LLC, 7.125%, 10/15/14		269,000	271,690
Masco Corp., 5.95%, 3/15/22		300,000	308,360
USG Corp., 8.375%, 10/15/18(3)		100,000	104,500
			684,550
CAPITAL MARKETS — 0.1%
Bank of Scotland plc, 3.25%, 1/25/13	EUR	170,000	213,402
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		$500,000	571,502
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17		120,000	123,143
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		200,000	199,992
Jefferies Group, Inc., 5.125%, 4/13/18		180,000	172,800
Merrill Lynch & Co., Inc., MTN, 5.45%, 7/15/14		125,000	131,003
			1,411,842
CHEMICALS — 0.1%
CF Industries, Inc., 6.875%, 5/1/18		160,000	190,800
Dow Chemical Co. (The), 5.90%, 2/15/15		320,000	358,636
Dow Chemical Co. (The), 2.50%, 2/15/16		200,000	206,343
Eastman Chemical Co., 3.60%, 8/15/22(2)		200,000	200,068
Ecolab, Inc., 4.35%, 12/8/21		70,000	76,705
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		125,000	125,000
Ineos Finance plc, 8.375%, 2/15/19(3)		250,000	257,500
Ineos Finance plc, 7.50%, 5/1/20(3)		125,000	124,375

Shares/ Principal Amount	Value
LyondellBasell Industries NV, 5.00%, 4/15/19(3)		$125,000	$127,812
Momentive Performance Materials, Inc., 10.00%, 10/15/20(3)		125,000	125,312
Momentive Performance Materials, Inc., 9.00%, 1/15/21		225,000	171,000
			1,963,551
COMMERCIAL BANKS — 0.6%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22	GBP	100,000	166,377
Bank of America N.A., 5.30%, 3/15/17		$1,344,000	1,370,160
Bank of Nova Scotia, 2.55%, 1/12/17		210,000	218,750
BB&T Corp., 5.70%, 4/30/14		140,000	152,478
BB&T Corp., 3.20%, 3/15/16		290,000	307,589
Capital One Financial Corp., 4.75%, 7/15/21		140,000	154,178
Fifth Third Bancorp, 6.25%, 5/1/13		240,000	251,327
HSBC Bank plc, 3.50%, 6/28/15(3)		230,000	239,623
Huntington Bancshares, Inc., 7.00%, 12/15/20		50,000	59,179
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14		400,000	432,709
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16		420,000	435,161
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	275,000	396,012
Kreditanstalt fuer Wiederaufbau, MTN, 4.625%, 1/4/23	EUR	140,000	220,292
LBG Capital No.1 plc, 7.875%, 11/1/20(3)		$250,000	220,763
National Australia Bank Ltd., 2.75%, 9/28/15(3)		200,000	205,125
Northern Trust Co. (The), 6.50%, 8/15/18		250,000	305,968
Regions Bank, 6.45%, 6/26/37		250,000	246,875
Regions Financial Corp., 5.75%, 6/15/15		275,000	289,438
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31		125,000	96,563
Royal Bank of Scotland plc (The), 3.95%, 9/21/15		340,000	339,369
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		290,000	292,092
SunTrust Bank, 7.25%, 3/15/18		240,000	283,431
SunTrust Banks, Inc., 3.60%, 4/15/16		74,000	76,957
Toronto-Dominion Bank (The), 2.375%, 10/19/16		300,000	310,589
U.S. Bancorp., 3.44%, 2/1/16		180,000	186,286
Wachovia Bank N.A., 4.80%, 11/1/14		839,000	899,194
Wachovia Bank N.A., 4.875%, 2/1/15		312,000	332,381
Wells Fargo & Co., 3.68%, 9/15/12		220,000	233,525
Wells Fargo & Co., 2.10%, 5/8/17		280,000	277,572
Wells Fargo Bank N.A., 5.75%, 5/16/16		250,000	284,522
			9,284,485
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Corrections Corp. of America, 6.75%, 1/31/14		8,000	8,040
Emergency Medical Services Corp., 8.125%, 6/1/19		250,000	256,250
Iron Mountain, Inc., 8.375%, 8/15/21		225,000	241,313
Republic Services, Inc., 3.80%, 5/15/18		100,000	106,813
Republic Services, Inc., 5.50%, 9/15/19		290,000	338,826
Republic Services, Inc., 3.55%, 6/1/22		110,000	111,806
ServiceMaster Co., 8.00%, 2/15/20(3)		250,000	263,437
Waste Management, Inc., 6.125%, 11/30/39		240,000	300,185
			1,626,670
COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		150,000	103,875
Avaya, Inc., 7.00%, 4/1/19(3)		360,000	324,000
Cisco Systems, Inc., 5.90%, 2/15/39		300,000	382,395
CommScope, Inc., 8.25%, 1/15/19(3)		225,000	232,594
			1,042,864

Shares/ Principal Amount	Value
COMPUTERS AND PERIPHERALS†
Hewlett-Packard Co., 2.60%, 9/15/17	$390,000	$385,489
Seagate Technology HDD Holdings, 6.80%, 10/1/16	100,000	110,750
		496,239
CONSTRUCTION MATERIALS†
HD Supply, Inc., 8.125%, 4/15/19(3)	50,000	52,250
Louisiana-Pacific Corp., 7.50%, 6/1/20(3)	50,000	51,250
Nortek, Inc., 8.50%, 4/15/21	125,000	121,875
Summit Materials LLC/Summit Materials Finance Corp., 10.50%, 1/31/20(3)	250,000	261,250
Vulcan Materials Co., 7.00%, 6/15/18	100,000	105,000
		591,625
CONSUMER FINANCE — 0.3%
American Express Centurion Bank, 6.00%, 9/13/17	250,000	294,894
American Express Credit Corp., 2.80%, 9/19/16	190,000	196,001
American Express Credit Corp., MTN, 2.75%, 9/15/15	320,000	330,632
Capital One Bank USA N.A., 8.80%, 7/15/19	130,000	165,365
CIT Group, Inc., 4.75%, 2/15/15(3)	350,000	349,563
CIT Group, Inc., 7.00%, 5/2/16(3)	580,000	580,000
CIT Group, Inc., 7.00%, 5/2/17(3)	219,633	219,633
Credit Suisse (New York), 6.00%, 2/15/18	180,000	191,678
Credit Suisse (New York), 5.30%, 8/13/19	460,000	516,082
PNC Bank N.A., 6.00%, 12/7/17	640,000	745,702
SLM Corp., 6.25%, 1/25/16	120,000	122,100
SLM Corp., MTN, 5.00%, 10/1/13	270,000	277,088
Springleaf Finance Corp., Series 1, MTN, 4.875%, 7/15/12	570,000	568,575
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	250,000	205,000
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18(3)	250,000	265,000
		5,027,313
CONTAINERS AND PACKAGING — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19	125,000	128,750
Ardagh Packaging Finance plc, 7.375%, 10/15/17(3)	400,000	428,000
Ball Corp., 7.125%, 9/1/16	200,000	218,000
Ball Corp., 5.00%, 3/15/22	125,000	126,406
Berry Plastics Corp., VRN, 4.35%, 9/15/14	125,000	122,969
Crown Americas LLC/Crown Americas Capital Corp. II, 7.625%, 5/15/17	250,000	271,250
Packaging Dynamics Corp., 8.75%, 2/1/16(3)	225,000	237,375
		1,532,750
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Ally Financial, Inc., 8.30%, 2/12/15	350,000	375,375
Ally Financial, Inc., 5.50%, 2/15/17	250,000	250,563
Ally Financial, Inc., 6.25%, 12/1/17	275,000	283,296
Bank of America Corp., 6.50%, 8/1/16	210,000	227,669
Bank of America Corp., 5.75%, 12/1/17	500,000	521,040
BankAmerica Capital II, 8.00%, 12/15/26	300,000	302,250
Citigroup, Inc., 6.01%, 1/15/15	510,000	546,787
Citigroup, Inc., 4.75%, 5/19/15	130,000	135,552
Citigroup, Inc., 4.45%, 1/10/17	50,000	51,641
Citigroup, Inc., 6.125%, 5/15/18	1,050,000	1,144,549
Deutsche Bank AG (London), 3.875%, 8/18/14	370,000	385,186
General Electric Capital Corp., 3.75%, 11/14/14	400,000	420,697
General Electric Capital Corp., 2.25%, 11/9/15	330,000	334,660
General Electric Capital Corp., 5.625%, 9/15/17	670,000	766,584
General Electric Capital Corp., 4.375%, 9/16/20	600,000	648,861

Shares/ Principal Amount	Value
General Electric Capital Corp., 5.30%, 2/11/21	$120,000	$133,906
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	40,000	39,450
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	500,000	493,014
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	360,000	370,296
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	140,000	141,823
HSBC Holdings plc, 5.10%, 4/5/21	170,000	188,529
HSBC Holdings plc, 6.80%, 6/1/38	130,000	148,259
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	200,000	211,000
JPMorgan Chase & Co., 6.00%, 1/15/18	1,370,000	1,540,312
Morgan Stanley, 4.20%, 11/20/14	125,000	123,020
Morgan Stanley, 6.00%, 4/28/15	190,000	193,399
Morgan Stanley, 6.625%, 4/1/18	820,000	833,643
Morgan Stanley, 5.625%, 9/23/19	300,000	286,829
UBS AG (Stamford Branch), 2.25%, 8/12/13	120,000	120,713
UBS AG (Stamford Branch), 5.875%, 12/20/17	510,000	561,435
		11,780,338
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 3.875%, 8/15/21	100,000	109,550
AT&T, Inc., 6.80%, 5/15/36	100,000	129,952
AT&T, Inc., 6.55%, 2/15/39	685,000	880,032
British Telecommunications plc, 5.95%, 1/15/18	420,000	488,076
CenturyLink, Inc., 6.15%, 9/15/19	220,000	231,217
CenturyLink, Inc., 5.80%, 3/15/22	20,000	19,785
CenturyLink, Inc., Series P, 7.60%, 9/15/39	12,000	11,479
Cincinnati Bell, Inc., 8.75%, 3/15/18	150,000	$139,875
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	50,000	49,582
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	240,000	287,807
France Telecom SA, 4.375%, 7/8/14	610,000	643,499
Frontier Communications Corp., 6.25%, 1/15/13	260,000	267,150
Frontier Communications Corp., 7.125%, 3/15/19	200,000	193,500
Intelsat Jackson Holdings SA, 11.25%, 6/15/16	174,000	182,047
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	100,000	100,375
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	125,000	124,688
Intelsat Luxembourg SA, 11.25%, 2/4/17	250,000	246,250
Level 3 Financing, Inc., 8.625%, 7/15/20(3)	250,000	255,625
Sprint Capital Corp., 8.75%, 3/15/32	570,000	483,075
Telecom Italia Capital SA, 4.95%, 9/30/14	125,000	122,188
Telecom Italia Capital SA, 7.00%, 6/4/18	50,000	50,063
Telefonica Emisiones SAU, 5.88%, 7/15/19	570,000	533,206
Verizon Communications, Inc., 8.75%, 11/1/18	600,000	821,650
Virgin Media Finance plc, 9.50%, 8/15/16	145,000	161,312
Windstream Corp., 7.875%, 11/1/17	210,000	224,700
		6,756,683
ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17	570,000	635,550
Edison Mission Energy, 7.00%, 5/15/17	325,000	175,500
		811,050
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 5.625%, 12/15/20	275,000	289,437
Sanmina-SCI Corp., 7.00%, 5/15/19(3)	125,000	121,563
		411,000

Shares/ Principal Amount	Value
ENERGY EQUIPMENT AND SERVICES — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19	$250,000	$245,000
Ensco plc, 3.25%, 3/15/16	170,000	178,407
Noble Holding International Ltd., 3.95%, 3/15/22	60,000	61,291
Pioneer Drilling Co., 9.875%, 3/15/18	100,000	105,500
Transocean, Inc., 6.50%, 11/15/20	150,000	174,021
Transocean, Inc., 6.375%, 12/15/21	60,000	69,065
Weatherford International Ltd., 9.625%, 3/1/19	320,000	422,592
		1,255,876
FOOD AND STAPLES RETAILING — 0.2%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(3)	130,000	137,800
CVS Caremark Corp., 6.60%, 3/15/19	570,000	720,327
Ingles Markets, Inc., 8.875%, 5/15/17	570,000	619,875
Kroger Co. (The), 6.40%, 8/15/17	320,000	387,596
Rite Aid Corp., 7.50%, 3/1/17	225,000	223,875
Rite Aid Corp., 9.25%, 3/15/20(3)	125,000	120,313
Rite Aid Corp., 9.25%, 3/15/20(3)	125,000	120,313
Safeway, Inc., 4.75%, 12/1/21	100,000	99,660
SUPERVALU, Inc., 8.00%, 5/1/16	155,000	155,387
Susser Holdings LLC/Susser Finance Corp., 8.50%, 5/15/16	175,000	188,781
Wal-Mart Stores, Inc., 5.875%, 4/5/27	104,000	132,594
Wal-Mart Stores, Inc., 5.625%, 4/1/40	340,000	435,461
		3,341,982
FOOD PRODUCTS — 0.2%
Bumble Bee Acquisition Corp., 9.00%, 12/15/17(3)	143,000	142,643
Del Monte Corp., 7.625%, 2/15/19	160,000	156,000
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(3)	250,000	239,375
Kellogg Co., 4.45%, 5/30/16	500,000	555,081
Kraft Foods, Inc., 6.125%, 2/1/18	170,000	202,930
Kraft Foods, Inc., 6.50%, 2/9/40	110,000	141,042
Kraft Foods, Inc., 5.00%, 6/4/42	90,000	94,140
Mead Johnson Nutrition Co., 3.50%, 11/1/14	220,000	229,235
Michael Foods Group, Inc., 9.75%, 7/15/18	225,000	244,687
Post Holdings, Inc., 7.375%, 2/15/22(3)	250,000	255,000
		2,260,133
GAS UTILITIES — 0.3%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37	680,000	855,884
El Paso Corp., 6.875%, 6/15/14	100,000	107,423
El Paso Corp., 7.25%, 6/1/18	275,000	313,192
Enbridge Energy Partners LP, 6.50%, 4/15/18	240,000	292,950
Enbridge Energy Partners LP, 5.50%, 9/15/40	110,000	120,535
Enterprise Products Operating LLC, 6.30%, 9/15/17	490,000	583,725
Enterprise Products Operating LLC, 5.95%, 2/1/41	180,000	208,248
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	510,000	619,542
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	260,000	300,036
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	243,658
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	250,000	257,500
NGPL PipeCo LLC, 7.12%, 12/15/17(3)	150,000	144,000
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	100,000	107,397
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19	80,000	105,880

Shares/ Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	$220,000	$223,320
Rockies Express Pipeline LLC, 3.90%, 4/15/15(3)	250,000	240,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22(3)	300,000	300,000
Williams Partners LP, 4.125%, 11/15/20	220,000	232,529
		5,255,819
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Biomet, Inc., 10.00%, 10/15/17	200,000	213,750
Biomet, Inc., 11.625%, 10/15/17	225,000	239,625
Covidien International Finance SA, 1.875%, 6/15/13	310,000	315,754
Covidien International Finance SA, 3.20%, 6/15/22	160,000	162,821
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(3)	125,000	126,875
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19(3)	50,000	45,000
		1,103,825
HEALTH CARE PROVIDERS AND SERVICES — 0.4%
AMERIGROUP Corp., 7.50%, 11/15/19	200,000	215,000
Apria Healthcare Group, Inc., 11.25%, 11/1/14	125,000	128,906
Capella Healthcare, Inc., 9.25%, 7/1/17	225,000	226,125
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	45,000	46,209
DaVita, Inc., 6.375%, 11/1/18	175,000	177,625
DaVita, Inc., 6.625%, 11/1/20	570,000	579,975
Express Scripts, Inc., 7.25%, 6/15/19	630,000	796,006
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(3)	570,000	567,150
HCA Holdings, Inc., 7.75%, 5/15/21	250,000	258,125
HCA, Inc., 5.75%, 3/15/14	125,000	129,688
HCA, Inc., 6.50%, 2/15/16	200,000	211,750
HCA, Inc., 8.50%, 4/15/19	125,000	138,594
HCA, Inc., 7.875%, 2/15/20	400,000	441,000
HCA, Inc., 7.50%, 2/15/22	125,000	131,328
Health Management Associates, Inc., 7.375%, 1/15/20(3)	200,000	206,000
Healthsouth Corp., 8.125%, 2/15/20	250,000	268,125
Tenet Healthcare Corp., 8.875%, 7/1/19	400,000	447,000
Universal Health Services, Inc., 7.00%, 10/1/18	375,000	403,125
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	75,000	73,875
WellPoint, Inc., 5.80%, 8/15/40	100,000	118,451
		5,564,057
HOTELS, RESTAURANTS AND LEISURE — 0.3%
Ameristar Casinos, Inc., 7.50%, 4/15/21	200,000	208,500
Boyd Gaming Corp., 9.125%, 12/1/18	495,000	509,850
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	570,000	608,475
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	225,000	153,000
Chester Downs & Marina LLC, 9.25%, 2/1/20(3)	300,000	309,750
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16	300,000	312,000
Dave & Buster’s, Inc., 11.00%, 6/1/18	225,000	243,000
DineEquity, Inc., 9.50%, 10/30/18	225,000	245,531
Marina District Finance Co., Inc., 9.50%, 10/15/15	225,000	214,313
McDonald’s Corp., 5.35%, 3/1/18	140,000	169,383
MGM Resorts International, 6.75%, 9/1/12	350,000	354,156
MGM Resorts International, 7.625%, 1/15/17	125,000	127,031

Shares/ Principal Amount	Value
MGM Resorts International, 7.75%, 3/15/22	$250,000	$250,000
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	200,000	218,500
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	250,000	292,280
Station Casinos LLC, 3.65%, 6/18/18(3)	125,000	95,000
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15	130,000	140,163
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	495,000	540,169
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22(3)	125,000	121,406
		5,112,507
HOUSEHOLD DURABLES — 0.1%
Beazer Homes USA, Inc., 8.125%, 6/15/16	125,000	114,688
D.R. Horton, Inc., 5.625%, 9/15/14	70,000	74,200
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	125,000	110,625
KB Home, 6.25%, 6/15/15	375,000	362,812
Lennar Corp., Series B, 5.60%, 5/31/15	275,000	284,625
Meritage Homes Corp., 7.00%, 4/1/22(3)	125,000	127,187
Standard Pacific Corp., 8.375%, 5/15/18	400,000	431,500
Taylor Morrison, Inc., 7.75%, 4/15/20(3)	250,000	258,125
Toll Brothers Finance Corp., 6.75%, 11/1/19	170,000	190,615
		1,954,377
HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18	470,000	472,350
Jarden Corp., 6.125%, 11/15/22	570,000	595,650
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.125%, 4/15/19(3)	570,000	588,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 9.875%, 8/15/19(3)	125,000	124,844
Spectrum Brands, Inc., 6.75%, 3/15/20(3)	125,000	127,031
Yankee Candle Co., Inc., Series B, 8.50%, 2/15/15	3,000	3,083
		1,911,483
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(3)	275,000	301,125
General Electric Co., 5.25%, 12/6/17	550,000	642,486
Harland Clarke Holdings Corp., 9.50%, 5/15/15	270,000	239,625
Schaeffler Finance BV, 7.75%, 2/15/17(3)	125,000	129,844
SPX Corp., 7.625%, 12/15/14	125,000	138,437
		1,451,517
INSURANCE — 0.3%
Allstate Corp. (The), 7.45%, 5/16/19	180,000	231,783
Allstate Corp. (The), 5.20%, 1/15/42	130,000	145,444
American International Group, Inc., 3.65%, 1/15/14	110,000	112,115
American International Group, Inc., 5.85%, 1/16/18	560,000	615,680
AXA SA, VRN, 6.46%, 12/14/18(3)	200,000	166,000
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	180,000	198,611
CNA Financial Corp., 5.875%, 8/15/20	120,000	131,669
CNA Financial Corp., 5.75%, 8/15/21	70,000	76,828
Genworth Financial, Inc., 7.20%, 2/15/21	110,000	105,584
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	400,000	230,108
Hartford Financial Services Group, Inc., 4.00%, 3/30/15	310,000	321,519
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	160,000	175,887

Shares/ Principal Amount	Value
International Lease Finance Corp., 8.75%, 3/15/17	$375,000	$418,125
International Lease Finance Corp., 8.25%, 12/15/20	375,000	419,063
Liberty Mutual Group, Inc., 5.00%, 6/1/21(3)	142,000	146,724
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(3)	200,000	179,000
Lincoln National Corp., 6.25%, 2/15/20	300,000	341,219
MetLife, Inc., 6.75%, 6/1/16	360,000	424,080
Prudential Financial, Inc., 5.375%, 6/21/20	110,000	124,391
Prudential Financial, Inc., 5.625%, 5/12/41	100,000	104,444
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(3)	230,000	210,785
Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(3)	200,000	184,341
		5,063,400
INTERNET SOFTWARE AND SERVICES†
Equinix, Inc., 7.00%, 7/15/21	75,000	80,250
Google, Inc., 2.125%, 5/19/16	190,000	198,896
		279,146
IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 7.625%, 7/15/17	125,000	136,719
Fidelity National Information Services, Inc., 5.00%, 3/15/22(3)	50,000	48,813
First Data Corp., 9.875%, 9/24/15	495,000	493,762
First Data Corp., 7.375%, 6/15/19(3)	720,000	723,600
International Business Machines Corp., 1.95%, 7/22/16	610,000	633,716
SunGard Data Systems, Inc., 10.25%, 8/15/15	200,000	206,500
		2,243,110
MACHINERY — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17	100,000	114,500
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	250,000	254,032
Deere & Co., 5.375%, 10/16/29	410,000	523,510
Dematic SA, 8.75%, 5/1/16(3)	125,000	130,000
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	130,000	135,525
		1,157,567
MEDIA — 0.9%
AMC Entertainment, Inc., 9.75%, 12/1/20	250,000	270,000
Cablevision Systems Corp., 8.625%, 9/15/17	250,000	274,375
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	375,000	404,062
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(3)	200,000	150,000
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17(3)	125,000	132,344
Cinemark USA, Inc., 8.625%, 6/15/19	150,000	163,875
Clear Channel Communications, Inc., 10.75%, 8/1/16	225,000	147,375
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	275,000	297,000
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20(3)	275,000	264,000
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(3)	470,000	412,425
Comcast Corp., 5.90%, 3/15/16	720,000	832,549
Comcast Corp., 6.50%, 11/15/35	130,000	161,488
Comcast Corp., 6.40%, 5/15/38	170,000	210,342
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	225,000	205,875
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	240,000	258,698
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	570,000	626,879
Discovery Communications LLC, 5.625%, 8/15/19	130,000	152,894

Shares/ Principal Amount	Value
DISH DBS Corp., 7.125%, 2/1/16	$125,000	$134,375
DISH DBS Corp., 6.75%, 6/1/21	670,000	695,125
Gray Television, Inc., 10.50%, 6/29/15	125,000	129,375
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	750,000	849,375
Lamar Media Corp., 7.875%, 4/15/18	200,000	216,000
Lamar Media Corp., 5.875%, 2/1/22(3)	250,000	252,812
Mediacom LLC/Mediacom Capital Corp., 7.25%, 2/15/22(3)	250,000	251,875
Nara Cable Funding Ltd., 8.875%, 12/1/18(3)	250,000	220,000
NBCUniversal Media LLC, 5.15%, 4/30/20	150,000	174,312
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	286,991
News America, Inc., 6.90%, 8/15/39	260,000	313,877
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17	275,000	288,750
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	82,000	93,070
Omnicom Group, Inc., 3.625%, 5/1/22	80,000	81,602
PAETEC Holding Corp., 8.875%, 6/30/17	125,000	135,000
Qwest Corp., 7.50%, 10/1/14	270,000	302,597
RR Donnelley & Sons Co., 8.25%, 3/15/19	225,000	215,438
Sable International Finance Ltd., 8.75%, 2/1/20(3)	125,000	130,000
Sinclair Television Group, Inc., 8.375%, 10/15/18	250,000	269,375
Sirius XM Radio, Inc., 8.75%, 4/1/15(3)	450,000	509,625
Time Warner Cable, Inc., 6.75%, 7/1/18	520,000	631,135
Time Warner, Inc., 3.15%, 7/15/15	310,000	327,010
Time Warner, Inc., 7.70%, 5/1/32	390,000	519,265
Univision Communications, Inc., 6.875%, 5/15/19(3)	225,000	220,500
UPCB Finance VI Ltd., 6.875%, 1/15/22(3)	250,000	246,875
Valassis Communications, Inc., 6.625%, 2/1/21	225,000	217,125
Viacom, Inc., 4.375%, 9/15/14	220,000	235,691
Viacom, Inc., 4.50%, 3/1/21	40,000	44,760
Videotron Ltee, 5.00%, 7/15/22(3)	125,000	122,500
Visant Corp., 10.00%, 10/1/17	225,000	213,750
Wind Acquisition Finance SA, 11.75%, 7/15/17(3)	250,000	213,750
Wind Acquisition Finance SA, 7.25%, 2/15/18(3)	250,000	215,000
WMG Acquisition Corp., 9.50%, 6/15/16	520,000	557,700
		14,278,816
METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20	150,000	139,500
Aleris International, Inc., 7.625%, 2/15/18	200,000	204,500
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	145,000	149,297
ArcelorMittal, 9.85%, 6/1/19	140,000	166,051
ArcelorMittal, 5.25%, 8/5/20	190,000	181,538
Barrick North America Finance LLC, 4.40%, 5/30/21	200,000	216,098
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	200,000	209,726
FMG Resources Pty Ltd., 6.875%, 2/1/18(3)	570,000	562,875
Inmet Mining Corp., 8.75%, 6/1/20(3)	25,000	24,500
Newmont Mining Corp., 6.25%, 10/1/39	230,000	258,737
Novelis, Inc., 8.375%, 12/15/17	300,000	318,000
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	120,000	126,390
Teck Resources Ltd., 3.15%, 1/15/17	160,000	166,008
Vale Overseas Ltd., 5.625%, 9/15/19	440,000	487,808
Vale Overseas Ltd., 4.625%, 9/15/20	120,000	124,382
		3,335,410

Shares/ Principal Amount	Value
MULTI-UTILITIES — 0.4%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(3)	$400,000	$431,000
Calpine Corp., 7.50%, 2/15/21(3)	125,000	131,250
Carolina Power & Light Co., 5.15%, 4/1/15	267,000	298,366
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	202,000	227,399
Consumers Energy Co., 2.85%, 5/15/22	50,000	51,110
Dominion Resources, Inc., 6.40%, 6/15/18	360,000	440,657
Dominion Resources, Inc., 4.90%, 8/1/41	70,000	79,187
Duke Energy Corp., 3.95%, 9/15/14	270,000	287,316
Edison International, 3.75%, 9/15/17	200,000	211,907
Energy Future Holdings Corp., 10.875%, 11/1/17	35,000	28,963
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	489,000	529,342
FirstEnergy Solutions Corp., 6.05%, 8/15/21	600,000	671,988
Florida Power Corp., 6.35%, 9/15/37	510,000	692,282
GenOn Energy, Inc., 7.625%, 6/15/14	350,000	353,500
GenOn Energy, Inc., 9.50%, 10/15/18	250,000	233,750
Georgia Power Co., 4.30%, 3/15/42	60,000	62,344
Ipalco Enterprises, Inc., 5.00%, 5/1/18	250,000	247,500
Nisource Finance Corp., 4.45%, 12/1/21	100,000	105,867
NRG Energy, Inc., 7.625%, 1/15/18	225,000	225,563
Pacific Gas & Electric Co., 5.80%, 3/1/37	81,000	101,951
PG&E Corp., 5.75%, 4/1/14	100,000	108,382
Progress Energy, Inc., 3.15%, 4/1/22	110,000	111,436
Public Service Company of Colorado, 4.75%, 8/15/41	70,000	81,365
Sempra Energy, 8.90%, 11/15/13	300,000	332,788
Sempra Energy, 6.50%, 6/1/16	260,000	309,740
Southern California Edison Co., 5.625%, 2/1/36	161,000	204,459
Southern Power Co., 5.15%, 9/15/41	60,000	66,601
Teco Finance, Inc., 6.75%, 5/1/15	40,000	45,821
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(3)	125,000	84,375
		6,756,209
MULTILINE RETAIL†
J.C. Penney Corp., Inc., 7.65%, 8/15/16	125,000	127,812
J.C. Penney Corp., Inc., Series A, 6.875%, 10/15/15	25,000	25,469
		153,281
OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	160,000	166,447
OIL, GAS AND CONSUMABLE FUELS — 0.9%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	625,000	562,500
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	350,000	345,625
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	125,000	123,125
Anadarko Petroleum Corp., 5.95%, 9/15/16	30,000	34,059
Anadarko Petroleum Corp., 6.45%, 9/15/36	300,000	352,641
Antero Resources Finance Corp., 7.25%, 8/1/19(3)	200,000	203,500
Apache Corp., 4.75%, 4/15/43	160,000	176,712
Arch Coal, Inc., 8.75%, 8/1/16	225,000	216,562
Bill Barrett Corp., 9.875%, 7/15/16	275,000	303,875
Bill Barrett Corp., 7.00%, 10/15/22	300,000	285,750
BP Capital Markets plc, 3.20%, 3/11/16	190,000	201,159
BP Capital Markets plc, 2.25%, 11/1/16	260,000	267,956

Shares/ Principal Amount	Value
BP Capital Markets plc, 4.50%, 10/1/20	$150,000	$168,040
Chesapeake Energy Corp., 7.625%, 7/15/13	125,000	130,625
Chesapeake Energy Corp., 9.50%, 2/15/15	125,000	132,500
Chesapeake Energy Corp., 6.625%, 8/15/20	200,000	193,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(3)	275,000	239,250
ConocoPhillips, 5.75%, 2/1/19	420,000	517,532
ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	154,508
Consol Energy, Inc., 8.00%, 4/1/17	470,000	473,525
Continental Resources, Inc., 5.00%, 9/15/22(3)	50,000	49,688
Devon Energy Corp., 1.875%, 5/15/17	80,000	79,917
Devon Energy Corp., 5.60%, 7/15/41	210,000	244,252
Encore Acquisition Co., 9.50%, 5/1/16	350,000	383,250
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	200,000	203,000
EOG Resources, Inc., 5.625%, 6/1/19	380,000	461,279
Forest Oil Corp., 8.50%, 2/15/14	225,000	237,375
Hess Corp., 6.00%, 1/15/40	230,000	261,512
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19(3)	200,000	190,750
Marathon Petroleum Corp., 3.50%, 3/1/16	70,000	73,849
Marathon Petroleum Corp., 5.125%, 3/1/21	100,000	111,302
Nexen, Inc., 5.875%, 3/10/35	180,000	188,159
Noble Energy, Inc., 4.15%, 12/15/21	330,000	347,544
Peabody Energy Corp., 6.00%, 11/15/18(3)	250,000	250,625
Peabody Energy Corp., 6.50%, 9/15/20	50,000	50,625
Pemex Project Funding Master Trust, 6.625%, 6/15/35	70,000	80,325
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	390,000	427,039
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	310,000	332,611
Petroleos Mexicanos, 6.00%, 3/5/20	190,000	215,175
Phillips 66, 4.30%, 4/1/22(3)	130,000	135,766
Plains Exploration & Production Co., 6.75%, 2/1/22	570,000	567,150
Quicksilver Resources, Inc., 8.25%, 8/1/15	125,000	122,812
Sabine Pass LNG LP, 7.50%, 11/30/16	475,000	504,687
Samson Investment Co., 9.75%, 2/15/20(3)	125,000	124,531
SandRidge Energy, Inc., 8.75%, 1/15/20	175,000	180,250
Shell International Finance BV, VRN, 0.82%, 6/22/12	3,000,000	3,001,083
Suncor Energy, Inc., 6.10%, 6/1/18	266,000	317,535
Suncor Energy, Inc., 6.85%, 6/1/39	100,000	127,913
Talisman Energy, Inc., 7.75%, 6/1/19	220,000	275,276
Venoco, Inc., 8.875%, 2/15/19	160,000	148,000
		14,775,724
PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 7.70%, 6/15/15	550,000	638,606
International Paper Co., 4.75%, 2/15/22	190,000	203,508
International Paper Co., 6.00%, 11/15/41	70,000	77,520
Sappi Papier Holding GmbH, 6.625%, 4/15/21(3)	200,000	189,000
		1,108,634
PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21	160,000	175,400
PHARMACEUTICALS — 0.2%
Abbott Laboratories, 5.30%, 5/27/40	15,000	18,202
AstraZeneca plc, 5.40%, 9/15/12	580,000	587,793
AstraZeneca plc, 5.90%, 9/15/17	450,000	539,935

Shares/ Principal Amount	Value
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	$520,000	$543,400
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	370,000	375,284
Roche Holdings, Inc., 6.00%, 3/1/19(3)	200,000	251,991
Roche Holdings, Inc., 7.00%, 3/1/39(3)	230,000	341,558
Sanofi, 4.00%, 3/29/21	143,000	160,778
Valeant Pharmaceuticals International, 6.50%, 7/15/16(3)	200,000	205,000
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	225,000	238,500
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	438,000	467,124
		3,729,565
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
American Tower Corp., 4.625%, 4/1/15	350,000	371,876
Boston Properties LP, 3.85%, 2/1/23	150,000	151,572
Felcor Lodging LP, 6.75%, 6/1/19	200,000	201,500
HCP, Inc., 3.75%, 2/1/16	110,000	115,413
Host Hotels & Resorts LP, 6.75%, 6/1/16	250,000	256,875
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	125,000	129,375
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	500,000	530,000
Simon Property Group LP, 5.10%, 6/15/15	300,000	328,830
UDR, Inc., 4.25%, 6/1/18	170,000	180,735
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	270,000	276,772
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	90,000	94,297
WEA Finance LLC, 4.625%, 5/10/21(3)	140,000	148,185
		2,785,430
REAL ESTATE MANAGEMENT AND DEVELOPMENT†
CB Richard Ellis Services, Inc., 11.625%, 6/15/17	100,000	113,500
ProLogis LP, 6.625%, 12/1/19	260,000	303,333
Realogy Corp., 7.875%, 2/15/19(3)	200,000	191,000
		607,833
ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	265,000	283,010
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	100,000	111,554
CSX Corp., 4.25%, 6/1/21	60,000	66,194
CSX Corp., 4.75%, 5/30/42	160,000	164,586
Union Pacific Corp., 4.75%, 9/15/41	220,000	237,309
		862,653
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	375,000	404,063
Freescale Semiconductor, Inc., 9.25%, 4/15/18(3)	350,000	370,125
Freescale Semiconductor, Inc., 8.05%, 2/1/20	300,000	286,500
		1,060,688
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17	571,000	660,832
Lawson Software, Inc., 9.375%, 4/1/19(3)	125,000	129,375
Oracle Corp., 6.125%, 7/8/39	360,000	473,446
Sabre, Inc., 8.50%, 5/15/19(3)	125,000	124,375
		1,388,028
SPECIALTY RETAIL — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	125,000	136,406
Hertz Corp. (The), 6.75%, 4/15/19	125,000	128,438
Hertz Corp. (The), 7.375%, 1/15/21	200,000	210,750
Home Depot, Inc. (The), 5.95%, 4/1/41	210,000	271,835
Lowe’s Cos., Inc., 1.625%, 4/15/17	110,000	110,647
Michaels Stores, Inc., 11.375%, 11/1/16	250,000	266,878
Petco Animal Supplies, Inc., 9.25%, 12/1/18(3)	275,000	297,000
Rent-A-Center, Inc., 6.625%, 11/15/20	325,000	342,875

Shares/ Principal Amount	Value
Stewart Enterprises, Inc., 6.50%, 4/15/19		$60,000	$61,800
Toys “R” Us Property Co. I LLC, 10.75%, 7/15/17		500,000	546,250
United Rentals (North America), Inc., 8.375%, 9/15/20		250,000	256,250
			2,629,129
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19		225,000	233,438
Gap, Inc. (The), 5.95%, 4/12/21		190,000	196,654
Gymboree Corp., 9.125%, 12/1/18		250,000	223,125
Hanesbrands, Inc., 6.375%, 12/15/20		275,000	282,219
Ltd. Brands, Inc., 6.625%, 4/1/21		200,000	215,500
Ltd. Brands, Inc., 5.625%, 2/15/22		275,000	278,437
Phillips-Van Heusen Corp., 7.375%, 5/15/20		570,000	625,575
Polymer Group, Inc., 7.75%, 2/1/19		335,000	350,075
			2,405,023
THRIFTS AND MORTGAGE FINANCE†
Cie de Financement Foncier, 4.375%, 4/25/19	EUR	200,000	274,372
Cie de Financement Foncier, MTN, 4.50%, 5/16/18	EUR	165,000	227,487
			501,859
TOBACCO†
Philip Morris International, Inc., 4.125%, 5/17/21		$280,000	313,304
TRANSPORTATION INFRASTRUCTURE†
CEVA Group plc, 8.375%, 12/1/17(3)		200,000	195,500
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32		250,000	383,633
America Movil SAB de CV, 5.00%, 3/30/20		200,000	224,694
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18		230,000	315,169
Cricket Communications, Inc., 7.75%, 10/15/20		570,000	523,687
MetroPCS Wireless, Inc., 7.875%, 9/1/18		250,000	253,750
Nextel Communications, Inc., 7.375%, 8/1/15		1,170,000	1,149,525
Sprint Nextel Corp., 7.00%, 3/1/20(3)		250,000	252,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(3)		130,000	121,781
Vodafone Group plc, 5.625%, 2/27/17		230,000	269,273
			3,494,012
TOTAL CORPORATE BONDS (Cost $144,991,719)			151,908,904
U.S. Government Agency Mortgage-Backed Securities(4) — 5.9%
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.5%
FHLMC, 6.50%, 12/1/12		198	201
FHLMC, 7.00%, 6/1/14		8,194	8,662
FHLMC, 6.50%, 6/1/16		50,329	54,153
FHLMC, 6.50%, 6/1/16		56,415	60,994
FHLMC, 4.50%, 1/1/19		943,728	1,010,913
FHLMC, 5.00%, 10/1/19		28,616	30,854
FHLMC, 5.00%, 11/1/19		131,594	141,886
FHLMC, 5.50%, 11/1/19		4,373	4,770
FHLMC, 5.50%, 11/1/19		5,486	5,985
FHLMC, 5.50%, 11/1/19		5,496	5,996
FHLMC, 5.50%, 11/1/19		5,990	6,534
FHLMC, 5.50%, 11/1/19		3,582	3,908
FHLMC, 5.50%, 12/1/19		5,375	5,864
FHLMC, 5.00%, 2/1/20		9,134	9,917
FHLMC, 5.00%, 2/1/20		2,953	3,206
FHLMC, 5.50%, 3/1/20		10,265	11,198
FHLMC, 5.50%, 3/1/20		7,127	7,774
FHLMC, 5.50%, 3/1/20		17,680	19,287
FHLMC, 5.00%, 5/1/20		5,602	6,082
FHLMC, 5.00%, 5/1/20		14,651	15,907
FHLMC, 5.00%, 5/1/20		23,777	25,814
FHLMC, 4.50%, 7/1/20		90,651	96,991
FHLMC, 4.00%, 10/1/20		31,530	33,532
FHLMC, 5.00%, 4/1/21		3,270,150	3,525,886
FHLMC, 8.00%, 6/1/26		1,300	1,581
FHLMC, 8.00%, 6/1/26		5,435	5,718
FHLMC, 8.00%, 7/1/26		1,356	1,363
FHLMC, 7.00%, 8/1/29		4,517	5,434

Shares/ Principal Amount	Value
FHLMC, 7.50%, 8/1/29	$22,755	$24,720
FHLMC, 8.00%, 7/1/30	27,070	33,666
FHLMC, 6.50%, 6/1/31	92,724	105,944
FHLMC, 5.50%, 12/1/33	705,362	781,115
FHLMC, 6.50%, 5/1/34	21,677	24,666
FHLMC, 5.50%, 6/1/35	70,055	76,593
FHLMC, 5.00%, 9/1/35	36,889	39,826
FHLMC, 5.00%, 9/1/35	26,261	28,352
FHLMC, 5.50%, 10/1/35	159,553	175,192
FHLMC, 5.50%, 10/1/35	57,978	63,661
FHLMC, 5.00%, 11/1/35	286,783	315,130
FHLMC, 5.00%, 11/1/35	280,284	311,273
FHLMC, 6.50%, 3/1/36	25,493	28,713
FHLMC, 6.50%, 3/1/36	13,943	15,705
FHLMC, 5.50%, 1/1/38	1,124,895	1,226,019
FHLMC, 6.00%, 2/1/38	518,816	571,616
FHLMC, 6.00%, 11/1/38	3,321,843	3,659,909
FHLMC, 4.00%, 4/1/41	2,057,144	2,221,737
FHLMC, 6.50%, 7/1/47	89,784	100,382
FNMA, 6.00%, 12/1/13	5,963	6,350
FNMA, 5.32%, 4/1/14	109,335	115,180
FNMA, 6.00%, 4/1/14	19,499	20,767
FNMA, 7.50%, 6/1/15	3,277	3,319
FNMA, 5.17%, 1/1/16	162,310	178,532
FNMA, 4.50%, 5/1/19	1,261,006	1,356,074
FNMA, 4.00%, 6/1/19	9,214	9,868
FNMA, 4.50%, 6/1/19	147,085	161,300
FNMA, 4.50%, 12/1/19	12,792	14,029
FNMA, 5.00%, 3/1/20	24,685	26,967
FNMA, 5.00%, 3/1/20	24,987	27,297
FNMA, 5.00%, 4/1/20	17,845	19,494
FNMA, 5.00%, 5/1/20	5,677	6,202
FNMA, 5.00%, 5/1/20	28,726	31,381
FNMA, 5.00%, 7/1/20	49,005	53,167
FNMA, 7.00%, 5/1/26	5,044	6,005
FNMA, 7.00%, 6/1/26	3,541	4,216
FNMA, 7.50%, 3/1/27	14,259	17,206
FNMA, 6.50%, 4/1/29	22,979	26,420
FNMA, 6.50%, 6/1/29	13,755	15,814
FNMA, 6.50%, 6/1/29	39,708	45,654
FNMA, 7.00%, 7/1/29	22,326	26,838
FNMA, 6.50%, 8/1/29	47,604	54,732
FNMA, 7.00%, 3/1/30	28,265	33,977
FNMA, 8.00%, 7/1/30	37,121	41,461
FNMA, 7.50%, 9/1/30	15,936	19,541
FNMA, 6.50%, 9/1/31	124,064	142,642
FNMA, 7.00%, 9/1/31	60,306	71,887
FNMA, 6.50%, 1/1/32	46,580	53,322
FNMA, 7.00%, 6/1/32	410,238	486,597
FNMA, 6.50%, 10/1/32	349,010	399,525
FNMA, 5.50%, 6/1/33	319,066	351,095
FNMA, 5.50%, 8/1/33	1,407,740	1,546,857
FNMA, 5.00%, 11/1/33	1,683,672	1,827,434
FNMA, 5.50%, 1/1/34	1,326,334	1,457,889
FNMA, 5.50%, 9/1/34	90,642	99,741
FNMA, 5.50%, 10/1/34	94,497	103,717
FNMA, 6.00%, 10/1/34	128,248	143,263
FNMA, 5.00%, 11/1/34	467,086	517,273
FNMA, 5.50%, 3/1/35	6,245	6,934
FNMA, 5.50%, 3/1/35	12,893	14,316
FNMA, 5.50%, 3/1/35	19,460	21,608
FNMA, 5.50%, 3/1/35	56,585	62,336
FNMA, 5.50%, 3/1/35	40,799	45,222
FNMA, 5.00%, 4/1/35	60,426	67,474
FNMA, 6.00%, 5/1/35	44,639	49,468
FNMA, 6.00%, 5/1/35	9,720	10,772
FNMA, 6.00%, 6/1/35	24,265	26,890
FNMA, 6.00%, 6/1/35	1,533	1,699
FNMA, 6.00%, 6/1/35	78,363	86,842
FNMA, 5.00%, 7/1/35	242,386	270,657
FNMA, 5.50%, 7/1/35	40,481	44,545
FNMA, 6.00%, 7/1/35	13,321	14,762
FNMA, 6.00%, 7/1/35	103,150	114,310
FNMA, 6.00%, 7/1/35	118,765	131,615
FNMA, 5.50%, 8/1/35	21,179	23,305
FNMA, 6.00%, 8/1/35	6,043	6,686
FNMA, 4.50%, 9/1/35	2,380,023	2,556,839
FNMA, 5.50%, 9/1/35	111,418	122,602
FNMA, 5.50%, 9/1/35	4,253	4,680
FNMA, 5.50%, 9/1/35	1,473	1,621
FNMA, 5.50%, 9/1/35	31,822	35,016
FNMA, 5.50%, 9/1/35	237,175	260,984
FNMA, 5.00%, 10/1/35	37,796	42,204
FNMA, 5.50%, 10/1/35	550,473	605,733
FNMA, 6.00%, 10/1/35	50,150	55,577
FNMA, 5.50%, 11/1/35	311,739	343,033
FNMA, 6.00%, 11/1/35	90,168	100,215
FNMA, 6.50%, 11/1/35	6,767	7,671
FNMA, 6.50%, 11/1/35	22,961	26,047
FNMA, 6.50%, 12/1/35	59,869	67,917
FNMA, 6.50%, 4/1/36	28,101	32,044
FNMA, 6.00%, 8/1/36	97,296	107,397
FNMA, 5.00%, 10/1/36	861,171	933,357
FNMA, 5.00%, 11/1/36	1,107,042	1,199,837

Shares/ Principal Amount	Value
FNMA, 5.50%, 1/1/37		$3,285,734	$3,602,225
FNMA, 5.50%, 2/1/37		1,165,724	1,272,909
FNMA, 6.00%, 5/1/37		79,879	88,172
FNMA, 6.00%, 7/1/37		24,160	26,668
FNMA, 6.50%, 8/1/37		35,575	39,863
FNMA, 6.50%, 8/1/37		2,098,456	2,351,363
FNMA, 6.50%, 8/1/37		954,381	1,069,403
FNMA, 4.00%, 1/1/41		7,952,477	8,615,017
FNMA, 4.50%, 1/1/41		1,093,167	1,188,386
FNMA, 4.50%, 2/1/41		3,463,903	3,729,902
FNMA, 4.00%, 5/1/41		2,633,467	2,808,016
FNMA, 4.50%, 7/1/41		2,337,321	2,546,755
FNMA, 4.50%, 9/1/41		78,369	85,121
FNMA, 4.00%, 12/1/41		3,905,631	4,215,762
FNMA, 4.00%, 1/1/42		1,937,978	2,067,035
FNMA, 4.00%, 1/1/42		88,613	95,406
FNMA, 6.50%, 6/1/47		126,613	141,121
FNMA, 6.50%, 8/1/47		433,766	483,468
FNMA, 6.50%, 8/1/47		265,310	295,710
FNMA, 6.50%, 9/1/47		574,623	640,465
FNMA, 6.50%, 9/1/47		27,316	30,446
FNMA, 6.50%, 9/1/47		267,615	298,280
FNMA, 6.50%, 9/1/47		149,088	166,171
FNMA, 6.50%, 9/1/47		204,742	228,202
GNMA, 9.00%, 4/20/25		2,046	2,540
GNMA, 7.50%, 10/15/25		5,387	6,226
GNMA, 6.00%, 4/15/26		1,625	1,832
GNMA, 6.00%, 4/15/26		1,409	1,588
GNMA, 7.50%, 6/15/26		4,596	5,328
GNMA, 7.00%, 12/15/27		18,344	21,793
GNMA, 7.50%, 12/15/27		29,614	36,002
GNMA, 6.50%, 1/15/28		22,631	26,557
GNMA, 6.00%, 5/15/28		50,025	56,522
GNMA, 6.00%, 5/15/28		56,897	64,394
GNMA, 6.50%, 5/15/28		7,183	8,429
GNMA, 7.00%, 5/15/31		59,273	70,036
GNMA, 5.50%, 11/15/32		281,239	314,724
GNMA, 6.50%, 10/15/38		4,656,443	5,386,923
GNMA, 4.00%, 1/20/41		3,836,705	4,202,191
GNMA, 4.50%, 5/20/41		5,113,778	5,650,458
GNMA, 4.50%, 6/15/41		1,109,665	1,235,427
GNMA, 4.00%, 12/15/41		2,392,516	2,621,301
			87,738,014
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.4%
FHLMC, VRN, 2.59%, 6/15/12		448,746	468,453
FHLMC, VRN, 2.90%, 6/15/12		149,789	156,719
FHLMC, VRN, 3.30%, 6/15/12		417,841	439,122
FHLMC, VRN, 4.03%, 6/15/12		881,371	934,602
FHLMC, VRN, 6.10%, 6/15/12		582,001	631,889
FNMA, VRN, 2.73%, 6/25/12		648,635	673,729
FNMA, VRN, 3.35%, 6/25/12		527,383	555,255
FNMA, VRN, 3.37%, 6/25/12		476,019	500,792
FNMA, VRN, 3.90%, 6/25/12		612,837	648,816
FNMA, VRN, 3.91%, 6/25/12		682,244	722,949
FNMA, VRN, 3.97%, 6/25/12		278,128	295,430
			6,027,756
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $86,985,804)			93,765,770
Sovereign Governments and Agencies — 2.9%
AUSTRALIA — 0.1%
Government of Australia, 6.50%, 5/15/13	AUD	460,000	464,900
Government of Australia, 5.75%, 7/15/22	AUD	220,000	267,118
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	295,000	320,284
			1,052,302
AUSTRIA — 0.2%
Republic of Austria, 3.40%, 10/20/14(3)	EUR	465,000	613,406
Republic of Austria, 4.35%, 3/15/19(3)	EUR	680,000	980,999
Republic of Austria, 3.90%, 7/15/20(3)	EUR	365,000	518,075
Republic of Austria, 4.15%, 3/15/37(3)	EUR	183,000	282,766
			2,395,246

Shares/ Principal Amount	Value
BELGIUM — 0.2%
Kingdom of Belgium, 4.00%, 3/28/14	EUR	910,000	$1,188,776
Kingdom of Belgium, 4.00%, 3/28/18	EUR	280,000	378,754
Kingdom of Belgium, 3.75%, 9/28/20	EUR	310,000	413,801
Kingdom of Belgium, 5.00%, 3/28/35	EUR	270,000	415,286
			2,396,617
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19		$1,000,000	1,198,500
Brazilian Government International Bond, 5.625%, 1/7/41		$200,000	234,500
			1,433,000
CANADA — 0.2%
Government of Canada, 3.75%, 6/1/12	CAD	640,000	619,676
Government of Canada, 5.00%, 6/1/14	CAD	485,000	505,854
Government of Canada, 3.75%, 6/1/19	CAD	320,000	356,181
Government of Canada, 3.25%, 6/1/21	CAD	260,000	285,158
Government of Canada, 5.75%, 6/1/33	CAD	345,000	527,055
Hydro-Quebec, 8.40%, 1/15/22		$130,000	192,966
Province of Ontario Canada, 5.45%, 4/27/16		$240,000	279,572
Province of Ontario Canada, 1.60%, 9/21/16		$160,000	163,102
			2,929,564
CHILE†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	241,500
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21		$150,000	164,400
DENMARK — 0.1%
Kingdom of Denmark, 4.00%, 11/15/17	DKK	2,300,000	456,487
Kingdom of Denmark, 4.00%, 11/15/19	DKK	530,000	109,139
Kingdom of Denmark, 7.00%, 11/10/24	DKK	1,760,000	486,457
Kingdom of Denmark, 4.50%, 11/15/39	DKK	1,960,000	535,447
			1,587,530
FINLAND — 0.2%
Government of Finland, 4.25%, 9/15/12	EUR	365,000	456,485
Government of Finland, 3.125%, 9/15/14	EUR	480,000	633,302
Government of Finland, 3.875%, 9/15/17	EUR	460,000	657,842
Government of Finland, 4.375%, 7/4/19	EUR	111,000	166,401
Government of Finland, 3.375%, 4/15/20	EUR	360,000	511,732
Government of Finland, 4.00%, 7/4/25	EUR	230,000	354,132
			2,779,894
FRANCE — 0.1%
French Treasury Note, 2.25%, 2/25/16	EUR	655,000	850,937
Government of France, 4.00%, 4/25/14	EUR	240,000	317,213
Government of France, 3.25%, 10/25/21	EUR	85,000	114,009
Government of France, 5.50%, 4/25/29	EUR	160,000	263,058
Government of France, 4.75%, 4/25/35	EUR	195,000	308,600
			1,853,817
GERMANY — 0.2%
German Federal Republic, 4.25%, 10/12/12	EUR	270,000	338,787
German Federal Republic, 2.00%, 2/26/16	EUR	520,000	687,461
German Federal Republic, 4.00%, 1/4/18	EUR	315,000	465,174
German Federal Republic, 3.00%, 7/4/20	EUR	35,000	50,306
German Federal Republic, 1.75%, 7/4/22	EUR	180,000	233,866
German Federal Republic, 4.75%, 7/4/34	EUR	250,000	470,478
German Federal Republic, 4.25%, 7/4/39	EUR	180,000	338,352
			2,584,424
ITALY†
Republic of Italy, 6.875%, 9/27/23		$110,000	113,608
JAPAN — 0.6%
Government of Japan, 1.20%, 6/20/15	JPY	150,200,000	1,980,246

Shares/ Principal Amount	Value
Government of Japan, 1.50%, 9/20/18	JPY	272,200,000	$3,713,352
Government of Japan, 1.00%, 12/20/21	JPY	114,300,000	1,485,763
Government of Japan, 2.10%, 12/20/26	JPY	192,700,000	2,717,999
Government of Japan, 2.40%, 3/20/37	JPY	26,500,000	383,143
			10,280,503
MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17		$160,000	184,000
United Mexican States, 5.95%, 3/19/19		$710,000	852,000
United Mexican States, 5.125%, 1/15/20		$350,000	401,450
United Mexican States, 6.05%, 1/11/40		$220,000	268,950
			1,706,400
MULTI-NATIONAL — 0.1%
European Investment Bank, 2.50%, 7/15/15	EUR	360,000	466,622
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	300,000	412,255
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	405,380
			1,284,257
NETHERLANDS — 0.1%
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	550,000	771,762
Kingdom of Netherlands, 3.50%, 7/15/20	EUR	355,000	510,195
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	245,000	420,812
			1,702,769
NEW ZEALAND†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	175,000	147,755
NORWAY†
Government of Norway, 4.25%, 5/19/17	NOK	1,000,000	185,764
PERU†
Republic of Peru, 6.55%, 3/14/37		$100,000	130,500
Republic of Peru, 5.625%, 11/18/50		$150,000	173,250
			303,750
POLAND†
Poland Government International Bond, 5.125%, 4/21/21		$250,000	$265,325
SOUTH KOREA†
Export-Import Bank of Korea, 3.75%, 10/20/16		$240,000	251,406
Korea Development Bank, 3.25%, 3/9/16		$160,000	163,567
Korea Development Bank, 4.00%, 9/9/16		$160,000	169,035
			584,008
SWEDEN†
Government of Sweden, 6.75%, 5/5/14	SEK	2,540,000	389,208
Government of Sweden, 4.25%, 3/12/19	SEK	1,590,000	263,978
			653,186
SWITZERLAND†
Switzerland Government Bond, 2.00%, 4/28/21	CHF	160,000	187,028
Switzerland Government Bond, 2.50%, 3/8/36	CHF	35,000	48,651
			235,679
UNITED KINGDOM — 0.6%
Government of United Kingdom, 5.00%, 9/7/14	GBP	665,000	1,135,660
Government of United Kingdom, 4.00%, 9/7/16	GBP	640,000	1,131,421
Government of United Kingdom, 4.50%, 3/7/19	GBP	635,000	1,204,978
Government of United Kingdom, 8.00%, 6/7/21	GBP	71,000	170,974
Government of United Kingdom, 3.75%, 9/7/21	GBP	950,000	1,750,494
Government of United Kingdom, 4.25%, 6/7/32	GBP	180,000	347,110
Government of United Kingdom, 4.25%, 3/7/36	GBP	920,000	1,771,949
Government of United Kingdom, 4.50%, 12/7/42	GBP	975,000	1,970,909
			9,483,495
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $44,058,945)			46,364,793

Shares/ Principal Amount	Value
Municipal Securities — 2.4%
Alameda County Industrial Development Authority, Series 1997 A, (Plyproperties), VRDN, 0.26%, 6/7/12 (LOC: Wells Fargo Bank N.A.)	$3,600,000	$3,600,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	120,000	168,298
Appling County Development Authority Rev., (Georgia Power Co. Plant), VRDN, 0.26%, 6/1/12	3,500,000	3,500,000
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	120,000	166,314
California GO, (Building Bonds), 7.30%, 10/1/39	160,000	203,158
California GO, (Building Bonds), 7.60%, 11/1/40	45,000	59,297
City of Lowell, AR Rev., (Little Rock Newspapers), VRDN, 0.24%, 6/6/12 (LOC: JP Morgan Chase Bank N.A.)	3,850,000	3,850,000
Illinois GO, 5.88%, 3/1/19	370,000	414,115
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	600,000	569,754
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	100,000	110,359
Iowa Higher Education Loan Authority Rev., (Des Moines University Osteopathic Medical Center), VRDN, 0.22%, 6/1/12 (LOC: U.S. Bank NA)	300,000	300,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	360,000	490,637
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	130,000	164,414
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	185,000	239,209
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	100,000	131,264
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	180,000	265,790
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	140,000	199,713
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	145,000	199,647
New York Local Government Assistance Corp. Rev., Series 1995 C, VRDN, 0.19%, 6/6/12 (LOC: Landesbank Hessen-Thuringen Girozentrale)	2,689,000	2,689,000
New York State Housing Finance Agency Rev., Series 2012 A2, (West 30th Street Housing), VRDN, 0.18%, 6/6/12 (LOC: Wells Fargo Bank N.A.)	3,050,000	3,050,000
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	200,000	232,278
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.26%, 6/6/12 (LOC: FNMA)	1,740,000	1,740,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	130,000	173,257
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	335,000	444,016
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	170,000	211,300

Shares/ Principal Amount	Value
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	$170,000	$211,976
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	270,000	334,071
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	195,000	240,932
State of Ohio Rev., Series 2012 B, 0.60%, 5/30/13	3,335,000	3,335,133
Washington Finance Commission Nonprofit Housing Rev., (Heatherwood), Series 2002 A, VRDN, 0.23%, 6/7/12 (LIQ FAC: FHLMC)	3,400,000	3,400,000
Wisconsin Health & Educational Facilities Authority Rev., (Benevolent Corporation Cedar Community), VRDN, 0.21%, 6/7/12 (LOC: JP Morgan Chase Bank N.A.)	4,000,000	4,000,000
Wisconsin Health & Educational Facilities Authority Rev., (Milwaukee Institute of Art & Design), VRDN, 0.20%, 6/6/12 (LOC: Citibank N.A.)	4,000,000	4,000,000
TOTAL MUNICIPAL SECURITIES (Cost $37,712,044)		38,693,932
Commercial Paper(5) — 2.4%
BP Capital Markets plc, 0.34%, 6/29/12(3)	3,700,000	3,699,672
Catholic Health Initiatives, 0.30%, 6/1/12	3,700,000	3,700,000
Charta LLC, 0.50%, 7/16/12(3)	3,800,000	3,798,524
Chicago, IL, 0.33%, 8/8/12	2,900,000	2,898,260
CRC Funding LLC, 0.48%, 7/16/12(3)	4,000,000	3,998,446
Crown Point Capital Co. LLC, 0.30%, 6/4/12(3)	4,000,000	3,999,893
Govco LLC, 0.51%, 7/16/12(3)	4,000,000	3,998,615
Legacy Capital Co., 0.30%, 6/8/12(3)	4,000,000	3,999,787
Lexington Parker Capital, 0.30%, 6/8/12(3)	4,000,000	3,999,733
Toyota Motor Credit Corp., 0.28%, 6/15/12	3,700,000	3,699,846
TOTAL COMMERCIAL PAPER (Cost $37,789,150)		37,792,776
Commercial Mortgage-Backed Securities(4) — 0.9%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	567,426	572,791
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 6/1/12	500,000	557,191
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 6/1/12	425,000	450,819
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	350,000	360,733
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 6/1/12	317,025	325,010
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 6/1/12	925,000	979,765
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.42%, 6/15/12(3)	475,729	428,889
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 6/1/12	300,000	299,756
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 6/1/12	600,000	646,904

Shares/ Principal Amount	Value
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 6/1/12	$250,000	$254,203
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 6/1/12	1,000,000	1,073,362
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	740,000	790,724
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,100,000	1,189,120
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	700,000	734,544
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	1,000,000	1,046,520
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.27%, 6/11/12	450,000	479,390
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 6/11/12	200,000	207,409
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	250,000	244,692
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 6/11/12	600,000	640,301
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 6/11/12	725,000	780,576
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	77,278	77,531
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	800,000	855,779
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	176,712	178,473
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,500,000	1,592,118
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 6/1/12	62,836	62,978
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,584,752)		14,829,578
Collateralized Mortgage Obligations(4) — 0.6%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	351,829	364,220
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	1,154,544	839,954
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	293,430	301,279
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 6/1/12	454,529	433,489
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.70%, 6/1/12	300,000	291,644
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	370,674	389,699
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.00%, 6/1/12	482,864	503,984
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 6/1/12	531,984	538,760

Shares/ Principal Amount	Value
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	$505,713	$533,556
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	598,259	630,241
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	567,261	562,625
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	169,775	169,820
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	234,477	238,071
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.34%, 6/1/12	255,227	257,886
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A6, VRN, 2.67%, 6/1/12	17,917	17,868
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	638,976	634,893
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	363,445	363,354
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.09%, 6/1/12	307,684	310,938
		7,382,281
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	2,229,651	2,483,059
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.64%, 6/25/12	49,278	49,311
		2,532,370
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,866,318)		9,914,651
U.S. Government Agency Securities — 0.4%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FHLB, Series 1, 1.00%, 6/21/17	310,000	311,064
FHLMC, 1.25%, 5/12/17	1,700,000	1,725,220
FHLMC, 1.75%, 5/30/19	240,000	246,484
FHLMC, 2.375%, 1/13/22	210,000	216,763
		2,499,531
GOVERNMENT-BACKED CORPORATE BONDS(6) — 0.2%
Morgan Stanley, VRN, 0.82%, 6/20/12	3,900,000	3,901,197
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $6,348,140)		6,400,728
Exchange-Traded Funds — 0.1%
Global X FTSE Colombia 20 ETF	14,778	307,087
iShares Russell 1000 Growth Index Fund	8,632	533,371
iShares Russell 2000 Index Fund	451	34,321
iShares Russell 2000 Value Index Fund	5,822	392,927
iShares Russell Midcap Value Index Fund	11,789	529,444
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,763,002)		1,797,150

Shares/ Principal Amount	Value
Convertible Preferred Stocks†
INSURANCE†
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	4,177	$227,855
LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	378	36,430
MEDIA†
LodgeNet Interactive Corp., 10.00%(3)	28	17,010
TOBACCO†
Universal Corp., 6.75%	50	52,263
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $370,792)		333,558
Asset-Backed Securities(4)†
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19 (Cost $129,980)	$130,000	149,305

	Shares	Value
Preferred Stocks†
DIVERSIFIED FINANCIAL SERVICES†
Ally Financial, Inc., 7.00%(3)	77	$66,028
REAL ESTATE INVESTMENT TRUSTS (REITs)†
DuPont Fabros Technology, Inc., Series A, 7.875%	1,271	32,842
Inland Real Estate Corp., Series A, 8.125%	908	23,018
PS Business Parks, Inc., 6.45%	952	25,209
		81,069
TOTAL PREFERRED STOCKS (Cost $150,458)		147,097

Temporary Cash Investments — 1.4%
SSgA U.S. Government Money Market Fund (Cost $22,567,263)	22,567,263	22,567,263
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,403,323,963)		1,587,256,277
OTHER ASSETS AND LIABILITIES — 0.3%		5,445,032
TOTAL NET ASSETS — 100.0%		$1,592,701,309

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
227,000	CHF for EUR	UBS AG	7/27/12	$233,921	$(8,678)
110,983	EUR for JPY	Deutsche Bank	7/27/12	137,277	(9,642)
233,979	EUR for JPY	UBS AG	7/27/12	289,412	28
60,363	GBP for JPY	UBS AG	7/27/12	93,008	(5,123)
125,379	GBP for JPY	HSBC Holdings plc	7/27/12	193,188	(875)
60,000	AUD for USD	Barclays Bank plc	7/27/12	58,173	(3,908)
19,000	AUD for USD	HSBC Holdings plc	7/27/12	18,422	(1,051)
16,160	AUD for USD	Westpac Group	7/27/12	15,668	(914)
22,000	CAD for USD	Barclays Bank plc	7/27/12	21,274	(1,101)
108,000	CAD for USD	HSBC Holdings plc	7/27/12	104,437	(4,389)
50,000	CAD for USD	HSBC Holdings plc	7/27/12	48,351	(2,297)
17,000	CHF for USD	Barclays Bank plc	7/27/12	17,518	(1,262)
14,000	CHF for USD	HSBC Holdings plc	7/27/12	14,427	(1,011)
4,805,000	CZK for USD	Deutsche Bank	7/27/12	230,979	(24,009)
877,000	DKK for USD	HSBC Holdings plc	7/27/12	146,072	(10,096)
3,944,532	DKK for USD	UBS AG	7/27/12	656,997	(41,064)
719,222	EUR for USD	Barclays Bank plc	7/27/12	889,619	(54,828)
142,000	EUR for USD	Barclays Bank plc	7/27/12	175,642	(12,608)
573,000	EUR for USD	HSBC Holdings plc	7/27/12	708,754	(44,179)
47,000	GBP for USD	Barclays Bank plc	7/27/12	72,419	(3,883)
232,000	GBP for USD	HSBC Holdings plc	7/27/12	357,471	(11,989)
69,000	GBP for USD	HSBC Holdings plc	7/27/12	106,317	(5,561)
129,000	HKD for USD	Westpac Group	7/27/12	16,623	(8)
140,881,720	JPY for USD	Barclays Bank plc	7/27/12	1,798,910	51,778
8,658,000	JPY for USD	Barclays Bank plc	7/27/12	110,554	2,856
40,444,000	JPY for USD	HSBC Holdings plc	7/27/12	516,427	16,099
1,556,946,989	KRW for USD	HSBC Holdings plc	7/27/12	1,314,489	(47,848)
133,000	NOK for USD	Barclays Bank plc	7/27/12	21,706	(1,427)
1,031,362	NOK for USD	Deutsche Bank	7/27/12	168,322	(10,796)
23,000	NZD for USD	Barclays Bank plc	7/27/12	17,275	(1,450)
176,672	NZD for USD	Westpac Group	7/27/12	132,692	(11,675)
253,000	SEK for USD	Barclays Bank plc	7/27/12	34,757	(2,753)
470,000	SGD for USD	HSBC Holdings plc	7/27/12	364,774	(11,226)
1,352,000	TWD for USD	HSBC Holdings plc	7/27/12	45,329	(642)
				$9,131,204	$(265,532)
(Value on Settlement Date $9,396,736)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
189,113	EUR for CHF	UBS AG	7/27/12	$233,917	$8,682
11,725,000	JPY for EUR	Deutsche Bank	7/27/12	149,716	(2,797)
22,681,000	JPY for EUR	UBS AG	7/27/12	289,612	(228)
7,816,000	JPY for GBP	UBS AG	7/27/12	99,802	(1,671)
15,121,000	JPY for GBP	HSBC Holdings plc	7/27/12	193,079	983
23,664	CAD for USD	Barclays Bank plc	7/27/12	22,883	1,039
2,486,741	CAD for USD	UBS AG	6/29/12	2,406,182	7,825
64,206	CAD for USD	UBS AG	6/29/12	62,126	110
29,160	CHF for USD	Credit Suisse AG	6/29/12	30,032	10
273,640	CHF for USD	UBS AG	7/27/12	281,983	16,873
148,733	EUR for USD	Barclays Bank plc	7/27/12	183,971	12,016
124,000	EUR for USD	HSBC Holdings plc	7/27/12	153,378	10,817
21,000	EUR for USD	HSBC Holdings plc	7/27/12	25,975	1,378
170,255	EUR for USD	UBS AG	7/27/12	210,591	14,926
1,041,939	EUR for USD	UBS AG	6/29/12	1,288,500	15,486
693,163	EUR for USD	UBS AG	6/29/12	857,192	10,302
179,564	EUR for USD	UBS AG	6/29/12	222,056	2,669
45,862	EUR for USD	UBS AG	6/29/12	56,715	143
29,415	EUR for USD	UBS AG	6/29/12	36,376	23
19,652	GBP for USD	Barclays Bank plc	7/27/12	30,280	29
755,718	GBP for USD	Credit Suisse AG	6/29/12	1,164,585	17,872
474,658	GBP for USD	Deutsche Bank	7/27/12	731,365	24,447
10,000	GBP for USD	HSBC Holdings plc	7/27/12	15,408	531
236,218	GBP for USD	HSBC Holdings plc	7/27/12	363,970	19,707
11,000	GBP for USD	HSBC Holdings plc	7/27/12	16,949	815
133,129	GBP for USD	UBS AG	7/27/12	205,128	10,261
89,299	GBP for USD	Westpac Group	7/27/12	137,594	2,046
20,695,057	JPY for USD	Deutsche Bank	7/27/12	264,254	(4,236)
506,000	JPY for USD	HSBC Holdings plc	7/27/12	6,461	(147)
29,000	NOK for USD	HSBC Holdings plc	7/27/12	4,733	323
57,000	NZD for USD	HSBC Holdings plc	7/27/12	42,811	3,421
770,967	SEK for USD	Barclays Bank plc	7/27/12	105,915	7,779
47,000	SEK for USD	HSBC Holdings plc	7/27/12	6,457	510
				$9,899,996	$181,944
(Value on Settlement Date $10,081,940)

Credit Default Swap Agreements
Counterparty/Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America N.A./CDX North America Investment Grade 16 Index	$7,200,000	Buy	1.00%	6/20/16	$(8,152)	$19,743	$11,591

Notes to Schedule of Investments

ADR = American Depositary Receipt
AUD = Australian Dollar
CAD = Canadian Dollar
CBOE = Chicago Board Options Exchange
CDX = Credit Derivatives Indexes
CHF = Swiss Franc
CZK = Czech Koruna
DKK = Danish Krone
ETF = Exchange-Traded Fund
EUR = Euro
FDIC = Federal Deposit Insurance Corporation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FTSE = Financial Times Stock Exchange
GBP = British Pound
GDR = Global Depositary Receipt
GNMA = Government National Mortgage Association
GO = General Obligation
HKD = Hong Kong Dollar
JPY = Japanese Yen
KRW = Korea Won
LB-UBS = Lehman Brothers, Inc. - UBS AG
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MTN = Medium Term Note
NOK = Norwegian Krone
NVDR = Non-Voting Depositary Receipt
NZD = New Zealand Dollar
OJSC = Open Joint Stock Company
PHHMC = PHH Mortgage Corporation
PIK = Payment in Kind
SEK = Swedish Krona
SEQ = Sequential Payer
SGD = Singapore Dollar
TWD = Taiwanese Dollar
USD = United States Dollar
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	When-issued security.

(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $53,014,422, which represented 3.3% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(6)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,403,323,963)	$1,587,256,277
Foreign currency holdings, at value (cost of $459,228)	452,174
Receivable for investments sold	14,152,832
Receivable for capital shares sold	677,274
Unrealized gain on forward foreign currency exchange contracts	261,784
Swap agreements, at value (including net premiums paid (received) of $(8,152))	11,591
Dividends and interest receivable	6,922,585
Other assets	19,497
1,609,754,014

Liabilities
Payable for investments purchased	12,864,500
Payable for capital shares redeemed	2,181,148
Unrealized loss on forward foreign currency exchange contracts	345,372
Accrued management fees	1,419,394
Distribution and service fees payable	242,291
17,052,705

Net Assets	$1,592,701,309

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,409,267,070
Undistributed net investment income	7,479,404
Accumulated net realized loss	(7,902,602)
Net unrealized appreciation	183,857,437
$1,592,701,309

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$589,404,607	88,713,680	$6.64
Institutional Class, $0.01 Par Value	$265,505,477	39,951,651	$6.65
A Class, $0.01 Par Value	$581,850,250	87,720,548	$6.63*
B Class, $0.01 Par Value	$19,830,714	2,993,951	$6.62
C Class, $0.01 Par Value	$93,614,380	14,111,389	$6.63
R Class, $0.01 Par Value	$42,495,881	6,418,641	$6.62
*Maximum offering price $7.03 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $416,895)	$12,044,673
Interest (net of foreign taxes withheld of $416)	9,237,318
21,281,991

Expenses:
Management fees	8,329,313
Distribution and service fees:
A Class	740,815
B Class	106,347
C Class	473,522
R Class	106,834
Directors’ fees and expenses	41,988
Other expenses	6,448
9,805,267

Net investment income (loss)	11,476,724

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	38,229,842
Futures contract transactions	54,450
Swap agreement transactions	(34,588)
Foreign currency transactions	(53,545)
38,196,159

Change in net unrealized appreciation (depreciation) on:
Investments	11,256,054
Futures contracts	(5,508)
Swap agreements	(56,397)
Translation of assets and liabilities in foreign currencies	18,071
11,212,220

Net realized and unrealized gain (loss)	49,408,379

Net Increase (Decrease) in Net Assets Resulting from Operations	$60,885,103

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2011
Increase (Decrease) in Net Assets	May 31, 2012	November 30, 2011
Operations
Net investment income (loss)	$11,476,724	$21,878,480
Net realized gain (loss)	38,196,159	99,395,707
Change in net unrealized appreciation (depreciation)	11,212,220	(52,711,346)
Net increase (decrease) in net assets resulting from operations	60,885,103	68,562,841

Distributions to Shareholders
From net investment income:
Investor Class	(3,474,525)	(9,453,020)
Institutional Class	(1,663,030)	(4,058,373)
A Class	(2,781,627)	(7,346,085)
B Class	(59,667)	(124,491)
C Class	(254,542)	(480,961)
R Class	(168,827)	(385,199)
From net realized gains:
Investor Class	(5,005,011)	—
Institutional Class	(2,027,271)	—
A Class	(4,840,237)	—
B Class	(181,620)	—
C Class	(775,696)	—
R Class	(342,746)	—
Decrease in net assets from distributions	(21,574,799)	(21,848,129)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	15,855,306	(71,312,700)

Net increase (decrease) in net assets	55,165,610	(24,597,988)

Net Assets
Beginning of period	1,537,535,699	1,562,133,687
End of period	$1,592,701,309	$1,537,535,699

Undistributed net investment income	$7,479,404	$4,404,898

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2012 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Moderate Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with its asset mix. The fund pursues its objective by diversifying its assets among various classes of investments such as equity securities, bonds and money market instruments.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.10% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2012 was 1.06% for the Investor Class, A Class, B Class, C Class and R Class and 0.86% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2012 totaled $601,565,684, of which $97,553,995 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2012 totaled $586,335,586, of which $75,059,316 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2012		Year ended November 30, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	7,440,590	$50,231,358	15,975,192	$105,704,231
Issued in reinvestment of distributions	1,299,657	8,335,360	1,415,892	9,268,839
Redeemed	(10,596,612)	(71,025,680)	(24,378,606)	(161,020,195)
	(1,856,365)	(12,458,962)	(6,987,522)	(46,047,125)
Institutional Class/Shares Authorized	225,000,000		225,000,000
Sold	6,767,254	45,423,194	7,175,838	47,283,443
Issued in reinvestment of distributions	573,475	3,690,301	620,078	4,058,373
Redeemed	(3,768,789)	(25,444,109)	(7,201,874)	(47,205,912)
	3,571,940	23,669,386	594,042	4,135,904
A Class/Shares Authorized	350,000,000		350,000,000
Sold	10,247,719	68,785,137	19,721,529	130,216,970
Issued in reinvestment of distributions	1,141,474	7,299,181	1,074,570	7,036,972
Redeemed	(10,568,971)	(71,047,699)	(25,100,121)	(165,898,139)
	820,222	5,036,619	(4,304,022)	(28,644,197)
B Class/Shares Authorized	50,000,000		50,000,000
Sold	25,040	167,818	36,040	236,659
Issued in reinvestment of distributions	36,021	230,254	17,869	117,615
Redeemed	(391,808)	(2,638,885)	(817,376)	(5,403,215)
	(330,747)	(2,240,813)	(763,467)	(5,048,941)
C Class/Shares Authorized	75,000,000		75,000,000
Sold	1,264,252	8,546,555	2,654,554	17,482,796
Issued in reinvestment of distributions	143,005	915,547	64,216	423,316
Redeemed	(1,348,732)	(9,063,771)	(2,869,784)	(18,877,392)
	58,525	398,331	(151,014)	(971,280)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	1,578,460	10,583,337	2,363,025	15,492,477
Issued in reinvestment of distributions	79,168	505,336	58,474	382,529
Redeemed	(1,423,770)	(9,637,928)	(1,608,800)	(10,612,067)
	233,858	1,450,745	812,699	5,262,939
Net increase (decrease)	2,497,433	$15,855,306	(10,799,284)	$(71,312,700)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$732,744,595	—	—
Foreign Common Stocks	52,900,469	$205,558,045	—
U.S. Treasury Securities	—	171,387,663	—
Corporate Bonds	—	151,908,904	—
U.S. Government Agency Mortgage-Backed Securities	—	93,765,770	—
Sovereign Governments and Agencies	—	46,364,793	—
Municipal Securities	—	38,693,932	—
Commercial Paper	—	37,792,776	—
Commercial Mortgage-Backed Securities	—	14,829,578	—
Collateralized Mortgage Obligations	—	9,914,651	—
U.S. Government Agency Securities	—	6,400,728	—
Exchange-Traded Funds	1,797,150	—	—
Convertible Preferred Stocks	—	333,558	—
Asset-Backed Securities	—	149,305	—
Preferred Stocks	—	147,097	—
Temporary Cash Investments	22,567,263	—	—
Total Value of Investment Securities	$810,009,477	$777,246,800	—

Other Financial Instruments
Swap Agreements	—	$19,743	—
Forward Foreign Currency Exchange Contracts	—	(83,588)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	—	$(63,845)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of May 31, 2012

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$11,591	Swap agreements	—
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	261,784	Unrealized loss on forward foreign currency exchange contracts	$345,372
		$273,375		$345,372

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2012
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(34,588)	Change in net unrealized appreciation (depreciation) on swap agreements	$(56,397)
Equity Price Risk	Net realized gain (loss) on futures contract transactions	54,450	Change in net unrealized appreciation (depreciation) on futures contracts	(5,508)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	119,275	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	44,723
		$139,137		$(17,182)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,440,110,683
Gross tax appreciation of investments	$188,388,749
Gross tax depreciation of investments	(41,243,155)
Net tax appreciation (depreciation) of investments	$147,145,594

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The fund has elected to treat $(2,156,979) of net capital losses incurred in the one-month period ended November 30, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:				Total Return(2)	Ratio to Average Net Assets of:				Portfolio Turnover Rate
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Operating Expenses		Net Investment Income (Loss)			Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$6.48	0.05	0.21	0.26	(0.04)	(0.06)	(0.10)	$6.64	3.97%	1.07	%(4)	1.56	%(4)	38%	$589,405
2011	$6.30	0.10	0.18	0.28	(0.10)	—	(0.10)	$6.48	4.42%	1.07%		1.51%		86%	$586,861
2010	$5.83	0.09	0.47	0.56	(0.09)	—	(0.09)	$6.30	9.65%	1.07%		1.44%		87%	$614,299
2009	$4.84	0.09	1.00	1.09	(0.10)	—	(0.10)	$5.83	22.86%	1.08%		1.83%		135%	$561,341
2008	$7.64	0.13	(2.01)	(1.88)	(0.15)	(0.77)	(0.92)	$4.84	(27.85)%	1.06%		2.09%		163%	$457,057
2007	$7.36	0.15	0.70	0.85	(0.15)	(0.42)	(0.57)	$7.64	12.26%	1.05%		2.00%		147%	$831,559
Institutional Class
2012(3)	$6.48	0.06	0.21	0.27	(0.04)	(0.06)	(0.10)	$6.65	4.23%	0.87	%(4)	1.76	%(4)	38%	$265,505
2011	$6.30	0.11	0.18	0.29	(0.11)	—	(0.11)	$6.48	4.63%	0.87%		1.71%		86%	$235,783
2010	$5.83	0.10	0.47	0.57	(0.10)	—	(0.10)	$6.30	9.87%	0.87%		1.64%		87%	$225,389
2009	$4.84	0.11	0.99	1.10	(0.11)	—	(0.11)	$5.83	23.11%	0.88%		2.03%		135%	$367,093
2008	$7.64	0.14	(2.01)	(1.87)	(0.16)	(0.77)	(0.93)	$4.84	(27.70)%	0.86%		2.29%		163%	$308,684
2007	$7.36	0.16	0.70	0.86	(0.16)	(0.42)	(0.58)	$7.64	12.48%	0.85%		2.20%		147%	$520,500

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:				Total Return(2)	Ratio to Average Net Assets of:				Portfolio Turnover Rate
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Operating Expenses		Net Investment Income (Loss)			Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$6.47	0.04	0.21	0.25	(0.03)	(0.06)	(0.09)	$6.63	3.87%	1.32	%(4)	1.31	%(4)	38%	$581,850
2011	$6.29	0.08	0.18	0.26	(0.08)	—	(0.08)	$6.47	4.17%	1.32%		1.26%		86%	$562,309
2010	$5.82	0.07	0.47	0.54	(0.07)	—	(0.07)	$6.29	9.39%	1.32%		1.19%		87%	$573,518
2009	$4.83	0.08	1.00	1.08	(0.09)	—	(0.09)	$5.82	22.60%	1.33%		1.58%		135%	$558,588
2008	$7.63	0.12	(2.02)	(1.90)	(0.13)	(0.77)	(0.90)	$4.83	(28.07)%	1.31%		1.84%		163%	$469,970
2007	$7.35	0.13	0.70	0.83	(0.13)	(0.42)	(0.55)	$7.63	11.99%	1.30%		1.75%		147%	$410,570
B Class
2012(3)	$6.47	0.02	0.21	0.23	(0.02)	(0.06)	(0.08)	$6.62	3.50%	2.07	%(4)	0.56	%(4)	38%	$19,831
2011	$6.29	0.03	0.18	0.21	(0.03)	—	(0.03)	$6.47	3.39%	2.07%		0.51%		86%	$21,518
2010	$5.82	0.03	0.47	0.50	(0.03)	—	(0.03)	$6.29	8.56%	2.07%		0.44%		87%	$25,713
2009	$4.83	0.04	1.00	1.04	(0.05)	—	(0.05)	$5.82	21.69%	2.08%		0.83%		135%	$29,134
2008	$7.63	0.07	(2.02)	(1.95)	(0.08)	(0.77)	(0.85)	$4.83	(28.61)%	2.06%		1.09%		163%	$25,620
2007	$7.35	0.07	0.71	0.78	(0.08)	(0.42)	(0.50)	$7.63	11.16%	2.05%		1.00%		147%	$35,619
C Class
2012(3)	$6.48	0.02	0.21	0.23	(0.02)	(0.06)	(0.08)	$6.63	3.49%	2.07	%(4)	0.56	%(4)	38%	$93,614
2011	$6.30	0.03	0.18	0.21	(0.03)	—	(0.03)	$6.48	3.38%	2.07%		0.51%		86%	$91,094
2010	$5.83	0.03	0.47	0.50	(0.03)	—	(0.03)	$6.30	8.54%	2.07%		0.44%		87%	$89,474
2009	$4.84	0.04	1.00	1.04	(0.05)	—	(0.05)	$5.83	21.64%	2.08%		0.83%		135%	$81,248
2008	$7.64	0.07	(2.02)	(1.95)	(0.08)	(0.77)	(0.85)	$4.84	(28.56)%	2.06%		1.09%		163%	$51,619
2007	$7.36	0.07	0.71	0.78	(0.08)	(0.42)	(0.50)	$7.64	11.15%	2.05%		1.00%		147%	$46,978

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:				Total Return(2)	Ratio to Average Net Assets of:				Portfolio Turnover Rate
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Operating Expenses		Net Investment Income (Loss)			Net Assets, End of Period (in thousands)
R Class
2012(3)	$6.46	0.04	0.21	0.25	(0.03)	(0.06)	(0.09)	$6.62	3.81%	1.57	%(4)	1.06	%(4)	38%	$42,496
2011	$6.28	0.07	0.18	0.25	(0.07)	—	(0.07)	$6.46	3.91%	1.57%		1.01%		86%	$39,971
2010	$5.82	0.06	0.46	0.52	(0.06)	—	(0.06)	$6.28	8.94%	1.57%		0.94%		87%	$33,741
2009	$4.83	0.07	0.99	1.06	(0.07)	—	(0.07)	$5.82	22.30%	1.58%		1.33%		135%	$21,186
2008	$7.63	0.10	(2.02)	(1.92)	(0.11)	(0.77)	(0.88)	$4.83	(28.24)%	1.56%		1.59%		163%	$8,458
2007	$7.35	0.12	0.69	0.81	(0.11)	(0.42)	(0.53)	$7.63	11.72%	1.55%		1.50%		147%	$4,051

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2012 (unaudited).

(4)	Annualized.

(5)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Strategic Asset Allocations, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75494   1207

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 30, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 30, 2012